SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	FACE AMOUNT	VALUE†
CORPORATE BONDS & NOTES — 13.2%
Basic Material — 0.1%
Westlake Chemical Corp., 3.600%, 7/15/22	$500,000	$508,402

Communications — 0.7%
NTT Finance Corp., 0.583%, 3/01/24 ±	3,500,000	3,495,882
ViacomCBS, Inc., 3.700%, 8/15/24	351,000	376,746

		3,872,628

Consumer, Cyclical — 1.2%
Daimler Finance North America LLC, 2.700%, 6/14/24 ±	2,000,000	2,098,432
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,930,750
Toyota Motor Corp., 0.681%, 3/25/24	1,000,000	1,001,369

		6,030,551

Consumer, Non-cyclical — 0.4%
Cigna Corp., 3.500%, 6/15/24	1,000,000	1,068,280
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	1,069,716

		2,137,996

Energy — 0.2%
Schlumberger Holdings Corp., 3.750%, 5/01/24 ±	1,000,000	1,068,478

Financial — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	3,125,666
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,768,570
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	3,242,286
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	2,099,350
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	4,201,580
Morgan Stanley, 3.875%, 4/29/24	4,800,000	5,178,653
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	996,700
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	1,071,874
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	2,065,315
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	5,000,000	5,012,608

		31,762,602

Government — 2.9%
European Investment Bank, 0.375%, 7/24/24	10,000,000	9,963,114
Nordic Investment Bank, 0.375%, 9/20/24	2,250,000	2,237,311
Svensk Exportkredit AB, 0.625%, 10/07/24	3,000,000	2,998,564

		15,198,989

Industrial — 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,866,128
Raytheon Technologies Corp., 3.200%, 3/15/24	2,695,000	2,856,174

		4,722,302

	FACE AMOUNT	VALUE†
Technology — 0.8%
International Business Machines Corp., 3.000%, 5/15/24	$4,000,000	$4,243,621

TOTAL CORPORATE BONDS & NOTES (Identified Cost $69,576,995)		69,545,569

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 86.5%
U.S. Treasury Securities — 86.5%
U.S. Treasury Note, 0.250%, 5/15/24	52,000,000	51,746,094
U.S. Treasury Note, 0.250%, 6/15/24	54,000,000	53,696,250
U.S. Treasury Note, 0.375%, 7/15/24	52,500,000	52,352,344
U.S. Treasury Note, 0.375%, 8/15/24	52,700,000	52,510,609
U.S. Treasury Note, 0.375%, 9/15/24	52,750,000	52,519,219
U.S. Treasury Note, 1.250%, 8/31/24	50,000,000	51,082,031
U.S. Treasury Note, 1.750%, 6/30/24	19,000,000	19,670,937
U.S. Treasury Note, 1.875%, 8/31/24	43,500,000	45,233,203
U.S. Treasury Note, 2.000%, 5/31/24	47,500,000	49,455,664
U.S. Treasury Note, 2.375%, 8/15/24	25,000,000	26,346,680

		454,613,031

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $455,681,290)		454,613,031

SHORT-TERM INVESTMENTS — 0.2%

	SHARES
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.025%	952,189	952,189

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $952,189)		952,189

Total Investments — 99.9% (Identified Cost $526,210,474)		525,110,789
Cash and Other Assets, Less Liabilities —0.1%		542,472

Net Assets — 100.0%		$525,653,261

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2021 amounted to $16,637,578 or 3.17% of the net assets of the Fund.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2021

(As a percentage of total investments (excluding short-term money market investment)) (Unaudited)

Sector	Percentage
Government	89.6%
Financial	6.1%
Consumer, Cyclical	1.2%
Industrial	0.9%
Technology	0.8%
Communications	0.7%
Consumer, Non-cyclical	0.4%
Energy	0.2%
Basic Materials	0.1%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS & NOTES — 99.4%
Australia — 9.0%
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.760%), 0.784%, 1/16/25 ‡	AUD	7,300,000	$5,351,777
Australia Government Bond, 0.250%, 11/21/25	AUD	6,000,000	4,280,060
Australia Government Bond, 4.250%, 4/21/26	AUD	5,200,000	4,362,804
Commonwealth Bank of Australia, 1.125%, 6/15/26 @±	USD	11,800,000	11,743,028
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 0.796%, 1/21/25 ‡	AUD	3,100,000	2,273,488
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 0.933%, 6/19/24 ‡	AUD	2,000,000	1,471,296
National Australia Bank Ltd., 3.375%, 1/14/26	USD	4,500,000	4,926,129
New South Wales Treasury Corp., 4.000%, 5/20/26	AUD	16,900,000	13,946,547
Queensland Treasury Corp., 3.250%, 7/21/26 ±	AUD	5,300,000	4,252,244
South Australian Government Financing Authority, 3.000%, 7/20/26	AUD	3,500,000	2,774,580
Treasury Corp. of Victoria, 0.500%, 11/20/25	AUD	4,000,000	2,862,245
Westpac Banking Corp., (3-mo. Swap + 0.880%), 0.896%, 8/16/24 ‡	AUD	1,000,000	735,344
Westpac Banking Corp., (3-mo. Swap + 0.950%), 0.966%, 11/16/23 ‡	AUD	100,000	73,457
Westpac Banking Corp., 1.150%, 6/03/26	USD	6,500,000	6,492,165
Westpac Banking Corp., (3-mo. Swap + 1.140%), 1.165%, 4/24/24 ‡	AUD	3,000,000	2,218,082
Westpac Banking Corp., 2.850%, 5/13/26 @	USD	4,300,000	4,626,618
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,875,848

			74,265,712

Austria — 0.9%
Oesterreichische Kontrollbank AG, 0.500%, 2/02/26	USD	7,500,000	7,353,742

Canada — 19.3%
Canada Government International Bond, 0.750%, 5/19/26 @	USD	24,600,000	24,368,827
CPPIB Capital, Inc., 0.875%, 9/09/26 @±	USD	19,300,000	19,116,724
Ontario Teachers’ Finance Trust, 0.875%, 9/21/26 ±	USD	12,100,000	11,931,669
Province of Alberta Canada, 2.200%, 6/01/26	CAD	27,100,000	22,224,418
Province of British Columbia Canada, 0.900%, 7/20/26	USD	15,300,000	15,196,832
Province of British Columbia Canada, 2.300%, 6/18/26	CAD	4,000,000	3,305,050
Province of Manitoba Canada, 2.550%, 6/02/26	CAD	5,500,000	4,578,483

		FACE AMOUNT	VALUE†
Province of Ontario Canada, 0.625%, 1/21/26	USD	9,000,000	$8,860,304
Province of Ontario Canada, 1.050%, 4/14/26	USD	10,500,000	10,505,137
Province of Ontario Canada, 1.350%, 9/08/26	CAD	2,000,000	1,576,785
Province of Ontario Canada, 2.400%, 6/02/26	CAD	4,000,000	3,309,815
Province of Quebec Canada, 2.500%, 4/20/26	USD	2,235,000	2,385,005
Province of Quebec Canada, 2.500%, 9/01/26	CAD	14,500,000	12,081,994
PSP Capital, Inc., 0.900%, 6/15/26	CAD	4,800,000	3,718,708
PSP Capital, Inc., 1.000%, 6/29/26 ±	USD	4,693,000	4,683,941
Toronto-Dominion Bank (The), 0.750%, 9/11/25 @	USD	500,000	493,622
Toronto-Dominion Bank (The), 0.750%, 1/06/26 @	USD	2,500,000	2,460,415
Toronto-Dominion Bank (The), (3-mo. Swap + 1.000%), 1.025%, 7/10/24 ‡	AUD	2,000,000	1,471,374
Toronto-Dominion Bank (The), 1.128%, 12/09/25	CAD	6,100,000	4,720,815
Toronto-Dominion Bank (The), 1.200%, 6/03/26	USD	2,938,000	2,929,837

			159,919,755

Denmark — 0.8%
Kommunekredit, 0.500%, 1/28/26	USD	6,625,000	6,501,676

Finland — 1.3%
Kuntarahoitus Oyj, 0.625%, 3/20/26	USD	11,200,000	11,024,032

France — 5.8%
Agence Francaise de Developpement EPIC, 0.625%, 1/22/26	USD	6,200,000	6,101,854
Caisse d’Amortissement de la Dette Sociale, 0.625%, 2/18/26 ±	USD	880,000	866,774
Caisse d’Amortissement de la Dette Sociale, 0.625%, 2/18/26	USD	9,050,000	8,917,130
Dexia Credit Local SA, 1.125%, 4/09/26 ±	USD	400,000	400,557
Dexia Credit Local SA, 1.125%, 4/09/26	USD	16,640,000	16,663,151
SFIL SA, 0.625%, 2/09/26	USD	15,200,000	14,940,500

			47,889,966

Germany — 5.1%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	USD	8,500,000	8,396,943
Kreditanstalt fuer Wiederaufbau, 0.750%, 2/19/26	CAD	1,600,000	1,238,187
Kreditanstalt fuer Wiederaufbau, 1.625%, 4/03/24	NOK	19,000,000	2,193,616
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26 @	USD	9,500,000	9,463,947
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	3,049,443
Landwirtschaftliche Rentenbank, 4.750%, 5/06/26	AUD	1,100,000	929,150
NRW Bank, 0.875%, 3/09/26	USD	5,200,000	5,171,627
State of North Rhine-Westphalia Germany, 1.000%, 4/21/26	USD	11,600,000	11,592,488

			42,035,401

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS & NOTES (Continued)
Netherlands — 2.6%
BNG Bank NV, 0.500%, 11/24/25	USD	1,268,000	$1,248,540
BNG Bank NV, 0.875%, 5/18/26 ±	USD	13,800,000	13,723,557
BNG Bank NV, 0.875%, 5/18/26	USD	4,676,000	4,651,823
BNG Bank NV, 2.375%, 3/16/26	USD	1,000,000	1,060,628
Shell International Finance BV, 2.875%, 5/10/26	USD	600,000	646,271

			21,330,819

New Zealand — 2.2%
Bank of New Zealand, 1.000%, 3/03/26 ±	USD	1,604,000	1,578,768
New Zealand Government Bond, 0.500%, 5/15/24	NZD	2,800,000	1,897,497
New Zealand Government Bond, 0.500%, 5/15/26	NZD	14,900,000	9,815,847
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,771,129

			18,063,241

Norway — 0.6%
Equinor ASA, 1.750%, 1/22/26	USD	1,900,000	1,946,706
Kommunalbanken AS, 0.500%, 1/13/26	USD	3,000,000	2,944,320

			4,891,026

Singapore — 0.2%
Singapore Government Bond, 2.125%, 6/01/26	SGD	1,800,000	1,398,321

Supranational — 16.0%
African Development Bank, 0.875%, 3/23/26 @	USD	12,950,000	12,899,416
African Development Bank, 0.875%, 7/22/26	USD	9,800,000	9,723,893
African Development Bank, 4.500%, 6/02/26	AUD	1,500,000	1,255,307
Asian Development Bank, 0.500%, 2/04/26	USD	2,500,000	2,453,524
Asian Development Bank, 0.500%, 5/05/26	AUD	5,500,000	3,887,022
Asian Development Bank, 1.000%, 4/14/26	USD	17,900,000	17,921,070
Asian Infrastructure Investment Bank (The), 0.500%, 1/27/26	USD	16,579,000	16,243,695
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	2,400,000	1,733,718
European Bank for Reconstruction & Development, 0.500%, 1/28/26 @	USD	23,353,000	22,937,582
European Investment Bank, 0.375%, 3/26/26	USD	15,575,000	15,198,839

		FACE AMOUNT	VALUE†
Inter-American Development Bank, 0.875%, 4/20/26	USD	12,700,000	$12,650,621
Inter-American Development Bank, 2.750%, 10/30/25	AUD	300,000	233,249
Inter-American Development Bank, 4.250%, 6/11/26	AUD	6,000,000	4,981,181
Inter-American Development Bank, 4.400%, 1/26/26	CAD	554,000	495,289
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	4,460,026
Inter-American Investment Corp., 0.625%, 2/10/26	USD	315,000	309,454
International Bank for Reconstruction & Development, 0.625%, 1/14/26	CAD	2,600,000	2,000,653
International Bank for Reconstruction & Development, 1.750%, 11/06/24	NOK	2,000,000	231,570
International Finance Corp., 3.200%, 7/22/26	AUD	1,800,000	1,434,219
Nordic Investment Bank, 1.500%, 3/13/25	NOK	10,000,000	1,146,555
Nordic Investment Bank, 1.875%, 4/10/24	NOK	4,000,000	464,313

			132,661,196

Sweden — 1.4%
Skandinaviska Enskilda Banken AB, 0.850%, 9/02/25 ±	USD	500,000	494,780
Skandinaviska Enskilda Banken AB, 1.200%, 9/09/26 @±	USD	11,150,000	11,058,068

			11,552,848

United States — 34.2%
Amazon.com, Inc., 1.000%, 5/12/26 @	USD	15,398,000	15,390,197
Apple, Inc., 0.700%, 2/08/26 @	USD	2,575,000	2,546,447
Apple, Inc., 3.250%, 2/23/26	USD	1,192,000	1,296,802
Berkshire Hathaway, Inc., 3.125%, 3/15/26	USD	1,888,000	2,049,193
Chevron Corp., 2.954%, 5/16/26	USD	2,000,000	2,155,173
Federal National Mortgage Association, 2.125%, 4/24/26	USD	750,000	789,767
Merck & Co., Inc., 0.750%, 2/24/26	USD	4,900,000	4,836,498
Microsoft Corp., 3.125%, 11/03/25	USD	5,000,000	5,423,512
National Securities Clearing Corp., 0.750%, 12/07/25 ±	USD	3,855,000	3,799,875
National Securities Clearing Corp., 0.750%, 12/07/25	USD	1,000,000	985,700
Nestle Holdings, Inc., 0.625%, 1/15/26 ±	USD	5,352,000	5,236,618
Procter & Gamble Co. (The), 1.000%, 4/23/26	USD	3,654,000	3,659,234
Roche Holdings, Inc., 0.991%, 3/05/26 ±	USD	1,300,000	1,288,019
Roche Holdings, Inc., 2.625%, 5/15/26 ±	USD	300,000	318,293

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS & NOTES (Continued)
United States (Continued)
U.S. Treasury Note, 0.500%, 2/28/26	USD	8,500,000	$8,354,902
U.S. Treasury Note, 0.750%, 3/31/26	USD	65,000,000	64,531,543
U.S. Treasury Note, 0.750%, 4/30/26	USD	11,750,000	11,657,285
U.S. Treasury Note, 0.750%, 5/31/26	USD	64,000,000	63,442,500
U.S. Treasury Note, 1.625%, 5/15/26	USD	33,000,000	34,032,539
U.S. Treasury Note, 2.125%, 5/31/26	USD	7,000,000	7,380,625
U.S. Treasury Note, 2.250%, 3/31/26	USD	28,000,000	29,661,406
U.S. Treasury Note, 2.375%, 4/30/26	USD	7,000,000	7,458,281
Visa, Inc., 3.150%, 12/14/25	USD	1,000,000	1,084,487
Walmart, Inc., 1.050%, 9/17/26 @	USD	6,000,000	5,992,373

			283,371,269

TOTAL BONDS & NOTES (Identified Cost $828,109,020)			822,259,004

	SHARES
SHORT-TERM INVESTMENTS — 4.8%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.025%	435,704	435,704

Collateral For Securities On Loan — 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	39,684,178	39,684,178

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $40,119,882)		40,119,882

Total Investments — 104.2% (Identified Cost $868,228,902)		862,378,886

Liabilities, Less Cash and Other Assets — (4.2%)		(34,811,985)

Net Assets — 100.0%		$827,566,901

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of September 30, 2021.
@	A portion or all of the security were held on loan. As of September 30, 2021, the market value of the securities on loan was $51,692,022.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2021 amounted to $90,492,916 or 10.93% of the net assets of the Fund.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

NOK — Norwegian Krone

NZD — New Zealand Dollar

SGD — Singapore Dollar

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2021
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/04/21	USD	9,912,831	NZD	14,314,909	Morgan Stanley & Co., Inc.	$9,882,295	$30,536	$—
10/04/21	USD	6,853,305	NZD	9,636,243	State Street Bank and Trust Co.	6,652,377	200,928	—
10/05/21	USD	1,416,688	SGD	1,927,205	State Street Bank and Trust Co.	1,419,356	—	(2,668)
10/27/21	USD	50,933,818	CAD	64,235,113	Citibank N.A. London	50,712,691	221,127	—
10/27/21	USD	4,170,615	CAD	5,266,073	State Street Bank and Trust Co.	4,157,488	13,127	—
10/27/21	USD	18,871,642	CAD	24,070,406	State Street Bank and Trust Co.	19,003,238	—	(131,596)
11/03/21	USD	72,177,221	AUD	98,640,439	Morgan Stanley & Co., Inc.	71,320,933	856,288	—
11/03/21	USD	322,055	AUD	442,271	State Street Bank and Trust Co.	319,780	2,275	—
11/09/21	USD	8,192,718	NOK	70,590,919	HSBC Bank USA	8,072,954	119,764	—
11/16/21	USD	16,378,178	NZD	23,864,282	Citibank N.A. London	16,470,144	—	(91,966)

							$1,444,045	$(226,230)

Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2021
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/04/21	NZD	23,951,152	USD	16,441,747	Citibank N.A. London	$16,534,673	$92,926	$—
10/27/21	CAD	13,971,726	USD	11,017,730	HSBC Bank USA	11,030,476	12,746	—
10/27/21	CAD	3,827,134	USD	3,030,326	State Street Bank and Trust Co.	3,021,466	—	(8,860)
11/03/21	AUD	1,274,815	USD	925,456	State Street Bank and Trust Co.	921,743	—	(3,713)
11/09/21	NOK	20,455,812	USD	2,380,288	Bank of America N.A.	2,339,378	—	(40,910)
11/09/21	NOK	14,513,219	USD	1,676,050	State Street Bank and Trust Co.	1,659,767	—	(16,283)

							$105,672	$(69,766)

Total							$1,549,717	$(295,996)

The accompanying notes are an integral part of these portfolio of investments.

Country weightings as of September 30, 2021

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
United States	34.5%
Canada	19.5%
Supranational	16.1%
Australia	9.0%
France	5.8%
Germany	5.1%
Netherlands	2.6%
New Zealand	2.2%
Sweden	1.4%
Others	3.8%

100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc. *	500	$87,510
Boeing Co. (The) *	9,496	2,088,550
BWX Technologies, Inc.	2,913	156,894
Curtiss-Wright Corp.	847	106,875
General Dynamics Corp.	4,545	890,956
HEICO Corp.	574	75,693
HEICO Corp., Class A	1,141	135,129
HEXCEL Corp. *	778	46,205
Howmet Aerospace, Inc.	1,946	60,715
Huntington Ingalls Industries, Inc.	1,027	198,273
L3Harris Technologies, Inc.	2,258	497,302
Lockheed Martin Corp.	6,768	2,335,637
Northrop Grumman Corp.	3,844	1,384,417
Raytheon Technologies Corp.	14,657	1,259,916
Textron, Inc.	4,852	338,718
TransDigm Group, Inc. *	1,007	628,942

		10,291,732

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	243,600
Expeditors International of Washington, Inc.	3,525	419,933
FedEx Corp.	5,009	1,098,424
GXO Logistics, Inc. *	1,934	151,703
United Parcel Service, Inc., Class B	15,874	2,890,655

		4,804,315

Airlines — 0.2%
Alaska Air Group, Inc. *	3,201	187,578
American Airlines Group, Inc. *	9,642	197,854
Delta Air Lines, Inc. *	4,487	191,191
JetBlue Airways Corp. *	3,600	55,044
Southwest Airlines Co. *	5,800	298,294
United Airlines Holdings, Inc. *	2,884	137,192

		1,067,153

Auto Components — 0.2%
Aptiv PLC *	4,280	637,592
Autoliv, Inc.	1,465	125,580
BorgWarner, Inc.	3,685	159,229
Fox Factory Holding Corp. *	422	60,996
Gentex Corp.	5,624	185,479
Lear Corp.	1,257	196,695

		1,365,571

Automobiles — 1.4%
Ford Motor Co. *	38,192	540,799
General Motors Co. *	19,500	1,027,845
Harley-Davidson, Inc.	2,235	81,823
Tesla, Inc. *	10,040	7,785,819
Thor Industries, Inc.	1,179	144,734

		9,581,020

Beverages — 1.5%
Boston Beer Co., Inc. (The), Class A *	216	110,106
Brown-Forman Corp., Class A	1,202	75,329
Brown-Forman Corp., Class B	8,000	536,080
Coca-Cola Co. (The)	76,728	4,025,918
Constellation Brands, Inc., Class A	2,222	468,153
Keurig Dr Pepper, Inc.	3,375	115,290
Molson Coors Beverage Co., Class B	1,400	64,932
Monster Beverage Corp. *	6,606	586,811
PepsiCo, Inc.	32,416	4,875,691

		10,858,310

Biotechnology — 2.0%
AbbVie, Inc.	39,827	4,296,139
Acceleron Pharma, Inc. *	200	34,420

	SHARES	VALUE†
Alkermes PLC *	1,119	$34,510
Alnylam Pharmaceuticals, Inc. *	1,198	226,194
Amgen, Inc.	14,893	3,166,997
Biogen, Inc. *	3,365	952,261
BioMarin Pharmaceutical, Inc. *	1,169	90,352
Bridgebio Pharma, Inc. *	861	40,355
CRISPR Therapeutics AG *	204	22,834
Denali Therapeutics, Inc. *	512	25,830
Exact Sciences Corp. *@	1,421	135,635
Exelixis, Inc. *	3,578	75,639
Gilead Sciences, Inc.	23,535	1,643,920
Halozyme Therapeutics, Inc. *	2,100	85,428
Horizon Therapeutics PLC *	1,910	209,221
Incyte Corp. *	2,108	144,988
Intellia Therapeutics, Inc. *	455	61,038
Moderna, Inc. *	2,583	994,093
Natera, Inc. *	408	45,468
Neurocrine Biosciences, Inc. *	608	58,313
Novavax, Inc. *	517	107,179
Regeneron Pharmaceuticals, Inc. *	1,543	933,793
Seagen, Inc. *	1,365	231,777
Twist Bioscience Corp. *	200	21,394
United Therapeutics Corp. *	835	154,124
Vertex Pharmaceuticals, Inc. *	2,363	428,625

		14,220,527

Building Products — 0.7%
A.O. Smith Corp.	3,112	190,050
Advanced Drainage Systems, Inc.	1,220	131,967
Allegion PLC	3,064	404,999
Armstrong World Industries, Inc.	1,390	132,703
Builders FirstSource, Inc. *	2,521	130,437
Carlisle Cos., Inc.	1,113	221,253
Carrier Global Corp.	15,513	802,953
Fortune Brands Home & Security, Inc.	2,930	262,001
Johnson Controls International PLC	4,323	294,310
Lennox International, Inc.	835	245,632
Masco Corp.	4,882	271,195
Owens Corning	2,802	239,571
Resideo Technologies, Inc. *	1,731	42,911
Simpson Manufacturing Co., Inc.	1,080	115,528
Trane Technologies PLC	4,386	757,243
Trex Co., Inc. *	3,457	352,372
UFP Industries, Inc.	812	55,200

		4,650,325

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	600	90,654
Ameriprise Financial, Inc.	1,870	493,904
Ares Management Corp., Class A	1,606	118,571
Artisan Partners Asset Management, Inc., Class A	764	37,375
Bank of New York Mellon Corp. (The)	9,097	471,588
BlackRock, Inc.	1,720	1,442,495
Blackstone, Inc.	6,683	777,500
Cboe Global Markets, Inc.	2,123	262,955
Charles Schwab Corp. (The)	14,444	1,052,101
CME Group, Inc.	2,477	479,002
FactSet Research Systems, Inc.	1,171	462,287
Franklin Resources, Inc.	4,676	138,971
Goldman Sachs Group, Inc. (The)	3,831	1,448,233
Hamilton Lane, Inc. Class A	723	61,325
Houlihan Lokey, Inc.	1,466	135,019
Interactive Brokers Group, Inc., Class A	1,683	104,918
Intercontinental Exchange, Inc.	6,705	769,868
Invesco Ltd.	4,344	104,734
Janus Henderson Group PLC	1,850	76,460

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Jefferies Financial Group, Inc.	1,620	$60,151
KKR & Co., Inc.	7,268	442,476
Lazard Ltd., Class A	1,200	54,960
LPL Financial Holdings, Inc.	2,331	365,407
MarketAxess Holdings, Inc.	900	378,621
Moelis & Co., Class A	1,252	77,461
Moody’s Corp.	4,462	1,584,501
Morgan Stanley	22,401	2,179,841
Morningstar, Inc.	500	129,515
MSCI, Inc.	1,585	964,219
Nasdaq, Inc.	1,912	369,054
Northern Trust Corp.	3,260	351,461
Raymond James Financial, Inc.	3,195	294,835
S&P Global, Inc.	5,432	2,308,002
SEI Investments Co.	3,132	185,728
State Street Corp.	1,628	137,924
Stifel Financial Corp.	2,529	171,871
T. Rowe Price Group, Inc.	4,878	959,503
Tradeweb Markets, Inc., Class A	683	55,173
Virtu Financial, Inc., Class A	1,430	34,935

		19,633,598

Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,928	1,006,000
Albemarle Corp.	956	209,335
Ashland Global Holdings, Inc.	970	86,446
Avient Corp.	700	32,445
Axalta Coating Systems Ltd. *	1,231	35,933
Balchem Corp.	893	129,548
Celanese Corp.	1,968	296,460
CF Industries Holdings, Inc.	2,192	122,358
Chemours Co. (The)	1,100	31,966
Corteva, Inc.	5,428	228,410
Dow, Inc.	11,163	642,542
DuPont de Nemours, Inc.	4,000	271,960
Eastman Chemical Co.	2,600	261,924
Ecolab, Inc.	4,800	1,001,376
Element Solutions, Inc.	3,000	65,040
FMC Corp.	1,937	177,352
Huntsman Corp.	4,705	139,221
International Flavors & Fragrances, Inc.	2,270	303,544
Linde PLC	5,832	1,710,992
LyondellBasell Industries NV, Class A	6,211	582,902
Mosaic Co. (The)	4,606	164,526
Olin Corp.	1,800	86,850
PPG Industries, Inc.	4,454	636,967
RPM International, Inc.	3,184	247,238
Scotts Miracle-Gro Co. (The)	1,264	184,999
Sensient Technologies Corp.	340	30,967
Sherwin Williams Co. (The)	6,715	1,878,387
Valvoline, Inc.	2,246	70,030
Westlake Chemical Corp.	439	40,011

		10,675,729

Commercial Banks — 2.8%
Bank of America Corp.	70,037	2,973,071
Bank OZK	1,661	71,390
BankUnited, Inc.	539	22,541
BOK Financial Corp.	300	26,865
Citigroup, Inc.	23,305	1,635,545

	SHARES	VALUE†
Citizens Financial Group, Inc.	454	$21,329
Comerica, Inc.	1,832	147,476
Commerce Bancshares, Inc.	2,163	150,718
Community Bank System, Inc.	932	63,767
Cullen/Frost Bankers, Inc.	532	63,106
East West Bancorp, Inc.	2,039	158,104
Fifth Third Bancorp	7,840	332,730
First Citizens Bancshares, Inc., Class A	112	94,435
First Financial Bankshares, Inc.	3,094	142,169
First Horizon Corp.	7,194	117,190
First Republic Bank	1,987	383,253
Glacier Bancorp, Inc.	1,306	72,287
Hancock Whitney Corp.	1,078	50,795
Huntington Bancshares, Inc.	7,352	113,662
JPMorgan Chase & Co.	43,114	7,057,331
KeyCorp	7,104	153,588
M&T Bank Corp.	522	77,955
Pacific Premier Bancorp, Inc.	1,030	42,683
PacWest Bancorp	700	31,724
Pinnacle Financial Partners, Inc.	300	28,224
PNC Financial Services Group, Inc. (The)	3,193	624,679
Popular, Inc.	2,182	169,476
Prosperity Bancshares, Inc.	1,026	72,979
Regions Financial Corp.	9,428	200,911
ServisFirst Bancshares, Inc.	589	45,824
Signature Bank	385	104,828
South State Corp.	400	29,868
Sterling Bancorp	2,564	63,997
SVB Financial Group *	882	570,548
Synovus Financial Corp.	1,811	79,485
Truist Financial Corp.	9,532	559,052
UMB Financial Corp.	590	57,059
Umpqua Holdings Corp.	2,800	56,700
United Bankshares, Inc.	778	28,304
US Bancorp	20,010	1,189,394
Valley National Bancorp	1,602	21,323
Webster Financial Corp.	826	44,984
Wells Fargo & Co.	31,501	1,461,961
Western Alliance Bancorp	2,242	243,974
Wintrust Financial Corp.	600	48,222
Zions Bancorp NA	2,092	129,474

		19,834,980

Commercial Services & Supplies — 0.6%
Cintas Corp.	2,086	794,057
Clean Harbors, Inc. *	1,200	124,644
Copart, Inc. *	4,707	652,955
IAA, Inc. *	3,052	166,548
MSA Safety, Inc.	600	87,420
Republic Services, Inc.	4,657	559,119
Rollins, Inc.	5,929	209,471
Stericycle, Inc. *	1,544	104,946
Tetra Tech, Inc.	1,092	163,079
UniFirst Corp.	477	101,420
Waste Management, Inc.	9,583	1,431,317

		4,394,976

Communications Equipment — 0.7%
Arista Networks, Inc. *	798	274,225
Ciena Corp. *	2,569	131,918
Cisco Systems, Inc.	64,788	3,526,411
F5 Networks, Inc. *	1,022	203,153

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Juniper Networks, Inc.	4,954	$136,334
Lumentum Holdings, Inc. *@	1,528	127,649
Motorola Solutions, Inc.	2,888	670,940
Ubiquiti, Inc.	275	82,135
Viavi Solutions, Inc. *	1,500	23,610

		5,176,375

Computers & Peripherals — 7.1%
Apple, Inc.	335,928	47,533,812
Dell Technologies, Inc., Class C *	6,259	651,186
Hewlett Packard Enterprise Co.	9,599	136,786
HP, Inc.	20,589	563,315
NetApp, Inc.	6,481	581,735
Seagate Technology Holdings PLC	6,304	520,206
Western Digital Corp. *	3,176	179,253
Xerox Holdings Corp.	901	18,173

		50,184,466

Construction & Engineering — 0.1%
AECOM *	1,355	85,568
API Group Corp. ±*	1,855	37,749
EMCOR Group, Inc.	1,400	161,532
MasTec, Inc. *	1,700	146,676
Quanta Services, Inc.	2,721	309,704
Valmont Industries, Inc.	200	47,024
WillScot Mobile Mini Holdings Corp. *	1,927	61,125

		849,378

Construction Materials — 0.1%
Eagle Materials, Inc.	880	115,421
Martin Marietta Materials, Inc.	664	226,875
Summit Materials, Inc., Class A *	1,470	46,996
Vulcan Materials Co.	1,851	313,115

		702,407

Consumer Finance — 0.6%
Ally Financial, Inc.	4,715	240,701
American Express Co.	12,759	2,137,515
Capital One Financial Corp.	4,875	789,604
Credit Acceptance Corp. *	284	166,225
Discover Financial Services	6,077	746,560
Navient Corp.	1,900	37,487
OneMain Holdings, Inc.	900	49,797
SLM Corp.	3,100	54,560
Synchrony Financial	6,557	320,506

		4,542,955

Containers & Packaging — 0.5%
Amcor PLC	13,861	160,649
AptarGroup, Inc.	1,483	176,996
Avery Dennison Corp.	2,232	462,493
Ball Corp.	6,941	624,482
Berry Global Group, Inc. *	3,918	238,528
Crown Holdings, Inc.	3,693	372,181
Graphic Packaging Holding Co.	6,877	130,938
International Paper Co.	5,869	328,194
Packaging Corp. of America	2,228	306,216
Sealed Air Corp.	3,059	167,603
Silgan Holdings, Inc.	2,057	78,906
Sonoco Products Co.	1,933	115,168
WestRock Co.	1,629	81,173

		3,243,527

Distributors — 0.2%
Genuine Parts Co.	2,179	264,160
LKQ Corp. *	5,410	272,231
Pool Corp.	1,226	532,587

		1,068,978

	SHARES	VALUE†
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	639	$89,089
Chegg, Inc. *@	1,444	98,221
Frontdoor, Inc. *	420	17,598
Grand Canyon Education, Inc. *	834	73,359
Service Corp. International	4,767	287,259
Terminix Global Holdings, Inc. *	3,309	137,886

		703,412

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B *	16,977	4,633,702
Equitable Holdings, Inc.	5,987	177,455
Voya Financial, Inc.	1,519	93,252

		4,904,409

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	80,502	2,174,359
Iridium Communications, Inc. *	3,043	121,264
Lumen Technologies, Inc.	12,123	150,204
Verizon Communications, Inc.	99,340	5,365,353

		7,811,180

Electric Utilities — 1.5%
Alliant Energy Corp.	4,621	258,684
American Electric Power Co., Inc.	9,384	761,793
Avangrid, Inc.	1,433	69,644
Duke Energy Corp.	13,908	1,357,282
Edison International	6,635	368,044
Entergy Corp.	2,869	284,920
Evergy, Inc.	3,652	227,154
Eversource Energy	6,457	527,924
Exelon Corp.	16,734	808,922
FirstEnergy Corp.	8,176	291,229
Hawaiian Electric Industries, Inc.	2,245	91,663
IDACORP, Inc.	647	66,887
NextEra Energy, Inc.	38,077	2,989,806
NRG Energy, Inc.	6,256	255,433
OGE Energy Corp.	3,314	109,229
PG&E Corp. *	2,100	20,160
Pinnacle West Capital Corp.	1,978	143,128
PNM Resources, Inc.	2,100	103,908
Portland General Electric Co.	1,411	66,303
PPL Corp.	9,200	256,496
Southern Co. (The)	19,320	1,197,260
Xcel Energy, Inc.	9,222	576,375

		10,832,244

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	173,370
AMETEK, Inc.	3,933	487,731
Eaton Corp. PLC	6,023	899,294
Emerson Electric Co.	9,630	907,146
Generac Holdings, Inc. *	1,183	483,457
Hubbell, Inc.	1,149	207,590
nVent Electric PLC	2,290	74,036
Plug Power, Inc. *	670	17,112
Regal Beloit Corp.	967	145,379
Rockwell Automation, Inc.	3,233	950,631
Sensata Technologies Holding PLC *	2,621	143,421

		4,489,167

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,045	882,055
Arrow Electronics, Inc. *	830	93,201
Avnet, Inc.	944	34,900

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
CDW Corp.	3,882	$706,602
Cognex Corp.	1,711	137,256
Corning, Inc.	8,949	326,549
Fabrinet *	300	30,753
Flex Ltd. *	7,316	129,347
II-VI, Inc. *@	900	53,424
IPG Photonics Corp. *	471	74,606
Jabil, Inc.	3,689	215,327
Keysight Technologies, Inc. *	3,226	530,000
Littelfuse, Inc.	380	103,843
National Instruments Corp.	1,428	56,020
Novanta, Inc. *	661	102,125
SYNNEX Corp.	1,139	118,570
TE Connectivity Ltd.	3,575	490,561
Teledyne Technologies, Inc. *	799	343,234
Trimble, Inc. *	2,830	232,768
Vontier Corp.	2,967	99,691
Zebra Technologies Corp., Class A *	919	473,671

		5,234,503

Energy Equipment & Services — 0.1%
Baker Hughes Co.	3,464	85,665
ChampionX Corp. *	1,200	26,832
Halliburton Co.	8,047	173,976
NOV, Inc. *	4,002	52,466
Schlumberger NV	15,566	461,376

		800,315

Entertainment — 1.4%
Activision Blizzard, Inc.	9,560	739,848
Electronic Arts, Inc.	2,838	403,706
Liberty Media Corp-Liberty Formula One, Class A *	315	14,821
Liberty Media Corp. - Liberty Formula One, Class C *	2,102	108,064
Live Nation Entertainment, Inc. *	2,466	224,727
Netflix, Inc. *	6,961	4,248,577
Roku, Inc. *	866	271,361
Spotify Technology SA *	457	102,980
Take-Two Interactive Software, Inc. *	1,964	302,593
Walt Disney Co. (The) *	18,097	3,061,469
World Wrestling Entertainment, Inc., Class A	849	47,765
Zynga, Inc., Class A *	10,858	81,761

		9,607,672

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc. *	2,341	128,568
Casey’s General Stores, Inc.	986	185,812
Costco Wholesale Corp.	8,735	3,925,072
Kroger Co. (The)	17,571	710,395
Performance Food Group Co. *	1,336	62,071
Sysco Corp.	11,546	906,361
US Foods Holding Corp. *	1,600	55,456
Walgreens Boots Alliance, Inc.	7,503	353,016
Walmart, Inc.	28,961	4,036,584

		10,363,335

Food Products — 0.8%
Archer-Daniels-Midland Co.	4,142	248,561
Bunge Ltd.	1,401	113,929

	SHARES	VALUE†
Campbell Soup Co.	4,243	$177,400
Conagra Brands, Inc.	5,411	183,271
Darling Ingredients, Inc. *	4,810	345,839
Flowers Foods, Inc.	3,652	86,297
Freshpet, Inc. *	258	36,814
General Mills, Inc.	12,261	733,453
Hershey Co. (The)	3,183	538,723
Hormel Foods Corp. @	5,226	214,266
Ingredion, Inc.	1,590	141,526
J.M. Smucker Co. (The)	1,655	198,650
Kellogg Co.	5,495	351,240
Kraft Heinz Co. (The)	5,057	186,199
Lamb Weston Holdings, Inc.	4,603	282,486
Lancaster Colony Corp.	522	88,119
McCormick & Co., Inc.	4,400	356,532
Mondelez International, Inc., Class A	16,383	953,163
Pilgrim’s Pride Corp. *	1,700	49,436
Post Holdings, Inc. *	1,501	165,350
Sanderson Farms, Inc.	247	46,485
Tyson Foods, Inc., Class A	5,064	399,752

		5,897,491

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	208,152
National Fuel Gas Co.	1,600	84,032
Southwest Gas Holdings, Inc.	1,343	89,820
UGI Corp.	2,799	119,293

		501,297

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	26,711	3,155,370
ABIOMED, Inc. *	764	248,697
Align Technology, Inc. *	912	606,872
Baxter International, Inc.	8,028	645,692
Becton Dickinson & Co.	3,279	806,044
Boston Scientific Corp. *	10,979	476,379
CONMED Corp.	289	37,810
Cooper Cos., Inc. (The)	521	215,335
Danaher Corp.	7,238	2,203,537
Dentsply Sirona, Inc.	1,578	91,603
DexCom, Inc. *	1,090	596,077
Edwards Lifesciences Corp. *	9,300	1,052,853
Envista Holdings Corp. *	2,222	92,902
Globus Medical, Inc., Class A *	1,500	114,930
Hill-Rom Holdings, Inc.	1,395	209,250
Hologic, Inc. *	4,904	361,964
ICU Medical, Inc. *	98	22,871
Idexx Laboratories, Inc. *	2,400	1,492,560
Insulet Corp. *	521	148,084
Integra LifeSciences Holdings Corp. *	1,168	79,985
Intuitive Surgical, Inc. *	1,335	1,327,190
LivaNova PLC *	470	37,219
Masimo Corp. *	787	213,049
Medtronic PLC	9,595	1,202,733
Neogen Corp. *	444	19,283
Novocure Ltd. *	596	69,237
Penumbra, Inc. *	389	103,669
ResMed, Inc.	2,770	730,033
Shockwave Medical, Inc. *	212	43,647
STAAR Surgical Co. *	200	25,706
STERIS PLC	1,118	228,385
Stryker Corp.	4,861	1,281,943

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Teleflex, Inc.	364	$137,064
West Pharmaceutical Services, Inc.	1,211	514,118
Zimmer Biomet Holdings, Inc.	1,186	173,583

		18,765,674

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *	1,169	74,559
Amedisys, Inc. *	578	86,180
AmerisourceBergen Corp.	2,652	316,781
AMN Healthcare Services, Inc. *	400	45,900
Anthem, Inc.	3,793	1,414,030
Cardinal Health, Inc.	5,853	289,489
Centene Corp. *	4,920	306,565
Chemed Corp.	339	157,676
CIGNA Corp.	5,748	1,150,520
CVS Health Corp.	14,844	1,259,662
DaVita, Inc. *	2,100	244,146
Encompass Health Corp.	2,141	160,661
Ensign Group, Inc. (The)	687	51,449
Guardant Health, Inc. *	673	84,132
HCA Healthcare, Inc.	6,078	1,475,252
HealthEquity, Inc. *	844	54,657
Henry Schein, Inc. *	3,048	232,136
Humana, Inc.	2,612	1,016,460
Laboratory Corp. of America Holdings *	1,685	474,226
LHC Group, Inc. *	573	89,909
McKesson Corp.	3,242	646,390
Molina Healthcare, Inc. *	1,058	287,046
Premier, Inc., Class A	1,383	53,605
Quest Diagnostics, Inc.	2,455	356,736
R1 RCM, Inc. *	1,861	40,961
Select Medical Holdings Corp.	1,200	43,404
Tenet Healthcare Corp. *	1,281	85,110
UnitedHealth Group, Inc.	18,336	7,164,609
Universal Health Services, Inc., Class B	2,001	276,878

		17,939,129

Health Care Technology — 0.2%
Cerner Corp.	5,716	403,092
Change Healthcare, Inc. *	7,084	148,339
Omnicell, Inc. *	700	103,901
Teladoc Health, Inc. *@	659	83,568
Veeva Systems, Inc., Class A *	1,900	547,523

		1,286,423

Hotels, Restaurants & Leisure — 1.9%
Aramark	2,445	80,343
Booking Holdings, Inc. *	746	1,770,907
Boyd Gaming Corp. *	1,142	72,243
Caesars Entertainment, Inc. *	978	109,810
Carnival Corp. *	6,222	155,612
Chipotle Mexican Grill, Inc. *	423	768,811
Choice Hotels International, Inc.	1,000	126,370
Churchill Downs, Inc.	450	108,036
Darden Restaurants, Inc.	2,002	303,243
Domino’s Pizza, Inc.	810	386,338
Expedia Group, Inc. *	1,275	208,972
Hilton Worldwide Holdings, Inc. *	3,953	522,231
Hyatt Hotels Corp., Class A *	300	23,130
Las Vegas Sands Corp. *	3,185	116,571
Marriott International, Inc., Class A *	6,242	924,378
Marriott Vacations Worldwide Corp.	750	117,997
McDonald’s Corp.	12,813	3,089,342
MGM Resorts International	3,426	147,832

	SHARES	VALUE†
Norwegian Cruise Line Holdings Ltd. *	4,116	$109,938
Papa John’s International, Inc.	400	50,796
Penn National Gaming, Inc. *	1,762	127,675
Planet Fitness, Inc. Class A *	1,743	136,913
Royal Caribbean Cruises Ltd. *	2,550	226,822
Starbucks Corp.	21,520	2,373,871
Texas Roadhouse, Inc.	1,257	114,802
Travel + Leisure Co.	1,170	63,800
Vail Resorts, Inc. *	780	260,559
Wendy’s Co. (The)	5,687	123,294
Wingstop, Inc.	489	80,162
Wyndham Hotels & Resorts, Inc.	1,765	136,240
Wynn Resorts Ltd. *@	1,565	132,634
Yum! Brands, Inc.	5,539	677,475

		13,647,147

Household Durables — 0.4%
DR Horton, Inc.	5,753	483,079
Garmin Ltd.	2,389	371,394
Helen of Troy Ltd. *	496	111,441
KB Home	981	38,181
Leggett & Platt, Inc.	3,378	151,470
Lennar Corp., B Shares	72	5,587
Lennar Corp., Class A	3,122	292,469
LGI Homes, Inc. *	200	28,382
M.D.C. Holdings, Inc.	774	36,161
Meritage Homes Corp. *	900	87,300
Mohawk Industries, Inc. *	600	106,440
Newell Brands, Inc.	5,255	116,346
NVR, Inc. *	68	325,997
PulteGroup, Inc.	5,849	268,586
Sonos, Inc. *	1,123	36,340
Tempur Sealy International, Inc.	3,440	159,650
Toll Brothers, Inc.	1,650	91,229
TopBuild Corp. *	500	102,405
Whirlpool Corp.	1,555	317,002

		3,129,459

Household Products — 1.4%
Church & Dwight Co., Inc.	5,160	426,061
Clorox Co. (The)	3,195	529,124
Colgate-Palmolive Co.	18,122	1,369,661
Kimberly-Clark Corp.	7,609	1,007,736
Procter & Gamble Co. (The)	48,462	6,774,988

		10,107,570

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	251,130
Clearway Energy, Inc., Class C	2,400	72,648
Ormat Technologies, Inc. @	741	49,358
Vistra Corp.	3,161	54,053

		427,189

Industrial Conglomerates — 0.9%
3M Co.	14,194	2,489,911
General Electric Co.	6,463	665,883
Honeywell International, Inc.	12,821	2,721,642
Roper Technologies, Inc.	1,844	822,664

		6,700,100

Insurance — 1.7%
Aflac, Inc.	7,013	365,588
Alleghany Corp. *	167	104,276
Allstate Corp. (The)	5,625	716,119
American Financial Group, Inc.	527	66,312
American International Group, Inc.	4,355	239,046
Aon PLC, Class A	5,786	1,653,465
Arch Capital Group Ltd. *	4,493	171,543

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Arthur J. Gallagher & Co.	3,023	$449,369
Assurant, Inc.	1,143	180,308
Athene Holding Ltd., Class A *	1,250	86,088
Axis Capital Holdings Ltd.	1,300	59,852
Brighthouse Financial, Inc. *	1,077	48,713
Brown & Brown, Inc.	4,399	243,925
Chubb Ltd.	3,380	586,362
Cincinnati Financial Corp.	1,150	131,353
Enstar Group Ltd. *	300	70,419
Erie Indemnity Co., Class A	545	97,239
Everest Re Group Ltd.	191	47,899
Fidelity National Financial, Inc.	5,659	256,579
First American Financial Corp.	2,790	187,069
Globe Life, Inc.	1,141	101,583
Hanover Insurance Group, Inc. (The)	696	90,216
Hartford Financial Services Group, Inc. (The)	4,027	282,897
Kemper Corp.	1,200	80,148
Kinsale Capital Group, Inc.	257	41,557
Lincoln National Corp.	2,031	139,631
Loews Corp.	1,471	79,331
Markel Corp. *	100	119,513
Marsh & McLennan Cos., Inc.	9,000	1,362,870
MBIA, Inc. *	3,900	50,115
MetLife, Inc.	5,593	345,256
Old Republic International Corp.	2,863	66,221
Primerica, Inc.	1,066	163,770
Principal Financial Group, Inc.	3,893	250,709
Progressive Corp. (The)	11,708	1,058,286
Prudential Financial, Inc.	2,761	290,457
Reinsurance Group of America, Inc.	777	86,449
RenaissanceRe Holdings Ltd.	783	109,150
RLI Corp.	700	70,189
Selective Insurance Group, Inc.	829	62,614
Travelers Companies, Inc. (The)	5,274	801,701
Unum Group	1,700	42,602
W. R. Berkley Corp.	1,770	129,529
Willis Towers Watson PLC	1,229	285,693

		11,872,011

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A *	4,521	12,086,984
Alphabet, Inc., Class C *	4,424	11,791,331
Facebook, Inc., Class A *	40,998	13,914,311
IAC/InterActiveCorp *	189	24,625
Match Group, Inc. *	3,467	544,284
Pinterest, Inc., Class A *	2,822	143,781
Snap, Inc., Class A *	7,149	528,097
Twitter, Inc. *	5,999	362,280
Zillow Group, Inc., Class A *	436	38,621
Zillow Group, Inc., Class C *	1,159	102,154

		39,536,468

Internet & Catalog Retail — 4.9%
Amazon.com, Inc. *	9,954	32,699,288
Chewy, Inc., Class A *@	1,664	113,335
eBay, Inc.	19,478	1,357,032
Etsy, Inc. *	2,669	555,045
Qurate Retail, Inc., Series A	3,600	36,684
Stamps.com, Inc. *	197	64,969
Wayfair, Inc., Class A *@	1,109	283,361

		35,109,714

	SHARES	VALUE†
IT Services — 5.6%
Accenture PLC, Class A	13,880	$4,440,490
Akamai Technologies, Inc. *	2,286	239,093
Alliance Data Systems Corp.	738	74,457
Amdocs Ltd.	2,698	204,266
Automatic Data Processing, Inc.	10,297	2,058,576
Broadridge Financial Solutions, Inc.	3,283	547,079
Cloudflare, Inc., Class A *	1,734	195,335
Cognizant Technology Solutions Corp., Class A	9,261	687,259
Concentrix Corp. *	1,139	201,603
DXC Technology Co. *	2,810	94,444
EPAM Systems, Inc. *	781	445,545
Euronet Worldwide, Inc. *	911	115,952
Fidelity National Information Services, Inc.	5,983	728,011
Fiserv, Inc. *	5,324	577,654
FleetCor Technologies, Inc. *	1,630	425,870
Gartner, Inc. *	1,713	520,546
Genpact Ltd.	3,792	180,158
Global Payments, Inc.	3,120	491,650
Globant SA *	394	110,718
GoDaddy, Inc., Class A *	2,437	169,859
International Business Machines Corp.	20,148	2,799,162
Jack Henry & Associates, Inc.	1,300	213,278
MasterCard, Inc., Class A	24,512	8,522,332
Maximus, Inc.	1,704	141,773
MongoDB, Inc. *@	284	133,909
Okta, Inc. *	1,243	295,014
Paychex, Inc.	6,767	760,949
PayPal Holdings, Inc. *	15,005	3,904,451
Square, Inc., Class A *	3,728	894,123
Twilio, Inc., Class A *	1,065	339,788
VeriSign, Inc. *	1,900	389,519
Visa, Inc., Class A	39,160	8,722,890
Western Union Co. (The)	6,874	138,992
WEX, Inc. *	663	116,781

		39,881,526

Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	172,439
Hasbro, Inc.	2,087	186,202
Mattel, Inc. *	7,865	145,974
Peloton Interactive, Inc., Class A *	1,347	117,256
Polaris, Inc.	1,034	123,729
YETI Holdings, Inc. *	1,669	143,017

		888,617

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A *	538	78,322
Agilent Technologies, Inc.	4,258	670,763
Avantor, Inc. *	9,845	402,660
Bio-Rad Laboratories, Inc., Class A *	290	216,326
Bio-Techne Corp.	473	229,202
Bruker Corp.	2,044	159,636
Charles River Laboratories International, Inc. *	963	397,401
Illumina, Inc. *	2,161	876,523
IQVIA Holdings, Inc. *	2,790	668,317
Medpace Holdings, Inc. *	500	94,640

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Mettler-Toledo International, Inc. *	659	$907,680
PerkinElmer, Inc.	2,006	347,620
Repligen Corp. *	355	102,591
Syneos Health, Inc. *	927	81,094
Thermo Fisher Scientific, Inc.	5,908	3,375,418
Waters Corp. *	1,391	497,004

		9,105,197

Machinery — 2.1%
AGCO Corp.	1,297	158,921
Allison Transmission Holdings, Inc.	3,084	108,927
Altra Industrial Motion Corp.	700	38,745
Caterpillar, Inc.	12,969	2,489,659
Chart Industries, Inc. *	200	38,222
Colfax Corp. *	1,693	77,709
Crane Co.	1,115	105,713
Cummins, Inc.	2,875	645,610
Deere & Co.	7,430	2,489,570
Donaldson Co., Inc.	3,404	195,424
Dover Corp.	2,615	406,633
Evoqua Water Technologies Corp. *	1,408	52,884
Flowserve Corp.	1,775	61,539
Fortive Corp.	3,548	250,382
Franklin Electric Co., Inc.	300	23,955
Graco, Inc.	3,370	235,799
IDEX Corp.	1,322	273,588
Illinois Tool Works, Inc.	8,306	1,716,269
Ingersoll Rand, Inc. *	3,972	200,229
ITT, Inc.	2,281	195,801
John Bean Technologies Corp.	692	97,261
Lincoln Electric Holdings, Inc.	1,491	192,026
Middleby Corp. (The) *	1,300	221,663
Nordson Corp.	1,155	275,063
Oshkosh Corp.	1,700	174,029
Otis Worldwide Corp.	6,236	513,098
PACCAR, Inc.	7,238	571,223
Parker-Hannifin Corp.	2,736	765,040
Pentair PLC	1,862	135,237
RBC Bearings, Inc. *	421	89,336
Rexnord Corp.	1,200	77,148
Snap-On, Inc.	1,143	238,830
Stanley Black & Decker, Inc.	2,408	422,147
Timken Co., (The)	1,644	107,550
Toro Co. (The)	2,683	261,351
Watts Water Technologies, Inc., Class A	400	67,236
Westinghouse Air Brake Technologies Corp.	1,144	98,624
Woodward, Inc.	1,254	141,953
Xylem, Inc.	2,724	336,904

		14,551,298

Media — 1.2%
Altice USA, Inc., Class A *	4,348	90,091
Cable One, Inc.	101	183,126
Charter Communications, Inc., Class A *	2,672	1,944,040
Comcast Corp., Class A	76,230	4,263,544
Discovery, Inc., Class A *	3,611	91,647
Discovery, Inc., Class C *	4,579	111,132
DISH Network Corp., Class A *	3,186	138,464
Fox Corp. Class A	3,686	147,845
Fox Corp. Class B	696	25,836
Interpublic Group of Cos., Inc. (The)	6,061	222,257
Liberty Broadband Corp., Class A *	315	53,030
Liberty Broadband Corp., Class C *	1,371	236,772

	SHARES	VALUE†
Liberty Media Corp. - Liberty Siriusxm, Class A *	1,263	$59,576
Liberty Media Corp. - Liberty Siriusxm, Class C *	1,178	55,920
New York Times Co. (The), Class A	1,641	80,852
News Corp., Class A	1,498	35,248
News Corp., Class B	1,525	35,426
Nexstar Media Group, Inc. Class A	900	136,764
Omnicom Group, Inc.	4,831	350,054
Sirius XM Holdings, Inc. @	15,954	97,319
TEGNA, Inc.	2,624	51,745
ViacomCBS, Inc. Class A	616	25,915
ViacomCBS, Inc. Class B	6,268	247,649

		8,684,252

Metals & Mining — 0.4%
Alcoa Corp. *	2,296	112,366
Arconic Corp. *	1,274	40,182
Cleveland-Cliffs, Inc. *@	6,262	124,050
Commercial Metals Co.	1,475	44,928
Freeport-McMoRan, Inc.	21,901	712,440
Newmont Corp.	9,033	490,492
Nucor Corp.	5,263	518,353
Reliance Steel & Aluminum Co.	1,403	199,815
Royal Gold, Inc.	1,115	106,471
Southern Copper Corp.	1,769	99,312
Steel Dynamics, Inc.	3,175	185,674
United States Steel Corp. @	3,845	84,475

		2,718,558

Multi-Utilities — 0.7%
Ameren Corp.	3,328	269,568
Black Hills Corp.	1,300	81,588
Centerpoint Energy, Inc.	6,700	164,820
CMS Energy Corp.	5,860	350,018
Consolidated Edison, Inc.	6,130	444,977
Dominion Energy, Inc.	15,228	1,111,948
DTE Energy Co.	3,247	362,722
MDU Resources Group, Inc.	3,960	117,493
NiSource, Inc.	5,791	140,316
Public Service Enterprise Group, Inc.	9,258	563,812
Sempra Energy	4,736	599,104
WEC Energy Group, Inc.	5,648	498,154

		4,704,520

Multiline Retail — 0.7%
Dollar General Corp.	5,731	1,215,775
Dollar Tree, Inc. *	2,486	237,960
Kohl’s Corp.	2,335	109,955
Macy’s, Inc.	4,200	94,920
Nordstrom, Inc. *	2,349	62,131
Ollie’s Bargain Outlet Holdings, Inc. *@	742	44,728
Target Corp.	13,538	3,097,088

		4,862,557

Oil, Gas & Consumable Fuels — 1.4%
Antero Midstream Corp.	3,600	37,512
Antero Resources Corp. *	3,300	62,073
APA Corp.	5,617	120,372
Cabot Oil & Gas Corp.	5,500	119,680
Cheniere Energy, Inc. *	5,431	530,446
Chesapeake Energy Corp.	918	56,540
Chevron Corp.	14,415	1,462,402
Cimarex Energy Co.	778	67,842
ConocoPhillips	14,759	1,000,217
Denbury, Inc. *	336	23,604
Devon Energy Corp.	4,834	171,655

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Diamondback Energy, Inc.	1,285	$121,651
DTE Midstream LLC *	1,623	75,047
EOG Resources, Inc.	6,580	528,177
EQT Corp. *	3,800	77,748
Equitrans Midstream Corp.	4,957	50,264
Exxon Mobil Corp.	34,657	2,038,525
Hess Corp.	3,471	271,120
HollyFrontier Corp.	2,161	71,594
Kinder Morgan, Inc.	8,265	138,273
Marathon Oil Corp.	8,798	120,269
Marathon Petroleum Corp.	4,094	253,050
Occidental Petroleum Corp.	12,148	359,338
ONEOK, Inc.	6,698	388,417
Ovintiv, Inc.	2,600	85,488
PDC Energy, Inc.	985	46,679
Phillips 66	3,291	230,469
Pioneer Natural Resources Co.	1,324	220,459
Range Resources Corp. *	3,129	70,809
Targa Resources Corp.	1,997	98,272
Texas Pacific Land Corp.	58	70,143
Valero Energy Corp.	4,073	287,432
Williams Cos., Inc. (The)	13,491	349,956

		9,605,523

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	115,376

Personal Products — 0.2%
Estee Lauder Companies, Inc. (The), Class A	5,286	1,585,430
Herbalife Nutriation Ltd. *	2,876	121,885

		1,707,315

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	33,566	1,986,100
Catalent, Inc. *	2,337	310,985
Elanco Animal Health, Inc. *	4,517	144,047
Eli Lilly & Co.	19,445	4,492,767
Jazz Pharmaceuticals PLC *	1,092	142,189
Johnson & Johnson	55,065	8,892,997
Merck & Co., Inc.	52,291	3,927,577
Organon & Co.	5,229	171,459
Perrigo Co. PLC	1,790	84,721
Pfizer, Inc.	81,270	3,495,423
Viatris, Inc.	10,369	140,500
Zoetis, Inc.	12,576	2,441,505

		26,230,270

Professional Services — 0.5%
ASGN, Inc. *	677	76,596
Booz Allen Hamilton Holding Corp.	3,549	281,613
CACI International, Inc., Class A *	656	171,937
Clarivate PLC *@	2,100	45,990
CoStar Group, Inc. *	2,890	248,713
Equifax, Inc.	1,711	433,602
Exponent, Inc.	799	90,407
FTI Consulting, Inc. *	662	89,171
Insperity, Inc.	400	44,296
Jacobs Engineering Group, Inc.	1,338	177,325
KBR, Inc.	2,987	117,688
Korn Ferry	397	28,727

	SHARES	VALUE†
Leidos Holdings, Inc.	2,174	$208,987
Manpowergroup, Inc.	1,600	173,248
Nielsen Holdings PLC	4,300	82,517
Robert Half International, Inc.	2,642	265,072
Science Applications International Corp.	1,371	117,303
TransUnion	2,647	297,284
TriNet Group, Inc. *	865	81,812
Upwork, Inc. *	701	31,566
Verisk Analytics, Inc.	3,573	715,565

		3,779,419

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	6,454	628,362
Jones Lang LaSalle, Inc. *	1,100	272,899
Redfin Corp. *@	420	21,042

		922,303

Road & Rail — 1.1%
AMERCO	236	152,463
Avis Budget Group, Inc. *	673	78,411
CSX Corp.	47,289	1,406,375
JB Hunt Transport Services, Inc.	2,271	379,757
Kansas City Southern	1,801	487,423
Knight-Swift Transportation Holdings, Inc.	2,249	115,036
Landstar System, Inc.	1,073	169,341
Lyft, Inc., Class A *	1,612	86,387
Norfolk Southern Corp.	4,620	1,105,335
Old Dominion Freight Line, Inc.	1,937	553,943
Ryder System, Inc.	682	56,408
Saia, Inc. *	200	47,606
Uber Technologies, Inc. *	3,224	144,435
Union Pacific Corp.	15,875	3,111,659
XPO Logistics, Inc. *	1,934	153,908

		8,048,487

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *	18,265	1,879,468
Analog Devices, Inc.	9,640	1,614,507
Applied Materials, Inc.	22,341	2,875,957
Broadcom, Inc.	9,251	4,486,087
Brooks Automation, Inc.	1,100	112,585
Cirrus Logic, Inc. *	1,237	101,867
CMC Materials, Inc.	592	72,952
Diodes, Inc. *	300	27,177
Enphase Energy, Inc. *	1,883	282,394
Entegris, Inc.	2,652	333,887
First Solar, Inc. *	1,023	97,656
Intel Corp.	80,950	4,313,016
KLA Corp.	4,262	1,425,682
Kulicke & Soffa Industries, Inc.	671	39,106
Lam Research Corp.	3,733	2,124,637
Lattice Semiconductor Corp. *	1,742	112,620
Marvell Technology, Inc.	6,428	387,673
Microchip Technology, Inc.	4,306	660,928
Micron Technology, Inc.	15,096	1,071,514
MKS Instruments, Inc.	1,252	188,939
Monolithic Power Systems, Inc.	706	342,184
NVIDIA Corp.	43,332	8,976,657
ON Semiconductor Corp. *	8,229	376,641
Power Integrations, Inc.	1,146	113,443
Qorvo, Inc. *	1,968	329,030
QUALCOMM, Inc.	25,043	3,230,046

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Semtech Corp. *	600	$46,782
Silicon Laboratories, Inc. *	600	84,096
Skyworks Solutions, Inc.	3,226	531,580
SolarEdge Technologies, Inc. *	455	120,675
Synaptics, Inc. *	333	59,850
Teradyne, Inc.	3,943	430,457
Texas Instruments, Inc.	25,091	4,822,741
Universal Display Corp.	786	134,375
Wolfspeed, Inc. *@	1,415	114,233
Xilinx, Inc.	5,194	784,242

		42,705,684

Software — 9.3%
ACI Worldwide, Inc. *	2,645	81,281
Adobe, Inc. *	9,607	5,530,942
Alarm.com Holdings, Inc. *	415	32,449
Alteryx, Inc., Class A *	675	49,342
Anaplan, Inc. *	700	42,623
ANSYS, Inc. *	1,057	359,856
Appfolio, Inc., Class A *@	486	58,514
Aspen Technology, Inc. *	2,199	270,037
Atlassian Corp. PLC, Class A *	2,267	887,349
Autodesk, Inc. *	4,961	1,414,728
Avalara, Inc. *	621	108,532
Black Knight, Inc. *	2,102	151,344
Cadence Design Systems, Inc. *	5,300	802,632
CDK Global, Inc.	3,162	134,543
Ceridian HCM Holding, Inc. *	995	112,057
Citrix Systems, Inc.	2,573	276,263
Cloudera, Inc. *	2,900	46,313
Cognyte Software Ltd. *	1,038	21,331
Coupa Software, Inc. *	709	155,399
Crowdstrike Holdings, Inc., Class A *	1,037	254,874
Datadog, Inc., Class A *	1,407	198,879
DocuSign, Inc. *	1,254	322,817
Dolby Laboratories, Inc., Class A	938	82,544
Dropbox, Inc., Class A *	4,089	119,481
Dynatrace, Inc. *	1,268	89,990
Elastic NV *	423	63,023
Envestnet, Inc. *	1,085	87,060
Fair Isaac Corp. *	850	338,240
Five9, Inc. *	200	31,948
Fortinet, Inc. *	3,130	914,085
Guidewire Software, Inc. *	801	95,215
HubSpot, Inc. *	406	274,493
Intuit, Inc.	4,259	2,297,773
j2 Global, Inc. *	1,013	138,396
Mandiant, Inc. *	1,537	27,359
Manhattan Associates, Inc. *	2,300	351,969
Microsoft Corp.	130,116	36,682,303
NortonLifeLock, Inc.	8,718	220,565
Nuance Communications, Inc. *	4,400	242,176
Nutanix, Inc., Class A *	2,911	109,745
Oracle Corp.	48,638	4,237,829
Palo Alto Networks, Inc. *	795	380,805
Paycom Software, Inc. *	960	475,920
Paylocity Holding Corp. *	668	187,307
Pegasystems, Inc.	255	32,410
PTC, Inc. *	1,445	173,097
Qualys, Inc. *	503	55,979
RingCentral, Inc., Class A *	628	136,590
Salesforce.com, Inc. *	7,199	1,952,513
ServiceNow, Inc. *	2,217	1,379,573

	SHARES	VALUE†
Smartsheet, Inc., Class A *	763	$52,510
Splunk, Inc. *	1,483	214,605
SS&C Technologies Holdings, Inc.	3,246	225,272
Synopsys, Inc. *	1,895	567,382
Teradata Corp. *	1,500	86,025
Trade Desk, Inc. (The), Class A *	4,830	339,549
Tyler Technologies, Inc. *	424	194,468
VMware, Inc., Class A *@	1,259	187,213
Workday, Inc., Class A *	1,272	317,860
Zendesk, Inc. *	1,234	143,625
Zoom Video Communications, Inc., Class A *	2,670	698,205
Zscaler, Inc. *	617	161,790

		65,678,997

Specialty Retail — 3.0%
Aaron’s Co. Inc. (The)	575	15,836
Advance Auto Parts, Inc.	1,480	309,157
American Eagle Outfitters, Inc. @	1,673	43,163
AutoNation, Inc. *	961	117,011
AutoZone, Inc. *	433	735,230
Bath & Body Works, Inc.	3,537	222,937
Best Buy Co., Inc.	6,478	684,789
Burlington Stores, Inc. *	1,171	332,060
Carmax, Inc. *	3,409	436,216
Carvana Co. *	614	185,146
Dick’s Sporting Goods, Inc. @	1,695	203,010
Five Below, Inc. *	1,000	176,810
Floor & Decor Holdings, Inc., Class A *	1,000	120,790
Foot Locker, Inc.	1,123	51,276
Gap, Inc. (The)	2,801	63,583
Home Depot, Inc. (The)	23,976	7,870,362
Lithia Motors, Inc.	454	143,936
Lowe’s Cos., Inc.	19,287	3,912,561
Murphy USA, Inc.	1,116	186,662
National Vision Holdings, Inc. *	862	48,936
O’Reilly Automotive, Inc. *	1,415	864,650
Penske Automotive Group, Inc. @	1,318	132,591
Rent-A-Center, Inc.	600	33,726
RH *	220	146,720
Ross Stores, Inc.	6,470	704,259
Signet Jewelers Ltd.	600	47,376
TJX Cos., Inc. (The)	27,206	1,795,052
Tractor Supply Co.	3,469	702,854
Ulta Beauty, Inc. *	984	355,145
Victoria’s Secret & Co. *	1,179	65,152
Williams-Sonoma, Inc.	2,400	425,592

		21,132,588

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	1,938	93,818
Carter’s, Inc.	934	90,822
Columbia Sportswear Co.	858	82,231
Crocs, Inc. *	1,471	211,059
Deckers Outdoor Corp. *	473	170,375
Hanesbrands, Inc.	8,404	144,213
Lululemon Athletica, Inc. *	2,502	1,012,559
NIKE, Inc., Class B	29,092	4,225,031
PVH Corp. *	760	78,120
Ralph Lauren Corp.	1,100	122,144
Skechers U.S.A., Inc., Class A *	1,800	75,816
Tapestry, Inc.	6,400	236,928
Under Armour, Inc., Class A *	2,760	55,697
Under Armour, Inc., Class C *	2,884	50,528
VF Corp.	5,509	369,048

		7,018,389

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	700	$30,807
MGIC Investment Corp.	4,400	65,824
New York Community Bancorp, Inc.	6,032	77,632
Radian Group, Inc.	1,400	31,808
TFS Financial Corp.	1,093	20,832

		226,903

Tobacco — 0.6%
Altria Group, Inc.	46,398	2,112,037
Philip Morris International, Inc.	24,607	2,332,498

		4,444,535

Trading Companies & Distributors — 0.3%
Fastenal Co.	13,600	701,896
MSC Industrial Direct Co., Inc., Class A	1,100	88,209
SiteOne Landscape Supply, Inc. *	654	130,453
United Rentals, Inc. *	2,064	724,319
Univar Solutions, Inc. *	2,156	51,356
Watsco, Inc.	474	125,430
WESCO International, Inc. *	596	68,731
WW Grainger, Inc.	1,176	462,239

		2,352,633

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	587,414
Essential Utilities, Inc.	3,662	168,745

		756,159

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	9,433	1,205,160

TOTAL COMMON STOCKS (Identified Cost $150,049,116)		678,138,497

PREFERRED STOCKS — 0.0%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	108	11,680

TOTAL PREFERRED STOCKS (Identified Cost $8,771)		11,680

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,022,392	28,933,692

TOTAL MUTUAL FUNDS (Identified Cost $12,853,315)		28,933,692

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.025%	1,623,371	1,623,371

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	771,889	771,889

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,395,260)		2,395,260

Total Investments — 100.0% (Identified Cost $165,306,462)		709,479,129
Liabilities, Less Cash and Other Assets — 0.0%		(216,716)

Net Assets — 100.0%		$709,262,413

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2021, the fair value of the securities on loan was $2,604,968.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2021 amounted to $37,749 or 0.01% of the net assets of the Fund.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	29.5%
Consumer Discretionary	13.9%
Financials	12.9%
Health Care	12.4%
Communication Services	9.5%
Industrials	9.3%
Consumer Staples	6.1%
Materials	2.5%
Utilities	2.4%
Energy	1.5%

100.0%

18

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.7%
General Dynamics Corp.	7,826	$1,534,131
Howmet Aerospace, Inc.	41,331	1,289,527
L3Harris Technologies, Inc.	2,614	575,707
Northrop Grumman Corp.	1,217	438,303
Raytheon Technologies Corp.	43,320	3,723,787
Textron, Inc.	38,330	2,675,817

		10,237,272

Air Freight & Logistics — 0.9%
FedEx Corp.	19,292	4,230,543
GXO Logistics, Inc. *	15,841	1,242,568

		5,473,111

Airlines — 0.5%
Alaska Air Group, Inc. *	964	56,491
Delta Air Lines, Inc. *	6,597	281,098
JetBlue Airways Corp. *	17,035	260,465
Southwest Airlines Co. *	29,712	1,528,088
United Airlines Holdings, Inc. *	17,707	842,322

		2,968,464

Auto Components — 0.8%
Aptiv PLC *	4,329	644,891
Autoliv, Inc.	9,173	786,309
BorgWarner, Inc.	24,241	1,047,454
Gentex Corp.	25,695	847,421
Goodyear Tire & Rubber Co. (The) *	2,391	42,321
Lear Corp.	6,743	1,055,145
Veoneer, Inc. *	334	11,376

		4,434,917

Automobiles — 1.3%
Ford Motor Co. *	132,470	1,875,775
General Motors Co. *	111,641	5,884,597

		7,760,372

Beverages — 0.4%
Constellation Brands, Inc., Class A	8,399	1,769,585
Keurig Dr Pepper, Inc.	2,705	92,403
Molson Coors Beverage Co., Class B	10,592	491,257

		2,353,245

Biotechnology — 1.0%
AbbVie, Inc.	738	79,608
Biogen, Inc. *	5,743	1,625,212
Gilead Sciences, Inc.	41,155	2,874,677
Regeneron Pharmaceuticals, Inc. *	1,758	1,063,906
United Therapeutics Corp. *	683	126,068
Vertex Pharmaceuticals, Inc. *	908	164,702

		5,934,173

Building Products — 1.9%
Builders FirstSource, Inc. *	4,081	211,151
Carlisle Cos., Inc.	6,915	1,374,633
Carrier Global Corp.	50,475	2,612,586
Fortune Brands Home & Security, Inc.	11,027	986,034
Johnson Controls International PLC	34,370	2,339,910
Owens Corning	12,209	1,043,870
Trane Technologies PLC	16,759	2,893,441

		11,461,625

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	54,802	2,840,936
Goldman Sachs Group, Inc. (The)	23,927	9,045,124
Jefferies Financial Group, Inc.	6,993	259,650
Morgan Stanley	94,886	9,233,357
Northern Trust Corp.	370	39,890
State Street Corp.	10,112	856,688

		22,275,645

	SHARES	VALUE†
Chemicals — 3.8%
Air Products & Chemicals, Inc.	7,452	$1,908,532
Albemarle Corp.	9,985	2,186,415
Celanese Corp.	4,202	632,989
CF Industries Holdings, Inc.	25,378	1,416,600
Corteva, Inc.	18,513	779,027
Dow, Inc.	51,729	2,977,521
DuPont de Nemours, Inc.	11,639	791,336
Eastman Chemical Co.	19,429	1,957,277
FMC Corp.	500	45,780
International Flavors & Fragrances, Inc.	9,315	1,245,602
Linde PLC	16,893	4,956,068
LyondellBasell Industries NV, Class A	21,390	2,007,451
Mosaic Co. (The)	2,922	104,374
PPG Industries, Inc.	775	110,833
Valvoline, Inc.	20,825	649,324
Westlake Chemical Corp.	7,968	726,204

		22,495,333

Commercial Banks — 10.6%
Bank of America Corp.	191,877	8,145,179
Citigroup, Inc.	107,854	7,569,194
Citizens Financial Group, Inc.	18,613	874,439
East West Bancorp, Inc.	2,390	185,321
Fifth Third Bancorp	86,881	3,687,230
Huntington Bancshares, Inc.	133,410	2,062,519
JPMorgan Chase & Co.	117,851	19,291,030
KeyCorp	66,158	1,430,336
M&T Bank Corp.	3,071	458,623
People’s United Financial, Inc.	5,834	101,920
PNC Financial Services Group, Inc. (The)	21,675	4,240,497
Regions Financial Corp.	127,643	2,720,072
Truist Financial Corp.	64,730	3,796,414
US Bancorp	22,217	1,320,578
Wells Fargo & Co.	119,103	5,527,570
Zions Bancorp NA	20,193	1,249,745

		62,660,667

Commercial Services & Supplies — 0.7%
Republic Services, Inc.	36,633	4,398,158

Communications Equipment — 0.1%
Juniper Networks, Inc.	28,774	791,860

Computers & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	168,468	2,400,669
HP, Inc.	176,918	4,840,477
Western Digital Corp. *	23,295	1,314,770
Xerox Holdings Corp.	2,019	40,723

		8,596,639

Construction & Engineering — 0.4%
AECOM*	11,462	723,825
Quanta Services, Inc.	13,887	1,580,619

		2,304,444

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4,728	1,615,463
Vulcan Materials Co.	11,511	1,947,201

		3,562,664

Consumer Finance — 1.8%
Ally Financial, Inc.	66,748	3,407,485
Capital One Financial Corp.	34,312	5,557,515
Santander Consumer USA Holdings, Inc.	15,524	647,351
Synchrony Financial	25,544	1,248,591

		10,860,942

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging — 0.7%
Amcor PLC	20,769	$240,713
International Paper Co.	44,343	2,479,661
Packaging Corp. of America	2,898	398,301
Sonoco Products Co.	611	36,403
WestRock Co.	18,046	899,232

		4,054,310

Distributors — 0.4%
Genuine Parts Co.	2,168	262,826
LKQ Corp. *	37,512	1,887,604

		2,150,430

Diversified Consumer Services — 0.0%
Service Corp. International	2,896	174,513

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	40,817	11,140,592
Voya Financial, Inc.	4,101	251,760

		11,392,352

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	480,855	12,987,894
Lumen Technologies, Inc.	139,832	1,732,518
Verizon Communications, Inc.	93,566	5,053,500

		19,773,912

Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	904,303

Electrical Equipment — 1.0%
AMETEK, Inc.	5,351	663,578
Eaton Corp. PLC	24,195	3,612,555
Emerson Electric Co.	8,842	832,916
Hubbell, Inc.	630	113,822
Sensata Technologies Holding PLC *	14,040	768,269

		5,991,140

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. *	7,332	823,310
Corning, Inc.	84,494	3,083,186
Flex Ltd. *	31,420	555,506
Jabil, Inc.	496	28,952
SYNNEX Corp.	1,605	167,080
TE Connectivity Ltd.	20,879	2,865,016
Vontier Corp.	1,095	36,792

		7,559,842

Energy Equipment & Services — 0.7%
Baker Hughes Co.	20,187	499,224
Halliburton Co.	37,471	810,123
Schlumberger NV	102,176	3,028,497

		4,337,844

Entertainment — 1.6%
Activision Blizzard, Inc.	21,184	1,639,430
Electronic Arts, Inc.	1,911	271,840
Liberty Media Corp-Liberty Formula One, Class A *	1,097	51,614
Liberty Media Corp. - Liberty Formula One, Class C *	2,194	112,793
Madison Square Garden Entertainment Corp. *	443	32,193
Walt Disney Co. (The) *	43,240	7,314,911

		9,422,781

	SHARES	VALUE†
Food & Staples Retailing — 2.7%
Kroger Co. (The)	62,007	$2,506,943
US Foods Holding Corp. *	20,840	722,314
Walgreens Boots Alliance, Inc.	58,847	2,768,751
Walmart, Inc.	71,004	9,896,538

		15,894,546

Food Products — 2.9%
Archer-Daniels-Midland Co.	24,965	1,498,150
Bunge Ltd.	12,845	1,044,555
Campbell Soup Co.	1,176	49,169
Conagra Brands, Inc.	19,827	671,540
Darling Ingredients, Inc. *	3,600	258,840
General Mills, Inc.	35,323	2,113,022
Hormel Foods Corp.	5,728	234,848
J.M. Smucker Co. (The)	18,272	2,193,188
Kraft Heinz Co. (The)	22,320	821,822
McCormick & Co., Inc.	1,921	155,659
Mondelez International, Inc., Class A	68,798	4,002,668
Post Holdings, Inc. *	8,176	900,668
Seaboard Corp.	22	90,200
Tyson Foods, Inc., Class A	41,844	3,303,165

		17,337,494

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	5,886	695,313
Baxter International, Inc.	14,838	1,193,420
Becton Dickinson & Co.	3,788	931,166
Boston Scientific Corp. *	7,514	326,033
Cooper Cos., Inc. (The)	137	56,624
Danaher Corp.	20,418	6,216,056
Envista Holdings Corp. *	5,768	241,160
Hologic, Inc. *	1,401	103,408
Medtronic PLC	39,242	4,918,985
STERIS PLC	3,637	742,966
Zimmer Biomet Holdings, Inc.	8,154	1,193,419

		16,618,550

Health Care Providers & Services — 6.2%
Anthem, Inc.	16,948	6,318,214
Centene Corp. *	30,640	1,909,178
CIGNA Corp.	25,444	5,092,871
CVS Health Corp.	100,760	8,550,494
DaVita, Inc. *	9,721	1,130,164
Henry Schein, Inc. *	3,777	287,656
Humana, Inc.	9,747	3,793,045
Laboratory Corp. of America Holdings *	16,237	4,569,741
McKesson Corp.	1,984	395,570
Quest Diagnostics, Inc.	19,764	2,871,907
UnitedHealth Group, Inc.	1,004	392,303
Universal Health Services, Inc., Class B	10,322	1,428,255

		36,739,398

Health Care Technology — 0.1%
Cerner Corp.	4,537	319,949

Hotels, Restaurants & Leisure — 0.7%
Aramark	21,546	708,002
Carnival Corp. *	27,865	696,904
Hyatt Hotels Corp., Class A *	3,874	298,685
MGM Resorts International	30,154	1,301,145
Royal Caribbean Cruises Ltd. *	13,617	1,211,232

		4,215,968

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 2.5%
DR Horton, Inc.	63,140	$5,301,866
Garmin Ltd.	12,982	2,018,182
Lennar Corp., B Shares	573	44,459
Lennar Corp., Class A	23,116	2,165,507
Mohawk Industries, Inc. *	1,711	303,531
Newell Brands, Inc.	11,135	246,529
PulteGroup, Inc.	50,018	2,296,827
Toll Brothers, Inc.	4,225	233,600
Whirlpool Corp.	12,182	2,483,422

		15,093,923

Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	435,486

Industrial Conglomerates — 0.2%
General Electric Co.	10,991	1,132,403
Roper Technologies, Inc.	366	163,283

		1,295,686

Insurance — 4.5%
Aflac, Inc.	32,730	1,706,215
Alleghany Corp. *	855	533,871
Allstate Corp. (The)	16,938	2,156,377
American Financial Group, Inc.	6,623	833,372
American International Group, Inc.	29,118	1,598,287
Arch Capital Group Ltd. *	11,691	446,362
Assurant, Inc.	4,786	754,992
Athene Holding Ltd., Class A *	1,982	136,500
Chubb Ltd.	11,440	1,984,611
Cincinnati Financial Corp.	370	42,261
CNA Financial Corp.	4,467	187,435
Everest Re Group Ltd.	2,445	613,157
Fidelity National Financial, Inc.	1,515	68,690
Hartford Financial Services Group, Inc. (The)	49,258	3,460,374
Lincoln National Corp.	14,235	978,656
Loews Corp.	18,402	992,420
Markel Corp. *	116	138,635
MetLife, Inc.	22,118	1,365,344
Old Republic International Corp.	23,484	543,185
Principal Financial Group, Inc.	32,419	2,087,784
Prudential Financial, Inc.	13,723	1,443,660
Reinsurance Group of America, Inc.	4,267	474,746
RenaissanceRe Holdings Ltd.	2,534	353,240
Travelers Companies, Inc. (The)	23,169	3,521,920
W. R. Berkley Corp.	5,014	366,925

		26,789,019

IT Services — 1.5%
Akamai Technologies, Inc. *	3,310	346,193
Amdocs Ltd.	15,213	1,151,776
Cognizant Technology Solutions Corp., Class A	21,948	1,628,761
Concentrix Corp. *	1,605	284,085
DXC Technology Co. *	20,249	680,569
Fidelity National Information Services, Inc.	18,351	2,232,950
Fiserv, Inc. *	12,529	1,359,396
Global Payments, Inc.	3,897	614,089
International Business Machines Corp.	4,948	687,426

		8,985,245

Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories, Inc., Class A *	172	128,303
IQVIA Holdings, Inc. *	2,786	667,359
PerkinElmer, Inc.	3,201	554,701
Thermo Fisher Scientific, Inc.	16,006	9,144,708

		10,495,071

	SHARES	VALUE†
Machinery — 3.1%
AGCO Corp.	8,548	$1,047,386
Cummins, Inc.	10,946	2,458,034
Dover Corp.	8,822	1,371,821
Fortive Corp.	7,311	515,937
Ingersoll Rand, Inc. *	14,939	753,075
Oshkosh Corp.	7,274	744,639
Otis Worldwide Corp.	25,885	2,129,818
PACCAR, Inc.	20,694	1,633,171
Parker-Hannifin Corp.	6,950	1,943,359
Pentair PLC	20,400	1,481,652
Snap-On, Inc.	6,351	1,327,042
Stanley Black & Decker, Inc.	14,985	2,627,020
Westinghouse Air Brake Technologies Corp.	5,333	459,758

		18,492,712

Media — 5.2%
Charter Communications, Inc., Class A *	8,995	6,544,402
Comcast Corp., Class A	296,425	16,579,050
Discovery, Inc., Class A *	21,200	538,056
Discovery, Inc., Class C *	35,235	855,153
DISH Network Corp., Class A *	12,654	549,943
Fox Corp. Class A	24,883	998,057
Fox Corp. Class B	11,841	439,538
Interpublic Group of Cos., Inc. (The)	17,681	648,362
Liberty Broadband Corp., Class C *	3,887	671,285
Liberty Media Corp. - Liberty Siriusxm, Class A *	4,389	207,029
Liberty Media Corp. - Liberty Siriusxm, Class C *	8,778	416,692
News Corp., Class A	8,320	195,770
News Corp., Class B	1,734	40,281
Omnicom Group, Inc.	1,501	108,762
ViacomCBS, Inc. Class A	900	37,863
ViacomCBS, Inc. Class B	44,427	1,755,311

		30,585,554

Metals & Mining — 2.4%
Arconic Corp. *	5,032	158,709
Cleveland-Cliffs, Inc. *@	9,779	193,722
Freeport-McMoRan, Inc.	116,560	3,791,697
Newmont Corp.	46,812	2,541,891
Nucor Corp.	41,998	4,136,383
Reliance Steel & Aluminum Co.	9,348	1,331,342
Royal Gold, Inc.	1,245	118,885
Steel Dynamics, Inc.	33,820	1,977,794

		14,250,423

Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	151,940
Multiline Retail — 0.2%
Dollar Tree, Inc. *	11,441	1,095,133
Kohl’s Corp.	2,215	104,304
Target Corp.	361	82,586

		1,282,023

Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	52,095	5,285,038
ConocoPhillips	106,289	7,203,206
Continental Resources, Inc.	1,401	64,656
Devon Energy Corp.	2,042	72,511
EOG Resources, Inc.	23,992	1,925,838
Exxon Mobil Corp.	138,682	8,157,275

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Hess Corp.	22,619	$1,766,770
HollyFrontier Corp.	471	15,604
Kinder Morgan, Inc.	99,639	1,666,960
Marathon Petroleum Corp.	46,958	2,902,474
Occidental Petroleum Corp.	69,831	2,065,601
ONEOK, Inc.	18,131	1,051,417
Phillips 66	21,987	1,539,750
Pioneer Natural Resources Co.	11,504	1,915,531
Targa Resources Corp.	3,005	147,876
Valero Energy Corp.	30,369	2,143,140
Williams Cos., Inc. (The)	63,850	1,656,269

		39,579,916

Personal Products — 0.0%
Coty, Inc., Class A *	22,181	174,343

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	79,049	4,677,329
Jazz Pharmaceuticals PLC *	4,730	615,893
Perrigo Co. PLC	1,356	64,180
Pfizer, Inc.	364,201	15,664,285
Viatris, Inc.	69,023	935,262

		21,956,949

Professional Services — 0.6%
Jacobs Engineering Group, Inc.	8,552	1,133,397
Leidos Holdings, Inc.	16,200	1,557,306
Manpowergroup, Inc.	3,675	397,929
Nielsen Holdings PLC	25,197	483,530

		3,572,162

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	19,100	1,859,576
Jones Lang LaSalle, Inc. *	5,491	1,362,262

		3,221,838

Road & Rail — 2.0%
AMERCO	2,003	1,293,998
CSX Corp.	42,793	1,272,664
Kansas City Southern	14,222	3,849,042
Norfolk Southern Corp.	16,650	3,983,512
XPO Logistics, Inc. *	15,841	1,260,627

		11,659,843

Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	10,368	1,736,433
Intel Corp.	270,827	14,429,662
Lam Research Corp.	109	62,037
Marvell Technology, Inc.	18,929	1,141,608
Micron Technology, Inc.	89,095	6,323,963
ON Semiconductor Corp. *	41,142	1,883,069
Qorvo, Inc. *	11,125	1,859,989
Skyworks Solutions, Inc.	4,292	707,236

		28,143,997

Software — 0.1%
NortonLifeLock, Inc.	3,129	79,164
SS&C Technologies Holdings, Inc.	7,467	518,210

		597,374

Specialty Retail — 0.4%
Advance Auto Parts, Inc.	4,932	1,030,246
Carmax, Inc. *	8,119	1,038,907

	SHARES	VALUE†
Gap, Inc. (The)	8,944	$203,029
Lithia Motors, Inc.	400	126,816

		2,398,998

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp. *	7,382	758,796
Ralph Lauren Corp.	4,113	456,708
Tapestry, Inc.	12,722	470,968

		1,686,472
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	108,558

Trading Companies & Distributors — 0.3%
United Rentals, Inc. *	5,460	1,916,078

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	29,534	3,773,264

TOTAL COMMON STOCKS (Identified Cost $343,435,200)		592,103,737

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.025%	1,327,803	1,327,803

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	100,450	100,450

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,428,253)		1,428,253

Total Investments — 100.0% (Identified Cost $344,863,453)		593,531,990
Cash and Other Assets, Less Liabilities — 0.0%		189,081

Net Assets — 100.0%		$593,721,071

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2021, the fair value of the securities on loan was $194,259.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	23.2%
Health Care	15.6%
Industrials	13.5%
Communication Services	10.7%
Information Technology	9.2%
Materials	7.5%
Energy	7.4%
Consumer Discretionary	6.6%
Consumer Staples	6.0%
Utilities	0.3%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.3%
AAR Corp. *	4,090	$132,639
Aerojet Rocketdyne Holdings, Inc.	13,783	600,250
Aerovironment, Inc. *	2,697	232,805
Astronics Corp. *	2,252	31,663
Astronics Corp. Class B *	693	9,841
Axon Enterprise, Inc. *	4,947	865,824
BWX Technologies, Inc.	3,927	211,508
CPI Aerostructures, Inc. *	1,342	3,690
Curtiss-Wright Corp.	2,577	325,166
Ducommun, Inc. *	1,489	74,971
HEXCEL Corp. *	5,671	336,801
Innovative Solutions & Support, Inc.	3,248	23,223
Kaman Corp.	3,031	108,116
Kratos Defense & Security Solutions, Inc. *	11,721	261,496
Mercury Systems, Inc. *	4,277	202,815
Moog, Inc., Class A	3,236	246,680
National Presto Industries, Inc.	972	79,782
Park Aerospace Corp.	2,501	34,214
SIFCO Industries, Inc. *	1,187	10,208
Textron, Inc.	10,503	733,214
Vectrus, Inc. *	1,947	97,895

		4,622,801

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc. *	7,789	201,034
Atlas Air Worldwide Holdings, Inc. *	3,175	259,334
Echo Global Logistics, Inc. *	3,139	149,762
Forward Air Corp.	3,327	276,207
HUB Group, Inc., Class A *	4,420	303,875
Radiant Logistics, Inc. *	6,146	39,273

		1,229,485

Airlines — 0.5%
Alaska Air Group, Inc. *	7,723	452,568
Allegiant Travel Co. *	2,046	399,952
American Airlines Group, Inc. *	2,954	60,616
Hawaiian Holdings, Inc. *	6,255	135,483
JetBlue Airways Corp. *	18,686	285,709
Skywest, Inc. *	6,354	313,507
Spirit Airlines, Inc. *	3,315	85,991

		1,733,826

Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc. *	11,103	97,817
Autoliv, Inc.	5,490	470,603
BorgWarner, Inc.	15,123	653,465
Cooper-Standard Holdings, Inc. *	1,529	33,500
Dana, Inc.	16,073	357,464
Dorman Products, Inc. *	3,941	373,094
Fox Factory Holding Corp. *	5,740	829,660
Gentex Corp.	15,377	507,133
Gentherm, Inc. *	4,234	342,658
Goodyear Tire & Rubber Co. (The) *	21,163	374,585
Horizon Global Corp. *	1,725	12,127
LCI Industries	3,827	515,229
Lear Corp.	4,020	629,050
Modine Manufacturing Co. *	6,449	73,067
Motorcar Parts of America, Inc. *	2,267	44,206
Patrick Industries, Inc.	3,182	265,061
Standard Motor Products, Inc.	3,061	133,796
Stoneridge, Inc. *	3,762	76,707
Strattec Security Corp. *	941	36,605
Tenneco, Inc. Class A *	5,563	79,384
Visteon Corp. *	3,231	304,974

		6,210,185

	SHARES	VALUE†
Automobiles — 0.2%
Harley-Davidson, Inc.	9,600	$351,456
Thor Industries, Inc.	1,091	133,931
Winnebago Industries, Inc.	4,142	300,088

		785,475

Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	239	121,830
Celsius Holdings, Inc. *	675	60,811
Coca-Cola Consolidated, Inc.	1,082	426,503
MGP Ingredients, Inc. @	1,851	120,500
Molson Coors Beverage Co., Class B	12,855	596,215
National Beverage Corp.	8,395	440,653

		1,766,512

Biotechnology — 3.2%
Acadia Pharmaceuticals, Inc. *	548	9,102
Acceleron Pharma, Inc. *	4,629	796,651
Adverum Biotechnologies, Inc. *@	8,282	17,972
Agios Pharmaceuticals, Inc. *@	454	20,952
Akebia Therapeutics, Inc. *	5,200	14,976
Akero Therapeutics, Inc. *@	1,300	29,055
Albireo Pharma, Inc. *	1,018	31,762
Alkermes PLC *	6,509	200,738
AnaptysBio, Inc. *	1,482	40,192
Anika Therapeutics, Inc. *	1,795	76,395
Applied Genetic Technologies Corp. *	2,241	6,745
Applied Therapeutics, Inc. *@	564	9,362
Aravive, Inc. *	1,937	7,206
Arcutis Biotherapeutics, Inc. *	3,374	80,605
Arena Pharmaceuticals, Inc. *	2,953	175,851
Avid Bioservices, Inc. *	5,039	108,691
Beyondspring, Inc. *	1,100	17,336
Biohaven Pharmaceutical Holding Co. Ltd. *	2,020	280,598
Bluebird Bio, Inc. *	4,024	76,899
Blueprint Medicines Corp. *	779	80,089
Bridgebio Pharma, Inc. *@	11,537	540,739
Calithera Biosciences, Inc. *	3,632	7,918
Catalyst Pharmaceuticals, Inc. *	7,034	37,280
Celldex Therapeutics, Inc. *	7	378
Chimerix, Inc. *	11,001	68,096
Chinook Therapeutics, Inc. *	1,563	19,944
Concert Pharmaceuticals, Inc. *	4,026	13,165
Corvus Pharmaceuticals, Inc. *@	1,065	5,155
Crinetics Pharmaceuticals, Inc. *	551	11,599
CRISPR Therapeutics AG *	3,902	436,751
Deciphera Pharmaceuticals, Inc. *	600	20,388
Denali Therapeutics, Inc. *	7,124	359,406
Eagle Pharmaceuticals, Inc. *	488	27,221
Editas Medicine, Inc. *	2,552	104,836
Emergent BioSolutions, Inc. *	6,556	328,259
Enanta Pharmaceuticals, Inc. *	2,226	126,459
Exelixis, Inc. *	24,103	509,537
Fate Therapeutics, Inc. *	6,842	405,525
Frequency Therapeutics, Inc. *@	375	2,647
G1 Therapeutics, Inc. *@	2,450	32,879
Global Blood Therapeutics, Inc. *	586	14,931
Halozyme Therapeutics, Inc. *	10,812	439,832
Intellia Therapeutics, Inc. *	5,480	735,142
Ironwood Pharmaceuticals, Inc. *	11,743	153,364
IVERIC bio, Inc. *	3,627	58,902
Karuna Therapeutics, Inc. *	1,623	198,542
Krystal Biotech, Inc. *	1,598	83,432

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Ligand Pharmaceuticals, Inc. *	1,727	$240,606
MacroGenics, Inc. *	3,231	67,657
Madrigal Pharmaceuticals, Inc. *	145	11,570
Magenta Therapeutics, Inc. *@	2,028	14,764
MeiraGTx Holdings PLC *	697	9,186
Merrimack Pharmaceuticals, Inc. *	2,761	13,336
Mirati Therapeutics, Inc. *	2,674	473,057
Morphic Holding, Inc. *	2,220	125,741
Myriad Genetics, Inc. *	8,130	262,518
Natera, Inc. *	6,591	734,501
Neurocrine Biosciences, Inc. *	7,426	712,228
Oncocyte Corp. *	1,900	6,764
OPKO Health, Inc. *@	23,063	84,180
PDL BioPharma, Inc. *§	18,262	16,915
Protagonist Therapeutics, Inc. *	3,199	56,686
Prothena Corp. PLC *	1,041	74,150
REGENXBIO, Inc. *	2,291	96,039
Replimune Group, Inc. *	2,085	61,799
Rigel Pharmaceuticals, Inc. *	3,870	14,048
Rocket Pharmaceuticals, Inc. *	1,006	30,069
Rubius Therapeutics, Inc. *	510	9,119
Sage Therapeutics, Inc. *	662	29,333
Sangamo Therapeutics, Inc. *	5,198	46,834
Spectrum Pharmaceuticals, Inc. *@	4,922	10,730
Spero Therapeutics, Inc. *@	800	14,728
SpringWorks Therapeutics, Inc. *	3,101	196,727
Stoke Therapeutics, Inc. *	478	12,160
Sutro Biopharma, Inc. *	1,796	33,926
Syndax Pharmaceuticals, Inc. *	5,678	108,507
Travere Therapeutics, Inc. *	5,878	142,541
Twist Bioscience Corp. *	611	65,359
Ultragenyx Pharmaceutical, Inc. *	3,298	297,447
United Therapeutics Corp. *	3,253	600,439
Vanda Pharmaceuticals, Inc. *	2,350	40,279
Verastem, Inc. *	9,653	29,731
Vericel Corp. *@	3,482	169,922
Viking Therapeutics, Inc. *@	1,800	11,304
Xencor, Inc. *	1,697	55,424
Y-mAbs Therapeutics, Inc. *	802	22,889

		11,826,717

Building Products — 2.4%
A.O. Smith Corp.	8,970	547,798
AAON, Inc.	7,440	486,130
Advanced Drainage Systems, Inc.	9,026	976,342
American Woodmark Corp. *	1,857	121,392
Apogee Enterprises, Inc.	2,316	87,452
Armstrong Flooring, Inc. *	3,460	10,830
Armstrong World Industries, Inc.	5,723	546,375
Builders FirstSource, Inc. *	25,775	1,333,598
Carlisle Cos., Inc.	3,012	598,755
Cornerstone Building Brands, Inc. *	3,775	55,153
CSW Industrials, Inc.	1,174	149,920
Gibraltar Industries, Inc. *	3,698	257,566
Griffon Corp.	6,918	170,183
Insteel Industries, Inc.	2,278	86,678
Lennox International, Inc.	1,677	493,323
Masonite International Corp. *	169	17,936
Owens Corning	6,683	571,396

	SHARES	VALUE†
PGT Innovations, Inc. *	6,635	$126,729
Quanex Building Products Corp.	3,883	83,135
Simpson Manufacturing Co., Inc.	4,885	522,548
Trex Co., Inc. *	10,510	1,071,284
UFP Industries, Inc.	7,021	477,288

		8,791,811

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	2,522	381,049
Artisan Partners Asset Management, Inc., Class A	8,000	391,360
BGC Partners, Inc., Class A	27,768	144,671
Blucora, Inc. *	10,400	162,136
Brightsphere Investment Group, Inc.	5,801	151,580
Cohen & Steers, Inc.	5,680	475,814
Cowen, Inc. Class A	3,442	118,095
Diamond Hill Investment Group, Inc.	289	50,766
Donnelley Financial Solutions, Inc. *	4,189	145,023
Evercore, Inc., Class A	4,065	543,369
Federated Hermes, Inc.	10,797	350,903
GAMCO Investors, Inc., Class A	1,200	31,656
Greenhill & Co., Inc.	2,413	35,278
Houlihan Lokey, Inc.	1,002	92,284
Invesco Ltd.	24,055	579,966
Janus Henderson Group PLC	14,636	604,906
Jefferies Financial Group, Inc.	21,621	802,788
Lazard Ltd., Class A	6,742	308,784
LPL Financial Holdings, Inc.	5,475	858,261
Manning & Napier, Inc.	2,524	23,044
Moelis & Co., Class A	3,389	209,677
Morningstar, Inc.	2,847	737,458
Oppenheimer Holdings, Inc., Class A	1,743	78,940
Piper Sandler Cos.	2,274	314,858
PJT Partners, Inc., Class A	597	47,229
Pzena Investment Management, Inc., Class A	2,375	23,370
Safeguard Scientifics, Inc. *	2,580	22,910
SEI Investments Co.	4,432	262,818
Silvercrest Asset Management Group, Inc., Class A	759	11,825
Stifel Financial Corp.	15,160	1,030,274
Stonex Group, Inc. *	2,437	160,598
Virtu Financial, Inc., Class A	4,501	109,959
Virtus Investment Partners, Inc.	969	300,700
Westwood Holdings Group, Inc.	1,157	21,983
WisdomTree Investments, Inc.	14,777	83,786

		9,668,118

Chemicals — 2.9%
Advanced Emissions Solutions, Inc. *	2,266	14,480
AdvanSix, Inc. *	3,198	127,120
American Vanguard Corp.	3,554	53,488
Ashland Global Holdings, Inc.	3,184	283,758
Avient Corp.	10,014	464,149
Axalta Coating Systems Ltd. *	16,030	467,916
Balchem Corp.	3,741	542,707
Cabot Corp.	5,869	294,154
CF Industries Holdings, Inc.	11,672	651,531
Chase Corp.	1,529	156,187
Chemours Co. (The)	8,849	257,152
Core Molding Technologies, Inc. *	1,500	17,265
Ecovyst, Inc.	1,340	15,624

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Element Solutions, Inc.	26,663	$578,054
Ferro Corp. *	10,936	222,438
FMC Corp.	3,740	342,434
FutureFuel Corp.	4,517	32,206
GCP Applied Technologies, Inc. *	2,256	49,452
H.B. Fuller Co.	6,101	393,881
Hawkins, Inc.	2,648	92,362
Huntsman Corp.	12,047	356,471
Ingevity Corp. *	948	67,659
Innospec, Inc.	2,704	227,731
Intrepid Potash, Inc. *	1,589	49,100
Koppers Holdings, Inc. *	2,308	72,148
Kraton Corp. *	3,938	179,730
Kronos Worldwide, Inc.	6,686	82,973
Livent Corp. *@	1,509	34,873
Minerals Technologies, Inc.	3,887	271,468
Mosaic Co. (The)	23,505	839,599
NewMarket Corp.	504	170,740
Olin Corp.	3,715	179,249
Quaker Chemical Corp.	30	7,132
Rayonier Advanced Materials, Inc. *	6,292	47,190
RPM International, Inc.	6,495	504,337
Scotts Miracle-Gro Co. (The)	3,576	523,383
Sensient Technologies Corp.	5,068	461,593
Stepan Co.	2,784	314,425
Trecora Resources *	4,188	34,258
Tredegar Corp.	3,412	41,558
Trinseo SA	4,272	230,603
Tronox Holdings PLC Class A	10,995	271,027
Valvoline, Inc.	5,402	168,434
Westlake Chemical Corp.	4,157	378,869

		10,570,908

Commercial Banks — 9.0%
1st Source Corp.	3,089	145,924
Allegiance Bancshares, Inc.	1,614	61,574
Altabancorp	2,271	100,287
American National Bankshares, Inc.	1,508	49,824
Ameris Bancorp	7,632	395,948
AmeriServ Financial, Inc.	4,400	17,204
Arrow Financial Corp.	2,150	73,861
Associated Banc-Corp.	16,715	358,035
Atlantic Capital Bancshares, Inc. *	2,502	66,278
Atlantic Union Bankshares Corp.	7,573	279,065
Banc of California, Inc.	5,994	110,829
Bancfirst Corp.	3,831	230,320
Bancorp, Inc. (The) *	7,945	202,200
BancorpSouth Bank	11,210	333,834
Bank of Hawaii Corp.	3,456	283,980
Bank of Marin Bancorp	1,580	59,645
Bank OZK	3,630	156,017
BankFinancial Corp.	2,474	28,402
BankUnited, Inc.	3,310	138,424
Bankwell Financial Group, Inc.	326	9,594
Banner Corp.	4,107	226,748
Bar Harbor Bankshares	2,089	58,596
BCB Bancorp, Inc.	878	12,959
Berkshire Hills Bancorp, Inc.	5,196	140,188
BOK Financial Corp.	4,072	364,648
Brookline Bancorp, Inc.	9,692	147,900
Bryn Mawr Bank Corp.	2,363	108,580
C&F Financial Corp.	466	24,749
Cadence BanCorp	6,063	133,144

	SHARES	VALUE†
Camden National Corp.	1,756	$84,112
Capital City Bank Group, Inc.	1,890	46,759
Cathay General Bancorp	7,778	321,931
Central Pacific Financial Corp.	3,916	100,563
Central Valley Community Bancorp	1,638	35,217
Century Bancorp, Inc., Class A	462	53,241
CIT Group, Inc.	6,260	325,207
Citizens & Northern Corp.	852	21,522
Citizens Community Bancorp, Inc.	400	5,560
City Holding Co.	1,686	131,356
Civista Bancshares, Inc.	270	6,272
CNB Financial Corp.	2,264	55,106
Columbia Banking System, Inc.	7,605	288,914
Comerica, Inc.	7,707	620,414
Commerce Bancshares, Inc.	7,778	541,971
Community Bank System, Inc.	5,314	363,584
Community Trust Bancorp, Inc.	2,206	92,873
Connectone Bancorp, Inc.	4,989	149,720
Cullen/Frost Bankers, Inc.	3,828	454,077
Customers Bancorp, Inc. *	4,720	203,054
CVB Financial Corp.	14,097	287,156
Dime Community Bancshares, Inc.	4,795	156,605
Eagle Bancorp, Inc.	3,707	213,153
East West Bancorp, Inc.	9,740	755,240
Enterprise Bancorp, Inc.	331	11,899
Enterprise Financial Services Corp.	2,901	131,357
Equity Bancshares, Inc., Class A	1,470	49,069
Farmers & Merchants Bancorp, Inc.	1,205	26,992
Farmers National Banc Corp.	3,991	62,699
FB Financial Corp.	3,274	140,389
Financial Institutions, Inc.	1,855	56,856
First Bancorp	22,823	300,123
First Bancorp, Inc. (The)	1,876	54,667
First Bancorp/Southern Pines NC	3,300	141,933
First Busey Corp.	6,171	151,992
First Business Financial Services, Inc.	551	15,819
First Citizens Bancshares, Inc., Class A	487	410,624
First Commonwealth Financial Corp.	10,615	144,682
First Community Bankshares, Inc.	1,982	62,869
First Financial Bancorp	10,292	240,936
First Financial Bankshares, Inc.	15,599	716,774
First Financial Corp.	1,882	79,138
First Financial Northwest, Inc.	2,239	36,652
First Foundation, Inc.	4,921	129,422
First Hawaiian, Inc.	1,200	35,220
First Horizon Corp.	34,954	569,401
First Internet Bancorp	1,284	40,035
First Interstate Bancsystem, Inc., Class A	4,617	185,880
First Merchants Corp.	5,921	247,735
First Mid Bancshares, Inc.	500	20,530
First Midwest Bancorp, Inc.	12,126	230,515
First of Long Island Corp. (The)	2,295	47,277
Flushing Financial Corp.	3,899	88,117
FNB Corp.	21,678	251,898
Fulton Financial Corp.	16,994	259,668
German American Bancorp, Inc.	3,575	138,102
Glacier Bancorp, Inc.	11,632	643,831
Great Southern Bancorp, Inc.	1,501	82,270
Great Western Bancorp, Inc.	1,271	41,613
Hancock Whitney Corp.	6,503	306,421
Hanmi Financial Corp.	3,586	71,935
Harborone Bancorp, Inc.	7,533	105,763
Heartland Financial USA, Inc.	4,766	229,149
Heritage Commerce Corp.	6,526	75,897
Heritage Financial Corp.	4,162	106,131

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Hilltop Holdings, Inc.	7,627	$249,174
Home Bancshares, Inc.	13,006	306,031
HomeTrust Bancshares, Inc.	2,255	63,095
Hope Bancorp, Inc.	14,605	210,896
Horizon Bancorp, Inc.	5,096	92,594
Howard Bancorp, Inc. *	499	10,120
Independent Bank Corp.	3,457	263,251
Independent Bank Group, Inc.	2,187	155,365
International Bancshares Corp.	6,435	267,953
Investors Bancorp, Inc.	2,762	41,734
Lakeland Bancorp, Inc.	6,732	118,685
Lakeland Financial Corp.	3,146	224,121
Live Oak Bancshares, Inc.	500	31,815
Macatawa Bank Corp.	5,141	41,282
Mercantile Bank Corp.	1,601	51,280
Midland States Bancorp, Inc.	1,086	26,857
MidWestOne Financial Group, Inc.	613	18,488
National Bank Holdings Corp., Class A	3,376	136,661
NBT Bancorp, Inc.	5,329	192,484
Nicolet Bankshares, Inc. *	1,020	75,664
Northeast Bank	896	30,213
Northrim Bancorp, Inc.	1,100	46,761
OceanFirst Financial Corp.	5,639	120,731
OFG Bancorp	5,852	147,587
Old National Bancorp	16,960	287,472
Old Second Bancorp, Inc.	2,244	29,307
Pacific Mercantile Bancorp *	2,500	23,025
Pacific Premier Bancorp, Inc.	8,840	366,330
PacWest Bancorp	6,102	276,543
Park National Corp.	1,896	231,217
Peapack Gladstone Financial Corp.	2,662	88,804
Penns Woods Bancorp, Inc.	1,138	27,039
People’s United Financial, Inc.	36,390	635,733
Peoples Bancorp, Inc.	3,204	101,278
Pinnacle Financial Partners, Inc.	3,365	316,579
Popular, Inc.	8,395	652,040
Preferred Bank	1,869	124,625
Primis Financial Corp.	2,721	39,346
Prosperity Bancshares, Inc.	7,853	558,584
QCR Holdings, Inc.	1,914	98,456
Renasant Corp.	5,944	214,281
Republic Bancorp, Inc., Class A	1,997	101,148
Republic First Bancorp, Inc. *	3,546	10,922
S&T Bancorp, Inc.	4,396	129,550
Sandy Spring Bancorp, Inc.	4,982	228,275
Seacoast Banking Corp. of Florida	5,003	169,151
Select Bancorp, Inc. *	200	3,450
ServisFirst Bancshares, Inc.	5,630	438,014
Sierra Bancorp	2,000	48,560
Signature Bank	3,788	1,031,397
Simmons First National Corp., Class A	10,791	318,982
South State Corp.	6,517	486,624
Southern First Bancshares, Inc. *	923	49,381
Southside Bancshares, Inc.	3,883	148,680
Sterling Bancorp	18,261	455,795
Stock Yards Bancorp, Inc.	2,936	172,196
Summit Financial Group, Inc.	392	9,608
Synovus Financial Corp.	9,560	419,588
Texas Capital Bancshares, Inc. *	3,132	187,983

	SHARES	VALUE†
Tompkins Financial Corp.	1,817	$147,014
Towne Bank	5,809	180,718
Trico Bancshares	3,218	139,661
TriState Capital Holdings, Inc. *	3,129	66,178
Triumph Bancorp, Inc. *	2,441	244,417
Trustmark Corp.	7,470	240,683
UMB Financial Corp.	4,960	479,682
Umpqua Holdings Corp.	8,081	163,640
United Bankshares, Inc.	12,088	439,761
United Community Banks, Inc.	9,013	295,807
Univest Financial Corp	3,363	92,113
Valley National Bancorp	37,407	497,887
Veritex Holdings, Inc.	3,570	140,515
Washington Trust Bancorp, Inc.	2,001	106,013
Webster Financial Corp.	3,015	164,197
WesBanco, Inc.	7,161	244,047
West Bancorp, Inc.	2,392	71,832
Westamerica Bancorp	3,226	181,495
Western Alliance Bancorp	5,446	592,634
Wintrust Financial Corp.	4,936	396,706
Zions Bancorp NA	10,151	628,245

		33,290,694

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	8,128	365,841
ACCO Brands Corp.	11,957	102,711
Brady Corp., Class A	5,519	279,813
Brink’s Co. (The)	5,878	372,077
Casella Waste Systems, Inc., Class A *	6,377	484,269
Ceco Environmental Corp. *	4,211	29,646
Cimpress PLC *	2,745	238,348
Clean Harbors, Inc. *	6,066	630,076
Covanta Holding Corp.	10,910	219,509
Deluxe Corp.	4,708	168,970
Ennis, Inc.	3,800	71,630
Harsco Corp. *	6,802	115,294
Healthcare Services Group, Inc.	5,978	149,390
Heritage-Crystal Clean, Inc. *	3,229	93,577
Herman Miller, Inc.	8,189	308,398
HNI Corp.	5,339	196,048
IAA, Inc. *	7,400	403,818
Interface, Inc.	7,161	108,489
KAR Auction Services, Inc. *	5,924	97,094
Kimball International, Inc., Class B	5,056	56,627
Matthews International Corp., Class A	4,072	141,258
MSA Safety, Inc.	4,156	605,529
NL Industries, Inc.	4,571	26,329
Pitney Bowes, Inc.	4,177	30,116
Quad/Graphics, Inc. *	4,591	19,512
SP Plus Corp. *	2,555	78,362
Steelcase, Inc., Class A	11,344	143,842
Stericycle, Inc. *	4,797	326,052
Team, Inc. *	4,062	12,227
Tetra Tech, Inc.	6,783	1,012,973
UniFirst Corp.	2,080	442,250
US Ecology, Inc. *	4,572	147,904
Viad Corp. *	2,501	113,570
Vidler Water Resouces, Inc. *	2,070	23,557
Virco Manufacturing Corp. *	2,494	8,604
VSE Corp.	1,412	68,016

		7,691,726

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment — 1.2%
ADTRAN, Inc.	5,637	$105,750
Applied Optoelectronics, Inc. *	3,183	22,854
BK Technologies Corp.	2,000	5,650
CalAmp Corp. *	5,414	53,869
Calix, Inc. *	1,031	50,962
Ciena Corp. *	15,659	804,090
Clearfield, Inc. *	2,380	105,077
CommScope Holding Co., Inc. *	3,352	45,554
Communications Systems, Inc. *@	1,418	12,266
Comtech Telecommunications Corp.	3,207	82,131
Digi International, Inc. *	3,397	71,405
F5 Networks, Inc. *	3,709	737,275
Harmonic, Inc. *	10,330	90,388
Infinera Corp. *@	16,934	140,891
Juniper Networks, Inc.	19,819	545,419
KVH Industries, Inc. *	2,387	22,987
Lantronix, Inc. *	1,100	6,402
Lumentum Holdings, Inc. *@	4,956	414,024
NETGEAR, Inc. *	3,539	112,929
NetScout Systems, Inc. *	8,182	220,505
Network-1 Technologies, Inc.	1,343	3,984
Optical Cable Corp. *	374	1,391
PC-Tel, Inc. *	2,629	16,352
Ribbon Communications, Inc. *	13,960	83,481
Tessco Technologies, Inc. *	1,000	5,580
Viasat, Inc. *	4,101	225,842
Viavi Solutions, Inc. *	26,851	422,635

		4,409,693

Computers & Peripherals — 0.2%
AstroNova, Inc. *	1,572	23,659
Avid Technology, Inc. *	8,707	251,806
Intevac, Inc. *	3,414	16,319
Pure Storage, Inc., Class A *	4,687	117,925
Super Micro Computer, Inc. *	1,663	60,816
Xerox Holdings Corp.	15,230	307,189

		777,714

Construction & Engineering — 1.7%
AECOM*	9,414	594,494
Ameresco, Inc., Class A *	4,050	236,641
Arcosa, Inc.	1,853	92,965
Argan, Inc.	1,586	69,261
Comfort Systems USA, Inc.	4,850	345,902
Dycom Industries, Inc. *	4,084	290,944
EMCOR Group, Inc.	6,268	723,202
Fluor Corp. *@	6,585	105,162
Granite Construction, Inc.	5,317	210,287
Great Lakes Dredge & Dock Corp. *	7,436	112,209
IES Holdings, Inc. *	2,548	116,418
MasTec, Inc. *	6,602	569,621
Matrix Service Co. *	4,086	42,740
MYR Group, Inc. *	2,760	274,620
Northwest Pipe Co. *	1,211	28,701
NV5 Global, Inc. *	1,843	181,664
Orion Group Holdings, Inc. *	3,431	18,665
Primoris Services Corp.	6,549	160,385
Quanta Services, Inc.	8,024	913,292
Sterling Construction Co., Inc. *	4,000	90,680
Tutor Perini Corp. *	4,753	61,694
Valmont Industries, Inc.	2,369	556,999
WillScot Mobile Mini Holdings Corp. *	18,811	596,685

		6,393,231

	SHARES	VALUE†
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	$188,739
Forterra, Inc. *	1,512	35,623
Summit Materials, Inc., Class A *	4,678	149,556
United States Lime & Minerals, Inc.	949	114,639

		488,557

Consumer Finance — 1.4%
Ally Financial, Inc.	5,340	272,607
Atlanticus Holdings Corp. *	3,144	166,821
Consumer Portfolio Services, Inc. *	4,988	29,180
Credit Acceptance Corp. *	760	444,828
Encore Capital Group, Inc. *	3,784	186,438
Enova International, Inc. *	4,283	147,978
Ezcorp, Inc., Class A *	5,994	45,374
FirstCash, Inc.	4,847	424,112
Green Dot Corp., Class A *	5,826	293,222
LendingClub Corp. *	7,371	208,157
LendingTree, Inc. *	1,371	191,707
Navient Corp.	22,167	437,355
Nelnet, Inc., Class A	3,245	257,134
OneMain Holdings, Inc.	7,656	423,606
PRA Group, Inc. *	5,417	228,272
PROG Holdings, Inc.	8,919	374,687
Regional Management Corp.	1,467	85,350
Santander Consumer USA Holdings, Inc.	14,468	603,316
SLM Corp.	14,278	251,293
World Acceptance Corp. *	977	185,220

		5,256,657

Containers & Packaging — 1.0%
AptarGroup, Inc.	4,035	481,577
Berry Global Group, Inc. *	9,609	584,996
Crown Holdings, Inc.	1,631	164,372
Graphic Packaging Holding Co.	8,918	169,799
Greif, Inc., Class A	2,910	187,986
Greif, Inc., Class B	1,193	77,306
Myers Industries, Inc.	4,361	85,345
Packaging Corp. of America	1,324	181,971
Sealed Air Corp.	10,816	592,609
Silgan Holdings, Inc.	12,567	482,070
Sonoco Products Co.	6,744	401,807
Trimas Corp. *	5,754	186,199
UFP Technologies, Inc. *	913	56,232

		3,652,269

Distributors — 0.0%
Weyco Group, Inc.	1,043	23,634

Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	5,934	224,364
American Public Education, Inc. *	2,124	54,396
Bright Horizons Family Solutions, Inc. *	3,373	470,264
Carriage Services, Inc.	2,984	133,057
Chegg, Inc. *@	6,367	433,083
Frontdoor, Inc. *	2,657	111,328
Graham Holdings Co., Class B	462	272,192
Grand Canyon Education, Inc. *	5,375	472,785
H&R Block, Inc.	11,646	291,150
Houghton Mifflin Harcourt Co. *	10,946	147,005
Laureate Education, Inc. Class A *	2,699	45,856
Perdoceo Education Corp. *	8,722	92,104
Service Corp. International	10,864	654,665
Strategic Education, Inc.	2,650	186,825
Stride, Inc. *	4,584	164,749
Terminix Global Holdings, Inc. *	9,365	390,239
Universal Technical Institute, Inc. *	4,347	29,386
WW International, Inc. *	5,647	$103,058

		4,276,506

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	1,166	$69,983
Cannae Holdings, Inc. *	5,121	159,314
Equitable Holdings, Inc.	2,089	61,918
Marlin Business Services Corp.	3,196	71,047
Voya Financial, Inc.	10,155	623,416

		985,678

Diversified Telecommunication Services — 0.2%
ATN International, Inc.	2,105	98,619
Cogent Communications Holdings, Inc.	5,536	392,170
Consolidated Communications Holdings, Inc. *	7,487	68,806
IDT Corp., Class B *	4,503	188,901
Iridium Communications, Inc. *	1,819	72,487

		820,983

Electric Utilities — 1.0%
Allete, Inc.	3,067	182,548
Genie Energy Ltd. Class B	3,300	21,549
Hawaiian Electric Industries, Inc.	7,162	292,424
IDACORP, Inc.	2,837	293,289
MGE Energy, Inc.	4,602	338,247
NRG Energy, Inc.	14,356	586,155
OGE Energy Corp.	10,049	331,215
Otter Tail Corp.	4,597	257,294
Pinnacle West Capital Corp.	5,960	431,266
PNM Resources, Inc.	13,599	672,879
Portland General Electric Co.	5,648	265,400
Via Renewables, Inc. @	2,000	20,380

		3,692,646

Electrical Equipment — 1.3%
Acuity Brands, Inc.	1,828	316,920
Allied Motion Technologies, Inc.	1,626	50,861
Atkore, Inc. *	8,108	704,747
AZZ, Inc.	3,104	165,133
Encore Wire Corp.	2,341	221,997
EnerSys	4,942	367,883
Hubbell, Inc.	3,715	671,189
LSI Industries, Inc.	3,137	24,312
nVent Electric PLC	1,295	41,867
Powell Industries, Inc.	1,380	33,907
Preformed Line Products Co.	668	43,447
Regal Beloit Corp.	4,416	663,901
Sensata Technologies Holding PLC *	10,094	552,344
Sunrun, Inc. *@	6,232	274,208
Thermon Group Holdings, Inc. *	3,577	61,918
TPI Composites, Inc. *	564	19,035
Ultralife Corp. *	2,441	17,258
Vicor Corp. *	3,445	462,181

		4,693,108

Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	4,399	386,012
Arlo Technologies, Inc. *	10,925	70,029
Arrow Electronics, Inc. *	7,416	832,743
Avnet, Inc.	7,545	278,939

	SHARES	VALUE†
Badger Meter, Inc.	3,624	$366,531
Bel Fuse, Inc., Class B	1,421	17,663
Belden, Inc.	4,896	285,241
Benchmark Electronics, Inc.	4,604	122,973
Coherent, Inc. *	520	130,047
CTS Corp.	3,954	122,218
Daktronics, Inc. *	4,902	26,618
ePlus, Inc. *	1,918	196,806
Fabrinet *	4,275	438,230
FARO Technologies, Inc. *	2,298	151,231
Flex Ltd. *	28,069	496,260
Frequency Electronics, Inc. *	1,400	14,560
IEC Electronics Corp. *	800	12,264
II-VI, Inc. *@	5,457	323,927
Insight Enterprises, Inc. *	4,272	384,822
IPG Photonics Corp. *	2,351	372,398
Itron, Inc. *	4,490	339,579
Jabil, Inc.	5,378	313,914
Key Tronic Corp. *	1,700	11,050
Kimball Electronics, Inc. *	4,014	103,441
Knowles Corp. *	7,671	143,755
Littelfuse, Inc.	1,865	509,649
Methode Electronics, Inc.	5,400	227,070
NAPCO Security Technologies, Inc. *	3,532	152,159
National Instruments Corp.	7,611	298,579
nLight, Inc. *	400	11,276
Novanta, Inc. *	4,244	655,698
OSI Systems, Inc. *	2,483	235,388
PAR Technology Corp. *@	1,843	113,363
PC Connection, Inc.	3,188	140,368
Plexus Corp. *	3,299	294,964
Richardson Electronics Ltd.	1,505	14,583
Rogers Corp. *	2,017	376,130
Sanmina Corp. *	7,661	295,255
Scansource, Inc. *	2,807	97,655
SYNNEX Corp.	3,213	334,473
TTM Technologies, Inc. *	12,102	152,122
Vishay Intertechnology, Inc.	14,944	300,225
Vishay Precision Group, Inc. *	1,694	58,900
Vontier Corp.	423	14,213
Wayside Technology Group, Inc.	315	8,496

		10,231,817

Energy Equipment & Services — 0.4%
Archrock, Inc.	14,737	121,580
Bristow Group, Inc. *	1,138	36,223
Core Laboratories NV	2,189	60,745
Dawson Geophysical Co. *	2,775	6,910
DMC Global, Inc. *	2,412	89,027
Dril-Quip, Inc. *	3,044	76,648
Exterran Corp. *	3,877	17,214
Geospace Technologies Corp. *	1,646	15,719
Gulf Island Fabrication, Inc. *	1,823	7,237
Helix Energy Solutions Group, Inc. *	14,425	55,969
Helmerich & Payne, Inc.	6,380	174,876
Nabors Industries Ltd. *	763	73,614
Natural Gas Services Group, Inc. *	2,179	22,618
NOV, Inc. *	21,019	275,559
Oceaneering International, Inc. *	8,090	107,759
Oil States International, Inc. *	5,995	38,308
Patterson-UTI Energy, Inc.	599	5,391

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
SEACOR Marine Holdings, Inc. *	3,233	$14,969
TechnipFMC PLC *	5,694	42,876
U.S. Silica Holdings, Inc. *	7,259	57,999

		1,301,241

Entertainment — 0.5%
Ballantyne Strong, Inc. *	3,464	10,634
Cinemark Holdings, Inc. *@	1,868	35,884
Gaia, Inc. *	1,407	13,338
IMAX Corp. *	4,817	91,427
Liberty Media Corp-Liberty Formula One, Class A *	1,700	79,985
Liberty Media Corp. - Liberty Braves, Class A *	338	9,096
Liberty Media Corp. - Liberty Formula One, Class C *	11,084	569,828
Lions Gate Entertainment Corp., Class A *	4,059	57,597
Lions Gate Entertainment Corp., Class B *	5,120	66,560
Madison Square Garden Entertainment Corp. *	1,318	95,779
Marcus Corp. (The) *@	3,100	54,095
Reading International, Inc., Class A *	3,044	15,403
World Wrestling Entertainment, Inc., Class A	2,212	124,447
Zynga, Inc., Class A *	62,503	470,648

		1,694,721

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	4,055	125,016
BJ’s Wholesale Club Holdings, Inc. *	1,541	84,632
Casey’s General Stores, Inc.	2,355	443,800
Chefs’ Warehouse Inc. (The) *	4,636	150,994
Ingles Markets, Inc., Class A	1,973	130,277
Natural Grocers by Vitamin Cottage, Inc.	2,710	30,406
Performance Food Group Co. *	9,263	430,359
PriceSmart, Inc.	3,961	307,175
SpartanNash Co.	4,477	98,046
Sprouts Farmers Market, Inc. *	7,149	165,642
United Natural Foods, Inc. *	4,623	223,846
US Foods Holding Corp. *	11,021	381,988
Village Super Market, Inc., Class A	1,435	31,111
Weis Markets, Inc.	2,943	154,655

		2,757,947

Food Products — 1.8%
B&G Foods, Inc. @	8,145	243,454
Bunge Ltd.	6,292	511,665
Cal-Maine Foods, Inc.	5,021	181,559
Calavo Growers, Inc.	2,725	104,204
Coffee Holding Co., Inc. *	600	2,730
Darling Ingredients, Inc. *	22,015	1,582,878
Farmer Bros. Co. *	2,275	19,133
Flowers Foods, Inc.	10,685	252,487
Fresh Del Monte Produce, Inc.	5,410	174,310
Freshpet, Inc. *	585	83,474
Hostess Brands, Inc. *	4,664	81,014
Ingredion, Inc.	3,754	334,144
J&J Snack Foods Corp.	2,148	328,257
John B. Sanfilippo & Son, Inc.	1,357	110,894
Lamb Weston Holdings, Inc.	8,392	515,017
Lancaster Colony Corp.	3,948	666,462
Landec Corp. *	3,872	35,700
Lifeway Foods, Inc. *	1,756	9,816
Limoneira Co.	2,072	33,504

	SHARES	VALUE†
Pilgrim’s Pride Corp. *	5,624	$163,546
Post Holdings, Inc. *	4,776	526,124
Rocky Mountain Chocolate Factory, Inc. *	1,260	9,324
Sanderson Farms, Inc.	2,524	475,017
Seaboard Corp.	42	172,200
Seneca Foods Corp., Class A *	800	38,576
Tootsie Roll Industries, Inc. @	4,854	147,707
TreeHouse Foods, Inc. *	225	8,973

		6,812,169

Gas Utilities — 0.9%
Atmos Energy Corp.	6,041	532,816
Chesapeake Utilities Corp.	2,272	272,754
National Fuel Gas Co.	4,000	210,080
New Jersey Resources Corp.	11,120	387,087
Northwest Natural Holding Co.	3,354	154,250
ONE Gas, Inc.	6,263	396,886
RGC Resources, Inc.	600	13,590
South Jersey Industries, Inc. @	11,296	240,153
Southwest Gas Holdings, Inc.	4,019	268,791
Spire, Inc.	5,837	357,108
UGI Corp.	10,146	432,423

		3,265,938

Health Care — 0.0%
Contra Aduro Biotech §*	237	424
Contra Pfenex, Inc. §*	2,903	408

		832

Health Care Equipment & Supplies — 3.1%
Accuray, Inc. *@	10,241	40,452
Achillion Pharmaceuticals, Inc. §*	23,152	25,178
Alphatec Holdings, Inc. *	1,915	23,344
Angiodynamics, Inc. *	4,953	128,481
Apyx Medical Corp. *	1,030	14,265
AtriCure, Inc. *	3,477	241,825
Atrion Corp.	201	140,197
Avanos Medical, Inc. *	5,588	174,346
Axogen, Inc. *	2,479	39,168
Axonics, Inc. *	2,988	194,489
Cardiovascular Systems, Inc. *	2,885	94,715
CONMED Corp.	2,494	326,290
CryoLife, Inc. *	5,028	112,074
Cutera, Inc. *@	1,969	91,755
Dentsply Sirona, Inc.	1,342	77,903
Electromed, Inc. *	2,175	23,533
Envista Holdings Corp. *	11,739	490,808
Fonar Corp. *	1,282	19,820
Glaukos Corp. *	2,946	141,909
Globus Medical, Inc., Class A *	6,108	467,995
Haemonetics Corp. *	5,641	398,198
Heska Corp. *	1,113	287,755
Hill-Rom Holdings, Inc.	5,167	775,050
ICU Medical, Inc. *	1,721	401,647
Inogen, Inc. *	2,495	107,509
Integer Holdings Corp. *	3,352	299,468
Integra LifeSciences Holdings Corp. *	6,371	436,286
IntriCon Corp. *	1,000	18,160
Invacare Corp. *	4,558	21,696
iRadimed Corp. *	325	10,917
iRhythm Technologies, Inc. *	101	5,915
Lantheus Holdings, Inc. *	7,277	186,873
LeMaitre Vascular, Inc.	3,413	181,196
LENSAR, Inc. *	1,385	10,900
LivaNova PLC *	5,101	403,948
Meridian Bioscience, Inc. *	4,782	92,006
Merit Medical Systems, Inc. *	5,761	413,640

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Mesa Laboratories, Inc.	188	$56,844
Natus Medical, Inc. *	4,076	102,226
Neogen Corp. *	10,822	469,999
Nevro Corp. *	822	95,664
NuVasive, Inc. *	5,261	314,871
OraSure Technologies, Inc. *	9,521	107,682
Orthofix Medical, Inc. *	2,039	77,727
OrthoPediatrics Corp. *	768	50,312
Penumbra, Inc. *	2,823	752,329
Quidel Corp. *	4,661	657,900
SeaSpine Holdings Corp. *	2,964	46,624
Shockwave Medical, Inc. *	2,116	435,642
SI-BONE, Inc. *	1,793	38,406
STAAR Surgical Co. *	3,622	465,536
Surgalign Holdings, Inc. *	15,534	16,932
SurModics, Inc. *	1,788	99,413
Tactile Systems Technology, Inc. *	1,097	48,762
Tandem Diabetes Care, Inc. *	3,113	371,630
TransMedics Group, Inc. *	1,354	44,804
Utah Medical Products, Inc.	630	58,489
Varex Imaging Corp. *@	2,200	62,040
ViewRay, Inc. *	7,099	51,184

		11,344,727

Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc. *	6,699	427,262
Addus HomeCare Corp. *	1,752	139,722
Amedisys, Inc. *	3,317	494,565
AMN Healthcare Services, Inc. *	6,127	703,073
Apollo Medical Holdings, Inc. *@	2,478	225,622
Brookdale Senior Living, Inc. *	16,230	102,249
Chemed Corp.	1,647	766,053
Community Health Systems, Inc. *	11,147	130,420
Corvel Corp. *	2,837	528,306
Covetrus, Inc. *	7,116	129,084
Cross Country Healthcare, Inc. *	6,503	138,124
DaVita, Inc. *	8,508	989,140
Encompass Health Corp.	7,416	556,497
Ensign Group, Inc. (The)	6,774	507,305
Enzo Biochem, Inc. *	6,609	23,396
Guardant Health, Inc. *	3,058	382,281
Hanger, Inc. *	3,413	74,949
HealthEquity, Inc. *	5,161	334,226
Henry Schein, Inc. *	10,880	828,621
InfuSystem Holdings, Inc. *	600	7,818
Joint Corp. (The) *	1,139	111,645
LHC Group, Inc. *	3,259	511,370
Magellan Health, Inc. *	1,803	170,474
MEDNAX, Inc. *	6,014	170,978
ModivCare, Inc. *	1,383	251,180
National Healthcare Corp.	1,882	131,702
National Research Corp.	3,287	138,613
Option Care Health, Inc. *	3,340	81,028
Owens & Minor, Inc.	7,179	224,631
Patterson Cos., Inc.	6,230	187,772
Pennant Group, Inc. (The) *	4,970	139,607
PetIQ, Inc. *@	1,504	37,555
Premier, Inc., Class A	3,891	150,815
Progyny, Inc. *	7,065	395,640

	SHARES	VALUE†
R1 RCM, Inc. *	20,856	$459,041
RadNet, Inc. *	6,920	202,825
Select Medical Holdings Corp.	17,678	639,413
Sharps Compliance Corp. *	823	6,806
Star Equity Holdings, Inc. *@	210	571
Surgery Partners, Inc. *	6,352	268,944
Tenet Healthcare Corp. *	14,731	978,728
Tivity Health, Inc. *	3,606	83,154
Triple-S Management Corp. *	3,473	122,840
U.S. Physical Therapy, Inc.	1,977	218,656
Universal Health Services, Inc., Class B	3,730	516,120

		13,688,821

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	14,834	198,331
Computer Programs & Systems, Inc.	1,636	58,012
Evolent Health, Inc., Class A *	4,696	145,576
Health Catalyst, Inc. *@	1,300	65,013
HealthStream, Inc. *	4,470	127,753
Inovalon Holdings, Inc., Class A *	5,116	206,124
NextGen Healthcare, Inc. *	6,391	90,113
Omnicell, Inc. *	4,593	681,739
OptimizeRx Corp. *	1,202	102,831
Simulations Plus, Inc. @	358	14,141
Vocera Communications, Inc. *	2,061	94,311

		1,783,944

Hotels, Restaurants & Leisure — 3.0%
Aramark	13,415	440,817
Biglari Holdings, Inc., Class A *	7	5,740
Biglari Holdings, Inc., Class B *	74	12,714
BJ’s Restaurants, Inc. *	2,751	114,882
Bloomin’ Brands, Inc. *@	10,297	257,425
Bluegreen Vacations Holding Corp. *	417	10,759
Boyd Gaming Corp. *	1,865	117,980
Brinker International, Inc. *	5,679	278,555
Carrols Restaurant Group, Inc.	8,916	32,633
Cheesecake Factory, Inc. (The) *	5,580	262,260
Choice Hotels International, Inc.	6,024	761,253
Churchill Downs, Inc.	3,811	914,945
Chuy’s Holdings, Inc. *	2,478	78,131
Cracker Barrel Old Country Store, Inc.	2,678	374,492
Dave & Buster’s Entertainment, Inc. *	5,571	213,536
Del Taco Restaurants, Inc.	4,096	35,758
Denny’s Corp. *	4,694	76,700
Dover Motorsports, Inc.	4,000	9,680
El Pollo Loco Holdings, Inc. *	4,284	72,400
Everi Holdings, Inc. *	4,400	106,392
Fiesta Restaurant Group, Inc. *	4,058	44,476
Hilton Grand Vacations, Inc. *	559	26,592
Hyatt Hotels Corp., Class A *	574	44,255
International Game Technology PLC *@	969	25,504
Jack in the Box, Inc.	3,000	291,990
Lindblad Expeditions Holdings, Inc. *@	1,858	27,108
Marriott Vacations Worldwide Corp.	5,154	810,879
Monarch Casino & Resort, Inc. *	1,490	99,815
Nathan’s Famous, Inc.	794	48,569
Norwegian Cruise Line Holdings Ltd. *	11,485	306,764
Papa John’s International, Inc.	4,290	544,787
Penn National Gaming, Inc. *	555	40,215
Planet Fitness, Inc. Class A *	8,887	698,074
Playa Hotels & Resorts NV *	1,000	8,290

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Red Robin Gourmet Burgers, Inc. *	1,717	$39,594
Ruth’s Hospitality Group, Inc. *	2,754	57,035
Scientific Games Corp., Class A *	1,500	124,605
SeaWorld Entertainment, Inc. *	3,316	183,441
Shake Shack, Inc., Class A *	2,266	177,790
Texas Roadhouse, Inc.	7,350	671,275
Travel + Leisure Co.	3,148	171,660
Vail Resorts, Inc. *	2,071	691,818
Wendy’s Co. (The)	24,565	532,569
Wingstop, Inc.	2,032	333,106
Wyndham Hotels & Resorts, Inc.	5,481	423,078
Wynn Resorts Ltd. *@	4,478	379,511

		10,979,852

Household Durables — 2.4%
Bassett Furniture Industries, Inc.	1,080	19,559
Beazer Homes USA, Inc. *	1,643	28,342
Cavco Industries, Inc. *	986	233,426
Century Communities, Inc.	3,948	242,604
Ethan Allen Interiors, Inc.	2,598	61,573
Flexsteel Industries, Inc.	1,069	33,011
Green Brick Partners, Inc. *	4,024	82,572
Hamilton Beach Brands Holding Co., Class A	2,000	31,340
Helen of Troy Ltd. *	2,629	590,684
Hooker Furniture Corp.	1,742	47,016
Installed Building Products, Inc.	3,587	384,347
iRobot Corp. *	3,423	268,705
KB Home	12,516	487,123
La-Z-Boy, Inc.	5,127	165,243
Leggett & Platt, Inc.	8,008	359,079
Lifetime Brands, Inc.	3,200	58,208
M.D.C. Holdings, Inc.	10,155	474,441
M/I Homes, Inc. *	5,641	326,050
Meritage Homes Corp. *	3,491	338,627
Mohawk Industries, Inc. *	3,847	682,458
Newell Brands, Inc.	27,926	618,282
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	154,114
Sonos, Inc. *	902	29,189
Taylor Morrison Home Corp. *	9,778	252,077
Tempur Sealy International, Inc.	22,924	1,063,903
Toll Brothers, Inc.	10,507	580,932
TopBuild Corp. *	4,166	853,238
TRI Pointe Homes, Inc. *	12,577	264,368
Tupperware Brands Corp. *	773	16,326
Universal Electronics, Inc. *	1,842	90,718
VOXX International Corp. *	3,284	37,602

		8,875,157

Household Products — 0.3%
Central Garden & Pet Co. *	1,247	59,856
Central Garden & Pet Co., Class A *	5,043	216,849
Spectrum Brands Holdings, Inc.	3,742	357,997
WD-40 Co.	2,077	480,784

		1,115,486

Independent Power Producers & Energy Traders — 0.4%
Atlantica Sustainable Infrastructure PLC	1,800	62,118
Brookfield Renewable Corp. Class A	2,097	81,385
Clearway Energy, Inc., Class A	4,442	125,264
Clearway Energy, Inc., Class C	9,495	287,414
Ormat Technologies, Inc. @	5,451	363,091
Sunnova Energy International, Inc. *@	350	11,529
Vistra Corp.	28,253	483,126

		1,413,927

	SHARES	VALUE†
Industrial Conglomerates — 0.0%
Raven Industries, Inc. *	3,069	$176,805

Insurance — 4.0%
Alleghany Corp. *	890	555,725
Ambac Financial Group, Inc. *	4,434	63,495
American Equity Investment Life Holding Co.	10,429	308,386
American Financial Group, Inc.	4,216	530,499
American National Group, Inc.	1,348	254,812
AMERISAFE, Inc.	2,371	133,155
Argo Group International Holdings Ltd.	3,856	201,360
Assurant, Inc.	4,101	646,933
Assured Guaranty Ltd.	4,657	217,994
Athene Holding Ltd., Class A *	11,296	777,956
Axis Capital Holdings Ltd.	4,830	222,373
Brighthouse Financial, Inc. *	5,115	231,351
Citizens, Inc. *@	6,126	38,042
CNO Financial Group, Inc.	11,441	269,321
Crawford & Co., Class A	5,638	50,573
Crawford & Co., Class B	3,345	29,971
Donegal Group, Inc., Class A	3,630	52,599
eHealth, Inc. *	3,214	130,167
Employers Holdings, Inc.	3,481	137,465
Enstar Group Ltd. *	1,195	280,502
Erie Indemnity Co., Class A	1,600	285,472
Everest Re Group Ltd.	2,558	641,495
FedNat Holding Co.	3,068	7,578
Fidelity National Financial, Inc.	12,902	584,977
First American Financial Corp.	7,508	503,411
Genworth Financial, Inc., Class A *	14,918	55,943
Global Indemnity Group LLC Class A	2,287	61,177
Globe Life, Inc.	5,598	498,390
Greenlight Capital Re Ltd., Class A *	3,275	24,202
Hallmark Financial Services, Inc. *	4,500	16,425
Hanover Insurance Group, Inc. (The)	2,145	278,035
HCI Group, Inc.	1,239	137,244
Heritage Insurance Holdings, Inc.	3,869	26,348
Horace Mann Educators Corp.	4,698	186,933
Independence Holding Co.	2,081	103,197
Investors Title Co.	279	50,945
James River Group Holdings Ltd.	829	31,278
Kemper Corp.	5,843	390,254
Kingstone Cos., Inc.	2,759	18,265
Kinsale Capital Group, Inc.	400	64,680
Lincoln National Corp.	8,515	585,406
Maiden Holdings Ltd. *	9,822	31,038
MBIA, Inc. *	29,495	379,011
Mercury General Corp.	5,391	300,117
Old Republic International Corp.	20,327	470,164
Primerica, Inc.	4,321	663,835
ProAssurance Corp.	5,438	129,316
Reinsurance Group of America, Inc.	3,019	335,894
RenaissanceRe Holdings Ltd.	2,896	403,702
RLI Corp.	5,024	503,756
Safety Insurance Group, Inc.	1,656	131,238
Selective Insurance Group, Inc.	6,440	486,413
State Auto Financial Corp.	5,003	254,903
Stewart Information Services Corp.	3,069	194,145
Trupanion, Inc. *	157	12,194
Unico American Corp. *	1,700	5,797
United Fire Group, Inc.	2,400	55,440
United Insurance Holdings Corp.	5,146	18,680

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Universal Insurance Holdings, Inc.	4,293	$55,981
Unum Group	14,680	367,881
W. R. Berkley Corp.	1,131	82,767
White Mountains Insurance Group Ltd.	28	29,949

		14,596,555

Interactive Media & Services — 0.1%
ANGI, Inc. *	2,836	34,996
Cargurus, Inc. *	2,133	66,997
DHI Group, Inc. *	8,881	42,274
Liberty TripAdvisor Holdings, Inc., Class A *	2,959	9,143
QuinStreet, Inc. *	5,180	90,961
Travelzoo *	1,588	18,421
Yelp, Inc. *	812	30,239

		293,031

Internet & Catalog Retail — 0.3%
1-800-Flowers.com, Inc., Class A *	4,707	143,611
Liquidity Services, Inc. *	4,207	90,913
PetMed Express, Inc. @	2,360	63,413
Qurate Retail, Inc., Series A	15,608	159,046
Shutterstock, Inc.	3,731	422,797
Stamps.com, Inc. *	233	76,841

		956,621

IT Services — 1.9%
Alliance Data Systems Corp.	2,224	224,379
Amdocs Ltd.	4,489	339,862
BM Technologies, Inc. *	823	7,325
Cass Information Systems, Inc.	1,788	74,828
Computer Task Group, Inc. *	4,027	32,135
Concentrix Corp. *	3,341	591,357
Conduent, Inc. *	3,934	25,925
CSG Systems International, Inc.	4,225	203,645
DXC Technology Co. *	10,737	360,871
Euronet Worldwide, Inc. *	2,789	354,984
ExlService Holdings, Inc. *	4,047	498,267
Genpact Ltd.	12,745	605,515
Globant SA *	1,651	463,948
GoDaddy, Inc., Class A *	8,025	559,342
Hackett Group, Inc. (The)	4,098	80,403
Limelight Networks, Inc. *@	15,146	36,047
Liveramp Holdings, Inc. *	8,339	393,851
Maximus, Inc.	2,874	239,117
MoneyGram International, Inc. *	131	1,051
Perficient, Inc. *	4,602	532,451
PFSweb, Inc. *	3,727	48,078
ServiceSource International, Inc. *	10,651	14,379
TTEC Holdings, Inc.	6,311	590,268
Unisys Corp. *	700	17,598
Western Union Co. (The)	10,702	216,394
WEX, Inc. *	2,575	453,561

		6,965,581

Leisure Equipment & Products — 0.7%
American Outdoor Brands, Inc. *	1,946	47,794
Brunswick Corp.	4,070	387,749
Callaway Golf Co. *	10,373	286,606
Clarus Corp.	1,907	48,876
Escalade, Inc.	1,950	36,875

	SHARES	VALUE†
Johnson Outdoors, Inc., Class A	1,000	$105,800
Malibu Boats, Inc., Class A *	2,764	193,425
Marine Products Corp.	3,930	49,164
MasterCraft Boat Holdings, Inc. *	2,852	71,528
Mattel, Inc. *	16,916	313,961
Nautilus, Inc. *@	4,979	46,354
Polaris, Inc.	3,530	422,400
Smith & Wesson Brands, Inc.	7,099	147,375
Vista Outdoor, Inc. *	4,383	176,679
YETI Holdings, Inc. *	2,442	209,255

		2,543,841

Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp. *	200	6,798
Bruker Corp.	11,719	915,254
Codexis, Inc. *	4,499	104,647
Fluidigm Corp. *	1,700	11,203
Harvard Bioscience, Inc. *	10,123	70,659
Inotiv, Inc. *@	239	6,988
Medpace Holdings, Inc. *	2,778	525,820
NeoGenomics, Inc. *@	6,214	299,763
Repligen Corp. *	4,248	1,227,629
Syneos Health, Inc. *	7,939	694,504

		3,863,265

Machinery — 5.4%
AGCO Corp.	4,642	568,784
Alamo Group, Inc.	1,320	184,180
Albany International Corp., Class A	3,587	275,733
Allison Transmission Holdings, Inc.	7,391	261,050
Altra Industrial Motion Corp.	2,666	147,563
Astec Industries, Inc.	2,667	143,511
Barnes Group, Inc.	5,589	233,229
Blue Bird Corp. *	2,584	53,902
Chart Industries, Inc. *	3,344	639,072
CIRCOR International, Inc. *	2,600	85,826
Colfax Corp. *	1,255	57,605
Columbus McKinnon Corp.	3,112	150,465
Commercial Vehicle Group, Inc. *	3,758	35,551
Crane Co.	3,089	292,868
Donaldson Co., Inc.	8,206	471,106
Douglas Dynamics, Inc.	2,910	105,633
Eastern Co. (The)	1,272	32,004
Enerpac Tool Group Corp.	7,109	147,370
EnPro Industries, Inc.	2,344	204,209
ESCO Technologies, Inc.	2,646	203,742
Federal Signal Corp.	7,025	271,306
Flowserve Corp.	8,820	305,789
Franklin Electric Co., Inc.	5,666	452,430
Gorman-Rupp Co. (The)	3,803	136,185
Graco, Inc.	10,654	745,460
Graham Corp.	1,759	21,812
Greenbrier Cos., Inc. (The)	3,984	171,272
Helios Technologies, Inc.	4,609	378,445
Hurco Cos., Inc.	1,000	32,260
Hyster-Yale Materials Handling, Inc.	1,765	88,709
ITT, Inc.	5,131	440,445
John Bean Technologies Corp.	3,620	508,791
Kadant, Inc.	1,660	338,806
Kennametal, Inc.	6,340	217,018
LB Foster Co., Class A *	2,165	33,536
Lincoln Electric Holdings, Inc.	3,365	433,378

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery {Continued)
Lindsay Corp.	1,507	$228,748
Lydall, Inc. *	3,767	233,893
Manitex International, Inc. *	1,300	9,334
Manitowoc Co., Inc. (The) *	3,607	77,262
Meritor, Inc. *	9,450	201,380
Middleby Corp. (The) *	4,055	691,418
Miller Industries, Inc.	1,261	42,924
Mueller Industries, Inc.	6,958	285,974
Mueller Water Products, Inc., Class A	17,526	266,746
NN, Inc. *	5,264	27,636
Nordson Corp.	2,976	708,734
Omega Flex, Inc.	1,119	159,670
Oshkosh Corp.	4,130	422,788
Park-Ohio Holdings Corp.	2,182	55,685
Pentair PLC	11,013	799,874
Perma-Pipe International Holdings, Inc. *	1,900	14,744
Proto Labs, Inc. *	2,997	199,600
RBC Bearings, Inc. *	2,928	621,322
Rexnord Corp.	14,150	909,703
Shyft Group, Inc. (The)	5,720	217,417
Snap-On, Inc.	1,600	334,320
SPX Corp. *	5,735	306,536
SPX FLOW, Inc.	4,360	318,716
Standex International Corp.	1,639	162,113
Tennant Co.	2,337	172,821
Terex Corp.	7,895	332,380
Timken Co. (The)	9,079	593,948
Titan International, Inc. *	7,879	56,414
Toro Co. (The)	7,421	722,880
Trinity Industries, Inc.	4,908	133,350
Wabash National Corp.	6,446	97,528
Watts Water Technologies, Inc., Class A	3,585	602,603
Welbilt, Inc. *	25,499	592,597
Woodward, Inc.	4,322	489,250

		19,959,353

Marine — 0.2%
Costamare, Inc.	5,728	88,727
Eagle Bulk Shipping, Inc. *@	436	21,983
Eneti, Inc.	420	7,014
Kirby Corp. *	4,368	209,489
Matson, Inc.	5,291	427,037

		754,250

Media — 1.4%
Altice USA, Inc., Class A *	8,066	167,128
AMC Networks, Inc., Class A *	3,389	157,894
Cable One, Inc.	397	719,813
Entravision Communications Corp., Class A	12,528	88,949
EW Scripps Co. (The), Class A	7,073	127,738
Gannett Co., Inc. *	1	7
Gray Television, Inc.	10,420	237,784
Hemisphere Media Group, Inc. *	2,950	35,931
Interpublic Group of Cos., Inc. (The)	16,227	595,044
John Wiley & Sons, Inc., Class A	1,866	97,424
Meredith Corp. *	6,621	368,790
New York Times Co. (The), Class A	20,972	1,033,290
News Corp., Class A	19,977	470,059
News Corp., Class B	3,804	88,367
Nexstar Media Group, Inc. Class A	4,189	636,560
Saga Communications, Inc., Class A	664	15,106
Scholastic Corp.	3,519	125,452
TechTarget, Inc. *	4,017	331,081

		5,296,417

	SHARES	VALUE†
Metals & Mining — 1.8%
Alcoa Corp. *	15,179	$742,860
Allegheny Technologies, Inc. *	11,817	196,517
Ampco-Pittsburgh Corp. *	1,498	7,041
Carpenter Technology Corp.	4,542	148,705
Century Aluminum Co. *	10,675	143,579
Cleveland-Cliffs, Inc. *@	21,519	426,291
Coeur Mining, Inc. *	17,429	107,537
Commercial Metals Co.	15,478	471,460
Compass Minerals International, Inc.	3,215	207,046
Ferroglobe Representation & Warranty Insurance Trust §*	24,025	—
Fortitude Gold Corp.	4,671	31,576
Friedman Industries, Inc.	700	8,337
Haynes International, Inc.	1,229	45,780
Hecla Mining Co.	30,869	169,779
Kaiser Aluminum Corp.	3,912	426,252
Materion Corp.	2,319	159,176
Olympic Steel, Inc.	1,200	29,232
Reliance Steel & Aluminum Co.	7,110	1,012,606
Royal Gold, Inc.	4,388	419,010
Ryerson Holding Corp.	5,114	113,889
Schnitzer Steel Industries, Inc., Class A	3,280	143,697
Steel Dynamics, Inc.	14,567	851,878
SunCoke Energy, Inc.	8,204	51,521
TimkenSteel Corp. *	5,303	69,363
United States Steel Corp. @	12,381	272,011
Universal Stainless & Alloy Products, Inc. *	1,092	11,313
Worthington Industries, Inc.	5,308	279,732

		6,546,188

Multi-Utilities — 0.6%
Avista Corp.	7,962	311,473
Black Hills Corp.	7,085	444,655
Centerpoint Energy, Inc.	19,945	490,647
MDU Resources Group, Inc.	11,285	334,826
NiSource, Inc.	17,851	432,530
NorthWestern Corp.	4,148	237,680
Unitil Corp.	1,923	82,266

		2,334,077

Multiline Retail — 0.4%
Big Lots, Inc.	3,929	170,361
Dillard’s, Inc., Class A @	1,103	190,290
Kohl’s Corp.	11,023	519,073
Macy’s, Inc.	19,449	439,547
Nordstrom, Inc. *	346	9,152
Ollie’s Bargain Outlet Holdings, Inc. *@	3,753	226,231

		1,554,654

Oil, Gas & Consumable Fuels — 2.2%
Adams Resources & Energy, Inc.	536	16,278
Antero Midstream Corp.	1,022	10,649
APA Corp.	12,500	267,875
Arch Resources, Inc. *	1,314	121,873
Ardmore Shipping Corp. *	1,612	6,690
Bonanza Creek Energy, Inc. @	1,752	83,921
Cabot Oil & Gas Corp.	20,782	452,216
Chesapeake Energy Corp.	198	12,195
Cimarex Energy Co.	6,255	545,436
Clean Energy Fuels Corp. *	20,279	165,274
CNX Resources Corp. *	16,780	211,764
CONSOL Energy, Inc. *	2,376	61,824
Continental Resources, Inc.	4,981	229,873

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
CVR Energy, Inc.	3,184	$53,045
Delek US Holdings, Inc.	7,082	127,264
Devon Energy Corp.	15,670	556,442
DHT Holdings, Inc.	16,250	106,112
Diamondback Energy, Inc.	641	60,683
Dorian LPG Ltd.	3,332	41,350
Earthstone Energy, Inc., Class A *	3,602	33,138
EnLink Midstream LLC *	22,969	156,649
EQT Corp. *	16,054	328,465
Equitrans Midstream Corp.	4,100	41,574
Evolution Petroleum Corp.	5,356	30,422
Goodrich Petroleum Corp. *	401	9,488
Green Plains, Inc. *	5,096	166,384
HollyFrontier Corp.	9,611	318,412
International Seaways, Inc.	4,383	79,858
Magnolia Oil & Gas Corp., Class A	1,028	18,288
Marathon Oil Corp.	31,488	430,441
Matador Resources Co.	12,875	489,765
Murphy Oil Corp.	16,921	422,517
NACCO Industries, Inc., Class A	1,000	29,840
Overseas Shipholding Group, Inc., Class A *	11,837	24,621
Par Pacific Holdings, Inc. *	4,135	65,002
PBF Energy, Inc., Class A *	9,903	128,442
PDC Energy, Inc.	8,838	418,833
Range Resources Corp. *	8,409	190,296
Renewable Energy Group, Inc. *	4,892	245,578
Rex American Resources Corp. *	788	62,938
Scorpio Tankers, Inc.	4,277	79,296
SFL Corp. Ltd.	10,975	91,971
SilverBow Resources, Inc. *	1,024	25,088
Southwestern Energy Co. *	61,346	339,857
Talos Energy, Inc. *	4,465	61,483
Targa Resources Corp.	10,817	532,305
W&T Offshore, Inc. *	8,474	31,523
World Fuel Services Corp.	4,796	161,242

		8,144,480

Paper & Forest Products — 0.5%
Clearwater Paper Corp. *	1,838	70,450
Domtar Corp. *	6,303	343,766
Glatfelter Corp.	6,141	86,588
Louisiana-Pacific Corp.	13,348	819,167
Mercer International, Inc.	7,857	91,063
Neenah, Inc.	1,974	92,008
Resolute Forest Products, Inc.	7,629	90,785
Schweitzer-Mauduit International, Inc.	3,456	119,785
Verso Corp. Class A	5,404	112,133

		1,825,745

Personal Products — 0.6%
Coty, Inc., Class A *	43,703	343,506
Edgewell Personal Care Co.	4,450	161,535
Herbalife Nutriation Ltd. *	9,462	400,999
Inter Parfums, Inc.	3,888	290,706
Medifast, Inc.	1,590	306,298
Natural Alternatives International, Inc. *	1,000	13,480
Natural Health Trends Corp.	1,100	7,887
Nature’s Sunshine Products, Inc.	1,700	24,905
Nu Skin Enterprises, Inc., Class A	5,519	223,354

	SHARES	VALUE†
United-Guardian, Inc.	600	$8,508
USANA Health Sciences, Inc. *	2,862	263,876

		2,045,054

Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc. *	7,273	38,838
Amphastar Pharmaceuticals, Inc. *	6,170	117,292
ANI Pharmaceuticals, Inc. *	1,305	42,830
Antares Pharma, Inc. *	9,163	33,353
Arvinas, Inc. *	1,978	162,552
BioDelivery Sciences International, Inc. *	5,900	21,299
Cara Therapeutics, Inc. *	2,304	35,597
Collegium Pharmaceutical, Inc. *	1,588	31,347
Corcept Therapeutics, Inc. *	7,097	139,669
Cumberland Pharmaceuticals, Inc. *	5,912	15,962
Endo International PLC *	15,983	51,785
Innoviva, Inc. *	5,963	99,642
Intra-Cellular Therapies, Inc. *	4,163	155,197
Jazz Pharmaceuticals PLC *	4,717	614,200
Lannett Co., Inc. *@	4,608	13,824
Marinus Pharmaceuticals, Inc. *@	1,733	19,721
Nektar Therapeutics *	7,979	143,303
NGM Biopharmaceuticals, Inc. *	3,008	63,228
Organon & Co.	2,040	66,892
Otonomy, Inc. *	6,289	12,075
Pacira BioSciences, Inc. *	2,517	140,952
Perrigo Co. PLC	12,427	588,170
Phathom Pharmaceuticals, Inc. *@	1,013	32,517
Phibro Animal Health Corp., Class A	1,835	39,526
Prestige Consumer Healthcare, Inc. *	6,078	341,037
Relmada Therapeutics, Inc. *	400	10,484
Revance Therapeutics, Inc. *	375	10,447
SIGA Technologies, Inc. *	1,900	14,041
Supernus Pharmaceuticals, Inc. *	6,608	176,235
Taro Pharmaceutical Industries Ltd. *	782	49,759
Zogenix, Inc. *	3,347	50,841
Zynerba Pharmaceuticals, Inc. *@	1,626	6,894

		3,339,509

Professional Services — 2.3%
Acacia Research Corp. *	7,978	54,171
ASGN, Inc. *	5,882	665,489
Barrett Business Services, Inc.	935	71,303
Booz Allen Hamilton Holding Corp.	1,166	92,522
CACI International, Inc., Class A *	2,530	663,113
CBIZ, Inc. *	6,173	199,635
CRA International, Inc.	1,016	100,929
Exponent, Inc.	5,886	666,001
Forrester Research, Inc. *	2,360	116,254
Franklin Covey Co. *	2,254	91,941
FTI Consulting, Inc. *	3,897	524,926
GP Strategies Corp. *	3,068	63,508
Heidrick & Struggles International, Inc.	2,394	106,844
Huron Consulting Group, Inc. *	2,643	137,436
ICF International, Inc.	2,232	199,295
Insperity, Inc.	4,545	503,313
KBR, Inc.	14,771	581,977
Kelly Services, Inc., Class A	4,683	88,415
Kforce, Inc.	3,597	214,525
Korn Ferry	6,561	474,754
Manpowergroup, Inc.	3,514	380,496
ManTech International Corp., Class A	3,236	245,677

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Mastech Digital, Inc. *	2,122	$36,095
Mistras Group, Inc. *	3,084	31,333
Nielsen Holdings PLC	23,063	442,579
RCM Technologies, Inc. *	2,995	18,210
Resources Connection, Inc.	3,396	53,589
Robert Half International, Inc.	7,950	797,624
Science Applications International Corp.	2,559	218,948
TriNet Group, Inc. *	7,418	701,594
TrueBlue, Inc. *	4,197	113,655

		8,656,151

Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc. §*	6,699	452
CTO Realty Growth, Inc.	294	15,805
Indus Realty Trust, Inc.	427	29,933

		46,190

Real Estate Management & Development — 0.7%
Forestar Group, Inc. *	1,150	21,425
Howard Hughes Corp. (The) *	3,042	267,118
Jones Lang LaSalle, Inc. *	3,879	962,341
Kennedy-Wilson Holdings, Inc.	13,722	287,064
Marcus & Millichap, Inc. *	3,813	154,884
Maui Land & Pineapple Co., Inc. *	2,324	24,077
Newmark Group, Inc., Class A	24,049	344,141
Rafael Holdings, Inc., Class B *@	3,010	92,497
RE/MAX Holdings, Inc., Class A	1,837	57,241
Realogy Holdings Corp. *	5,347	93,786
RMR Group, Inc. (The) Class A	1,159	38,769
St. Joe Co. (The)	2,868	120,743
Stratus Properties, Inc. *	313	10,091
Tejon Ranch Co. *	2,949	52,374

		2,526,551

Road & Rail — 1.4%
AMERCO	900	581,427
ArcBest Corp.	3,093	252,915
Avis Budget Group, Inc. *	12,196	1,420,956
Covenant Logistics Group, Inc. *	1,911	52,839
Heartland Express, Inc.	9,300	148,986
Knight-Swift Transportation Holdings, Inc.	10,458	534,927
Landstar System, Inc.	2,867	452,470
Marten Transport Ltd.	11,163	175,148
P.A.M. Transportation Services, Inc. *	3,046	137,009
Saia, Inc. *	3,808	906,418
Schneider National, Inc., Class B	1,500	34,110
Universal Logistics Holdings, Inc.	2,551	51,224
USA Truck, Inc. *	2,154	32,913
Werner Enterprises, Inc.	7,749	343,048
Yellow Corp. *	2,108	11,910

		5,136,300

Semiconductors & Semiconductor Equipment — 3.6%
ACM Research, Inc.,Class A *	239	26,290
Alpha & Omega Semiconductor Ltd. *	2,886	90,534
Ambarella, Inc. *	1,615	251,520
Amkor Technology, Inc.	33,211	828,614
Amtech Systems, Inc. *	2,822	32,255
Axcelis Technologies, Inc. *	3,944	185,486
AXT, Inc. *	5,653	47,090
Brooks Automation, Inc.	7,168	733,645
Ceva, Inc. *	3,095	132,064
Cirrus Logic, Inc. *	6,269	516,252
CMC Materials, Inc.	3,366	414,792
Cohu, Inc. *	5,714	182,505

	SHARES	VALUE†
Cyberoptics Corp. *	1,123	$39,956
Diodes, Inc. *	5,169	468,260
DSP Group, Inc. *	2,555	55,980
First Solar, Inc. *	8,994	858,567
FormFactor, Inc. *	9,854	367,850
GSI Technology, Inc. *	4,641	24,504
Kulicke & Soffa Industries, Inc.	5,414	315,528
Lattice Semiconductor Corp. *	15,739	1,017,526
MACOM Technology Solutions Holdings, Inc. *	447	28,997
Magnachip Semiconductor Corp. *	4,588	81,483
MaxLinear, Inc. *	7,715	379,964
MKS Instruments, Inc.	5,561	839,211
NeoPhotonics Corp. *	5,402	47,051
NVE Corp.	502	32,113
Onto Innovation, Inc. *	4,376	316,166
PDF Solutions, Inc. *	4,938	113,772
Photronics, Inc. *	7,008	95,519
Pixelworks, Inc. *	6,964	33,288
Power Integrations, Inc.	7,955	787,465
Rambus, Inc. *	14,241	316,150
Semtech Corp. *	7,337	572,066
Silicon Laboratories, Inc. *	3,982	558,117
Synaptics, Inc. *	5,027	903,503
Ultra Clean Holdings, Inc. *	5,102	217,345
Universal Display Corp.	3,037	519,206
Veeco Instruments, Inc. *	4,666	103,632
Wolfspeed, Inc. *@	10,030	809,722

		13,343,988

Software — 3.4%
ACI Worldwide, Inc. *	13,538	416,023
Agilysys, Inc. *	2,848	149,121
Alarm.com Holdings, Inc. *	465	36,358
Altair Engineering, Inc., Class A *@	258	17,787
Alteryx, Inc., Class A *	2,077	151,829
American Software, Inc., Class A	4,461	105,949
Anaplan, Inc. *	6,144	374,108
Appfolio, Inc., Class A *@	2,105	253,442
Appian Corp. *@	279	25,810
Asana, Inc., Class A *	2,620	272,061
Aspen Technology, Inc. *	4,750	583,300
Asure Software, Inc. *	3,022	27,228
Avalara, Inc. *	288	50,334
Aware, Inc. *	4,900	20,041
Black Knight, Inc. *	200	14,400
Blackbaud, Inc. *	5,719	402,332
Blackline, Inc. *	700	82,642
Bottomline Technologies de, Inc. *	3,527	138,541
Bsquare Corp. *	2,300	5,543
CDK Global, Inc.	7,726	328,741
Cognyte Software Ltd. *	8,163	167,750
Commvault Systems, Inc. *	646	48,650
Dolby Laboratories, Inc., Class A	2,281	200,728
Dropbox, Inc., Class A *	9,814	286,765
Ebix, Inc.	2,155	58,034
eGain Corp. *	4,304	43,901
Elastic NV *	3,540	527,425
Envestnet, Inc. *	1,760	141,222
Five9, Inc. *	3,484	556,534
Guidewire Software, Inc. *	4,139	492,003
InterDigital, Inc.	3,367	228,350
j2 Global, Inc. *	2,996	409,313
Manhattan Associates, Inc. *	3,948	604,162
Model N, Inc. *@	401	13,433

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
NCR Corp. *	2,088	$80,931
Nuance Communications, Inc. *	4,707	259,073
Nutanix, Inc., Class A *	7,213	271,930
OneSpan, Inc. *	3,696	69,411
Paylocity Holding Corp. *	3,577	1,002,991
Pegasystems, Inc.	6,514	827,929
Progress Software Corp.	5,072	249,492
QAD, Inc., Class A	181	15,818
QAD, Inc., Class B	960	83,664
Qualys, Inc. *	4,157	462,633
Sailpoint Technologies Holdings, Inc. *	770	33,018
Smartsheet, Inc., Class A *	4,917	338,388
Teradata Corp. *	5,855	335,784
Varonis Systems, Inc. *	1,100	66,935
Verint Systems, Inc. *@	6,847	306,677
Vonage Holdings Corp. *	25,008	403,129
Workiva, Inc. *	959	135,181
Xperi Holding Corp.	19,304	363,687

		12,540,531

Specialty Retail — 3.9%
Aaron’s Co. Inc. (The)	4,459	122,801
Abercrombie & Fitch Co., Class A *	6,739	253,589
Advance Auto Parts, Inc.	3,935	821,982
America’s Car-Mart, Inc. *	822	95,993
American Eagle Outfitters, Inc. @	24,435	630,423
Asbury Automotive Group, Inc. *	2,545	500,703
AutoNation, Inc. *	2,381	289,911
Barnes & Noble Education, Inc. *	5,686	56,803
Bath & Body Works, Inc.	1,927	121,459
Bed Bath & Beyond, Inc. *	3,408	58,873
Boot Barn Holdings, Inc. *	4,628	411,290
Buckle, Inc. (The)	5,602	221,783
Build-A-Bear Workshop, Inc. *	5,546	93,949
Caleres, Inc.	5,778	128,387
Cato Corp. (The) Class A	3,965	65,581
Children’s Place, Inc. (The) *	2,091	157,369
Citi Trends, Inc. *	1,763	128,629
Conn’s, Inc. *	4,848	110,680
Designer Brands, Inc., Class A *	5,596	77,952
Dick’s Sporting Goods, Inc. @	8,312	995,528
Five Below, Inc. *	5,697	1,007,287
Floor & Decor Holdings, Inc., Class A *	4,489	542,226
Foot Locker, Inc.	5,397	246,427
Gap, Inc. (The)	22,289	505,960
Genesco, Inc. *	2,209	127,526
Group 1 Automotive, Inc.	2,105	395,488
Guess?, Inc.	6,235	130,997
Haverty Furniture Cos., Inc.	1,983	66,847
Hibbett, Inc.	2,842	201,043
Lithia Motors, Inc.	3,935	1,247,553
MarineMax, Inc. *	3,014	146,239
Monro, Inc.	4,081	234,698
Murphy USA, Inc.	3,357	561,492
ODP Corp. (The) *	4,006	160,881
Penske Automotive Group, Inc. @	1,742	175,245
Rent-A-Center, Inc.	7,163	402,632
RH*	540	360,131
Sally Beauty Holdings, Inc. *	4,925	82,986

	SHARES	VALUE†
Shoe Carnival, Inc.	3,600	$116,712
Signet Jewelers Ltd.	8,028	633,891
Sleep Number Corp. *	3,221	301,099
Sonic Automotive, Inc., Class A @	3,763	197,708
Sportsman’s Warehouse Holdings, Inc. *	7,232	127,283
Tilly’s, Inc., Class A	3,349	46,920
TravelCenters of America, Inc. *	1,344	66,918
Urban Outfitters, Inc. *	3,938	116,919
Victoria’s Secret & Co. *	642	35,477
Williams-Sonoma, Inc.	4,058	719,605
Winmark Corp.	651	139,985
Zumiez, Inc. *	3,142	124,926

		14,566,786

Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd. *	8,276	400,641
Carter’s, Inc.	1,367	132,927
Columbia Sportswear Co.	4,507	431,951
Crocs, Inc. *	10,840	1,555,323
Culp, Inc.	2,004	25,812
Deckers Outdoor Corp. *	3,768	1,357,234
Delta Apparel, Inc. *	1,153	31,488
Fossil Group, Inc. *	2,477	29,352
G-III Apparel Group Ltd. *	5,807	164,338
Hanesbrands, Inc.	22,273	382,205
Lakeland Industries, Inc. *	1,669	35,049
Movado Group, Inc.	2,220	69,908
Oxford Industries, Inc.	1,892	170,602
PVH Corp. *	4,448	457,210
Ralph Lauren Corp.	2,279	253,060
Rocky Brands, Inc.	1,000	47,610
Skechers U.S.A., Inc., Class A *	6,530	275,044
Steven Madden Ltd.	7,918	317,987
Superior Group of Cos., Inc.	2,200	51,238
Tapestry, Inc.	18,072	669,025
Under Armour, Inc., Class A *	11,563	233,341
Under Armour, Inc., Class C *	11,079	194,104
Unifi, Inc. *	2,394	52,500
Vera Bradley, Inc. *	5,091	47,906
Wolverine World Wide, Inc.	9,990	298,102

		7,683,957

Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc. *	7,155	368,769
Capitol Federal Financial, Inc.	15,790	181,427
ESSA Bancorp, Inc.	1,900	31,540
Essent Group Ltd.	4,642	204,294
Federal Agricultural Mortgage Corp., Class C	1,400	151,928
Flagstar Bancorp, Inc.	5,793	294,168
FS Bancorp, Inc.	962	33,295
Hingham Institution for Savings	236	79,461
Home Bancorp, Inc.	994	38,448
HomeStreet, Inc.	2,447	100,694
Kearny Financial Corp.	8,750	108,762
Meridian Bancorp, Inc.	6,359	132,013
Meta Financial Group, Inc.	3,897	204,515
MGIC Investment Corp.	11,104	166,116
Mr Cooper Group, Inc. *	4,998	205,768
New York Community Bancorp, Inc.	27,709	356,615
NMI Holdings, Inc., Class A *	7,878	178,122
Northfield Bancorp, Inc.	6,311	108,297

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Northwest Bancshares, Inc.	14,644	$194,472
Ocwen Financial Corp. *	984	27,680
Premier Financial Corp.	4,593	146,241
Provident Financial Holdings, Inc.	1,124	19,198
Provident Financial Services, Inc.	8,657	203,180
Radian Group, Inc.	7,144	162,312
Riverview Bancorp, Inc.	2,557	18,589
Southern Missouri Bancorp, Inc.	686	30,795
Territorial Bancorp, Inc.	1,557	39,517
Timberland Bancorp, Inc.	921	26,663
TrustCo Bank Corp.	2,134	68,224
Walker & Dunlop, Inc.	4,099	465,236
Washington Federal, Inc.	7,605	260,928
Waterstone Financial, Inc.	2,966	60,773
Western New England Bancorp, Inc.	3,161	26,963
WSFS Financial Corp.	5,656	290,209

		4,985,212

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	61,120
Universal Corp.	2,812	135,904
Vector Group Ltd.	12,276	156,519

		353,543

Trading Companies & Distributors — 1.6%
Air Lease Corp.	5,293	208,227
Applied Industrial Technologies, Inc.	4,375	394,319
Beacon Roofing Supply, Inc. *	8,318	397,268
Boise Cascade Co.	4,352	234,921
CAI International, Inc.	2,198	122,890
DXP Enterprises, Inc. *	2,323	68,691
GATX Corp.	4,127	369,614
Global Industrial Co.	4,722	178,917
GMS, Inc. *	2,900	127,020
H&E Equipment Services, Inc.	4,346	150,850
Herc Holdings, Inc. *	4,556	744,724
Huttig Building Products, Inc. *	1,858	9,884
Lawson Products, Inc. *	1,071	53,561
Mcgrath Rentcorp	2,949	212,180
MRC Global, Inc. *	7,395	54,279
MSC Industrial Direct Co., Inc., Class A	936	75,058
NOW, Inc. *	10,592	81,029
Rush Enterprises, Inc., Class A	6,225	281,121
SiteOne Landscape Supply, Inc. *	185	36,902
Textainer Group Holdings Ltd. *	6,109	213,265
Titan Machinery, Inc. *	3,176	82,290
Triton International Ltd.	7,787	405,235
Univar Solutions, Inc. *	1,143	27,226
Veritiv Corp. *	1,000	89,560
Watsco, Inc.	1,919	507,806
WESCO International, Inc. *	5,782	666,780
Willis Lease Finance Corp. *	900	33,471

		5,827,088

Water Utilities — 0.5%
American States Water Co.	4,082	349,093
Artesian Resources Corp., Class A	1,177	44,926
California Water Service Group	6,297	371,082
Consolidated Water Co. Ltd.	1,751	19,961
Essential Utilities, Inc.	10,983	506,097
Middlesex Water Co. @	2,133	219,230
Pure Cycle Corp. *	1,000	13,310
SJW Corp.	3,301	218,064
York Water Co. (The)	1,803	78,755

		1,820,518

	SHARES	VALUE†
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	6,413	$202,522
Spok Holdings, Inc.	2,839	29,015
Telephone & Data Systems, Inc.	10,010	195,195
United States Cellular Corp. *	2,957	94,299

		521,031

TOTAL COMMON STOCKS (Identified Cost $199,355,460)		368,128,785

PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	374	40,448

Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	34,117

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, (5-year CMT + 10.325%)	4,390	137,758

TOTAL PREFERRED STOCKS (Identified Cost $168,077)		212,323

RIGHTS & WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR §*¶	13,144	—

Media — 0.0%
Media General, Inc. CVR §*¶	3,965	168

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §*¶	16,344	—

Energy Equipment & Services — 0.0%
Nabors Industries Ltd. *@	341	1,991

TOTAL RIGHTS & WARRANTS (Identified Cost $412)		2,159

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.025%	267,372	267,372

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	2,327,905	2,327,905

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,595,277)		2,595,277

Total Investments — 100.6% (Identified Cost $202,119,226)
		370,938,544
Liabilities, Less Cash and Other Assets — (0.6%)		(2,201,180)

Net Assets — 100.0%		$368,737,364

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2021, the fair value of the securities on loan was $9,950,692.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	20.6%
Financials	19.4%
Consumer Discretionary	15.9%
Information Technology	13.1%
Health Care	12.4%
Materials	6.3%
Consumer Staples	4.0%
Utilities	3.4%
Energy	2.6%
Communication Services	2.3%

100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.4%
Australia — 6.1%
AMP Ltd. *	276,963	$198,228
Aurizon Holdings Ltd.	202,076	553,684
Australia & New Zealand Banking Group Ltd.	344,269	7,006,231
Bank of Queensland Ltd.	37,699	255,102
Bendigo & Adelaide Bank Ltd.	20,398	139,357
BlueScope Steel Ltd.	163,249	2,419,427
Challenger Ltd.	21,253	96,491
Cleanaway Waste Management Ltd.	152,601	304,491
Crown Resorts Ltd. *@	25,077	173,680
Downer EDI Ltd.	55,219	257,887
Harvey Norman Holdings Ltd.	136,089	494,879
IGO Ltd.	32,049	205,748
Incitec Pivot Ltd.	234,863	499,195
Lendlease Corp. Ltd.	43,821	343,732
National Australia Bank Ltd.	323,012	6,498,902
Newcrest Mining Ltd.	73,003	1,194,883
Oil Search Ltd.	204,804	649,996
Orica Ltd. @	15,385	153,380
Origin Energy Ltd.	168,307	575,535
OZ Minerals Ltd.	6,895	112,206
Qube Holdings Ltd.	59,914	142,939
Santos Ltd.	319,417	1,655,714
South32 Ltd.	674,463	1,721,238
Suncorp Group Ltd.	186,999	1,697,997
Tabcorp Holdings Ltd.	198,572	704,868
Treasury Wine Estates Ltd.	6,883	61,753
Westpac Banking Corp.	433,713	8,152,370
Woodside Petroleum Ltd.	105,609	1,823,238
Worley Ltd.	30,039	215,212

		38,308,363

Austria — 0.1%
Erste Group Bank AG	7,953	350,622

Belgium — 0.7%
Ageas SA/NV	21,755	1,079,060
KBC Group NV	25,395	2,295,648
Solvay SA	8,862	1,105,059

		4,479,767

Canada — 8.8%
AltaGas Ltd.	24,518	483,740
Bank of Montreal @	79,335	7,912,079
Bank of Montreal	4,532	452,449
Bank of Nova Scotia (The)	88,567	5,449,527
Bank of Nova Scotia (The)	28,504	1,754,438
Barrick Gold Corp. @	94,255	1,701,303
Barrick Gold Corp.	12,943	233,702
Canadian Imperial Bank of Commerce	15,004	1,669,945
Canadian Imperial Bank of Commerce @	48,274	5,373,941
Canadian Natural Resources Ltd.	218,632	7,988,813
Cenovus Energy, Inc. @	63,057	634,353
Fairfax Financial Holdings Ltd.	4,452	1,797,215
First Quantum Minerals Ltd.	70,853	1,311,782
Great-West Lifeco, Inc.	16,930	515,145
iA Financial Corp., Inc.	5,614	318,508
Imperial Oil Ltd. @	33,555	1,058,996
Kinross Gold Corp.	173,331	929,194
Lundin Mining Corp.	146,222	1,051,699
Magna International, Inc.	4,119	309,914
Manulife Financial Corp. @	155,621	2,994,148
Nutrien Ltd.	44,540	2,887,528
Pembina Pipeline Corp.	18,941	600,240
Suncor Energy, Inc. ¥	109,045	2,260,794

	SHARES	VALUE†
Suncor Energy, Inc.	38,945	$807,719
Teck Resources Ltd., Class B	64,723	1,612,250
Tilray, Inc., Class 2 *@	11,495	129,779
Toronto-Dominion Bank (The)	9,602	635,172
Toronto-Dominion Bank (The)	1,666	110,291
Tourmaline Oil Corp. @	33,562	1,172,524
West Fraser Timber Co. Ltd.	12,066	1,016,265

		55,173,453

Denmark — 2.2%
AP Moller—Maersk A/S, Class A	246	634,159
AP Moller—Maersk A/S, Class B	297	804,259
Carlsberg A/S, Class B	15,445	2,524,849
Danske Bank A/S	41,578	702,357
Demant A/S *	6,785	341,998
DSV A/S	16,130	3,870,446
H Lundbeck A/S	7,078	192,330
Pandora A/S	771	93,673
Rockwool International A/S, B Shares	1,147	492,031
Tryg A/S	15,313	348,001
Vestas Wind Systems A/S	90,218	3,618,557

		13,622,660

Finland — 1.2%
Fortum Oyj	43,616	1,328,239
Nokia Oyj, ADR *	291,727	1,589,912
Nordea Bank Abp	224,183	2,919,349
Stora Enso Oyj, R Shares	55,739	933,937
UPM-Kymmene Oyj	12,159	432,531

		7,203,968

France — 10.6%
Amundi SA ±	3,901	329,415
Arkema SA	15,142	2,008,300
AXA SA	104,397	2,912,557
BNP Paribas SA @	92,085	5,913,599
Bollore SA	138,791	804,647
Bouygues SA	55,128	2,292,485
Carrefour SA	128,110	2,306,819
Cie de Saint-Gobain	95,430	6,437,927
Cie Generale des Etablissements Michelin SCA	33,973	5,226,028
CNP Assurances	26,215	416,775
Credit Agricole SA	62,747	868,271
Danone SA	26,082	1,784,023
Eiffage SA	5,767	585,720
Electricite de France SA	87,244	1,100,533
Engie SA	153,978	2,022,964
EssilorLuxottica SA	5,060	970,037
Faurecia SE	3,439	163,127
Orange SA	322,578	3,494,452
Orpea SA	1,216	141,841
Publicis Groupe SA	29,669	2,002,226
Renault SA *	21,069	754,001
Sanofi	25,277	2,432,550
Societe Generale SA	88,773	2,796,467
TotalEnergies SE @	357,966	17,139,553
Valeo SA	9,323	261,883
Vinci SA	6,767	706,646
Vivendi SE @	18,206	229,975

		66,102,821

Germany — 6.7%
Allianz SE	30,142	6,802,835
BASF SE	3,982	303,736
Bayer AG	50,855	2,768,965
Bayerische Motoren Werke AG	53,296	5,109,223
Commerzbank AG *	53,244	354,941

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany (Continued)
Continental AG *	4,557	$500,358
Covestro AG ±	5,523	379,632
Daimler AG	135,985	12,084,797
Deutsche Bank AG *	46,122	589,710
Deutsche Bank AG *	137,598	1,747,495
Evonik Industries AG	10,688	337,615
Fresenius SE & Co. KGaA	42,320	2,036,102
HeidelbergCement AG	25,898	1,943,332
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,227	1,708,770
RWE AG	56,278	1,991,543
Talanx AG *	12,026	513,750
Telefonica Deutschland Holding AG	207,880	591,881
Uniper SE	2,277	95,084
Vitesco Technologies Group AG *	911	53,842
Volkswagen AG	6,122	1,900,500

		41,814,111

Hong Kong — 2.0%
BOC Aviation Ltd. ±	47,800	400,347
BOC Hong Kong Holdings Ltd.	285,000	860,347
Cathay Pacific Airways Ltd. *@	286,363	240,946
CK Asset Holdings Ltd.	200,569	1,161,987
CK Hutchison Holdings Ltd.	336,624	2,246,423
CK Infrastructure Holdings Ltd.	24,000	134,110
Hang Lung Properties Ltd.	239,000	545,258
Hang Seng Bank Ltd.	10,300	176,768
Henderson Land Development Co. Ltd.	133,684	512,607
HKT Trust & HKT Ltd.	371,000	508,033
MTR Corp. Ltd.	126,669	683,409
New World Development Co. Ltd.	231,859	948,624
Orient Overseas International Ltd.	12,000	208,410
Sino Land Co. Ltd.	417,674	562,289
SJM Holdings Ltd. *@	7,000	4,766
Sun Hung Kai Properties Ltd.	182,177	2,279,363
Swire Pacific Ltd., Class A	29,500	175,454
Swire Pacific Ltd., Class B	127,500	125,458
Tsim Sha Tsui Properties Ltd.	14,907	44,043
WH Group Ltd. ±	988,959	705,070

		12,523,712

Ireland — 0.5%
CRH PLC, ADR @	49,405	2,309,190
Flutter Entertainment PLC *	2,213	438,602
Flutter Entertainment PLC *	3,025	598,340

		3,346,132

Israel — 0.4%
Bank Hapoalim B.M.	68,327	604,017
Bank Leumi Le-Israel BM	81,999	699,190
Israel Discount Bank Ltd., Class A *	110,933	589,080
Phoenix Holdings Ltd. (The)	12,365	141,409
Teva Pharmaceutical Industries Ltd., ADR *	47,500	462,650

		2,496,346

Italy — 1.5%
Eni SpA	204,781	2,738,804
Intesa Sanpaolo SpA	1,086,051	3,086,569
Mediobanca Banca di Credito Finanziario SpA *	39,607	478,974
Telecom Italia SpA	2,860,918	1,124,753

	SHARES	VALUE†
UniCredit SpA	163,283	$2,175,097

		9,604,197

Japan — 22.0%
AGC, Inc.	48,500	2,518,801
Air Water, Inc.	4,900	78,941
Aisin Corp.	22,500	822,813
Alfresa Holdings Corp.	7,700	115,955
Alps Alpine Co. Ltd.	27,500	300,957
Amada Co. Ltd.	37,100	388,017
Aozora Bank Ltd. @	14,700	361,771
Asahi Kasei Corp.	53,400	574,088
Bank of Kyoto Ltd. (The) @	8,000	370,906
Bridgestone Corp.	31,600	1,506,533
Brother Industries Ltd.	23,000	509,825
Canon Marketing Japan, Inc.	12,000	280,767
Canon, Inc.	42,600	1,048,972
Chiba Bank Ltd. (The)	79,000	517,463
Coca-Cola Bottlers Japan Holdings, Inc.	13,975	203,293
Concordia Financial Group Ltd.	111,200	441,623
Dai Nippon Printing Co. Ltd.	30,000	730,221
Dai-ichi Life Holdings, Inc.	69,900	1,553,194
Daicel Corp.	52,000	407,889
Daio Paper Corp.	12,400	233,639
Daiwa House Industry Co. Ltd.	28,400	954,109
Daiwa Securities Group, Inc.	214,000	1,257,331
Denka Co. Ltd.	16,200	572,047
DIC Corp.	16,000	455,007
Dowa Holdings Co. Ltd.	9,600	381,257
Ebara Corp.	16,800	837,773
ENEOS Holdings, Inc.	240,100	983,527
Ezaki Glico Co. Ltd.	3,000	114,426
FUJIFILM Holdings Corp.	6,200	536,968
Fukuoka Financial Group, Inc. @	18,000	325,244
Fukuyama Transporting Co. Ltd.	4,300	188,544
Hankyu Hanshin Holdings, Inc.	31,900	1,011,788
Haseko Corp.	22,300	300,753
Hino Motors Ltd.	25,900	244,583
Hitachi Ltd.	26,800	1,598,922
Honda Motor Co. Ltd.	185,900	5,771,009
Idemitsu Kosan Co. Ltd.	27,500	727,930
IHI Corp.	7,700	198,632
Iida Group Holdings Co. Ltd.	36,900	955,199
Inpex Corp.	144,500	1,137,356
Isuzu Motors Ltd.	67,000	886,751
ITOCHU Corp. @	21,900	644,830
J. Front Retailing Co. Ltd.	35,100	342,501
Japan Post Holdings Co. Ltd.	71,600	607,695
JFE Holdings, Inc.	34,100	519,949
JGC Holdings Corp.	16,300	153,634
JTEKT Corp.	43,200	379,618
K’s Holdings Corp.	32,000	333,240
Kajima Corp.	54,000	699,654
Kamigumi Co. Ltd.	15,700	332,212
Kaneka Corp.	16,000	674,963
Kawasaki Heavy Industries Ltd. @	32,800	768,315
Komatsu Ltd.	13,200	319,637
Kuraray Co. Ltd.	76,400	740,008
LIXIL Corp.	38,200	1,117,220
Mabuchi Motor Co. Ltd.	5,100	177,798
Marubeni Corp.	203,100	1,702,978

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Mazda Motor Corp. *	34,000	$298,163
Mebuki Financial Group, Inc.	83,070	183,613
Medipal Holdings Corp.	25,300	479,426
Mitsubishi Chemical Holdings Corp.	185,800	1,708,669
Mitsubishi Corp.	105,400	3,348,708
Mitsubishi Electric Corp.	82,600	1,155,561
Mitsubishi Gas Chemical Co., Inc. @	36,300	722,445
Mitsubishi Heavy Industries Ltd.	42,400	1,152,052
Mitsubishi Logistics Corp.	2,500	74,577
Mitsubishi Materials Corp.	21,600	425,421
Mitsubishi Motors Corp. *	81,500	224,812
Mitsubishi UFJ Financial Group, Inc.	206,400	1,220,096
Mitsubishi UFJ Financial Group, Inc., ADR @	464,844	2,756,525
Mitsui Chemicals, Inc.	47,200	1,596,729
Mitsui Fudosan Co. Ltd.	54,100	1,296,660
Mitsui OSK Lines Ltd. @	10,100	686,069
Mizuho Financial Group, Inc.	116,640	1,660,596
MS&AD Insurance Group Holdings, Inc.	24,728	834,524
NEC Corp.	21,800	1,188,966
NGK Insulators Ltd.	22,300	381,301
NGK Spark Plug Co. Ltd.	10,600	166,865
NH Foods Ltd.	15,533	590,364
Nikon Corp.	26,900	302,125
Nippo Corp.	11,000	396,828
Nippon Electric Glass Co. Ltd.	11,500	274,338
Nippon Express Co. Ltd.	15,900	1,102,907
Nippon Shokubai Co. Ltd.	4,600	238,897
Nippon Steel Corp.	60,327	1,102,521
Nissan Motor Co. Ltd. *	261,500	1,320,717
Nitto Denko Corp.	1,300	93,212
NOK Corp.	14,900	176,318
Nomura Holdings, Inc.	175,700	873,961
Nomura Real Estate Holdings, Inc.	23,700	621,381
NSK Ltd. @	59,600	407,526
Obayashi Corp.	113,200	944,901
Oji Holdings Corp.	226,000	1,147,311
Otsuka Holdings Co. Ltd.	13,300	572,057
Panasonic Corp.	136,600	1,706,043
Rengo Co. Ltd.	35,400	278,951
Resona Holdings, Inc.	246,400	993,614
Rohm Co. Ltd.	4,700	449,328
Seiko Epson Corp.	8,700	176,587
Seino Holdings Co. Ltd.	20,400	249,100
Sekisui Chemical Co. Ltd.	16,000	277,030
Sekisui House Ltd.	81,800	1,728,314
Seven & i Holdings Co. Ltd.	58,200	2,659,122
Shimizu Corp. @	68,400	518,093
Shinsei Bank Ltd. @	18,500	311,505
Shizuoka Bank Ltd. (The) @	58,000	479,968
Showa Denko KK	14,000	344,041
SoftBank Group Corp.	61,300	3,569,109
Sojitz Corp.	35,820	592,199
Sompo Holdings, Inc.	37,143	1,628,959
Subaru Corp.	39,300	733,951
Sumitomo Chemical Co. Ltd.	471,000	2,475,718
Sumitomo Corp.	59,000	838,389
Sumitomo Electric Industries Ltd.	164,200	2,207,136
Sumitomo Forestry Co. Ltd.	33,800	651,127
Sumitomo Heavy Industries Ltd.	26,000	687,057
Sumitomo Metal Mining Co. Ltd.	18,900	690,314
Sumitomo Mitsui Financial Group, Inc.	71,100	2,519,596
Sumitomo Mitsui Trust Holdings, Inc.	24,900	862,926

	SHARES	VALUE†
Sumitomo Realty & Development Co. Ltd.	17,600	$646,311
Sumitomo Rubber Industries Ltd.	42,800	547,618
Suzuken Co. Ltd.	1,100	32,418
Suzuki Motor Corp.	18,100	812,341
T&D Holdings, Inc.	84,700	1,178,852
Taiheiyo Cement Corp.	25,000	522,485
Taisei Corp. @	7,200	232,895
Takeda Pharmaceutical Co. Ltd.	141,973	4,718,614
TDK Corp.	7,800	283,490
Teijin Ltd.	53,199	761,932
Toda Corp.	28,000	197,996
Tokai Carbon Co. Ltd.	21,300	275,783
Tokio Marine Holdings, Inc.	26,100	1,411,996
Tokyo Tatemono Co. Ltd.	37,600	599,330
Tokyu Fudosan Holdings Corp.	132,300	820,226
Toray Industries, Inc.	166,100	1,068,878
Tosoh Corp.	58,300	1,065,476
Toyo Seikan Group Holdings Ltd. @	30,500	361,467
Toyoda Gosei Co. Ltd.	15,300	308,901
Toyota Motor Corp.	689,950	12,398,580
Toyota Motor Corp., ADR @	22,019	3,913,877
Toyota Tsusho Corp.	32,500	1,388,539
Ube Industries Ltd.	24,700	487,808
Yamada Holdings Co. Ltd.	93,100	393,162
Yamaha Motor Co. Ltd.	37,200	1,042,850
Yamazaki Baking Co. Ltd.	3,400	59,449
Yokohama Rubber Co. Ltd. (The)	27,600	499,699
Zeon Corp.	28,500	404,600

		137,709,968

Netherlands — 5.3%
ABN AMRO Group NV, GDR *@±	42,957	619,702
Aegon NV @	119,175	616,653
Akzo Nobel NV	11,199	1,224,332
ArcelorMittal SA @	53,718	1,620,135
ArcelorMittal SA =	1,708	52,350
Coca-Cola Europacific Partners PLC	9,243	509,207
Heineken NV	11,880	1,241,260
ING Groep NV @	253,754	3,694,187
Koninklijke Ahold Delhaize NV	237,160	7,893,914
Koninklijke DSM NV	23,982	4,798,917
Koninklijke KPN NV	193,182	607,542
Koninklijke Philips NV ¢	33,065	1,468,454
Koninklijke Philips NV @	13,461	598,207
NN Group NV	33,136	1,737,602
Randstad NV @	16,773	1,128,825
Stellantis NV	260,776	4,990,798
Universal Music Group NV *@	18,206	487,470

		33,289,555

New Zealand — 0.3%
Auckland International Airport Ltd. *	143,857	776,617
EBOS Group Ltd. @	14,665	357,377
Fletcher Building Ltd.	49,614	245,922
Ryman Healthcare Ltd. @	16,629	173,345
Summerset Group Holdings Ltd.	10,453	109,615

		1,662,876

Norway — 1.1%
Austevoll Seafood ASA	4,118	48,850
DNB Bank ASA	96,212	2,200,656
Equinor ASA	52,956	1,348,775
Norsk Hydro ASA	156,773	1,175,024
Schibsted ASA, Class A	1,169	55,657
SpareBank 1 SR-Bank ASA	25,719	357,464
Storebrand ASA	56,200	537,972
Subsea 7 SA	28,831	250,918

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Yara International ASA	14,514	$721,072

		6,696,388

Portugal — 0.1%
Banco Espirito Santo SA *§	414,564	—
EDP Renovaveis SA	27,349	678,579
Galp Energia SGPS SA	8,250	93,653

		772,232

Singapore — 0.9%
Capitaland Investment Ltd. *	184,100	460,996
City Developments Ltd.	103,600	527,232
Frasers Property Ltd.	23,300	19,391
Hongkong Land Holdings Ltd.	101,200	485,760
Jardine Cycle & Carriage Ltd.	12,500	178,413
Keppel Corp. Ltd.	367,700	1,413,606
Olam International Ltd.	94,300	122,233
Oversea-Chinese Banking Corp. Ltd.	60,649	513,672
Singapore Airlines Ltd. *	301,449	1,116,724
United Overseas Bank Ltd.	27,200	517,838
UOL Group Ltd.	47,218	238,559

		5,594,424

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	415,290	2,750,169
Banco Bilbao Vizcaya Argentaria SA, ADR *@	134,068	883,508
Banco Santander SA	1,916,252	6,962,059
Banco Santander SA, ADR *@	210,864	763,328
CaixaBank SA	63,253	196,654
Iberdrola SA	73,162	735,945
Repsol SA	136,751	1,789,665

		14,081,328

Sweden — 2.8%
BillerudKorsnas AB	26,684	510,246
Boliden AB *	68,429	2,206,605
Dometic Group AB ±	22,074	334,852
Getinge AB, B Shares	21,260	849,487
Holmen AB, B Shares	11,612	512,130
Husqvarna AB, Class B	21,106	253,265
ICA Gruppen AB @	15,599	716,481
Intrum AB	3,087	84,136
Millicom International Cellular SA, SDR *	8,745	317,758
Peab AB Class B	14,364	149,146
Skandinaviska Enskilda Banken AB, Class A	140,768	1,992,273
Skanska AB, B Shares	17,619	444,178
SKF AB, B Shares	64,782	1,536,227
SSAB AB, B Shares *	21,908	94,270
Svenska Cellulosa AB SCA, A Shares	244	3,802
Svenska Cellulosa AB SCA, B Shares	33,674	524,666
Svenska Handelsbanken AB, A Shares	66,999	752,461
Svenska Handelsbanken AB, B Shares	1,918	23,574
Swedbank AB, A Shares	38,879	787,404
Tele2 AB, B Shares @	24,727	366,764
Telia Co. AB	343,398	1,417,031
Trelleborg AB, B Shares	28,547	610,436
Volvo AB, A Shares	21,144	480,150

	SHARES	VALUE†
Volvo AB, B Shares	104,968	$2,362,811

		17,330,153

Switzerland — 8.1%
ABB Ltd.	79,542	2,679,139
Adecco Group AG	21,532	1,086,362
Alcon, Inc. µ	31,115	2,538,746
Alcon, Inc. @	3,914	314,960
Baloise Holding AG	6,063	925,763
Cie Financiere Richemont SA, Class A	36,877	3,854,882
Clariant AG *	5,547	104,905
Credit Suisse Group AG	129,912	1,295,565
Credit Suisse Group AG, ADR @*	6,288	62,000
Holcim Ltd. *	72,351	3,504,398
Julius Baer Group Ltd.	38,000	2,541,081
Novartis AG	122,351	10,086,622
Novartis AG, ADR	5,175	423,211
SIG Combibloc Group AG *	7,052	188,568
Swatch Group AG (The) µ	6,226	322,006
Swatch Group AG (The) µ	1,834	483,124
Swiss Life Holding AG	4,192	2,129,848
Swiss Prime Site AG	1,574	154,368
Swiss Re AG	27,273	2,345,253
Swisscom AG	4,128	2,380,371
UBS Group AG	364,408	5,865,250
Vifor Pharma AG	3,119	406,630
Zurich Insurance Group AG	17,812	7,331,598

		51,024,650

United Kingdom — 13.8%
Abrdn PLC	202,084	695,968
Anglo American PLC	83,810	2,961,474
Aviva PLC	745,467	3,976,587
Barclays PLC, ADR @	330,258	3,408,263
Barratt Developments PLC	10,701	95,220
BP PLC	350,960	1,609,223
BP PLC, ADR	347,274	9,490,998
British American Tobacco PLC	183,504	6,438,477
British American Tobacco PLC, ADR @	2,004	70,701
BT Group PLC *	1,280,249	2,756,562
Carnival PLC *	4,769	108,081
DS Smith PLC	96,352	536,046
Endeavour Mining PLC	3,347	75,338
Glencore PLC *	1,287,762	6,105,058
HSBC Holdings PLC, ADR	199,089	5,206,177
J Sainsbury PLC	422,622	1,625,184
Kingfisher PLC	420,977	1,908,710
Lloyds Banking Group PLC	8,264,877	5,186,080
Lloyds Banking Group PLC, ADR	217,015	531,687
Melrose Industries PLC	316,251	741,656
Natwest Group PLC	105,541	319,821
Natwest Group PLC, ADR @	115,375	702,634
Pearson PLC	17,918	171,848
Pearson PLC, ADR	5,700	55,119
Phoenix Group Holdings PLC	42,251	367,534
Royal Dutch Shell PLC, ADR, Class B	460,830	20,400,944
Royal Mail PLC	55,942	317,485
Standard Chartered PLC	186,070	1,093,099
Tesco PLC	225,464	769,501
Vodafone Group PLC	3,881,420	5,925,393
WM Morrison Supermarkets PLC	445,248	1,766,786
WPP PLC	70,033	944,097

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
WPP PLC, ADR @	5,859	$392,787

		86,754,538

TOTAL COMMON STOCKS (Identified Cost $511,077,266)		609,942,264

PREFERRED STOCKS — 1.6%
Germany — 1.5%
Bayerische Motoren Werke AG, 2.940%	9,731	743,945
Porsche Automobil Holding SE, 2.610%	17,284	1,720,598
Volkswagen AG, 2.540%	31,732	7,117,579

		9,582,122

Italy — 0.1%
Telecom Italia SpA, 6.890%	711,381	288,328

TOTAL PREFERRED STOCKS (Identified Cost $9,502,759)		9,870,450

SHORT-TERM INVESTMENTS — 4.5%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.025%	464,078	464,078

Collateral For Securities On Loan — 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	27,777,682	27,777,682

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $28,241,760)		28,241,760

Total Investments — 103.5% (Identified Cost $548,821,785)		648,054,474
Liabilities, Less Cash and Other Assets — (3.5%)		(21,633,070)

Net Assets — 100.0%		$626,421,404

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2021, the fair value of the securities on loan was $55,335,069.
¥	Traded on the Canada, Toronto Stock Exchange.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2021 amounted to $2,769,017 or 0.44% of the net assets of the Fund.

=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2021

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.6%
Oil, Gas & Consumable Fuels	12.2%
Automobiles	9.9%
Insurance	7.7%
Metals & Mining	4.8%
Chemicals	4.7%
Pharmaceuticals	3.5%
Food & Staples Retailing	2.9%
Capital Markets	2.4%
Real Estate Management & Development	2.2%

Country weightings as of September 30, 2021

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	22.2%
United Kingdom	14.0%
France	10.7%
Canada	8.9%
Germany	8.3%
Switzerland	8.2%
Australia	6.2%
Netherlands	5.4%
Sweden	2.8%
Others	13.3%

100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio £	13,835,149	$313,781,171

TOTAL MUTUAL FUNDS (Identified Cost $146,858,919)		313,781,171

Total Investments — 100.1% (Identified Cost $146,858,919)		313,781,171
Liabilities, Less Cash and Other Assets — (0.1%)		(170,842)

Net Assets — 100.0%		$313,610,329

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Belgium — 0.0%
Titan Cement International SA *	2,164	$36,096

Brazil — 3.1%
Atacadao SA	18,062	58,905
Banco Bradesco SA	39,471	129,450
Banco Bradesco SA, ADR	123,982	474,851
Banco do Brasil SA	46,117	244,738
Banco Santander Brasil SA	15,497	100,653
BrasilAgro—Co. Brasileira de Propriedades Agricolas	4,100	22,925
BRF SA *	12,667	63,012
Camil Alimentos SA	8,900	16,131
Cia Brasileira de Distribuicao	6,625	31,314
Cia Siderurgica Nacional SA, ADR	17,252	90,745
Cielo SA	28,350	11,921
Construtora Tenda SA	4,433	14,335
Cyrela Brazil Realty SA Empreendimentos e Participacoes	12,146	40,147
Direcional Engenharia SA	8,900	18,664
Enauta Participacoes SA	13,118	33,242
Gerdau SA, ADR	73,328	360,774
Hypera SA	10,404	61,403
Iguatemi Empresa de Shopping Centers SA	4,300	24,904
International Meal Co. Alimentacao SA *	16,347	9,606
Iochpe Maxion SA *	12,197	39,509
JBS SA	64,351	438,046
JHSF Participacoes SA	20,831	22,645
M Dias Branco SA	4,368	26,501
MRV Engenharia e Participacoes SA	16,100	36,335
Petrobras Distribuidora SA	11,000	47,448
Petroleo Brasileiro SA	294,300	1,521,286
Positivo Tecnologia SA	9,100	17,128
TIM SA	42,697	92,125
Tupy SA	4,847	17,952
Ultrapar Participacoes SA	26,011	70,404
Usinas Siderurgicas de Minas Gerais SA	9,100	26,269
Vale SA	184,739	2,586,329

		6,749,697

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	21,200	35,076
C&D Property Management Group Co. Ltd. *	18,000	9,850

		44,926

Cayman Islands — 0.1%
Bizlink Holding, Inc.	2,000	16,044
DouYu International Holdings Ltd.,ADR *	2,931	9,643
Fulgent Sun International Holding Co. Ltd.	4,000	14,243
Gourmet Master Co. Ltd.	5,000	26,202
Hello Group, Inc., ADR	12,916	136,651

		202,783

Chile — 0.4%
CAP SA	4,662	49,564
Cencosud SA	120,649	233,322
Empresa Nacional de Telecomunicaciones SA	13,467	56,041
Empresas CMPC SA	54,329	102,386
Empresas COPEC SA	19,032	157,974
Enel Americas SA, ADR	15,425	90,236
Enel Chile SA, ADR	4,332	10,440
Grupo Security SA	123,808	19,836
Hortifrut SA	6,080	6,553
Inversiones Aguas Metropolitanas SA	40,036	20,739
PAZ Corp. SA	9,073	3,357

	SHARES	VALUE†
Ripley Corp. SA *	71,991	$13,233
Salfacorp SA	43,600	16,777
Sigdo Koppers SA	27,803	26,932
SMU SA	147,411	15,054
Sociedad Matriz SAAM SA	550,961	38,387
Socovesa SA	38,881	5,474
SONDA SA	26,216	11,317

		877,622

China — 32.9%
360 Security Technology, Inc., Class A *	20,500	37,687
361 Degrees International Ltd. *	71,000	34,293
3SBio, Inc. *±@	106,000	104,167
AAC Technologies Holdings, Inc.	60,500	288,719
Accelink Technologies Co. Ltd. Class A	9,200	31,890
Agile Group Holdings Ltd.	131,091	122,593
Agricultural Bank of China Ltd., H Shares	1,613,000	555,303
Air China Ltd., Class H *	154,000	101,880
Alibaba Group Holding Ltd. *	80,400	1,468,644
Aluminum Corp. of China Ltd., H Shares *	290,000	219,419
Angang Steel Co. Ltd., H Shares @	142,999	88,173
Anhui Conch Cement Co. Ltd., H Shares	117,500	633,940
Anhui Guangxin Agrochemical Co. Ltd., Class A	2,200	11,105
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	21,590
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	30,131
Anton Oilfield Services Group *	226,000	14,516
Asia Cement China Holdings Corp.	40,000	31,703
Atlas Corp. @	4,549	69,099
Ausnutria Dairy Corp. Ltd. @*	41,000	42,345
Avary Holding Shenzhen Co. Ltd., Class A	1,600	8,252
AviChina Industry & Technology Co. Ltd., H Shares	254,000	160,531
BAIC Motor Corp. Ltd., H Shares ±@	145,000	50,291
Baidu, Inc., ADR *	12,143	1,866,986
BAIOO Family Interactive Ltd. ±	48,000	4,563
Bank of Beijing Co. Ltd., Class A	98,400	66,390
Bank of Changsha Co. Ltd., Class A	25,500	32,673
Bank of Chengdu Co. Ltd., Class A	26,000	47,718
Bank of China Ltd., H Shares	4,829,902	1,712,412
Bank of Chongqing Co. Ltd., H Shares	46,500	25,864
Bank of Communications Co. Ltd., H Shares	565,400	335,551
Bank of Hangzhou Co. Ltd., Class A	21,100	48,749
Bank of Nanjing Co. Ltd., Class A	61,300	85,848
Bank of Ningbo Co. Ltd., Class A	16,800	91,381
Bank of Shanghai Co. Ltd., Class A	68,500	77,487
Bank of Suzhou Co. Ltd., Class A	20,200	21,287
Baoshan Iron & Steel Co. Ltd., Class A	124,500	167,614
BBMG Corp., H Shares	184,000	31,436
Beijing Capital Co. Ltd., Class A	48,000	27,557
Beijing Capital Development Co. Ltd., Class A	12,200	9,855
Beijing Capital International Airport Co. Ltd., H Shares *	190,000	112,028
Beijing Capital Land Ltd., H Shares *<>	150,000	53,567
Beijing Dabeinong Technology Group Co. Ltd., Class A	32,000	37,436
Beijing Energy International Holding Co. Ltd. *	310,000	12,146
Beijing Enlight Media Co. Ltd., Class A	11,300	17,347
Beijing Enterprises Holdings Ltd.	46,000	184,067
Beijing Enterprises Water Group Ltd.	448,000	176,100
Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,360	24,377

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing North Star Co. Ltd., Class H	100,000	$16,956
Beijing Orient Landscape & Environment Co. Ltd., Class A *	20,000	9,471
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	11,573
Beijing Originwater Technology Co. Ltd., Class A	18,000	21,643
Beijing Shiji Information Technology Co. Ltd., Class A	3,220	12,696
Beijing Sinnet Technology Co. Ltd., Class A	12,200	24,297
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	13,731
Beijing Thunisoft Corp. Ltd., Class A	4,400	7,558
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	15,000	19,693
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	9,731
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	14,600	23,632
Blue Sail Medical Co. Ltd., Class A	12,900	35,892
Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,100	20,090
BOE Technology Group Co. Ltd., Class A	220,300	172,159
Bohai Leasing Co. Ltd., Class A *	64,900	26,916
Bosideng International Holdings Ltd. @	178,000	126,675
Bright Dairy & Food Co. Ltd., Class A	7,700	16,563
Brilliance China Automotive Holdings Ltd. *§	178,000	125,189
BTG Hotels Group Co. Ltd., Class A *	5,700	19,229
BYD Electronic International Co. Ltd. @	64,000	225,675
C C Land Holdings Ltd.	106,500	23,941
C&D International Investment Group Ltd.	18,000	34,452
CA Cultural Technology Group Ltd. *	28,000	9,783
Caitong Securities Co. Ltd., Class A	11,900	19,907
CECEP Solar Energy Co. Ltd., Class A	30,100	58,550
CECEP Wind-Power Corp., Class A	37,700	46,030
Central China Management Co. Ltd.	81,000	14,151
Central China Real Estate Ltd.	81,000	15,608
CGN New Energy Holdings Co. Ltd. @	152,000	161,281
Changjiang Securities Co. Ltd., Class A	39,900	47,234
Chaowei Power Holdings Ltd.	71,000	20,339
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	22,298
Chengtun Mining Group Co. Ltd., Class A	19,700	36,216
China Aircraft Leasing Group Holdings Ltd.	16,000	10,482
China Aoyuan Group Ltd.	103,000	54,380
China Baoan Group Co. Ltd., Class A	15,500	46,005
China BlueChemical Ltd., H Shares	192,000	70,539
China Cinda Asset Management Co. Ltd., Class H	561,000	95,126
China Citic Bank Corp. Ltd., H Shares	613,000	277,181
China Coal Energy Co. Ltd., H Shares	158,000	120,763
China Communication Services Corp. Ltd., H Shares	231,600	128,524
China Conch Venture Holdings Ltd.	80,500	372,788
China Construction Bank Corp., H Shares	6,499,810	4,659,033
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	18,251
China Dongxiang Group Co. Ltd.	389,000	42,475
China Eastern Airlines Corp. Ltd., ADR *	403	7,697
China Eastern Airlines Corp. Ltd., H Shares *	142,000	54,541

	SHARES	VALUE†
China Education Group Holdings Ltd. @	30,000	$51,717
China Energy Engineering Corp. <>	88,674	41,441
China Energy Engineering Corp. Ltd., H Shares	152,000	24,602
China Everbright Bank Co. Ltd., H Shares	241,000	85,135
China Everbright Greentech Ltd. ±@	65,000	25,467
China Everbright Ltd.	88,000	104,000
China Film Co. Ltd., Class A *	10,100	21,084
China Foods Ltd.	86,000	31,043
China Fortune Land Development Co. Ltd., Class A *<>	19,211	11,921
China Galaxy Securities Co. Ltd., H Shares	194,500	113,182
China Gas Holdings Ltd.	211,800	625,770
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	68,000	54,245
China Great Wall Securities Co. Ltd., Class A	8,500	15,574
China Harmony Auto Holding Ltd.	62,000	32,734
China High Speed Transmission Equipment Group Co. Ltd. *@	44,000	36,965
China Hongqiao Group Ltd.	162,500	209,162
China Huarong Asset Management Co. Ltd., Class H *±§	801,000	78,715
China International Capital Corp. Ltd., H Shares ±	21,600	56,742
China International Marine Containers Group Co. Ltd., Class H	49,640	104,832
China Jinmao Holdings Group Ltd.	440,000	158,260
China Jushi Co. Ltd., Class A	22,631	61,567
China Kepei Education Group Ltd. @	36,000	19,099
China Lesso Group Holdings Ltd.	100,000	160,315
China Life Insurance Co. Ltd., Class H	238,000	390,723
China Lilang Ltd.	31,000	18,039
China Literature Ltd. *±@	16,600	126,665
China Lumena New Materials Corp. *§	5,599	—
China Maple Leaf Educational Systems Ltd. *@	160,000	28,569
China Medical System Holdings Ltd.	97,000	176,938
China Meheco Co. Ltd., Class A	9,900	17,296
China Mengniu Dairy Co. Ltd. *	21,000	135,285
China Merchants Bank Co. Ltd., H Shares	247,500	1,972,777
China Merchants Energy Shipping Co. Ltd., Class A	56,880	48,587
China Merchants Land Ltd. *	118,000	13,491
China Merchants Port Holdings Co. Ltd.	114,891	197,176
China Merchants Securities Co. Ltd., H Shares ±	10,660	17,062
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	44,053
China Minsheng Banking Corp. Ltd., H Shares @	425,380	171,034
China Modern Dairy Holdings Ltd. @	290,000	55,134
China Molybdenum Co. Ltd., H Shares	135,000	84,108
China National Accord Medicines Corp. Ltd., Class A	5,200	28,003
China National Building Material Co. Ltd., H Shares	418,850	567,101
China National Medicines Corp. Ltd., Class A	2,900	13,158
China New Higher Education Group Ltd. ±@	74,000	34,411

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Oil & Gas Group Ltd. *	200,000	$14,387
China Oilfield Services Ltd., H Shares	180,000	171,800
China Oriental Group Co. Ltd.	122,000	37,769
China Overseas Grand Oceans Group Ltd.	131,500	80,576
China Overseas Land & Investment Ltd.	409,000	932,047
China Pacific Insurance Group Co. Ltd., H Shares	203,200	604,276
China Petroleum & Chemical Corp., H Shares	1,784,400	884,790
China Railway Group Ltd., H Shares	326,000	162,484
China Railway Signal & Communication Corp. Ltd. H Shares ±	77,000	27,893
China Reinsurance Group Corp., H Shares	323,000	36,513
China Resources Cement Holdings Ltd.	238,000	229,603
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	11,416
China Resources Gas Group Ltd.	70,000	367,775
China Resources Land Ltd.	366,000	1,544,462
China Resources Medical Holdings Co. Ltd.	71,500	58,048
China Resources Pharmaceutical Group Ltd. ±	134,500	66,173
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,900	34,572
China Risun Group Ltd.	16,000	10,153
China Sanjiang Fine Chemicals Co. Ltd.	44,000	15,430
China SCE Group Holdings Ltd.	170,000	59,617
China Shanshui Cement Group Ltd. *	53,000	13,753
China Shenhua Energy Co. Ltd., H Shares	358,000	837,900
China Shineway Pharmaceutical Group Ltd.	36,000	34,221
China South City Holdings Ltd.	508,000	43,069
China South Publishing & Media Group Co. Ltd., Class A	11,600	16,084
China Southern Airlines Co. Ltd., H Shares *@	170,000	96,087
China Taiping Insurance Holdings Co. Ltd.	137,800	209,586
China Tianrui Group Cement Co. Ltd. *	11,000	8,365
China Tower Corp. Ltd., Class H ±	3,174,000	415,880
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	131,926
China TransInfo Technology Co. Ltd., Class A	6,900	15,781
China Travel International Investment Hong Kong Ltd. *	180,000	26,591
China Vanke Co. Ltd., Class H	158,172	432,783
China Yongda Automobiles Services Holdings Ltd.	84,000	121,285
China Zhongwang Holdings Ltd. *@<>	154,000	33,235
Chinasoft International Ltd. *	108,000	190,899
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	14,764
Chongqing Changan Automobile Co. Ltd., Class A	17,500	45,225
Chongqing Department Store Co. Ltd., Class A	2,400	8,947
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	82,449
CIFI Holdings Group Co. Ltd.	285,364	194,284
CIMC Enric Holdings Ltd.	74,000	88,690
CITIC Ltd.	417,000	444,606
CITIC Securities Co. Ltd., Class H	64,000	163,111
Citychamp Watch & Jewellery Group Ltd. *	62,000	10,991
CNHTC Jinan Truck Co. Ltd., Class A	2,800	6,421

	SHARES	VALUE†
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	14,800	$33,003
COFCO Biotechnology Co. Ltd., Class A	15,100	23,624
Cogobuy Group *±	40,000	12,949
Concord New Energy Group Ltd.	420,000	52,873
Consun Pharmaceutical Group Ltd.	23,000	10,459
COSCO SHIPPING Development Co. Ltd., H Shares	324,200	64,551
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares @	136,000	66,736
COSCO Shipping Holdings Co. Ltd., H Shares *@	89,699	137,579
COSCO SHIPPING Ports Ltd.	152,431	131,976
Country Garden Holdings Co. Ltd. @	847,036	875,908
CP Pokphand Co. Ltd. <>	444,000	54,754
CPMC Holdings Ltd.	53,000	27,846
CSG Holding Co. Ltd., Class A	19,500	30,206
CSPC Pharmaceutical Group Ltd.	128,000	153,574
CTS International Logistics Corp. Ltd., Class A	11,000	21,652
DaFa Properties Group Ltd.	16,000	10,318
Dali Foods Group Co. Ltd. ±	116,500	70,337
Daqin Railway Co. Ltd., Class A	85,800	83,116
DBG Technology Co. Ltd.,Class A	7,000	14,201
Dexin China Holdings Co. Ltd. *	76,000	27,238
DHC Software Co. Ltd., Class A	28,100	33,091
Digital China Holdings Ltd.	62,000	34,088
Digital China Information Service Co. Ltd., Class A	10,000	19,421
Dong-E-E-Jiao Co. Ltd., Class A	3,300	17,884
Dongfang Electric Corp. Ltd. H Shares @	29,800	49,305
Dongfeng Motor Group Co. Ltd., H Shares	150,000	133,917
Dongxing Securities Co. Ltd., Class A	12,000	21,039
Dongyue Group Ltd.	82,000	204,772
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	30,994
E-House China Enterprise Holdings Ltd.	24,600	3,729
Essex Bio-technology Ltd.	37,000	27,377
Everbright Securities Co. Ltd., Class H ±@	16,000	12,394
Fangda Carbon New Material Co. Ltd., Class A	15,700	24,660
Fangda Special Steel Technology Co. Ltd., Class A	19,000	23,198
Fantasia Holdings Group Co. Ltd. *<>	142,500	10,251
Far East Horizon Ltd.	200,000	202,964
FAW Jiefang Group Co. Ltd., Class A	24,100	40,091
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	15,833
FIH Mobile Ltd. *@	203,000	30,510
Financial Street Holdings Co. Ltd., Class A	23,300	21,634
FinVolution Group, ADR @	11,439	64,516
Fosun International Ltd.	200,500	243,908
Founder Securities Co. Ltd., Class A	23,800	30,127
Fu Shou Yuan International Group Ltd.	65,000	54,190
Fufeng Group Ltd. *	153,000	54,245
Fujian Funeng Co. Ltd., Class A	14,100	39,799
Fujian Star-net Communication Co. Ltd., Class A	6,100	23,354
Fujian Sunner Development Co. Ltd., Class A	9,000	30,083
Fuyao Glass Industry Group Co. Ltd., Class H ±	13,200	70,624
Gansu Shangfeng Cement Co. Ltd., Class A	5,200	15,233
GCL-Poly Energy Holdings Ltd. *§	1,351,000	257,717
GDS Holdings Ltd., Class A *	7,100	50,619

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Geely Automobile Holdings Ltd.	493,000	$1,415,420
GEM Co. Ltd., Class A	33,500	57,957
Gemdale Corp., Class A	30,000	51,995
Gemdale Properties & Investment Corp. Ltd.	442,000	47,694
Genertec Universal Medical Group Co. Ltd. ±	75,500	59,161
GF Securities Co. Ltd., Class H	75,800	132,230
Giant Network Group Co. Ltd., Class A	9,400	15,128
Ginko International Co. Ltd.	5,000	33,201
Glory Sun Financial Group Ltd. *	356,000	11,387
Golden Eagle Retail Group Ltd.	15,000	13,103
GOME Retail Holdings Ltd. *@	438,000	41,073
Gotion High-tech Co. Ltd., Class A *	3,500	25,721
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	16,852
Great Wall Motor Co. Ltd., H Shares	39,000	143,783
Greattown Holdings Ltd., Class A	34,100	18,838
Greatview Aseptic Packaging Co. Ltd.	88,000	32,782
Gree Electric Appliances, Inc., Class A	6,600	39,577
Greenland Hong Kong Holdings Ltd.	112,000	28,055
Greentown China Holdings Ltd. @	78,500	118,789
GRG Banking Equipment Co. Ltd., Class A	23,600	35,826
Guangdong HEC Technology Holding Co. Ltd., Class A *	28,100	37,005
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,300	17,944
Guangdong Tapai Group Co. Ltd., Class A	9,300	16,047
Guanghui Energy Co. Ltd., Class A *	26,800	35,998
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	18,146
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	24,500	12,246
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	166,153
Guangzhou Baiyun International Airport Co. Ltd., Class A	11,000	18,282
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	40,572
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	35,337
Guangzhou R&F Properties Co. Ltd., H Shares @	202,800	155,787
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	13,365	17,476
Guizhou Panjiang Refined Coal Co. Ltd.,Class A	9,269	13,540
Guosen Securities Co. Ltd., Class A	22,400	40,972
Guosheng Financial Holding, Inc., Class A *	14,131	20,009
Guotai Junan Securities Co. Ltd., H Shares *±	29,000	41,798
Haier Smart Home Co. Ltd., Class A	20,500	82,956
Haier Smart Home Co. Ltd., H Shares	81,400	287,030
Hainan Meilan International Airport Co. Ltd., H Shares *	4,000	16,751
Haitian International Holdings Ltd.	44,000	135,934
Haitong Securities Co. Ltd., Class H	169,600	155,337
Hang Zhou Great Star Industrial Co. Ltd., Class A *	4,400	18,711

	SHARES	VALUE†
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	45,200	$30,776
Harbin Electric Co. Ltd., H Shares	54,000	25,666
Health & Happiness H&H International Holdings Ltd.	18,500	44,107
Hebei Construction Group Corp. Ltd., Class H	41,000	10,692
Heilongjiang Agriculture Co. Ltd., Class A	8,000	18,755
Hengan International Group Co. Ltd.	55,500	297,297
Hengdeli Holdings Ltd. *	184,000	7,091
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	9,300	18,910
Hengli Petrochemical Co. Ltd., Class A	19,900	80,189
Hengtong Optic-electric Co. Ltd., Class A	9,680	20,672
Hengyi Petrochemical Co. Ltd., Class A	25,000	44,490
Hesteel Co. Ltd., Class A	65,500	28,178
Hi Sun Technology China Ltd. *	138,000	22,691
Hisense Home Appliances Group Co. Ltd., Class H	34,000	36,862
Holitech Technology Co. Ltd., Class A *	35,900	18,888
Hongda Xingye Co. Ltd., Class A	21,200	18,306
Hope Education Group Co. Ltd. ±	120,000	17,881
Hopson Development Holdings Ltd.	58,000	206,381
Hua Hong Semiconductor Ltd. *±@	32,000	166,070
Huaan Securities Co. Ltd., Class A	23,372	19,386
Huadong Medicine Co. Ltd., Class A	8,421	38,677
Huafa Industrial Co. Ltd. Zhuhai, Class A	11,600	10,304
Huafon Microfibre Shanghai Technology Co. Ltd., Class T *	25,700	19,686
Huagong Tech Co. Ltd., Class A	6,200	28,025
Huapont Life Sciences Co. Ltd., Class A	27,600	29,641
Huatai Securities Co. Ltd., Class H ±	58,600	90,482
Huaxi Securities Co. Ltd., Class A	12,600	18,757
Huaxia Bank Co. Ltd., Class A	43,300	37,322
Huaxin Cement Co. Ltd., Class A	7,000	22,152
Huayu Automotive Systems Co. Ltd., Class A	17,500	61,798
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	9,124
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	11,378
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	65,240
Hunan Gold Corp. Ltd., Class A *	15,800	28,509
Hunan Valin Steel Co. Ltd., Class A	47,300	48,529
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	12,000	28,207
Hytera Communications Corp. Ltd., Class A	23,400	20,242
IMAX China Holding, Inc. ±@	6,300	9,242
Industrial & Commercial Bank of China Ltd., H Shares	4,684,000	2,605,348
Industrial Bank Co. Ltd. Class A	122,900	348,037
Industrial Securities Co. Ltd., Class A	40,700	61,974
Infore Environment Technology Group Co. Ltd., Class A	12,400	13,336
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	83,374
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	48,949
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A *	49,400	72,699

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
JD.com, Inc., Class A *	17,850	$649,370
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	20,037
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,100	22,193
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	20,552
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	20,566
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	6,700	14,495
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	17,661
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	28,086
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	23,200	20,392
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	13,900	9,572
Jiangsu Zhongtian Technology Co. Ltd., Class A	18,600	26,193
Jiangxi Copper Co. Ltd., H Shares	82,000	148,102
Jiangxi Zhengbang Technology Co. Ltd., Class A	25,000	36,482
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	17,100	21,778
Jiayuan International Group Ltd. @	135,695	52,991
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	19,023
Jingrui Holdings Ltd. *	43,000	12,870
JinkoSolar Holding Co. Ltd., ADR *@	4,223	193,456
Jinneng Science&Technology Co. Ltd., Class A	10,600	27,787
JNBY Design Ltd.	16,500	28,699
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	32,931
Jointown Pharmaceutical Group Co. Ltd., Class A	10,700	25,632
Joy City Property Ltd.	226,000	12,193
JOYY, Inc., ADR @	4,334	237,633
Ju Teng International Holdings Ltd.	56,000	10,431
Juneyao Airlines Co. Ltd., Class A	9,700	22,606
Kaisa Group Holdings Ltd. *	308,570	84,033
Kaisa Prosperity Holdings Ltd. *	3,750	10,429
Kehua Data Co. Ltd., Class A	3,500	18,101
Kingboard Holdings Ltd.	71,500	323,762
Kingboard Laminates Holdings Ltd.	103,000	170,417
Kingsoft Corp. Ltd.	53,600	213,790
Kunlun Energy Co. Ltd.	378,000	394,284
Kunlun Tech Co. Ltd., Class A	5,800	15,213
KWG Group Holdings Ltd.	130,000	127,083
KWG Living Group Holdings Ltd.	65,000	48,095
Lao Feng Xiang Co. Ltd., Class A	2,700	19,403
Lee & Man Paper Manufacturing Ltd.	122,000	89,800
Lee’s Pharmaceutical Holdings Ltd. @	34,500	17,240
Legend Holdings Corp., H Shares ±	38,400	74,485
Lenovo Group Ltd.	632,000	679,522
Lens Technology Co. Ltd., Class A	13,140	42,538
Leo Group Co. Ltd., Class A	48,000	18,644
LexinFintech Holdings Ltd., ADR *	6,213	36,595
Leyard Optoelectronic Co. Ltd., Class A	20,300	32,545
LianChuang Electronic Technology Co. Ltd., Class A	10,200	26,076

	SHARES	VALUE†
Liaoning Cheng Da Co. Ltd., Class A	5,800	$22,169
Livzon Pharmaceutical Group, Inc., H Shares	14,100	51,802
Logan Group Co. Ltd.	96,000	100,382
Longfor Group Holdings Ltd. ±	139,000	641,018
Longshine Technology Group Co. Ltd., Class A	4,500	17,980
Lonking Holdings Ltd.	158,000	47,696
Luenmei Quantum Co. Ltd., Class A	13,300	19,244
Luolai Lifestyle Technology Co. Ltd., Class A	5,300	9,415
Luoniushan Co. Ltd., Class A *	16,000	17,158
Luxi Chemical Group Co. Ltd., Class A	8,600	25,020
Luye Pharma Group Ltd. *±@	161,500	84,436
LVGEM China Real Estate Investment Co. Ltd. *	72,000	16,926
Maanshan Iron & Steel Co. Ltd., H Shares	38,000	17,329
Maoyan Entertainment *±@	6,200	7,534
Metallurgical Corp. of China Ltd., H Shares	225,000	69,367
Mingfa Group International Co. Ltd. *	91,000	5,143
Minth Group Ltd.	60,000	205,019
MLS Co. Ltd., Class A	20,000	47,848
MMG Ltd. *	192,000	81,144
Mobvista, Inc. *±	10,000	9,210
Nanjing Iron & Steel Co. Ltd., Class A	36,600	22,542
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	10,592
NARI Technology Co. Ltd., Class A	29,206	162,297
NavInfo Co. Ltd., Class A *	10,200	17,394
NetDragon Websoft Holdings Ltd.	25,500	57,652
New China Life Insurance Co. Ltd., H Shares	57,900	171,067
New Hope Liuhe Co. Ltd., Class A *	35,615	81,347
Newland Digital Technology Co. Ltd., Class A	10,000	23,785
Nexteer Automotive Group Ltd.	69,000	71,263
Nine Dragons Paper Holdings Ltd.	173,000	213,121
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	30,096
Ningbo Joyson Electronic Corp., Class A	5,200	14,034
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	20,294
Northeast Securities Co. Ltd., Class A	8,500	11,351
OFILM Group Co. Ltd., Class A	20,800	27,037
ORG Technology Co. Ltd., Class A	26,800	26,459
Orient Securities Co. Ltd., Class H ±	52,400	51,157
Oriental Pearl Group Co. Ltd., Class A	10,700	12,998
Ourpalm Co. Ltd., Class A *	27,500	16,043
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	61,900	45,883
PAX Global Technology Ltd.	75,000	94,898
PCI Technology Group Co. Ltd., Class A	15,600	19,481
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	94,815
Perfect World Co. Ltd., Class A	6,700	15,635
PetroChina Co. Ltd., H Shares	2,160,000	1,023,861
PICC Property & Casualty Co. Ltd., H Shares	494,000	479,110
Ping An Bank Co. Ltd., Class A	108,500	301,046
Ping An Insurance Group Co. of China Ltd., Class H	272,500	1,864,005
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	31,396
Poly Property Group Co. Ltd.	186,000	48,981
Postal Savings Bank of China Co. Ltd., Class H ±	595,000	411,207

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Pou Sheng International Holdings Ltd. *	252,000	$42,730
Powerlong Real Estate Holdings Ltd.	143,000	107,461
Q Technology Group Co. Ltd. @	31,000	44,680
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	25,207
Qingling Motors Co. Ltd., Class H	84,000	17,588
Qudian, Inc.,ADR *	3,805	5,555
Red Star Macalline Group Corp. Ltd., H Shares *±	35,700	20,774
Redco Properties Group Ltd. ±@	80,000	29,802
Redsun Properties Group Ltd.	82,000	25,386
Renhe Pharmacy Co. Ltd., Class A	19,700	25,394
RiseSun Real Estate Development Co. Ltd., Class A	35,400	26,404
Ronshine China Holdings Ltd. *	43,500	21,737
SAIC Motor Corp. Ltd., Class A	29,700	87,692
Sailun Group Co. Ltd., Class A	13,900	24,650
Sanan Optoelectronics Co. Ltd., Class A	14,100	69,146
Sansteel Minguang Co. Ltd., Class A	13,700	18,508
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	98,304
Sealand Securities Co. Ltd., Class A	24,800	15,773
Seazen Group Ltd. *	180,000	144,053
Seazen Holdings Co. Ltd., Class A	13,800	79,612
Shaanxi Coal Industry Co. Ltd., Class A	50,037	114,598
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	20,800	39,494
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	26,253
Shandong Chenming Paper Holdings Ltd., H Shares @	35,250	20,241
Shandong Gold Mining Co. Ltd., H Shares ±@	34,750	61,513
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	10,633
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	57,634
Shandong Humon Smelting Co. Ltd., Class A	10,800	19,821
Shandong Linglong Tyre Co. Ltd., Class A	7,700	42,014
Shandong Longda Meat Foodstuff Co. Ltd., Class A	8,100	12,372
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	25,630
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	31,093
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	188,000	336,169
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	7,471	12,648
Shanghai AJ Group Co. Ltd., Class A	16,900	18,307
Shanghai Electric Group Co. Ltd., H Shares	166,000	52,031
Shanghai Environment Group Co. Ltd., Class A	11,600	23,605
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares @	26,000	133,763
Shanghai Fudan Microelectronics Group Co. Ltd., Class H *	16,000	40,901
Shanghai Industrial Holdings Ltd.	45,000	67,517

	SHARES	VALUE†
Shanghai Industrial Urban Development Group Ltd.	274,000	$23,934
Shanghai International Airport Co. Ltd., Class A *	2,300	15,749
Shanghai International Port Group Co. Ltd., Class A	48,600	45,801
Shanghai Jahwa United Co. Ltd., Class A	2,600	17,643
Shanghai Jin Jiang Capital Co. Ltd., Class H	148,000	29,658
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	9,143
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	20,402
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	23,795
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	16,349
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	123,529
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	165,595
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	39,260
Shanghai Shimao Co. Ltd., Class A	23,100	12,654
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,000	19,419
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	22,383
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	28,439
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	20,375
Shanxi Coking Coal Energy Group Co. Ltd., Class A	50,000	91,765
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	22,000	51,101
Shanxi Meijin Energy Co. Ltd., Class A *	41,400	68,998
Shanxi Securities Co. Ltd., Class A	24,700	25,074
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	51,539
Shanying International Holding Co. Ltd., Class A	37,500	19,846
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	11,432
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	14,146
Shenzhen Airport Co. Ltd., Class A *	16,200	18,576
Shenzhen Aisidi Co. Ltd., Class A	14,200	22,106
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	4,900	11,753
Shenzhen International Holdings Ltd.	107,733	138,668
Shenzhen Investment Ltd.	323,060	81,339
Shenzhen Jinjia Group Co. Ltd., Class A	15,600	25,541
Shenzhen Kinwong Electronic Co. Ltd., Class A	2,300	8,688
Shenzhen MTC Co. Ltd., Class A *	42,300	32,402
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	13,877
Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,400	71,166
Shenzhen Tagen Group Co. Ltd., Class A	25,000	21,510
Shenzhen World Union Group, Inc., Class A	33,300	19,839

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shenzhen Yinghe Technology Co. Ltd., Class A	7,000	$26,658
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	25,324
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,200	28,823
Shimao Group Holdings Ltd.	131,000	239,967
Shoucheng Holdings Ltd.	134,400	28,142
Shougang Fushan Resources Group Ltd.	219,790	66,914
Shui On Land Ltd.	280,000	42,083
Siasun Robot & Automation Co. Ltd., Class A *	12,500	19,788
Sichuan Hebang Biotechnology Co. Ltd., Class A *	84,300	51,268
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	34,760
Sichuan Languang Development Co. Ltd., Class A *	32,900	10,081
Sieyuan Electric Co. Ltd., Class A	4,300	26,324
Sihuan Pharmaceutical Holdings Group Ltd. @	328,000	69,943
Sino Biopharmaceutical Ltd.	183,000	151,860
Sino-Ocean Group Holding Ltd.	293,712	57,726
Sinofert Holdings Ltd. @*	244,000	42,001
Sinolink Securities Co. Ltd., Class A	11,700	20,676
Sinoma International Engineering Co., Class A	14,600	25,756
Sinoma Science & Technology Co. Ltd., Class A	11,000	60,259
Sinopec Engineering Group Co. Ltd., H Shares	111,000	56,465
Sinopec Kantons Holdings Ltd.	90,000	34,452
Sinopec Oilfield Service Corp., Class H *	256,000	26,966
Sinopec Shanghai Petrochemical Co. Ltd., Class H	248,000	60,529
Sinopharm Group Co. Ltd., H Shares	140,400	366,121
Sinotrans Ltd., H Shares	145,000	56,997
Sinotruk Hong Kong Ltd.	67,000	99,838
Skyfame Realty Holdings Ltd.	158,000	18,470
Skyworth Group Ltd. *	156,114	46,927
SOHO China Ltd. *	153,500	40,817
SooChow Securities Co. Ltd., Class A	15,600	24,068
Spring Airlines Co. Ltd., Class A *	2,300	19,426
SSY Group Ltd.	124,000	67,060
Sun King Technology Group Ltd. *	88,000	44,991
Sunac China Holdings Ltd.	234,000	498,982
Sunac Services Holdings Ltd. *±	7,528	15,569
Suning Universal Co. Ltd., Class A *	32,100	23,843
Suning.com Co. Ltd., Class A *	37,200	28,725
Sunward Intelligent Equipment Co. Ltd., Class A	10,800	15,509
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	34,896
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	15,000	14,647
Tangshan Jidong Cement Co. Ltd., Class A	10,000	19,916
TangShan Port Group Co. Ltd., Class A	55,900	24,048
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	19,997
TBEA Co. Ltd., Class A	13,000	48,784
TCL Electronics Holdings Ltd. *	54,667	27,247
TCL Technology Group Corp., Class A	28,300	27,415
Tech-Bank Food Co. Ltd., Class A	23,240	21,434

	SHARES	VALUE†
Tencent Music Entertainment Group, ADR *	29,336	$212,686
Tian Di Science & Technology Co. Ltd., Class A	40,500	32,903
Tiangong International Co. Ltd. @	76,000	45,397
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	20,381
Tianjin Port Development Holdings Ltd.	180,000	15,030
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	11,000	78,081
Tianneng Power International Ltd. @	74,000	82,891
Tianshui Huatian Technology Co. Ltd., Class A	10,300	19,270
Times China Holdings Ltd.	10,000	8,311
Tingyi Cayman Islands Holding Corp.	154,000	286,451
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	24,172
Tomson Group Ltd.	24,000	5,889
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	30,758
Tongcheng-Elong Holdings Ltd. *	49,200	118,945
Tongda Group Holdings Ltd. *@	510,000	16,051
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	11,000	17,907
Tongkun Group Co. Ltd., Class A	11,100	37,686
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	29,648
Tongyu Heavy Industry Co. Ltd., Class A	40,800	22,982
Topsec Technologies Group, Inc., Class A	7,000	17,332
Transfar Zhilian Co. Ltd., Class A	27,553	35,517
TravelSky Technology Ltd., H Shares	53,000	102,124
Trip.com Group Ltd., ADR *	28,782	885,046
Truly International Holdings Ltd.	120,000	34,684
Tsingtao Brewery Co. Ltd., Class H	12,000	94,031
Tus Environmental Science And Technology Development Co. Ltd., Class A *	23,000	18,579
Uni-President China Holdings Ltd.	92,000	87,572
Unisplendour Corp. Ltd., Class A	20,640	79,658
United Energy Group Ltd.	412,000	52,925
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	21,448
Untrade Hua Han Health §	504,000	—
Untrade Huiyuan Juice §	84,500	—
Vinda International Holdings Ltd. @	26,000	76,818
Viomi Technology Co. Ltd., ADR *@	2,471	11,268
Vipshop Holdings Ltd., ADR *	25,121	279,848
Virscend Education Co. Ltd. ±	29,000	1,844
Wangfujing Group Co. Ltd., Class A	4,200	19,303
Wangsu Science & Technology Co. Ltd., Class A	20,900	18,629
Want Want China Holdings Ltd.	349,000	264,059
Wanxiang Qianchao Co. Ltd., Class A	42,900	37,376
Wasion Holdings Ltd.	48,000	16,217
Weibo Corp., ADR *	1,188	56,418
Weichai Power Co. Ltd., H Shares	151,000	313,846
Weifu High-Technology Group Co. Ltd., Class A	5,600	17,921
Wellhope Foods Co. Ltd., Class A	7,700	11,832
Wens Foodstuffs Group Co. Ltd., Class A	47,100	105,466
West China Cement Ltd.	198,000	36,880
Wharf Holdings Ltd. (The)	70,000	232,445
Wingtech Technology Co. Ltd., Class A	5,300	76,816
Wisdom Education International Holdings Co. Ltd. @	40,000	7,605

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Wolong Electric Group Co. Ltd., Class A	11,600	$23,856
Wuchan Zhongda Group Co. Ltd., Class A	29,100	29,180
Wuhan Department Store Group Co. Ltd., Class A	12,600	20,785
Wuhu Token Science Co. Ltd., Class A	16,000	18,347
Wuxi Taiji Industry Co. Ltd., Class A	14,900	18,630
XCMG Construction Machinery Co. Ltd., Class A	47,400	51,272
Xiamen C & D, Inc., Class A	17,600	22,769
Xiamen Comfort Science & Technology Group Co. Ltd., Class A	8,700	18,162
Xiamen International Port Co. Ltd., Class H	94,000	10,385
Xiamen ITG Group Corp. Ltd., Class A	17,300	20,882
Xiamen Tungsten Co. Ltd., Class A	7,300	26,750
Xiamen Xiangyu Co. Ltd., Class A	22,200	26,384
Xilinmen Furniture Co. Ltd., Class A	5,200	19,514
Xinfengming Group Co. Ltd., Class A	4,000	10,312
Xingda International Holdings Ltd.	95,633	20,884
Xinhu Zhongbao Co. Ltd., Class A	44,900	21,122
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	27,192
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	47,800	100,701
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	9,798
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	30,067
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	12,184
Xinyangfeng Agricultural Technology Co. Ltd., Class A	6,900	18,899
Xinyi Solar Holdings Ltd.	266	545
Xinyu Iron & Steel Co. Ltd., Class A	27,300	30,121
Xinyuan Real Estate Co. Ltd., ADR	4,102	7,179
Xtep International Holdings Ltd. @	92,647	129,724
Xuji Electric Co. Ltd., Class A	9,300	30,870
YaGuang Technology Group Co. Ltd., Class A *	8,000	11,625
Yango Group Co. Ltd., Class A	22,400	14,455
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	18,597
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	54,698
Yanzhou Coal Mining Co. Ltd., H Shares	186,000	352,185
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *±@	25,600	15,127
Yifan Pharmaceutical Co. Ltd., Class A	7,200	17,481
Yintai Gold Co. Ltd., Class A	31,600	41,516
Yiren Digital Ltd., ADR *@	6,796	20,456
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	13,051
Yonghui Superstores Co. Ltd., Class A	58,500	35,487
Youngor Group Co. Ltd., Class A	11,500	11,407
Youzu Interactive Co. Ltd., Class A *	8,100	14,690
Yum China Holdings, Inc.	14,761	857,762
Yunda Holding Co. Ltd., Class A	23,700	70,600
Yunnan Aluminium Co. Ltd., Class A *	18,200	41,767
Yunnan Baiyao Group Co. Ltd., Class A	2,000	30,265
Yunnan Copper Co. Ltd., Class A	8,100	18,025
Yunnan Tin Co. Ltd., Class A *	14,600	42,498
Yutong Bus Co. Ltd., Class A	13,300	23,319

	SHARES	VALUE†
Yuzhou Group Holdings Co. Ltd.	199,550	$29,479
Zhaojin Mining Industry Co. Ltd., Class H @	120,000	84,474
Zhefu Holding Group Co. Ltd., Class A	16,400	19,186
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	44,981
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	114,739
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	27,939
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	72,311
Zhejiang Hailiang Co. Ltd., Class A	19,700	34,692
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	14,917
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	9,000	14,805
Zhejiang Juhua Co. Ltd., Class A	7,900	18,252
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	40,379
Zhejiang Medicine Co. Ltd., Class A	10,400	26,394
Zhejiang Narada Power Source Co. Ltd., Class A	9,800	18,047
Zhejiang NHU Co. Ltd., Class A	10,200	42,396
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	11,484
Zhejiang Satellite Petrochemical Co. Ltd., Class A	6,048	36,529
Zhejiang Semir Garment Co. Ltd., Class A	21,700	25,655
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	24,800	21,683
Zhejiang Wanliyang Co. Ltd., Class A	11,400	19,105
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	10,700	52,141
Zhejiang Yasha Decoration Co. Ltd., Class A	16,000	18,471
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares @	21,400	22,267
Zhenro Properties Group Ltd. @	93,000	50,773
Zhongji Innolight Co. Ltd., Class A	3,700	19,971
Zhongjin Gold Corp. Ltd., Class A	32,000	41,448
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	23,258
Zhongsheng Group Holdings Ltd.	14,000	112,760
Zhongtian Financial Group Co. Ltd., Class A *	38,300	16,121
Zhou Hei Ya International Holdings Co. Ltd. ±@*	57,000	57,845
Zhuzhou CRRC Times Electric Co. Ltd., Class H *	43,800	202,271
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	28,159
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	22,120	41,555
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	85,800	76,821
ZTE Corp., H Shares	55,800	183,500
ZTO Express Cayman, Inc.	1,700	52,848
ZTO Express Cayman, Inc., ADR	15,793	484,213

		70,810,435

Colombia — 0.1%
Bancolombia SA, ADR	755	26,138
Cementos Argos SA	31,937	49,443

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Colombia (Continued)
CEMEX Latam Holdings SA *	13,000	$11,949
Grupo Argos SA	29,921	87,693
Grupo de Inversiones Suramericana SA	22,033	123,827

		299,050

Czech Republic — 0.1%
CEZ, AS	6,411	208,802
Komercni banka as *	2,478	100,416

		309,218

Greece — 0.3%
Alpha Services & Holdings SA *	81,255	103,063
Autohellas Tourist and Trading SA	1,184	10,684
Bank of Greece	859	16,577
Ellaktor SA *	5,906	9,030
Eurobank Ergasias Services & Holdings SA *	150,057	140,793
Fourlis Holdings SA *	3,046	14,113
Hellenic Petroleum SA	3,804	24,808
JUMBO SA	762	12,454
Motor Oil Hellas Corinth Refineries SA *	2,176	33,272
Mytilineos SA	5,774	94,305
National Bank of Greece SA *	33,402	93,633
Piraeus Financial Holdings SA *	1,862	3,009

		555,741

Hong Kong — 0.1%
Untrade CTEG @§	98,000	—
Yuexiu Property Co. Ltd.	135,006	126,948

		126,948

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	51,666	430,288
OTP Bank Nyrt *	1,398	82,005

		512,293

India — 14.0%
ACC Ltd.	5,165	156,646
Adani Enterprises Ltd.	12,586	248,236
Adani Ports & Special Economic Zone Ltd.	15,271	151,707
Adani Transmission Ltd. *	664	13,889
Aditya Birla Capital Ltd. *	44,000	66,865
Allcargo Logistics Ltd.	2,958	10,700
Ambuja Cements Ltd.	41,841	225,756
Apollo Tyres Ltd.	31,532	95,963
Arvind Fashions Ltd. *	5,200	19,055
Arvind Ltd. *	13,452	17,126
Aster DM Healthcare Ltd. *±	5,299	14,842
Aurobindo Pharma Ltd.	25,561	249,489
Axis Bank Ltd. *	92,879	959,603
Axis Bank Ltd., GDR *	2,495	127,494
Bajaj Holdings & Investment Ltd.	3,496	227,015
Balrampur Chini Mills Ltd.	14,783	72,693
Bank of Baroda *	66,538	73,281
Bharat Electronics Ltd.	88,362	240,941
Bharat Heavy Electricals Ltd. *	96,730	84,054
Bharti Airtel Ltd.	28,408	263,499
Birla Corp. Ltd.	3,237	62,710
Birlasoft Ltd.	13,059	72,071
Brigade Enterprises Ltd.	1,061	5,860
Camlin Fine Sciences Ltd. *	4,352	10,788
Canara Bank *	25,002	58,170
Ceat Ltd.	3,536	63,215
Central Bank of India *	45,284	13,422
Century Textiles & Industries Ltd.	2,026	25,479
Chambal Fertilizers and Chemicals Ltd.	14,403	65,304

	SHARES	VALUE†
Cholamandalam Financial Holdings Ltd.	5,137	$47,742
Cipla Ltd.	32,099	424,441
City Union Bank Ltd.	9,864	20,963
Cochin Shipyard Ltd. ±	3,997	19,547
Container Corp. Of India Ltd.	7,508	71,269
Cyient Ltd.	7,451	107,006
Dalmia Bharat Ltd.	5,110	145,533
DCB Bank Ltd. *	19,962	24,459
DCM Shriram Ltd.	4,319	58,593
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,839	10,093
Dilip Buildcon Ltd. ±	2,860	21,885
Dishman Carbogen Amcis Ltd. *	5,292	14,255
DLF Ltd.	37,826	212,552
eClerx Services Ltd.	1,042	30,532
Edelweiss Financial Services Ltd.	37,825	40,384
EID Parry India Ltd. *	7,288	41,223
Escorts Ltd.	6,126	121,955
Exide Industries Ltd.	26,178	62,881
Federal Bank Ltd.	161,831	184,009
Finolex Cables Ltd.	3,726	24,727
Finolex Industries Ltd.	6,330	17,798
Firstsource Solutions Ltd.	20,730	54,654
Fortis Healthcare Ltd. *	28,405	100,739
GAIL India Ltd.	175,583	375,400
Gateway Distriparks Ltd.	6,284	19,895
General Insurance Corp. of India *±	7,543	14,725
GHCL Ltd.	4,240	25,379
Glenmark Pharmaceuticals Ltd.	12,966	89,060
Godfrey Phillips India Ltd.	794	12,719
Granules India Ltd.	17,305	74,661
Grasim Industries Ltd.	22,682	510,263
Great Eastern Shipping Co. Ltd. (The)	8,516	41,887
Gujarat Alkalies & Chemicals Ltd.	2,551	23,086
Gujarat Ambuja Exports Ltd.	4,383	10,239
Gujarat Fluorochemicals Ltd. *	4,451	114,832
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	26,903
Gujarat Pipavav Port Ltd.	19,498	29,118
Gujarat State Fertilizers & Chemicals Ltd.	4,938	8,635
Gujarat State Petronet Ltd.	17,561	74,689
HFCL Ltd.	69,784	67,596
Hindalco Industries Ltd.	170,691	1,122,188
Hinduja Global Solutions Ltd.	613	23,702
Hindustan Aeronautics Ltd.	2,011	36,703
ICICI Bank Ltd.	15,316	144,829
ICICI Bank Ltd., ADR @	93,780	1,769,629
IDFC First Bank Ltd. *	81,058	52,089
IDFC Ltd. *	48,080	35,593
IFCI Ltd. *	68,818	12,377
IIFL Finance Ltd.	11,597	44,652
IIFL Securities Ltd.	25,376	33,161
IIFL Wealth Management Ltd.	2,805	59,269
India Cements Ltd. (The)	18,543	50,287
Indiabulls Housing Finance Ltd.	31,451	98,301
Indian Bank	2,394	4,528
Indian Overseas Bank *	30,989	9,581
Indus Towers Ltd.	24,381	100,756
Jindal Saw Ltd.	14,261	21,864
Jindal Stainless Hisar Ltd. *	5,205	20,125
Jindal Stainless Ltd. *	8,731	19,073
Jindal Steel & Power Ltd. *	46,366	242,675
JK Cement Ltd.	419	17,555
JK Paper Ltd.	3,033	9,378
JK Tyre & Industries Ltd.	10,161	20,629

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
JM Financial Ltd.	26,872	$33,378
JSW Energy Ltd.	46,779	247,043
JSW Steel Ltd.	94,084	846,696
Jubilant Ingrevia Ltd.	9,690	98,431
Jubilant Pharmova Ltd.	9,690	81,375
Kalpataru Power Transmission Ltd.	5,415	29,472
Karnataka Bank Ltd. (The)	14,840	13,625
Kaveri Seed Co. Ltd.	2,043	15,922
KEC International Ltd.	2,756	16,467
KEI Industries Ltd.	1,528	19,029
KPR Mill Ltd.	6,160	35,403
KRBL Ltd.	2,340	10,025
L&T Finance Holdings Ltd. *	78,972	96,710
Larsen & Toubro Ltd.	9,327	214,115
Larsen & Toubro Ltd., GDR	28,978	672,290
Laurus Labs Ltd. ±	14,785	123,176
LIC Housing Finance Ltd.	20,180	116,074
Lupin Ltd.	22,898	292,227
Maharashtra Scooters Ltd.	198	12,484
Mahindra & Mahindra Financial Services Ltd.	63,808	158,945
Mahindra & Mahindra Ltd.	65,830	711,401
Mahindra CIE Automotive Ltd. *	6,907	21,821
Manappuram Finance Ltd.	34,315	78,313
Mphasis Ltd.	4,569	191,556
MRF Ltd.	148	158,513
Natco Pharma Ltd.	2,129	25,527
National Aluminium Co. Ltd.	68,435	86,065
NCC Ltd.	30,074	33,304
NMDC Ltd.	47,585	91,673
Oberoi Realty Ltd. *	7,850	102,054
Orient Cement Ltd.	6,133	13,133
Persistent Systems Ltd.	4,699	235,813
Petronet LNG Ltd.	41,964	135,004
Phillips Carbon Black Ltd.	5,693	20,861
Phoenix Mills Ltd. (The)	4,600	59,431
Piramal Enterprises Ltd.	6,545	229,034
PNB Housing Finance Ltd. *±	4,224	35,225
PNC Infratech Ltd.	4,201	22,293
Power Finance Corp. Ltd.	83,351	159,790
Prestige Estates Projects Ltd.	14,610	96,249
PTC India Ltd.	11,759	18,313
Punjab National Bank *	115,447	62,290
Quess Corp. Ltd. ±	2,433	29,992
Rain Industries Ltd.	17,328	56,494
Rajesh Exports Ltd.	7,411	58,757
Rashtriya Chemicals & Fertilizers Ltd.	7,262	8,086
Raymond Ltd. *	3,276	20,218
RBL Bank Ltd. *±	23,980	61,446
REC Ltd.	93,608	198,875
Redington India Ltd.	57,900	109,205
Reliance Industries Ltd.	212,262	7,180,491
Shilpa Medicare Ltd.	2,237	16,771
Shipping Corp. of India Ltd.	14,166	23,178
Shriram City Union Finance Ltd.	2,635	71,885
Shriram Transport Finance Co. Ltd.	15,545	272,104
Sobha Ltd.	6,105	64,654
State Bank of India	62,809	383,314
State Bank of India, GDR	5,260	323,490

	SHARES	VALUE†
Steel Authority of India Ltd.	89,762	$137,254
Strides Pharma Science Ltd.	5,470	43,361
Sun Pharmaceutical Industries Ltd.	38,050	419,215
Sun TV Network Ltd.	5,489	37,322
Sundaram-Clayton Ltd.	221	10,206
Sunteck Realty Ltd.	5,951	38,763
Tata Chemicals Ltd.	13,719	170,038
Tata Coffee Ltd.	1,997	5,483
Tata Consumer Products Ltd.	32,805	359,263
Tata Motors Ltd. *	178,887	804,211
Tata Motors Ltd., ADR *@	2,406	53,918
Tata Steel BSL Ltd. *	28,400	32,388
Tata Steel Ltd.	31,314	542,308
Tata Steel Ltd., GDR	4,314	75,064
Tube Investments of India Ltd.	2,032	38,052
TV18 Broadcast Ltd. *	55,772	28,439
Uflex Ltd.	3,166	23,035
Union Bank of India *	36,541	17,821
UPL Ltd.	26,872	256,384
VA Tech Wabag Ltd. *	2,558	11,507
Vardhman Textiles Ltd.	1,633	40,700
Vedanta Ltd.	4,356	16,928
Vedanta Ltd., ADR	11,177	170,785
Welspun Corp. Ltd.	11,246	22,014
Welspun India Ltd.	31,063	70,619
Wipro Ltd.	109,767	939,920
Wockhardt Ltd. *	4,111	25,183
Yes Bank Ltd. *	193,770	32,762
Zee Entertainment Enterprises Ltd.	43,000	176,136
Zensar Technologies Ltd.	5,610	35,953

		30,255,686

Indonesia — 1.6%
Adaro Energy Tbk PT	1,844,400	226,805
AKR Corporindo Tbk PT	184,700	56,265
Astra Agro Lestari Tbk PT	61,744	42,169
Astra International Tbk PT	1,370,000	526,463
Astra Otoparts Tbk PT	19,600	1,397
Bank Mandiri Persero Tbk PT	710,600	305,341
Bank Maybank Indonesia Tbk PT	568,800	13,274
Bank Negara Indonesia Persero Tbk PT	499,366	187,535
Bank Pan Indonesia Tbk PT *	626,700	32,621
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	16,467
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	20,273
Bank Tabungan Negara Persero Tbk PT *	405,590	40,240
BISI International Tbk PT	94,000	6,666
Buana Lintas Lautan Tbk PT *	1,041,300	19,789
Bukit Asam Tbk PT	339,600	65,488
Bumi Serpong Damai Tbk PT *	435,700	30,442
Ciputra Development Tbk PT	924,577	60,400
Delta Dunia Makmur Tbk PT *	589,400	13,590
Erajaya Swasembada Tbk PT	1,042,500	44,067
Gudang Garam Tbk PT	38,200	86,876
Hanson International Tbk PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk PT	294,700	176,563
Indo Tambangraya Megah Tbk PT	52,800	76,733
Indocement Tunggal Prakarsa Tbk PT	62,100	45,558
Indofood Sukses Makmur Tbk PT	407,500	180,795
Japfa Comfeed Indonesia Tbk PT	567,600	78,324

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Link Net Tbk PT	34,800	$9,799
Lippo Karawaci Tbk PT *	3,192,872	34,132
Medco Energi Internasional Tbk PT *	1,248,052	47,960
Media Nusantara Citra Tbk PT	629,000	36,696
Mitra Adiperkasa Tbk PT *	270,500	14,742
MNC Vision Networks Tbk PT *	1,301,600	21,644
Pabrik Kertas Tjiwi Kimia Tbk PT	104,600	58,101
Panin Financial Tbk PT *	1,598,900	20,108
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	25,274
PP Persero Tbk PT *	442,900	33,730
Ramayana Lestari Sentosa Tbk PT *	70,400	3,369
Sawit Sumbermas Sarana Tbk PT	240,200	15,356
Semen Indonesia Persero Tbk PT	203,700	116,705
Sri Rejeki Isman Tbk PT *<>	996,900	7,627
Surya Semesta Internusa Tbk PT *	393,100	13,678
Timah Tbk PT *	116,300	12,270
Tunas Baru Lampung Tbk PT	317,700	18,535
United Tractors Tbk PT	182,800	332,073
Vale Indonesia Tbk PT	184,400	59,137
Waskita Karya Persero Tbk PT *	606,100	35,360
Wijaya Karya Persero Tbk PT *	459,200	38,821
XL Axiata Tbk PT	426,800	90,653

		3,399,911

Korea — 14.4%
AK Holdings, Inc.	449	10,220
AMOREPACIFIC Group	612	25,354
Aprogen Medicines, Inc. *	11,871	19,000
Aprogen pharmaceuticals, Inc. *	18,660	16,627
Asia Paper Manufacturing Co. Ltd.	567	21,334
BGF Co. Ltd.	4,970	25,102
Binggrae Co. Ltd.	417	19,899
BNK Financial Group, Inc.	20,319	151,706
Capro Corp. *	3,814	16,332
Chongkundang Holdings Corp.	196	14,121
CJ CheilJedang Corp.	926	320,268
CJ Corp.	2,104	175,570
CJ ENM Co. Ltd.	149	19,053
CJ Logistics Corp. *	395	51,043
Dae Han Flour Mills Co. Ltd.	157	21,548
Daesang Corp.	2,426	49,790
Daewoo Engineering & Construction Co. Ltd. *	18,960	108,091
Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	5,100	115,870
Daihan Pharmaceutical Co. Ltd.	296	7,675
Daishin Securities Co. Ltd.	3,671	64,180
Daou Technology, Inc.	2,149	44,468
DB Insurance Co. Ltd.	5,483	294,526
DGB Financial Group, Inc.	20,001	167,745
DL E&C Co. Ltd. *	1,923	217,637
DL Holdings Co. Ltd.	1,534	98,337
Dong-A ST Co. Ltd.	233	14,799
Dongkuk Steel Mill Co. Ltd.	6,894	106,845
Dongkuk Structures & Construction Co. Ltd.	3,960	20,201
Dongwha Pharm Co. Ltd.	736	11,096
Dongwon Development Co. Ltd.	7,412	35,683
Dongwon F&B Co. Ltd.	128	22,216
Dongwon Industries Co. Ltd.	143	27,839
Doosan Bobcat, Inc. *	4,635	156,784
Doosan Co. Ltd.	633	53,249

	SHARES	VALUE†
Doosan Heavy Industries & Construction Co. Ltd. *	4,896	$84,977
Doosan Infracore Co. Ltd. *	4,946	39,936
DoubleUGames Co. Ltd.	222	11,813
DTR Automotive Corp.	17	672
E-MART, Inc.	1,350	187,563
Easy Holdings Co. Ltd.	5,023	21,254
Eugene Investment & Securities Co. Ltd.	8,694	28,160
GS Engineering & Construction Corp.	6,265	226,207
GS Holdings Corp.	5,177	195,668
GS Retail Co. Ltd.	2,919	80,494
Halla Holdings Corp.	1,090	51,094
Han Kuk Carbon Co. Ltd.	2,014	20,157
Hana Financial Group, Inc.	24,587	963,545
Handok, Inc.	492	10,305
Handsome Co. Ltd.	1,312	43,881
Hanil Holdings Co. Ltd.	955	11,373
Hanjin Transportation Co. Ltd.	1,142	35,880
Hankook Tire & Technology Co. Ltd.	8,138	297,271
Hansol Paper Co. Ltd.	2,232	30,633
Hansol Technics Co. Ltd. *	1,664	9,796
Hanwha Aerospace Co. Ltd.	3,511	148,862
Hanwha Corp.	3,953	114,350
Hanwha General Insurance Co. Ltd. *	8,055	30,648
Hanwha Investment & Securities Co. Ltd. *	13,449	49,468
Hanwha Life Insurance Co. Ltd.	20,246	61,730
Hanwha Solutions Corp. *	9,139	345,800
Harim Holdings Co. Ltd.	3,907	31,216
HDC Hyundai Development Co.-Engineering & Construction, Class E	2,554	59,320
HS Industries Co. Ltd.	3,615	20,853
Huchems Fine Chemical Corp.	548	13,422
Hy-Lok Corp.	918	14,111
Hyosung Corp.	902	88,753
Hyosung Heavy Industries Corp. *	306	19,952
Hyundai Construction Equipment Co. Ltd. *	1,558	53,951
Hyundai Department Store Co. Ltd.	1,286	86,783
Hyundai Electric & Energy System Co. Ltd. *	1,980	46,490
Hyundai Engineering & Construction Co. Ltd.	4,831	209,724
Hyundai Futurenet Co. Ltd.	3,997	15,698
Hyundai Glovis Co. Ltd.	307	43,172
Hyundai Greenfood Co. Ltd.	5,396	42,566
Hyundai Heavy Industries Holdings Co. Ltd.	3,175	173,499
Hyundai Home Shopping Network Corp.	716	42,936
Hyundai Livart Furniture Co. Ltd.	1,625	23,606
Hyundai Marine & Fire Insurance Co. Ltd.	6,794	146,037
Hyundai Mipo Dockyard Co. Ltd. *	1,444	85,250
Hyundai Mobis Co. Ltd.	3,743	799,813
Hyundai Motor Co.	7,688	1,298,649
Hyundai Motor Securities Co. Ltd.	1,658	17,714
Hyundai Steel Co.	5,647	225,832
Hyundai Wia Corp.	941	62,627
Industrial Bank of Korea	21,945	194,614
Innocean Worldwide, Inc.	407	20,763
Interpark Corp.	7,348	44,311
INTOPS Co. Ltd.	1,491	32,175
IS Dongseo Co. Ltd.	1,364	53,512
Jahwa Electronics Co. Ltd. *	1,250	19,109
JB Financial Group Co. Ltd.	14,347	108,208
Kangwon Land, Inc. *	1,835	44,403
KB Financial Group, Inc., ADR @	35,210	1,634,096
KC Co. Ltd.	887	16,631
KC Tech Co. Ltd.	463	9,483

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
KCC Corp.	293	$102,946
KCC Glass Corp.	444	25,875
Kia Corp.	16,414	1,125,690
KISWIRE Ltd.	1,072	27,705
KIWOOM Securities Co. Ltd.	1,398	129,882
Kolmar Korea Holdings Co. Ltd.	830	15,598
Kolon Industries, Inc.	2,186	184,259
Korea Asset In Trust Co. Ltd.	5,452	20,998
Korea Electric Terminal Co. Ltd.	682	43,604
Korea Investment Holdings Co. Ltd.	3,650	266,043
Korea Line Corp. *	16,631	40,875
Korea Petrochemical Ind Co. Ltd.	384	69,730
Korea Real Estate Investment & Trust Co. Ltd.	13,613	28,169
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	212,787
Korea Zinc Co. Ltd.	678	288,035
Korean Air Lines Co. Ltd. *	8,157	232,171
Korean Reinsurance Co.	8,995	72,629
KT Skylife Co. Ltd.	3,507	29,472
KT&G Corp.	6,668	457,299
Kumho Petrochemical Co. Ltd.	291	46,452
Kumho Tire Co., Inc. *	7,034	32,734
Kwang Dong Pharmaceutical Co. Ltd.	5,019	33,955
Kyobo Securities Co. Ltd.	2,156	15,478
LF Corp.	3,054	46,171
LG Corp.	5,347	419,992
LG Display Co. Ltd. *@	12,166	194,718
LG Display Co. Ltd., ADR *@	33,235	264,218
LG Electronics, Inc.	10,656	1,147,500
LG HelloVision Co. Ltd.	4,225	25,371
LG Uplus Corp.	15,900	201,436
Lotte Chemical Corp.	1,056	215,392
Lotte Chilsung Beverage Co. Ltd.	274	34,134
Lotte Confectionery Co. Ltd.	72	7,723
Lotte Corp.	1,582	45,028
LOTTE Fine Chemical Co. Ltd.	2,119	163,220
Lotte Food Co. Ltd.	34	11,889
LOTTE Himart Co. Ltd.	1,461	36,710
Lotte Shopping Co. Ltd.	641	55,492
LS Corp.	1,543	83,666
LX Hausys Ltd.	666	44,213
LX Holdings Corp. *	2,593	20,827
LX International Corp.	3,459	101,082
Maeil Dairies Co. Ltd.	341	20,736
Mando Corp. *	493	23,776
Meritz Financial Group, Inc.	4,689	133,264
Meritz Fire & Marine Insurance Co. Ltd.	4,920	126,948
Meritz Securities Co. Ltd.	31,284	130,790
Mirae Asset Securities Co. Ltd.	28,671	209,705
Muhak Co. Ltd.	2,076	19,638
Namyang Dairy Products Co. Ltd.	41	14,838
Neowiz *	1,039	20,403
Nexen Corp.	2,630	11,195
Nexen Tire Corp.	5,151	33,803
NH Investment & Securities Co. Ltd.	10,116	110,217
NHN Corp. *	1,188	70,437
NICE Holdings Co. Ltd.	708	10,644
Nong Shim Holdings Co. Ltd.	185	11,563

	SHARES	VALUE†
NongShim Co. Ltd.	255	$60,842
NS Shopping Co. Ltd.	1,784	21,923
OCI Co. Ltd. *	1,256	170,791
Orion Holdings Corp.	2,572	36,060
Ottogi Corp.	38	15,791
Pan Ocean Co. Ltd.	22,750	145,070
Partron Co. Ltd.	2,142	16,771
Poongsan Corp.	1,950	54,844
POSCO	984	274,257
Posco International Corp.	4,654	93,945
POSCO, ADR	17,853	1,231,321
Power Logics Co. Ltd. *	2,246	16,769
S-MAC Co. Ltd. *	9,909	10,001
S-Oil Corp.	238	22,111
Sajo Industries Co. Ltd.	327	14,030
Samjin Pharmaceutical Co. Ltd.	808	17,095
Samsung C&T Corp.	4,716	491,914
Samsung Card Co. Ltd.	2,083	59,464
Samsung Electronics Co. Ltd.	22,336	1,397,886
Samsung Electronics Co. Ltd., GDR	718	1,121,875
Samsung Fire & Marine Insurance Co. Ltd.	3,292	653,395
Samsung Heavy Industries Co. Ltd. *	27,918	146,192
Samsung Life Insurance Co. Ltd.	4,444	275,498
Samsung Securities Co. Ltd.	4,339	175,539
Samyang Corp.	427	25,606
Samyang Holdings Corp.	409	38,516
Sangsangin Co. Ltd. *	4,957	36,926
SeAH Steel Holdings Corp.	235	27,787
Sebang Co. Ltd.	1,306	14,174
Sebang Global Battery Co. Ltd.	697	50,156
Seohan Co. Ltd.	5,607	9,400
Seoul Semiconductor Co. Ltd.	1,842	23,881
Shinhan Financial Group Co. Ltd.	23,813	812,538
Shinhan Financial Group Co. Ltd., ADR	10,789	363,266
Shinsegae, Inc.	629	139,984
Shinyoung Securities Co. Ltd.	511	27,190
SK Discovery Co. Ltd.	1,247	50,396
SK Gas Ltd.	364	49,497
SK Hynix, Inc.	17,334	1,507,941
SK Innovation Co. Ltd. *	1,578	353,184
SK Networks Co. Ltd.	12,838	55,949
SK Securities Co. Ltd.	36,346	27,260
SK, Inc.	2,676	605,716
SL Corp.	1,820	41,965
SNT Motiv Co. Ltd.	1,086	46,595
Solus Advanced Materials Co. Ltd.	1,715	103,566
Songwon Industrial Co. Ltd.	1,925	32,598
Soulbrain Holdings Co. Ltd. *	523	17,492
Spigen Korea Co. Ltd.	361	14,940
Suheung Co. Ltd.	475	20,781
Sungwoo Hitech Co. Ltd.	3,959	19,327
Sunjin Co. Ltd.	941	11,445
Taekwang Industrial Co. Ltd.	36	33,750
Taeyoung Engineering & Construction Co. Ltd.	2,546	24,944
Theragen Etex Co. Ltd. *	2,386	15,033
Tongyang, Inc.	18,180	24,337
Toptec Co. Ltd.	1,934	15,583
TY Holdings Co. Ltd. *	2,455	59,405
Unid Co. Ltd.	672	74,635
WiSoL Co. Ltd.	914	8,492

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Wonik Holdings Co. Ltd. *	5,077	$22,469
Woori Financial Group, Inc.	41,228	405,664
Young Poong Corp.	46	25,914
Youngone Corp.	2,640	98,443
Youngone Holdings Co. Ltd.	787	31,440
Yuanta Securities Korea Co. Ltd.	11,552	39,759

		30,925,477

Malaysia — 1.7%
Aeon Co. M Bhd	64,400	23,074
Alliance Financial Group Bhd	118,600	72,806
AMMB Holdings Bhd *	220,887	167,782
Batu Kawan Bhd	18,200	90,424
Boustead Plantations Bhd	55,720	8,185
Bumi Armada Bhd *	264,700	29,084
Cahya Mata Sarawak Bhd	68,100	20,496
CIMB Group Holdings Bhd	506,722	578,558
DRB-Hicom Bhd	119,100	46,656
Ekovest Bhd	165,800	15,445
Gamuda Bhd *	145,185	104,385
Genting Bhd	159,000	191,415
Genting Malaysia Bhd	182,600	130,849
HAP Seng Consolidated Bhd	18,200	34,561
Hengyuan Refining Co. Bhd	9,900	10,263
Hibiscus Petroleum Bhd	140,200	23,442
Hong Leong Financial Group Bhd	29,521	129,042
IJM Corp. Bhd	250,560	108,328
IOI Properties Group Bhd	50,050	14,346
Lotte Chemical Titan Holding Bhd ±	36,723	23,157
Magnum Bhd	86,961	42,374
Mah Sing Group Bhd	205,885	34,671
Malayan Banking Bhd	274,144	527,137
Malaysia Airports Holdings Bhd *	31,300	51,587
Malaysia Building Society Bhd	205,001	29,625
Malaysian Resources Corp. Bhd	136,329	12,863
Matrix Concepts Holdings Bhd	42,800	20,958
Mega First Corp. Bhd	12,800	11,221
MISC Bhd	94,320	155,679
MKH Bhd	36,950	11,386
MMC Corp. Bhd	61,400	28,599
Oriental Holdings Bhd	25,760	31,381
OSK Holdings Bhd	74,455	15,206
Pos Malaysia Bhd *	53,800	8,931
PPB Group Bhd	37,500	164,457
RHB Capital Bhd	180,517	235,429
Sarawak Oil Palms Bhd	20,500	17,579
Sime Darby Bhd	293,600	159,196
Sime Darby Property Bhd	308,000	48,188
SP Setia Bhd Group *	143,480	42,155
Sunway Bhd	96,197	38,833
Ta Ann Holdings Bhd	60	42
United Malacca Bhd	14,600	17,576
UOA Development Bhd	14,100	5,591
WCT Holdings Bhd *	115,937	17,170
YTL Corp. Bhd	464,943	67,745

		3,617,877

Mexico — 2.1%
ALEATICA SAB de CV *	17,691	17,244
Alfa SAB de CV, Class A	260,453	180,815
Alpek SAB de CV	27,384	30,937
Arca Continental SAB de CV	21,120	128,594
Banco del Bajio SA ±	52,670	99,846
Cemex SAB de CV *	605,139	437,111

	SHARES	VALUE†
Coca-Cola Femsa SAB de CV	24,353	$137,471
Consorcio ARA SAB de CV	72,788	15,163
Corp. Actinver SAB de CV	15,700	8,367
El Puerto de Liverpool SAB de CV, Series C1	8,547	35,105
Fomento Economico Mexicano SAB de CV	3,768	32,688
GCC SAB de CV	9,847	73,599
Genomma Lab Internacional SAB de CV, Series B *	22,030	20,918
Gentera SAB de CV *	67,054	38,885
Grupo Carso SAB de CV, Series A1	24,499	84,803
Grupo Comercial Chedraui SA de CV	35,832	62,146
Grupo Elektra SAB de CV	693	52,804
Grupo Financiero Banorte SAB de CV, Class O	142,853	915,535
Grupo Financiero Inbursa SAB de CV, Class O *	133,245	125,489
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,157
Grupo Mexico SAB de CV, Series B	158,955	632,077
Grupo Sanborns SAB de CV *	34,641	38,599
Grupo Televisa SAB	189,926	417,917
Industrias Bachoco SAB de CV, ADR @	1,239	54,764
Industrias Bachoco SAB de CV, Series B	5,634	20,654
Industrias CH SAB de CV, Series B *	23,916	190,016
Industrias Penoles SAB de CV *	8,090	95,541
La Comer SAB de CV	37,216	62,996
Megacable Holdings SAB de CV	16,872	51,405
Minera Frisco SAB de CV, Class A1 *	52,254	9,113
Nemak SAB de CV *±	122,975	31,278
Orbia Advance Corp. SAB de CV	64,269	164,989
Organizacion Soriana SAB de CV, Class B *	57,868	73,143
Promotora y Operadora de Infraestructura SAB de CV	9,925	68,595
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	7,596
Unifin Financiera SAB de CV *	10,214	14,845

		4,436,205

Netherlands — 0.0%
Astarta Holding NV	1,115	13,681

Philippines — 0.7%
Alliance Global Group, Inc.	253,300	51,147
Ayala Corp.	9,410	150,715
Bank of the Philippine Islands	67,429	107,667
BDO Unibank, Inc.	94,817	205,582
Belle Corp. *	176,000	4,589
Cebu Air, Inc. *	23,560	17,967
CEMEX Holdings Philippines, Inc. *±	324,537	8,016
China Banking Corp.	74,676	35,354
Cosco Capital, Inc.	257,000	25,393
DMCI Holdings, Inc.	385,900	53,713
East West Banking Corp. *	27,450	4,800
Filinvest Land, Inc.	1,435,000	30,945
First Philippine Holdings Corp.	26,510	38,744
GT Capital Holdings, Inc.	3,472	34,713
JG Summit Holdings, Inc.	152,183	193,921
LT Group, Inc.	132,300	26,195
Megaworld Corp.	1,004,700	56,134
Metropolitan Bank & Trust Co.	120,747	103,443
Puregold Price Club, Inc.	33,600	29,312
Rizal Commercial Banking Corp.	47,790	17,332
Robinsons Land Corp.	247,455	77,618
Robinsons Retail Holdings, Inc.	43,490	44,163
San Miguel Corp.	41,650	93,817

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
Security Bank Corp.	23,180	$48,169
Top Frontier Investment Holdings, Inc. *	4,630	11,800
Union Bank of the Philippines	24,340	40,415
Vista Land & Lifescapes, Inc.	491,200	33,703

		1,545,367

Poland — 0.8%
AB SA	845	11,898
Alior Bank SA *	6,050	65,410
Amica SA	306	10,771
Asseco Poland SA	3,222	70,965
Bank Handlowy w Warszawie SA	2,875	32,746
Bank Millennium SA *	61,785	104,703
Ciech SA	1,973	20,587
Develia SA	16,364	15,840
Echo Investment SA	1,732	1,920
Enea SA *	15,105	35,244
Famur SA *	51,375	36,685
Grupa Azoty SA *	5,354	37,692
Grupa Lotos SA *	8,588	127,398
Jastrzebska Spolka Weglowa SA *	2,892	40,531
Kernel Holding SA	6,315	95,426
KGHM Polska Miedz SA	896	35,516
mBank SA *	1,049	108,401
PGE Polska Grupa Energetyczna SA *	69,342	155,692
Polski Koncern Naftowy Orlen SA	29,848	615,534
Santander Bank Polska SA *	161	12,152
Tauron Polska Energia SA *	107,603	90,362

		1,725,473

Russia — 1.7%
Gazprom PAO, ADR	162,760	1,625,321
Lukoil PJSC, ADR	18,875	1,808,603
RusHydro PJSC, ADR	61,905	66,238
VTB Bank PJSC, GDR *	92,145	127,345

		3,627,507

Singapore — 0.0%
China XLX Fertiliser Ltd.	24,000	18,806

South Africa — 4.1%
Absa Group Ltd. @	40,917	414,829
Advtech Ltd.	40,887	45,723
Aeci Ltd.	11,902	83,890
African Rainbow Minerals Ltd. @	9,314	117,276
Alexander Forbes Group Holdings Ltd.	100,385	27,665
AngloGold Ashanti Ltd., ADR	16,757	267,944
Aspen Pharmacare Holdings Ltd.	21,622	389,013
Astral Foods Ltd.	5,245	61,451
Barloworld Ltd.	20,449	167,000
Bidvest Group Ltd. (The)	5,450	70,936
DataTec Ltd.	27,420	69,921
Discovery Ltd. *	25,478	231,588
Exxaro Resources Ltd. @	16,359	174,934
FirstRand Ltd.	42,893	183,749
Gold Fields Ltd., ADR	59,766	485,300
Grindrod Ltd. *@	33,342	10,628
Grindrod Shipping Holdings Ltd. *	905	13,798
Harmony Gold Mining Co. Ltd., ADR @	25,436	80,123
Impala Platinum Holdings Ltd.	50,118	571,346
Imperial Logistics Ltd.	19,398	79,608

	SHARES	VALUE†
Investec Ltd.	21,334	$92,724
KAP Industrial Holdings Ltd.	75,439	24,397
Lewis Group Ltd.	3,337	9,196
Liberty Holdings Ltd. *	2,624	16,380
Life Healthcare Group Holdings Ltd. *	128,351	194,247
Long4Life Ltd. *	66,407	19,359
Metair Investments Ltd.	23,331	47,425
Momentum Metropolitan Holdings	100,980	140,083
Motus Holdings Ltd.	16,843	113,828
Mpact Ltd. *	15,365	30,100
MTN Group Ltd. *	167,369	1,571,132
Murray & Roberts Holdings Ltd. *	24,454	19,438
Nedbank Group Ltd.	22,549	262,135
Ninety One Ltd.	10,667	35,708
Oceana Group Ltd.	7,336	32,416
Old Mutual Ltd.	280,462	308,608
Omnia Holdings Ltd.	16,030	68,894
Pepkor Holdings Ltd. *±	25,371	36,341
PPC Ltd. *	147,503	42,903
Raubex Group Ltd.	16,897	40,698
Reunert Ltd.	17,924	56,550
RFG Holdings Ltd.	12,062	10,077
Royal Bafokeng Platinum Ltd.	7,872	38,804
Sanlam Ltd.	6,510	27,633
Sappi Ltd. *	60,922	161,825
Sasol Ltd. *	25,120	476,135
Sasol Ltd., ADR *@	4,634	87,305
Sibanye Stillwater Ltd.	69,281	214,025
Standard Bank Group Ltd.	87,726	834,107
Super Group Ltd. *	41,508	100,526
Telkom SA SOC Ltd. *	28,405	83,242
Tiger Brands Ltd.	2,333	29,013
Wilson Bayly Holmes-Ovcon Ltd. *	5,488	43,095

		8,815,071

Taiwan — 17.3%
Acer, Inc.	187,884	166,908
Advanced International Multitech Co. Ltd.	8,000	22,369
Alpha Networks, Inc.	24,973	23,126
Ambassador Hotel (The) *	20,000	20,818
AmTRAN Technology Co. Ltd. *	75,360	47,065
Apex International Co. Ltd.	15,000	36,611
Ardentec Corp.	39,092	82,083
ASE Technology Holding Co. Ltd.	144,000	563,378
Asia Cement Corp.	203,269	332,696
Asia Pacific Telecom Co. Ltd. *	125,842	36,948
Asia Polymer Corp.	31,602	52,121
Asia Vital Components Co. Ltd.	27,000	76,754
Asustek Computer, Inc.	56,000	654,260
AU Optronics Corp.	628,000	397,846
Avermedia Technologies *<>	14,000	13,090
Basso Industry Corp.	9,000	13,988
Bioteque Corp.	3,000	11,899
Capital Securities Corp.	184,437	100,624
Career Technology MFG. Co. Ltd. *	20,400	19,148
Catcher Technology Co. Ltd.	66,000	396,798
Cathay Financial Holding Co. Ltd.	690,166	1,434,311
Cathay Real Estate Development Co. Ltd.	70,000	48,366
Chang Hwa Commercial Bank Ltd.	296,496	175,064
Cheng Loong Corp.	82,000	104,926
Cheng Shin Rubber Industry Co. Ltd.	57,000	72,630

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Cheng Uei Precision Industry Co. Ltd.	44,543	$60,834
Chia Hsin Cement Corp.	22,000	16,780
Chilisin Electronics Corp.	19,380	59,961
Chin-Poon Industrial Co. Ltd.	36,000	37,666
China Airlines Ltd. *	278,111	171,695
China Bills Finance Corp.	89,000	51,910
China Chemical & Pharmaceutical Co. Ltd.	19,000	15,549
China Development Financial Holding Corp.	849,468	432,959
China General Plastics Corp.	28,665	47,637
China Life Insurance Co. Ltd.	56,600	58,915
China Man-Made Fiber Corp. *	110,595	42,673
China Metal Products	31,000	35,217
China Motor Corp.	22,478	59,623
China Petrochemical Development Corp. *	347,550	160,923
China Steel Corp.	757,800	987,353
Chipbond Technology Corp.	42,000	101,757
ChipMOS Technologies, Inc.	28,897	49,475
Chun Yuan Steel Industry Co. Ltd.	30,000	27,835
Chung Hung Steel Corp.	60,000	90,020
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	48,994
Chunghwa Precision Test Tech Co. Ltd.	2,000	48,671
Clevo Co.	43,000	44,141
CMC Magnetics Corp. *	93,595	30,134
Compal Electronics, Inc.	465,000	393,891
Compeq Manufacturing Co. Ltd.	109,000	145,931
Concord Securities Co. Ltd.	37,000	16,269
Continental Holdings Corp.	42,000	35,577
Coretronic Corp.	40,800	80,398
CTBC Financial Holding Co. Ltd.	1,619,280	1,330,971
CyberTAN Technology, Inc.	37,000	27,955
D-Link Corp.	17,000	11,441
Darfon Electronics Corp.	17,000	25,262
Darwin Precisions Corp. *	55,000	22,110
Depo Auto Parts Ind Co. Ltd.	12,000	24,034
Dyaco International, Inc.	7,000	15,703
Dynapack International Technology Corp.	7,000	24,271
E Ink Holdings, Inc.	52,000	137,743
E.Sun Financial Holding Co. Ltd.	663,773	626,594
Elite Advanced Laser Corp.	8,000	15,391
Elitegroup Computer Systems Co. Ltd.	35,877	30,713
Ennoconn Corp.	3,000	20,728
ENNOSTAR, Inc. *	25,414	64,765
Entie Commercial Bank Co. Ltd.	68,000	39,540
Eva Airways Corp. *	265,478	180,095
Everest Textile Co. Ltd. *	56,568	20,507
Evergreen International Storage & Transport Corp.	54,000	60,376
Evergreen Marine Corp. Taiwan Ltd.	94,459	427,194
Everlight Chemical Industrial Corp.	56,000	51,557
Everlight Electronics Co. Ltd.	40,000	68,484
Far Eastern Department Stores Ltd.	108,220	86,621
Far Eastern International Bank	250,659	94,018
Far Eastern New Century Corp.	287,338	307,857
Farglory Land Development Co. Ltd.	26,721	55,724
Federal Corp. *	33,000	34,764
First Financial Holding Co. Ltd.	579,774	469,263
First Steamship Co. Ltd. *	39,240	21,690
FLEXium Interconnect, Inc. *	6,000	22,074
Formosa Advanced Technologies Co. Ltd.	20,000	27,279
Formosa Chemicals & Fibre Corp.	176,000	530,012
Formosa Petrochemical Corp.	3,000	10,682

	SHARES	VALUE†
Formosa Plastics Corp.	72,000	$293,318
Formosa Taffeta Co. Ltd.	50,000	53,929
Formosan Rubber Group, Inc.	20,080	16,397
Formosan Union Chemical	48,179	35,364
Foxconn Technology Co. Ltd.	58,127	146,671
FSP Technology, Inc.	8,000	11,299
Fubon Financial Holding Co. Ltd.	612,932	1,687,403
Fulltech Fiber Glass Corp. *	31,310	18,992
Gemtek Technology Corp.	47,000	45,295
General Interface Solution Holding Ltd.	24,000	82,095
Getac Technology Corp.	21,000	38,969
Giantplus Technology Co. Ltd. *	37,000	15,937
Gigastorage Corp. *	294	259
Gloria Material Technology Corp.	50,392	45,309
Gold Circuit Electronics Ltd.	35,000	81,657
Goldsun Building Materials Co. Ltd.	82,973	72,965
Grand Pacific Petrochemical	102,000	105,989
Great Wall Enterprise Co. Ltd.	57,839	113,974
Greatek Electronics, Inc.	7,000	20,452
Hannstar Board Corp.	38,929	57,219
HannStar Display Corp.	109,770	59,888
HannsTouch Solution, Inc.	32,279	13,324
Hey Song Corp.	18,750	22,949
Highwealth Construction Corp.	9,900	16,026
Hiroca Holdings Ltd.	8,000	13,525
Ho Tung Chemical Corp.	108,688	41,547
Hon Hai Precision Industry Co. Ltd.	703,068	2,649,706
Hong Pu Real Estate Development Co. Ltd.	20,000	15,219
HTC Corp. *	9,000	11,888
Hu Lane Associate, Inc.	1,000	4,110
Hua Nan Financial Holdings Co. Ltd.	475,181	347,937
Hung Sheng Construction Ltd.	50,688	40,662
IBF Financial Holdings Co. Ltd.	266,512	154,490
IEI Integration Corp.	8,000	12,764
Innolux Corp.	607,757	370,843
International CSRC Investment Holdings Co.	58,604	49,537
Inventec Corp.	261,282	241,958
Kenda Rubber Industrial Co. Ltd.	9,000	10,418
Kindom Development Co. Ltd.	46,200	65,335
King Slide Works Co. Ltd.	2,000	27,853
King Yuan Electronics Co. Ltd.	127,100	186,814
King’s Town Bank Co. Ltd.	90,000	134,707
Kinpo Electronics	138,000	66,126
Kinsus Interconnect Technology Corp.	31,000	224,763
L&K Engineering Co. Ltd.	16,000	16,597
Largan Precision Co. Ltd.	6,000	471,635
Lealea Enterprise Co. Ltd. *	27,000	12,259
Lien Hwa Industrial Holdings Corp.	34,479	69,303
Lingsen Precision Industries Ltd. *	41,000	39,734
Lite-On Technology Corp.	234,874	526,897
Longchen Paper & Packaging Co. Ltd.	89,648	90,580
Macronix International Co. Ltd.	119,171	157,623
MediaTek, Inc.	11,000	357,316
Mega Financial Holding Co. Ltd.	544,850	626,781
Mercuries & Associates Holding Ltd.	42,344	39,288
Mercuries Life Insurance Co. Ltd. *	148,302	49,611
Merry Electronics Co. Ltd.	9,000	28,557
Mirle Automation Corp.	6,000	9,110
Mitac Holdings Corp.	27,637	28,420
Namchow Holdings Co. Ltd.	7,000	12,324
Nan Ya Plastics Corp.	184,000	604,296
Nanya Technology Corp.	117,000	276,747
O-Bank Co. Ltd.	91,943	25,114
OptoTech Corp.	49,063	57,145

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Orient Semiconductor Electronics Ltd.	42,485	$38,733
Oriental Union Chemical Corp. *	16,000	12,950
Pan Jit International, Inc.	21,600	69,233
Pan-International Industrial Corp.	34,380	48,311
Pegatron Corp.	227,249	546,497
Phison Electronics Corp.	6,000	81,190
Pixart Imaging, Inc.	3,000	16,690
POU Chen Corp.	169,133	204,886
Powertech Technology, Inc.	23,000	86,269
President Securities Corp.	86,636	71,522
Primax Electronics Ltd.	7,000	12,889
Prince Housing & Development Corp.	77,970	38,900
Qisda Corp.	168,400	173,172
Quanta Computer, Inc.	122,000	339,369
Radiant Opto-Electronics Corp.	17,000	57,052
Radium Life Tech Co. Ltd.	101,477	38,244
Rechi Precision Co. Ltd.	16,000	10,624
Rich Development Co. Ltd.	19,978	6,518
Ritek Corp. *	47,211	16,335
Ruentex Development Co. Ltd.	62,192	128,132
Ruentex Industries Ltd.	33,400	153,450
Sampo Corp.	10,600	11,319
San Fang Chemical Industry Co. Ltd.	13,000	10,312
Sanyang Motor Co. Ltd.	41,573	39,543
Sesoda Corp.	27,193	31,917
Shanghai Commercial & Savings Bank Ltd. (The)	48,000	76,495
Shihlin Electric & Engineering Corp.	26,000	47,221
Shin Kong Financial Holding Co. Ltd.	715,108	238,964
Shin Zu Shing Co. Ltd.	16,660	61,891
Shinkong Insurance Co. Ltd.	30,000	48,025
Shinkong Synthetic Fibers Corp.	108,151	79,578
Sigurd Microelectronics Corp.	42,694	91,026
Sincere Navigation Corp.	27,810	39,778
Sinon Corp.	56,000	49,145
SinoPac Financial Holdings Co. Ltd.	849,094	423,625
Sirtec International Co. Ltd.	12,000	11,177
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	16,518
Supreme Electronics Co. Ltd.	43,121	68,565
Swancor Holding Co. Ltd.	4,000	14,429
Syncmold Enterprise Corp.	5,000	12,419
Synmosa Biopharma Corp.	13,450	11,490
Synnex Technology International Corp.	138,300	259,122
Ta Ya Electric Wire & Cable *	47,840	45,933
Taichung Commercial Bank Co. Ltd.	349,963	145,711
Taiflex Scientific Co. Ltd.	25,740	42,730
Tainan Spinning Co. Ltd.	115,427	108,547
Taishin Financial Holding Co. Ltd.	822,019	534,037
Taiwan Business Bank	356,124	122,200
Taiwan Cement Corp.	421,360	771,320
Taiwan Cogeneration Corp.	12,000	16,669
Taiwan Cooperative Financial Holding Co. Ltd.	588,307	466,667
Taiwan Fertilizer Co. Ltd.	48,000	116,811
Taiwan FU Hsing Industrial Co. Ltd.	21,000	30,489
Taiwan Glass Industry Corp.	109,321	116,147
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	78,699
Taiwan PCB Techvest Co. Ltd.	28,000	46,984

	SHARES	VALUE†
Taiwan Sakura Corp.	6,000	$14,838
Taiwan Shin Kong Security Co. Ltd.	10,100	13,812
Taiwan Surface Mounting Technology Corp.	21,518	78,779
Taiwan Union Technology Corp.	6,000	23,259
Tatung Co. Ltd. *	115,000	134,976
Teco Electric & Machinery Co. Ltd.	132,000	148,059
Thye Ming Industrial Co. Ltd.	10,000	11,270
Ton Yi Industrial Corp.	82,000	40,322
Tong Hsing Electronic Industries Ltd.	3,000	24,336
Tong Yang Industry Co. Ltd.	41,921	51,084
Topco Scientific Co. Ltd.	4,000	19,741
Topkey Corp.	3,000	15,075
TPK Holding Co. Ltd.	34,000	47,533
Tripod Technology Corp.	25,000	100,052
TSRC Corp.	26,000	29,350
Tung Ho Steel Enterprise Corp. *	87,000	128,343
TYC Brother Industrial Co. Ltd.	21,000	15,037
U-Ming Marine Transport Corp.	27,000	66,481
Unimicron Technology Corp.	107,000	506,954
Union Bank of Taiwan *	185,029	78,699
Unitech Printed Circuit Board Corp. *	67,320	43,856
United Microelectronics Corp.	798,513	1,834,311
Universal Cement Corp.	46,836	35,723
Unizyx Holding Corp. *	35,000	31,532
UPC Technology Corp.	80,916	73,915
USI Corp.	77,130	104,370
Wah Lee Industrial Corp.	21,420	62,660
Walsin Lihwa Corp.	146,000	132,058
Wei Chuan Foods Corp.	14,000	11,005
Weikeng Industrial Co. Ltd.	32,945	33,465
Winbond Electronics Corp.	331,893	315,686
Wisdom Marine Lines Co. Ltd.	27,019	78,456
Wistron Corp.	324,431	320,233
Wistron NeWeb Corp.	5,000	13,119
WPG Holdings Ltd.	168,400	293,153
WT Microelectronics Co. Ltd.	31,265	67,893
YC INOX Co. Ltd. *	27,763	37,169
Yem Chio Co. Ltd.	22,666	13,017
Yeong Guan Energy Technology Group Co. Ltd.	7,000	16,834
YFY, Inc.	114,385	140,207
Yieh Phui Enterprise Co. Ltd. *	52,525	57,501
Youngtek Electronics Corp.	12,000	32,735
Yuanta Financial Holding Co. Ltd.	1,002,007	888,339
Yulon Motor Co. Ltd.	62,371	95,592
YungShin Global Holding Corp.	7,000	10,829
Zeng Hsing Industrial Co. Ltd.	2,000	10,517
Zhen Ding Technology Holding Ltd.	62,000	220,089
Zig Sheng Industrial Co. Ltd.	28,000	21,457
Zinwell Corp. *	24,000	16,109

		37,363,551

Thailand — 1.9%
Ananda Development PCL *	180,700	8,385
AP Thailand PCL	242,500	58,412
Bangchak Corp. PCL	112,900	91,761
Bangkok Bank PCL	16,600	57,402
Bangkok Bank PCL, NVDR	13,300	45,794
Bangkok Insurance PCL	2,100	16,758
Bangkok Land PCL	1,039,700	33,187

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Bangkok Life Assurance PCL, NVDR	35,300	$30,256
Banpu PCL	429,750	157,497
Berli Jucker PCL	36,200	35,307
Cal-Comp Electronics Thailand PCL, Class F	264,550	21,111
Charoen Pokphand Foods PCL	322,300	245,285
Indorama Ventures PCL	50,700	66,681
IRPC PCL	633,100	77,839
Italian-Thai Development PCL *	563,700	38,319
Kasikornbank PCL, NVDR	65,600	258,833
Khon Kaen Sugar Industry PCL *	135,600	15,069
Kiatnakin Phatra Bank PCL	21,900	35,437
Krung Thai Bank PCL	257,575	83,739
Lanna Resources PCL	2,500	1,866
LH Financial Group PCL	302,400	13,585
LPN Development PCL	151,700	21,790
MBK PCL *	52,400	21,527
Power Solution Technologies PCL, Class F *	224,400	15,917
Property Perfect PCL	952,490	13,231
Pruksa Holding PCL	88,800	34,118
PTT Exploration & Production PCL	107,800	374,361
PTT Global Chemical PCL	116,228	217,273
PTT PCL	883,900	1,012,299
Quality Houses PCL	625,100	40,275
Sansiri PCL	1,106,700	39,250
SC Asset Corp. PCL	188,600	17,949
Siam Cement PCL (The)	14,500	172,277
Siam Commercial Bank PCL	56,800	204,806
Somboon Advance Technology PCL	20,300	11,879
SPCG PCL	37,500	19,174
Sri Trang Agro-Industry PCL	46,400	45,941
Supalai PCL	169,900	100,429
Thai Oil PCL	72,700	112,268
Thai Stanley Electric PCL, NVDR	3,100	16,354
Thanachart Capital PCL	33,100	33,261
Thitikorn PCL	10,500	2,839
TMBThanachart Bank PCL	1,521,854	49,926
TPI Polene PCL	676,600	34,995
TPI Polene Power PCL	84,700	10,614
True Corp. PCL	1,146,800	139,643
Unique Engineering & Construction PCL *	54,500	10,228

		4,165,147

Turkey — 0.5%
Akbank TAS	203,200	121,788
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	39,975
Enka Insaat ve Sanayi AS	61,872	72,287
Eregli Demir ve Celik Fabrikalari TAS	47,339	88,631
KOC Holding AS	57,668	146,680
Koza Anadolu Metal Madencilik Isletmeleri AS *	15,673	25,678
Tekfen Holding AS	12,307	19,139
Turk Hava Yollari AO *	51,209	80,329
Turkiye Garanti Bankasi AS	199,573	207,360
Turkiye Halk Bankasi AS *	35,220	17,030
Turkiye Is Bankasi, Class C	92,912	54,224
Turkiye Sise ve Cam Fabrikalari AS	75,893	69,894
Turkiye Vakiflar Bankasi TAO, Class D *	80,351	29,455
Ulker Biskuvi Sanayi AS	9,180	19,737
Vestel Elektronik Sanayi ve Ticaret AS	6,125	18,114

	SHARES	VALUE†
Yapi ve Kredi Bankasi AS	194,984	$52,841

		1,063,162

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	127,320	259,621
Aldar Properties PJSC	23,074	25,630
Amanat Holdings PJSC *	31,824	9,357
Dubai Financial Market PJSC *	87,515	24,779
Dubai Investments PJSC	146,734	69,509
Emaar Development PJSC *	30,706	32,351
Emaar Properties PJSC	239,590	266,128
Emirates NBD Bank PJSC	13,968	53,999
Manazel PJSC *	139,614	17,294
RAK Properties PJSC *	114,134	21,316
SHUAA Capital PSC	27,960	5,115

		785,099

TOTAL COMMON STOCKS (Identified Cost $179,010,992)		212,282,829

PREFERRED STOCKS — 1.1%
Brazil — 1.1%
Banco ABC Brasil SA, 6.250%	11,102	30,356
Banco Bradesco SA, 5.530%	33,041	126,382
Banco do Estado do Rio Grande do Sul SA, PF B, 8.330%	14,808	31,706
Cia Ferro Ligas da Bahia—Ferbasa, 2.580%	4,895	50,372
Marcopolo SA, 3.190%	2,983	1,594
Petroleo Brasileiro SA, 8.250%	382,139	1,910,783
Randon SA Implementos e Participacoes, 5.750%	8,600	18,603
Usinas Siderurgicas de Minas Gerais SA, Class A, 7.450%	24,000	71,042

		2,240,838

Colombia — 0.0%
Grupo Argos SA, 4.370%	12,517	27,284
Grupo de Inversiones Suramericana SA, 3.160%	8,046	38,922

		66,206

Philippines — 0.0%
Cebu Air, Inc.	12,909	9,870
TOTAL PREFERRED STOCKS (Identified Cost $2,042,212)		2,316,914

RIGHTS & WARRANTS — 0.0%
India — 0.0%
Bharti Airtel Ltd. Rights *<>	2,211	4,566

Korea — 0.0%
Hyundai Engineering & Construction Co. Ltd. Rights *<>	69	4,674
Samsung Heavy Industries Co. Ltd. Rights *<>	9,242	8,352

		13,026

TOTAL RIGHTS & WARRANTS (Identified Cost $0)		17,592
SHORT-TERM INVESTMENTS — 2.0%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.025%	663,419	663,419
Collateral For Securities On Loan — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	3,563,122	3,563,122

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,226,541)	$4,226,541

Total Investments — 101.6% (Identified Cost $185,279,745)	218,843,876
Liabilities, Less Cash and Other Assets — (1.6%)	(3,411,629)

Net Assets — 100.0%	$215,432,247

†	See Note 1

*	Non-income producing security

±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2021 amounted to $3,624,724 or 1.68% of the net assets of the Fund.

@	A portion or all of the security was held on loan. As of September 30, 2021, the fair value of the securities on loan was $8,014,270.

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2021

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	17.9%
Oil, Gas & Consumable Fuels	10.8%
Metals & Mining	7.2%
Real Estate Management & Development	5.2%
Insurance	4.8%
Electronic Equipment, Instruments & Components	4.5%
Chemicals	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Computers & Peripherals	3.5%
Automobiles	3.3%

Country weightings as of September 30, 2021

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	33.0%
Taiwan	17.4%
Korea	14.4%
India	14.1%
Brazil	4.2%
South Africa	4.1%
Mexico	2.1%
Thailand	1.9%
Russia	1.7%
Others	7.1%

100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	11,476	$234,225
Agree Realty Corp.	8,678	574,744
Alexander’s, Inc.	303	78,968
Alexandria Real Estate Equities, Inc.	17,839	3,408,498
American Assets Trust, Inc.	6,832	255,653
American Campus Communities, Inc.	17,723	858,679
American Finance Trust, Inc.	10,986	88,327
American Homes 4 Rent., Class A	36,375	1,386,615
American Tower Corp.	55,597	14,756,000
Americold Realty Trust	11,280	327,684
Apartment Income REIT Corp.	19,728	962,924
Apartment Investment and Management Co., Class A	20,951	143,514
Apple Hospitality REIT, Inc.	26,860	422,508
AvalonBay Communities, Inc.	17,211	3,814,646
Bluerock Residential Growth REIT, Inc.	3,300	42,042
Boston Properties, Inc.	18,297	1,982,480
Braemar Hotels & Resorts, Inc. *@	5,308	25,744
Brandywine Realty Trust	22,614	303,480
Brixmor Property Group, Inc.	38,158	843,673
BRT Apartments Corp.	400	7,712
Camden Property Trust	12,208	1,800,314
CareTrust REIT, Inc.	12,772	259,527
Centerspace	1,825	172,462
Chatham Lodging Trust *	7,096	86,926
City Office REIT, Inc.	5,176	92,443
Clipper Realty, Inc.	1,167	9,453
Columbia Property Trust, Inc.	15,230	289,675
Community Healthcare Trust, Inc.	3,181	143,749
CorePoint Lodging, Inc. *	3,711	57,520
CoreSite Realty Corp.	5,544	768,066
Corporate Office Properties Trust	14,738	397,631
Cousins Properties, Inc.	19,188	715,521
Crown Castle International Corp.	52,686	9,131,538
CTO Realty Growth, Inc.	764	41,073
CubeSmart	25,388	1,230,049
CyrusOne, Inc.	15,672	1,213,170
DiamondRock Hospitality Co. *	27,890	263,560
Digital Realty Trust, Inc.	34,987	5,053,872
Diversified Healthcare Trust	29,638	100,473
Douglas Emmett, Inc.	22,443	709,423
Duke Realty Corp.	47,173	2,258,172
Easterly Government Properties, Inc.	11,415	235,834
EastGroup Properties, Inc.	5,143	856,978
Empire State Realty Trust, Inc., Class A	19,565	196,237
EPR Properties	9,715	479,727
Equinix, Inc.	9,608	7,591,569
Equity Commonwealth *	6,995	181,730
Equity LifeStyle Properties, Inc.	21,788	1,701,643
Equity Residential	43,652	3,532,320
Esc War Ind §*	9,141	459
Essential Properties Realty Trust, Inc.	15,326	427,902
Essex Property Trust, Inc.	8,074	2,581,581
Extra Space Storage, Inc.	16,590	2,786,954
Federal Realty Investment Trust	8,647	1,020,260
First Industrial Realty Trust, Inc.	16,587	863,851
Four Corners Property Trust, Inc.	10,080	270,749
Franklin Street Properties Corp.	15,012	69,656
Gaming and Leisure Properties, Inc.	27,533	1,275,329
Getty Realty Corp.	5,153	151,034
Gladstone Commercial Corp.	5,127	107,821
Global Medical REIT, Inc.	5,127	75,367
Global Net Lease, Inc.	12,591	201,708

	SHARES	VALUE†
Global Self Storage, Inc.	2,195	$11,304
Healthcare Realty Trust, Inc.	18,331	545,897
Healthcare Trust of America, Inc., Class A	27,989	830,154
Healthpeak Properties, Inc.	67,203	2,249,956
Hersha Hospitality Trust *	5,542	51,707
Highwoods Properties, Inc.	13,462	590,443
Host Hotels & Resorts, Inc. *	87,531	1,429,381
Hudson Pacific Properties, Inc.	19,628	515,628
Independence Realty Trust, Inc.	13,010	264,753
Industrial Logistics Properties Trust	8,397	213,368
Invitation Homes, Inc.	71,410	2,737,145
Iron Mountain, Inc. @	35,965	1,562,679
JBG SMITH Properties	15,173	449,273
Kilroy Realty Corp.	12,841	850,203
Kimco Realty Corp.	72,089	1,495,847
Kite Realty Group Trust	11,245	228,948
Lamar Advertising Co., Class A	10,744	1,218,907
Lexington Realty Trust	35,435	451,796
Life Storage, Inc.	9,763	1,120,207
LTC Properties, Inc.	5,279	167,292
Macerich Co. (The)	25,504	426,172
Mack-Cali Realty Corp. *	9,919	169,813
Medical Properties Trust, Inc.	73,257	1,470,268
MGM Growth Properties LLC, Class A	19,788	757,880
Mid-America Apartment Communities, Inc.	14,402	2,689,573
Monmouth Real Estate Investment Corp.	12,441	232,025
National Health Investors, Inc.	5,706	305,271
National Retail Properties, Inc.	22,068	953,117
National Storage Affiliates Trust	8,976	473,843
NexPoint Residential Trust, Inc.	2,800	173,264
Office Properties Income Trust	6,517	165,076
Omega Healthcare Investors, Inc.	30,178	904,133
One Liberty Properties, Inc.	2,502	76,286
Outfront Media, Inc.	18,980	478,296
Paramount Group, Inc.	23,448	210,798
Park Hotels & Resorts, Inc. *	30,825	589,990
Pebblebrook Hotel Trust	17,179	384,981
Physicians Realty Trust	27,930	492,127
Piedmont Office Realty Trust, Inc., Class A	16,095	280,536
Plymouth Industrial REIT, Inc.	2,437	55,442
Preferred Apartment Communities, Inc.	3,100	37,913
Prologis, Inc.	90,361	11,333,980
PS Business Parks, Inc.	2,698	422,885
Public Storage	19,394	5,761,957
Realty Income Corp.	47,470	3,078,904
Regency Centers Corp.	19,246	1,295,833
Retail Opportunity Investments Corp.	15,725	273,929
Retail Properties of America, Inc., Class A	28,231	363,615
Retail Value, Inc.	2,810	73,987
Rexford Industrial Realty, Inc.	17,254	979,164
RLJ Lodging Trust	21,720	322,759
RPT Realty	11,183	142,695
Ryman Hospitality Properties, Inc. *	6,494	543,548
Sabra Health Care REIT, Inc.	28,032	412,631
Saul Centers, Inc.	2,036	89,706
SBA Communications Corp.	13,497	4,461,703
Seritage Growth Properties, Class A *@	3,790	56,206
Service Properties Trust	20,700	232,047
Simon Property Group, Inc.	40,460	5,258,586
SITE Centers Corp.	22,191	342,629
SL Green Realty Corp. @	8,645	612,412
Sotherly Hotels, Inc. *@	3,111	7,964
Spirit Realty Capital, Inc.	14,821	682,359
STAG Industrial, Inc. @	20,564	807,137
STORE Capital Corp.	29,957	959,523
Summit Hotel Properties, Inc. *	14,689	141,455

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Sun Communities, Inc.	14,068	$2,603,987
Sunstone Hotel Investors, Inc. *	28,432	339,478
Tanger Factory Outlet Centers, Inc.	13,393	218,306
Terreno Realty Corp.	8,987	568,248
UDR, Inc.	37,000	1,960,260
UMH Properties, Inc.	5,369	122,950
Uniti Group, Inc.	30,428	376,394
Universal Health Realty Income Trust	1,815	100,315
Urban Edge Properties	15,898	291,092
Urstadt Biddle Properties, Inc.	1,000	17,100
Urstadt Biddle Properties, Inc., Class A	4,406	83,406
Ventas, Inc.	48,488	2,677,022
VEREIT, Inc.	28,457	1,287,110
VICI Properties, Inc. @	54,008	1,534,367
Vornado Realty Trust	20,049	842,258
Washington Real Estate Investment Trust	11,245	278,314
Welltower, Inc.	52,059	4,289,662
Whitestone REIT	6,078	59,443
WP Carey, Inc.	23,137	1,689,926
Xenia Hotels & Resorts, Inc. *	15,414	273,444

		166,503,830

TOTAL COMMON STOCKS (Identified Cost $81,656,211)		166,503,830

PREFERRED STOCKS — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
Brookfield Property Preferred LP, 6.250% @	326	7,974

TOTAL PREFERRED STOCKS (Identified Cost $8,040)		7,974

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.025%	438,082	438,082

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	97,802	97,802

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $535,884)		535,884

Total Investments — 99.7% (Identified Cost $82,200,135)		167,047,688
Cash and Other Assets, Less Liabilities — 0.3%		419,222

Net Assets — 100.0%		$167,466,910

†	See Note 1

*	Non-income producing security

@	A portion or all of the security was held on loan. As of September 30, 2021, the fair value of the securities on loan was $3,994,936.

§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	27.7%
Residential REITs	16.6%
Diversified REITs	13.2%
Retail REITs	11.2%
Industrial REITs	10.9%
Health Care REITs	9.0%
Office REITs	7.9%
Hotels & Resorts REITs	3.5%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2021 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	165,807	$1,779,110
SA Global Fixed Income Fund €	596,247	5,598,757
SA International Value Fund €	438,992	5,364,486
SA Real Estate Securities Fund €	55,573	774,681
SA U.S. Core Market Fund €	144,953	4,352,931
SA U.S. Fixed Income Fund €	237,762	2,408,527
SA U.S. Small Company Fund €	53,595	1,775,082
SA U.S. Value Fund €	218,694	4,439,487

		26,493,061

TOTAL MUTUAL FUNDS (Identified Cost $22,129,574)		26,493,061

Total Investments — 100.0% (Identified Cost $22,129,574)		26,493,061
Liabilities, Less Cash and Other Assets — 0.0%		(355)

Net Assets — 100.0%		$26,492,706

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2021 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2021 (Unaudited) (Continued)

the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2021, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of September 30, 2021
SA U.S. Fixed Income Fund
Assets
Corporate Bonds and Notes	$—	$69,545,569	$—	$69,545,569
US Government & Agency Obligations	—	454,613,031		454,613,031
Short-Term Investments	952,189	—	—	952,189

Total Investments	$952,189	$524,158,600	$—	$525,110,789

SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$822,259,004	$—	$822,259,004
Short-Term Investments	40,119,882	—	—	40,119,882
Other Financial Instruments
Forward Foreign Currency Contracts	—	1,549,717	—	1,549,717

Total Investments	$40,119,882	$823,808,721	$—	$863,928,603

Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(295,996)	$—	$(295,996)

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2021 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)			Total Fair Value as of September 30, 2021
SA U.S. Core Market Fund
Assets
Common Stocks	$678,138,497	$—		$—		$678,138,497
Preferred Stocks	11,680	—		—		11,680
Mutual Funds	28,933,692	—		—		28,933,692
Short-Term Investments	2,395,260	—		—		2,395,260

Total Investments	$709,479,129	$—	$			$709,479,129

SA U.S. Value Fund
Assets
Common Stocks	$592,103,737	$—		$—		$592,103,737
Short-Term Investments	1,428,253	—		—		1,428,253

Total Investments	$593,531,990	$—		$—		$593,531,990

SA U.S. Small Company Fund
Assets
Common Stocks	$368,085,408	$—		$43,377	†	$368,128,785
Preferred Stocks	212,323	—		—		212,323
Rights and Warrants	1,991	—		168	†	2,159
Short-Term Investments	2,595,277	—		—		2,595,277

Total Investments	$370,894,999	$—		$43,545		$370,938,544

SA International Value Fund
Assets
Common Stocks	$609,942,264	$—		$0	†	$609,942,264
Preferred Stocks	9,870,450	—		—		9,870,450
Short-Term Investments	28,241,760	—		—		28,241,760

Total Investments	$648,054,474	$—		$0		$648,054,474

SA International Small Company Fund
Assets
Mutual Funds	$313,781,171	$—		$—		$313,781,171

Total Investments	$313,781,171	$—		$—		$313,781,171

SA Emerging Markets Value Fund
Assets
Common Stocks	$211,595,322	$351,075		$336,432	†	$212,282,829
Preferred Stocks	2,316,914	—		—		2,316,914
Rights and Warrants	—	17,592		—		17,592
Short-Term Investments	4,226,541	—		—		4,226,541

Total Investments	$218,138,777	$368,667		$336,432		$218,843,876

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2021 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of September 30, 2021
SA Real Estate Securities Fund
Assets
Common Stocks	$166,503,371	$—	$459	$166,503,830
Preferred Stocks	7,974	—	—	7,974
Short-Term Investments	535,884	—	—	535,884

Total Investments	$167,047,229	$—	$459	$167,047,688

SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$26,493,061	$—	$—	$26,493,061

Total Investments	$26,493,061	$—	$—	$26,493,061

†	Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which Buckingham Strategic Partners, LLC (the “Adviser”) or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2021 (Unaudited) (Continued)

As of September 30, 2021, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$51,692,022	$39,684,178	$13,100,152	$52,784,330
SA U.S Core Market Fund	2,604,968	771,889	1,910,121	2,682,010
SA U.S. Value Fund	194,259	100,450	99,536	199,986
SA U.S. Small Company Fund	9,950,692	2,327,905	7,964,222	10,292,127
SA International Value Fund	55,335,069	27,777,682	29,801,513	57,579,195
SA Emerging Markets Value Fund	8,014,270	3,563,122	4,874,590	8,437,712
SA Real Estate Securities Fund	3,994,936	97,802	3,997,012	4,094,814

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of September 30, 2021
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$39,684,178	$—	$—	$—	$39,684,178

Total Borrowings	$39,684,178	$—	$—	$—	$39,684,178

Gross amount of recognized liabilities for securities lending transactions					$39,684,178

SA U.S. Core Market Fund
Government Money Market	$771,889	$—	$—	$—	$771,889

Total Borrowings	$771,889	$—	$—	$—	$771,889

Gross amount of recognized liabilities for securities lending transactions					$771,889

SA U.S. Value Fund
Government Money Market	$100,450	$—	$—	$—	$100,450

Total Borrowings	$100,450	$—	$—	$—	$100,450

Gross amount of recognized liabilities for securities lending transactions					$100,450

SA U.S. Small Company Fund
Government Money Market	$2,327,905	$—	$—	$—	$2,327,905

Total Borrowings	$2,327,905	$—	$—	$—	$2,327,905

Gross amount of recognized liabilities for securities lending transactions					$2,327,905

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2021 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements As of September 30, 2021
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA International Value Fund
Government Money Market	$27,777,682	$—	$—	$—	$27,777,682

Total Borrowings	$27,777,682	$—	$—	$—	$27,777,682

Gross amount of recognized liabilities for securities lending transactions					$27,777,682

SA Emerging Markets Value Fund
Government Money Market	$3,563,122	$—	$—	$—	$3,563,122

Total Borrowings	$3,563,122	$—	$—	$—	$3,563,122

Gross amount of recognized liabilities for securities lending transactions					$3,563,122

SA Real Estate Securities Fund
Government Money Market	$97,802	$—	$—	$—	$97,802

Total Borrowings	$97,802	$—	$—	$—	$97,802

Gross amount of recognized liabilities for securities lending transactions					$97,802

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2021 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At September 30, 2021, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$526,210,474	$37,706	$(1,137,391)	$(1,099,685)
SA Global Fixed Income Fund	868,228,902	789,996	(6,640,012)	(5,850,016)
SA U.S. Core Market Fund	165,306,462	545,383,422	(1,210,755)	544,172,667
SA U.S. Value Fund	344,863,453	262,806,202	(14,137,665)	248,668,537
SA U.S. Small Company Fund	202,119,226	181,473,933	(12,654,615)	168,819,318
SA International Value Fund	548,821,785	140,773,597	(41,540,908)	99,232,689
SA International Small Company Fund	146,858,919	166,922,252	—	166,922,252
SA Emerging Markets Value Fund	185,279,745	55,267,576	(21,703,445)	33,564,131
SA Real Estate Securities Fund	82,200,135	88,299,128	(3,451,575)	84,847,553
SA Worldwide Moderate Growth	22,129,574	4,418,110	(54,623)	4,363,487

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Investment Abbreviations
ST	Special Tax
SA	Special Assessment
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
BAM	Build America Mutual

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,402,961,062
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,113,636,984
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,847,214,347
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,358,803,731
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,319,414,023

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,042,030,147

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.025% (Cost $124,927,470)	124,927,470	124,927,470

TOTAL INVESTMENTS — (100.0%) (Cost $10,299,875,711)^^		$13,166,957,617

As of September 30, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	556	12/17/21	$124,699,189	$119,477,450	$(5,221,739)

Total Futures Contracts			$124,699,189	$119,477,450	$(5,221,739)

Summary of the Portfolio’s investments as of September 30, 2021, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,042,030,147	—	—	$13,042,030,147
Temporary Cash Investments	124,927,470	—	—	124,927,470
Futures Contracts**	(5,221,739)	—	—	(5,221,739)

TOTAL	$13,161,735,878	—	—	$13,161,735,878

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2021, the Fund consisted of one hundred and one operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1.    FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2021, the total cost of securities for federal income tax purposes was $10,461,909.

RECENTLY ISSUED ACCOUNTING STANDARDS

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolio is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the _Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

CORONAVIRUS (COVID-19) PANDEMIC

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

SUBSEQUENT EVENT EVALUATIONS

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolio.

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (3.1%)
	Accrete, Inc.	20,600	$395,178
#	Adways, Inc.	94,000	662,371
#	Aeria, Inc.	15,800	62,950
	Akatsuki, Inc.	45,400	1,296,957
*	Allied Architects, Inc.	13,500	88,998
*	AlphaPolis Co., Ltd.	10,700	343,604
	Amuse, Inc.	29,200	619,241
	ARTERIA Networks Corp.	49,900	734,339
	Asahi Broadcasting Group Holdings Corp.	57,600	382,661
#	Asahi Net, Inc.	109,100	749,380
*	Atrae, Inc.	93,600	1,983,263
	Avex, Inc.	234,900	3,143,114
#*	Bengo4.com, Inc.	44,400	2,540,417
#*	Broadmedia Corp.	5,520	39,569
	Broccoli Co., Ltd.	4,400	57,100
*	CareerIndex, Inc.	6,500	53,324
#	Carta Holdings, Inc.	28,300	646,150
	Ceres, Inc.	50,700	1,189,270
*	COLOPL, Inc.	86,300	620,996
*	COOKPAD, Inc.	183,200	405,604
	Daiichikosho Co., Ltd.	26,300	973,818
	DeNA Co., Ltd.	338,900	6,286,158
	Digital Holdings, Inc.	56,800	939,904
#	Dip Corp.	195,400	7,455,780
#*	Drecom Co., Ltd.	22,600	104,986
*	eBook Initiative Japan Co., Ltd.	21,100	852,523
#	Faith, Inc.	56,010	363,313
	FAN Communications, Inc.	189,000	765,076
	Fibergate, Inc.	19,700	268,929
*	FreakOut Holdings, Inc.	5,800	104,301
	Freebit Co., Ltd.	55,300	592,762
	Fuji Media Holdings, Inc.	116,600	1,233,863
#*	GA Technologies Co., Ltd.	2,400	21,807
	Gakken Holdings Co., Ltd.	132,500	1,445,371
	geechs, Inc.	8,300	111,297
	Gree, Inc.	722,000	3,977,077
#	Gumi, Inc.	182,400	1,320,658
	GungHo Online Entertainment, Inc.	273,700	5,018,519
#*	Imagica Group, Inc.	112,500	522,739
	Imagineer Co., Ltd.	1,600	14,612
	Intage Holdings, Inc.	223,800	3,278,459
	Internet Initiative Japan, Inc.	205,400	7,095,979
#	IPS, Inc.	17,200	317,206
	ITmedia, Inc.	53,900	1,096,139
#*	Itokuro, Inc.	46,200	407,705
*	Jimoty, Inc.	1,000	30,444
#	J-Stream, Inc.	19,000	197,836
	Kamakura Shinsho, Ltd.	25,700	197,396
*	KLab, Inc.	217,400	1,216,105
	Legs Co., Ltd.	20,700	359,815
*	LIFULL Co., Ltd.	444,000	1,469,606
*	Link-U, Inc.	2,500	27,410
#*	Macbee Planet, Inc.	2,400	192,725

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Macromill, Inc.	234,500	$1,740,511
	MarkLines Co., Ltd.	72,900	2,024,867
	Marvelous, Inc.	195,700	1,235,150
#	Members Co., Ltd.	50,400	1,571,674
#	Mixi, Inc.	259,600	5,838,933
*	Mobile Factory, Inc.	10,500	99,406
#	MTI, Ltd.	133,200	908,348
*	Mynet, Inc.	3,500	20,355
*	NexTone, Inc.	26,300	747,187
	Okinawa Cellular Telephone Co.	82,400	4,024,430
#	Orchestra Holdings, Inc.	3,000	112,242
	Oricon, Inc.	25,600	234,454
#*	PR Times, Inc.	11,900	336,989
	Proto Corp.	160,300	2,208,346
#	Septeni Holdings Co., Ltd.	437,600	1,853,658
#*	Shobunsha Holdings, Inc.	214,700	969,113
	SKY Perfect JSAT Holdings, Inc.	930,500	3,565,832
	SoldOut, Inc.	6,300	92,441
	TBS Holdings, Inc.	26,400	403,397
	Tohokushinsha Film Corp.	94,800	568,415
#*	Tokyu Recreation Co., Ltd.	19,200	852,240
#	Tow Co., Ltd.	259,000	795,914
	Trenders, Inc.	2,800	27,908
	TV Asahi Holdings Corp.	98,500	1,538,389
	Tv Tokyo Holdings Corp.	75,900	1,512,781
	Usen-Next Holdings Co., Ltd.	73,500	2,295,216
	ValueCommerce Co., Ltd.	111,400	4,756,573
#	V-Cube, Inc.	80,700	1,133,453
	Vector, Inc.	207,600	2,146,668
	Wowow, Inc.	37,900	826,745
#	Zenrin Co., Ltd.	229,350	2,201,397

TOTAL COMMUNICATION SERVICES			110,917,836

CONSUMER DISCRETIONARY — (14.3%)
	Adastria Co., Ltd.	160,640	2,952,184
#	Adventure, Inc.	8,800	704,167
	Aeon Fantasy Co., Ltd.	48,932	946,245
	Ahresty Corp.	152,700	626,922
#*	Aigan Co., Ltd.	60,800	120,675
	Ainavo Holdings Co., Ltd.	5,600	51,340
	Aisan Industry Co., Ltd.	213,700	1,599,465
*	Akebono Brake Industry Co., Ltd.	578,900	1,133,129
#	Alleanza Holdings Co., Ltd.	80,800	1,027,040
	Alpen Co., Ltd.	104,100	2,893,644
	Alpha Corp.	38,400	438,676
	Amiyaki Tei Co., Ltd.	28,200	739,662
#	AOKI Holdings, Inc.	244,500	1,586,121
#*	Aoyama Trading Co., Ltd.	249,400	1,886,178
	Arata Corp.	87,800	3,460,744
	Arcland Service Holdings Co., Ltd.	94,800	2,027,581
	Asahi Co., Ltd.	110,100	1,315,188
#	Asante, Inc.	43,400	692,411
*	Ashimori Industry Co., Ltd.	29,499	274,601
	ASKUL Corp.	226,900	3,327,084
	Asti Corp.	19,400	324,997
#	Atom Corp.	229,100	1,614,419
*	Atsugi Co., Ltd.	103,500	596,386
	Aucnet, Inc.	61,600	1,256,678
#	Autobacs Seven Co., Ltd.	438,800	5,828,431

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Avantia Co., Ltd.	74,800	$600,570
	Baroque Japan, Ltd.	90,200	719,187
*	Beaglee, Inc.	17,700	238,512
#	Beauty Garage, Inc.	20,100	655,052
	Beenos, Inc.	12,600	355,465
#	Belluna Co., Ltd.	335,500	2,551,158
	Benesse Holdings, Inc.	248,000	5,608,004
#	Bic Camera, Inc.	394,200	3,757,607
#	Bike O & Co., Ltd.	33,600	431,032
	Bookoff Group Holdings, Ltd.	66,600	589,191
	Can Do Co., Ltd.	65,100	1,112,597
	Central Automotive Products, Ltd.	81,500	2,215,695
#	Central Sports Co., Ltd.	45,800	1,061,701
#	Chieru Co., Ltd.	1,900	22,321
	Chiyoda Co., Ltd.	110,800	844,440
	Chofu Seisakusho Co., Ltd.	128,100	2,406,914
	Chuo Spring Co., Ltd.	81,700	810,019
	Cleanup Corp.	139,400	724,638
#	Colowide Co., Ltd.	8,100	127,790
#	Corona Corp.	97,200	793,360
#*	Create Restaurants Holdings, Inc.	558,900	4,965,419
*	CROOZ, Inc.	19,600	233,773
#	Curves Holdings Co., Ltd.	157,000	1,303,799
#	Daido Metal Co., Ltd.	256,600	1,409,828
#*	Daidoh, Ltd.	97,800	149,875
	Daikoku Denki Co., Ltd.	56,400	640,848
	Daikyonishikawa Corp.	255,500	1,486,514
#	Daimaruenawin Co., Ltd.	3,400	45,995
	Dainichi Co., Ltd.	67,100	469,304
	DCM Holdings Co., Ltd.	735,000	7,120,080
	Diamond Electric Holdings Co., Ltd.	5,100	102,441
	Doshisha Co., Ltd.	156,400	2,454,576
	Doutor Nichires Holdings Co., Ltd.	186,086	2,940,128
#	Dynic Corp.	36,400	255,992
#	Eagle Industry Co., Ltd.	168,200	1,859,194
#	EAT& Holdings Co, Ltd.	33,000	698,820
#	EDION Corp.	546,800	5,154,124
	Enigmo, Inc.	157,600	1,755,603
	ES-Con Japan, Ltd.	11,800	85,473
	Eslead Corp.	47,700	712,380
	ESTELLE Holdings Co., Ltd.	12,600	73,825
#	Exedy Corp.	191,400	2,920,294
#	FCC Co., Ltd.	231,100	3,255,636
	Felissimo Corp.	20,600	322,442
	Fields Corp.	23,100	112,214
	Fine Sinter Co., Ltd.	10,300	162,638
	First Juken Co., Ltd.	46,400	552,143
#	First-corp, Inc.	45,300	322,771
#	FJ Next Co., Ltd.	106,600	995,476
	Foster Electric Co., Ltd.	134,000	1,105,605
	F-Tech, Inc.	88,600	490,086
	Fuji Corp.	72,800	807,369
	Fuji Corp., Ltd.	175,400	1,144,883
	Fuji Kyuko Co., Ltd.	8,600	368,887
	Fujibo Holdings, Inc.	66,200	2,500,356
#	Fujikura Composites, Inc.	127,100	880,800
	Fujishoji Co., Ltd.	52,700	440,658
*	Fujita Kanko, Inc.	8,800	215,575
#	FuKoKu Co., Ltd.	66,400	631,919

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Furukawa Battery Co., Ltd. (The)	88,000	$1,190,892
	Furyu Corp.	113,200	1,805,745
	Futaba Industrial Co., Ltd.	346,800	1,474,391
#	Gakkyusha Co., Ltd.	49,300	617,524
#	Genki Sushi Co., Ltd.	29,900	796,486
#	Geo Holdings Corp.	213,100	2,402,814
*	Gfoot Co., Ltd.	19,400	70,611
	Gift, Inc.	20,300	529,102
#	GLOBERIDE, Inc.	106,198	3,727,521
#*	Gokurakuyu Holdings Co., Ltd.	24,900	68,209
	Golf Digest Online, Inc.	64,100	783,318
#	GSI Creos Corp.	63,184	602,890
	G-Tekt Corp.	145,100	1,888,682
	Gunze, Ltd.	102,300	3,983,142
	H2O Retailing Corp.	542,045	4,685,228
	Hagihara Industries, Inc.	79,000	1,184,527
*	Hakuyosha Co., Ltd.	12,400	235,474
#	Hamee Corp.	36,100	451,859
	Handsman Co., Ltd.	43,500	672,147
	Happinet Corp.	99,600	1,341,242
	Harada Industry Co., Ltd.	23,300	197,762
	Hard Off Corp. Co., Ltd.	58,800	414,601
	Haruyama Holdings, Inc.	54,800	293,059
	Heian Ceremony Service Co., Ltd.	8,300	67,325
	Heiwa Corp.	146,200	2,736,914
	HI-LEX Corp.	119,400	1,888,462
	Himaraya Co., Ltd.	32,100	350,095
	Hinokiya Group Co., Ltd.	8,900	185,879
#	H-One Co., Ltd.	136,000	888,665
	Honeys Holdings Co., Ltd.	118,640	1,171,671
	Hoosiers Holdings	227,700	1,376,384
#*	Hotland Co., Ltd.	41,100	511,487
	House Do Co., Ltd.	57,400	524,471
	IBJ, Inc.	125,900	1,276,829
#	Ichibanya Co., Ltd.	95,758	3,910,637
	Ichikoh Industries, Ltd.	186,900	1,001,674
	IDOM, Inc.	380,600	3,429,619
	IJTT Co., Ltd.	143,880	778,274
#	Imasen Electric Industrial	50,200	313,647
#	Isetan Mitsukoshi Holdings, Ltd.	88,800	667,396
	Izuhakone Railway Co., Ltd.	300	0
#	Izumi Co., Ltd.	42,600	1,417,307
	J Front Retailing Co., Ltd.	465,600	4,487,959
#	Janome Sewing Machine Co., Ltd.	109,400	715,725
#	Japan Best Rescue System Co., Ltd.	114,400	1,289,819
	Japan Wool Textile Co., Ltd. (The)	347,600	3,154,406
#	JFLA Holdings, Inc.	106,300	380,534
#	JINS Holdings, Inc.	82,900	6,042,717
#*	Joban Kosan Co., Ltd.	42,799	581,872
#	Joshin Denki Co., Ltd.	109,800	2,484,799
	Joyful Honda Co., Ltd.	81,400	1,126,752
	JP-Holdings, Inc.	360,900	968,924
	JVCKenwood Corp.	1,051,800	1,970,584
#*	Kasai Kogyo Co., Ltd.	172,100	579,659
	Kawai Musical Instruments Manufacturing Co., Ltd.	36,600	1,186,418
	Keiyo Co., Ltd.	245,000	1,779,532
	KeyHolder, Inc.	2,100	14,548
#	KFC Holdings Japan, Ltd.	84,900	2,250,560
#	King Co., Ltd.	54,100	245,206

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	Kintetsu Department Store Co., Ltd.	53,900	$1,306,464
#	Ki-Star Real Estate Co., Ltd.	48,700	2,470,246
	Kohnan Shoji Co., Ltd.	152,700	5,023,845
#	Kojima Co., Ltd.	197,700	1,190,357
#	Komatsu Matere Co., Ltd.	212,600	1,836,615
	KOMEDA Holdings Co., Ltd.	304,100	6,032,479
	Komehyo Holdings Co., Ltd.	42,400	719,828
	Komeri Co., Ltd.	206,400	5,006,345
#	Konaka Co., Ltd.	163,506	533,485
#	K’s Holdings Corp.	461,200	4,765,227
#	KU Holdings Co., Ltd.	115,500	1,157,713
	Kura Sushi, Inc.	38,600	1,391,035
	Kurabo Industries, Ltd.	119,500	2,195,097
	KYB Corp.	131,300	3,551,138
	LEC, Inc.	156,800	1,519,765
	LITALICO, Inc.	101,600	3,170,855
#	Locondo, Inc.	20,800	256,956
	Look Holdings, Inc.	35,900	436,110
	Mamiya-Op Co., Ltd.	25,100	149,575
#	Mars Group Holdings Corp.	83,200	1,223,988
	Maruzen CHI Holdings Co., Ltd.	106,300	367,581
	Matsuoka Corp.	10,200	130,464
	Matsuyafoods Holdings Co., Ltd.	56,700	1,875,327
	Media Do Co., Ltd.	54,200	2,377,241
	Meiko Network Japan Co., Ltd.	116,000	673,155
	Meiwa Estate Co., Ltd.	78,000	442,824
	Mikuni Corp.	154,900	447,537
#*	Mitsuba Corp.	209,590	1,244,654
	Mizuno Corp.	118,000	2,806,883
	Monogatari Corp. (The)	70,400	4,934,559
	Morito Co., Ltd.	107,800	683,755
	MrMax Holdings, Ltd.	161,600	987,226
	Murakami Corp.	31,800	819,619
	Musashi Seimitsu Industry Co., Ltd.	302,800	5,304,625
#	Nafco Co., Ltd.	53,200	885,564
	Nagase Brothers, Inc.	200	10,118
#	Nagawa Co., Ltd.	48,800	5,384,155
#	Nakayamafuku Co., Ltd.	74,400	282,312
#	New Art Holdings Co., Ltd.	28,734	312,890
	Nextage Co., Ltd.	292,600	5,722,021
	NHK Spring Co., Ltd.	779,556	5,547,915
	Nichirin Co., Ltd.	61,160	973,756
	Nihon House Holdings Co., Ltd.	283,600	1,060,406
	Nihon Plast Co., Ltd.	107,800	635,898
	Nihon Tokushu Toryo Co., Ltd.	81,900	763,644
	Nikki Co., Ltd.	2,100	33,907
#	Nippon Felt Co., Ltd.	84,000	337,933
#	Nippon Piston Ring Co., Ltd.	49,800	649,349
	Nippon Seiki Co., Ltd.	303,200	3,186,309
	Nishikawa Rubber Co., Ltd.	36,700	551,589
#	Nishimatsuya Chain Co., Ltd.	267,200	3,377,259
	Nissan Shatai Co., Ltd.	495,000	3,536,064
	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	371,255
	Nittan Valve Co., Ltd.	93,500	333,003
	Nojima Corp.	201,000	5,170,647
	NOK Corp.	226,800	2,656,790
	Ohashi Technica, Inc.	68,600	948,741
#	Ohsho Food Service Corp.	86,600	4,735,022
*	Oisix ra daichi, Inc.	129,000	5,718,228

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Onward Holdings Co., Ltd.	688,200	$2,226,648
	Ozu Corp.	22,200	395,024
	Pacific Industrial Co., Ltd.	283,500	2,991,425
	PAL GROUP Holdings Co., Ltd.	139,800	2,321,580
	PAPYLESS Co., Ltd.	33,900	437,949
	Paris Miki Holdings, Inc.	131,400	313,444
	PC Depot Corp.	183,381	768,622
	People Co., Ltd.	14,600	131,425
	Piolax, Inc.	196,900	2,733,445
	Plenus Co., Ltd.	64,000	1,249,965
*	Premium Water Holdings, Inc.	8,100	224,509
#	Press Kogyo Co., Ltd.	629,500	1,922,999
#	Pressance Corp.	109,900	1,804,060
*	QB Net Holdings Co., Ltd.	41,800	745,319
	Raccoon Holdings, Inc.	111,700	1,561,837
*	Regal Corp.	1,500	25,759
#	Renaissance, Inc.	36,200	409,832
	Resorttrust, Inc.	523,464	10,274,918
	Rhythm Co., Ltd.	43,600	565,371
	Riberesute Corp.	46,100	343,136
#	Ride On Express Holdings Co., Ltd.	46,900	682,498
#*	Right On Co., Ltd.	100,725	654,870
	Riken Corp.	59,500	1,511,724
	Riso Kyoiku Co., Ltd.	671,200	2,647,319
	Rock Field Co., Ltd.	94,800	1,462,607
	Roland Corp.	36,800	1,685,128
	Sac’s Bar Holdings, Inc.	130,950	669,319
	Saizeriya Co., Ltd.	187,300	4,877,670
	San Holdings, Inc.	59,900	807,854
	Sanei Architecture Planning Co., Ltd.	55,200	993,234
	Sangetsu Corp.	291,250	3,951,778
#	Sankyo Co., Ltd.	218,700	5,436,786
	Sankyo Seiko Co., Ltd.	248,900	1,231,555
#	Sanoh Industrial Co., Ltd.	174,600	1,585,105
	Sanyei Corp.	4,300	77,190
#	Sanyo Electric Railway Co., Ltd.	112,598	1,975,029
*	Sanyo Shokai, Ltd.	64,699	607,112
#	Scroll Corp.	189,200	1,463,598
	Seiko Holdings Corp.	165,881	3,342,629
	Seiren Co., Ltd.	304,000	5,718,998
	Senshukai Co., Ltd.	174,600	623,671
*	Shidax Corp.	149,800	697,961
	Shikibo, Ltd.	68,600	588,090
#	Shimojima Co., Ltd.	48,800	552,469
	Shin-Nihon Tatemono Co., Ltd.	26,200	96,605
	Shoei Co., Ltd.	152,600	6,884,861
*	Silver Life Co., Ltd.	15,300	226,932
	Snow Peak, Inc.	97,400	4,246,685
#	SNT Corp.	197,100	422,452
	Soft99 Corp.	84,400	924,032
	Sotoh Co., Ltd.	49,100	365,909
#	Space Value Holdings Co., Ltd.	199,500	1,486,918
	SPK Corp.	48,600	607,552
	Sprix, Ltd.	31,300	288,318
	St Marc Holdings Co., Ltd.	111,200	1,627,522
#	Step Co., Ltd.	61,500	1,060,281
	Suminoe Textile Co., Ltd.	32,800	557,547
	Sumitomo Riko Co., Ltd.	252,100	1,718,585
	Suncall Corp.	129,600	528,853

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	SuRaLa Net Co., Ltd.	2,700	$54,447
	Syuppin Co., Ltd.	134,200	1,535,910
#	T RAD Co., Ltd.	43,500	1,203,661
	Tachikawa Corp.	71,600	839,729
	Tachi-S Co., Ltd.	203,740	2,309,262
#	Taiho Kogyo Co., Ltd.	113,300	847,378
	Takashimaya Co., Ltd.	848,600	9,447,164
	Takasho Co., Ltd.	15,400	125,037
*	Take And Give Needs Co., Ltd.	7,410	77,791
	Takihyo Co., Ltd.	30,600	520,694
	Tama Home Co., Ltd.	107,600	2,610,542
	Tamron Co., Ltd.	105,800	2,508,880
#	Tbk Co., Ltd.	155,300	583,611
#	Tear Corp.	60,900	272,082
	Temairazu, Inc.	14,900	853,877
	Tenpos Holdings Co., Ltd.	1,500	30,804
#	T-Gaia Corp.	138,100	2,451,422
	Tigers Polymer Corp.	79,800	305,642
	Toa Corp.	161,700	1,202,973
	Toabo Corp.	45,799	177,472
	Tokai Rika Co., Ltd.	326,000	4,664,317
	Token Corp.	47,250	4,180,575
*	Tokyo Base Co., Ltd.	130,100	822,578
	Tokyo Individualized Educational Institute, Inc.	103,700	618,719
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	131,193
	Tokyotokeiba Co., Ltd.	99,900	3,914,231
	Tomy Co., Ltd.	582,293	5,939,952
	Topre Corp.	224,500	2,651,346
#	Toridoll Holdings Corp.	316,400	7,970,593
	Tosho Co., Ltd.	10,200	176,381
	TPR Co., Ltd.	159,300	2,126,618
	Treasure Factory Co., Ltd.	10,300	84,906
	TS Tech Co., Ltd.	410,086	5,269,228
*	TSI Holdings Co., Ltd.	310,995	986,197
*	Tsukada Global Holdings, Inc.	86,100	275,950
#	Tsukamoto Corp. Co., Ltd.	18,100	227,192
	Tsutsumi Jewelry Co., Ltd.	41,500	805,437
	Twinbird Corp.	9,200	78,927
	Unipres Corp.	241,100	1,976,459
	United Arrows, Ltd.	700	13,727
*	Unitika, Ltd.	373,200	1,313,804
	Univance Corp.	10,000	48,470
*	Universal Entertainment Corp.	86,500	1,944,854
	Valuence Holdings, Inc.	1,600	45,342
*	Village Vanguard Co., Ltd.	36,600	361,746
	VT Holdings Co., Ltd.	526,200	2,581,904
	Wacoal Holdings Corp.	269,100	5,703,350
	Waseda Academy Co., Ltd.	43,600	384,575
#	Watts Co., Ltd.	52,100	408,803
	Weds Co., Ltd.	14,500	68,309
#*	World Co., Ltd.	87,900	1,171,273
	Xebio Holdings Co., Ltd.	165,200	1,676,382
	Yachiyo Industry Co., Ltd.	43,500	387,180
	Yagi & Co., Ltd.	18,600	247,909
#*	Yamae Hisano Co., Ltd.	9,400	108,954
	Yamato International, Inc.	100,500	294,592
	Yasunaga Corp.	53,200	588,398
	Yellow Hat, Ltd.	222,800	3,886,460
	Yondoshi Holdings, Inc.	97,520	1,598,331

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Yorozu Corp.	134,600	$1,445,627
	Yutaka Giken Co., Ltd.	8,700	154,706
	Zojirushi Corp.	14,700	235,260

TOTAL CONSUMER DISCRETIONARY			507,451,934

CONSUMER STAPLES — (7.4%)
#	Aeon Hokkaido Corp.	192,500	2,138,143
#	AFC-HD AMS Life Science Co., Ltd.	53,800	591,454
	Ain Holdings, Inc.	83,300	5,189,994
#	Albis Co., Ltd.	38,700	824,841
	Arcs Co., Ltd.	274,400	5,573,284
	Artnature, Inc.	116,400	754,887
#	Axial Retailing, Inc.	108,000	3,660,067
	Belc Co., Ltd.	67,800	3,552,654
	Bourbon Corp.	54,800	1,187,537
	Bull-Dog Sauce Co., Ltd.	3,000	63,381
	Cawachi, Ltd.	77,000	1,559,317
#*	C’BON COSMETICS Co., Ltd.	10,800	181,462
	Chubu Shiryo Co., Ltd.	152,100	1,554,476
	Chuo Gyorui Co., Ltd.	9,800	256,371
	cocokara fine, Inc.	127,060	9,509,949
	Como Co., Ltd.	2,600	61,952
#	Cota Co., Ltd.	103,265	1,538,184
	Create SD Holdings Co., Ltd.	106,700	3,585,925
	Daikokutenbussan Co., Ltd.	36,700	2,157,853
	Delica Foods Holdings Co., Ltd.	66,400	387,200
#	DyDo Group Holdings, Inc.	59,300	3,024,162
	Earth Corp.	69,600	4,248,685
	Ebara Foods Industry, Inc.	30,900	701,214
	Eco’s Co., Ltd.	46,600	817,992
	Ensuiko Sugar Refining Co., Ltd.	86,200	171,921
	Ezaki Glico Co., Ltd.	27,900	1,058,343
	Feed One Co., Ltd.	155,448	1,046,348
*	First Baking Co., Ltd.	12,000	87,312
	Fuji Co., Ltd.	118,700	2,319,044
	Fuji Oil Holdings, Inc.	114,200	2,678,274
	Fujicco Co., Ltd.	129,700	2,250,546
	Fujiya Co., Ltd.	70,000	1,526,615
#	G-7 Holdings, Inc.	142,800	2,614,824
	Genky DrugStores Co., Ltd.	51,000	2,252,863
#	HABA Laboratories, Inc.	15,000	430,366
	Hagoromo Foods Corp.	17,900	511,278
	Halows Co., Ltd.	54,500	1,385,295
	Hayashikane Sangyo Co., Ltd.	29,400	160,019
	Heiwado Co., Ltd.	194,900	3,785,880
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	696,374
	Hokuto Corp.	141,500	2,492,875
#	Ichimasa Kamaboko Co., Ltd.	43,100	362,109
	Imuraya Group Co., Ltd.	61,500	1,277,822
#	Inageya Co., Ltd.	33,600	412,619
	Itochu-Shokuhin Co., Ltd.	35,100	1,665,379
	Itoham Yonekyu Holdings, Inc.	658,600	4,302,635
	Iwatsuka Confectionery Co., Ltd.	8,700	311,833
	JM Holdings Co., Ltd.	77,000	1,437,038
	J-Oil Mills, Inc.	131,200	2,159,790
	Kadoya Sesame Mills, Inc.	15,600	586,003
	Kagome Co., Ltd.	119,500	3,080,457
	Kakiyasu Honten Co., Ltd.	53,400	1,297,237
#	Kameda Seika Co., Ltd.	86,000	3,420,927

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Kaneko Seeds Co., Ltd.	44,700	$621,364
	Kanemi Co., Ltd.	1,200	30,603
#	Kansai Super Market, Ltd.	93,000	1,652,293
	Kato Sangyo Co., Ltd.	152,100	4,503,922
	Kenko Mayonnaise Co., Ltd.	79,700	1,165,373
#	Key Coffee, Inc.	4,900	94,868
	Kitanotatsujin Corp.	293,000	1,224,611
	KOIKE YA, Inc.	300	13,731
#	Kusuri no Aoki Holdings Co., Ltd.	52,400	3,600,916
#	Kyokuyo Co., Ltd.	63,799	1,721,490
	Lacto Japan Co., Ltd.	44,200	1,111,738
	Life Corp.	66,200	2,652,962
	Mandom Corp.	83,700	1,201,261
#	Marudai Food Co., Ltd.	136,300	2,118,685
	Maruha Nichiro Corp.	213,807	5,063,837
	Maxvalu Tokai Co., Ltd.	45,800	1,066,829
	Medical System Network Co., Ltd.	161,200	1,010,656
	Megmilk Snow Brand Co., Ltd.	277,400	5,699,998
	Meito Sangyo Co., Ltd.	57,500	884,363
	Milbon Co., Ltd.	159,852	9,794,742
	Ministop Co., Ltd.	90,500	1,167,156
	Mitsubishi Shokuhin Co., Ltd.	110,000	2,868,576
	Mitsui DM Sugar Holdings Co., Ltd.	111,970	2,021,980
	Miyoshi Oil & Fat Co., Ltd.	42,900	521,857
	Morinaga & Co., Ltd.	160,399	5,915,695
	Morinaga Milk Industry Co., Ltd.	5,200	324,812
	Morozoff, Ltd.	18,900	955,012
#	MTG Co., Ltd.	24,700	371,142
	Nagatanien Holdings Co., Ltd.	76,300	1,440,412
	Nakamuraya Co., Ltd.	28,400	988,337
#	Natori Co., Ltd.	65,000	1,138,867
#	Nichimo Co., Ltd.	17,000	309,273
	Nihon Chouzai Co., Ltd.	73,420	1,123,234
	Niitaka Co., Ltd.	12,360	261,331
	Nippn Corp.	374,600	5,466,255
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	997,092
	Nippon Suisan Kaisha, Ltd.	1,912,300	11,112,029
	Nishimoto Co., Ltd.	19,500	650,908
	Nisshin Oillio Group, Ltd. (The)	168,800	4,600,884
	Nissin Sugar Co., Ltd.	103,300	1,586,515
	Nitto Fuji Flour Milling Co., Ltd.	16,200	481,543
	Noevir Holdings Co., Ltd.	73,400	3,500,659
	Oenon Holdings, Inc.	317,700	1,097,484
#*	OIE Sangyo Co., Ltd.	22,000	227,807
	Okuwa Co., Ltd.	155,300	1,643,893
	Olympic Group Corp.	52,200	362,757
#	OUG Holdings, Inc.	21,300	551,310
#	Pickles Corp.	53,600	896,075
#	Prima Meat Packers, Ltd.	183,500	4,648,522
	Qol Holdings Co., Ltd.	167,400	2,264,823
	Retail Partners Co., Ltd.	107,600	1,194,296
	Riken Vitamin Co., Ltd.	148,900	2,501,809
	Rokko Butter Co., Ltd.	84,200	1,273,904
	S Foods, Inc.	116,762	3,209,813
	S&B Foods, Inc.	42,798	1,765,709
#	Sagami Rubber Industries Co., Ltd.	57,700	561,184
	Sakata Seed Corp.	14,000	438,983
	San-A Co., Ltd.	116,600	4,159,042
	Sapporo Holdings, Ltd.	390,700	8,966,789

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Sato Foods Co., Ltd.	800	$39,746
	Satudora Holdings Co., Ltd.	1,300	26,453
#	Shinnihonseiyaku Co., Ltd.	24,000	405,018
	Shinobu Foods Products Co., Ltd.	1,600	9,324
	Shoei Foods Corp.	68,000	2,628,146
	Showa Sangyo Co., Ltd.	114,300	2,858,739
#	Soiken Holdings, Inc.	24,200	75,076
	ST Corp.	30,100	478,843
	Starzen Co., Ltd.	90,600	1,765,197
	Takara Holdings, Inc.	118,800	1,712,343
*	Toho Co., Ltd.	49,900	775,721
#	Torigoe Co., Ltd. (The)	94,500	655,275
	Toyo Sugar Refining Co., Ltd.	14,500	156,158
#	Transaction Co., Ltd.	89,700	959,739
	United Super Markets Holdings, Inc.	353,200	3,480,149
	Valor Holdings Co., Ltd.	225,800	4,878,053
	Warabeya Nichiyo Holdings Co., Ltd.	88,260	2,014,190
#	Watahan & Co., Ltd.	97,400	1,102,431
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	567,094
	YAKUODO Holdings Co., Ltd.	69,400	1,509,702
	Yamami Co.	1,200	22,361
	YA-MAN, Ltd.	194,200	2,355,915
	Yamatane Corp.	61,600	877,803
#	Yamaya Corp.	25,000	555,351
#	Yamazawa Co., Ltd.	11,800	183,418
#	Yaoko Co., Ltd.	19,200	1,181,395
#	Yokohama Reito Co., Ltd.	322,900	2,559,738
	Yomeishu Seizo Co., Ltd.	48,700	817,784
*	Yoshimura Food Holdings KK	29,300	197,299
#	Yuasa Funashoku Co., Ltd.	14,300	402,308
	Yutaka Foods Corp.	3,900	66,426

TOTAL CONSUMER STAPLES			263,022,216

ENERGY — (1.0%)
	BP Castrol K.K.	44,100	554,153
	Cosmo Energy Holdings Co., Ltd.	348,300	7,885,338
	Fuji Kosan Co., Ltd.	4,400	39,998
	Fuji Oil Co., Ltd.	292,200	702,529
	Itochu Enex Co., Ltd.	356,500	3,204,329
	Japan Oil Transportation Co., Ltd.	15,500	374,172
	Japan Petroleum Exploration Co., Ltd.	226,200	4,235,064
	Mitsuuroko Group Holdings Co., Ltd.	203,900	2,665,668
	Modec, Inc.	134,300	2,130,418
	Nippon Coke & Engineering Co., Ltd.	978,100	1,239,153
	Sala Corp.	324,100	1,869,370
#	San-Ai Oil Co., Ltd.	396,200	5,227,051
	Sinanen Holdings Co., Ltd.	47,500	1,546,490
	Toa Oil Co., Ltd.	46,200	1,197,627
	Toyo Kanetsu K.K.	48,700	1,139,219

TOTAL ENERGY			34,010,579

FINANCIALS — (8.3%)
	77 Bank, Ltd. (The)	364,552	4,150,374
#	Advance Create Co., Ltd.	63,400	599,999
	AEON Financial Service Co., Ltd.	79,700	1,009,190
	Aichi Bank, Ltd. (The)	48,700	1,576,630
#	Aiful Corp.	2,177,800	7,299,489
#	Aizawa Securities Co., Ltd.	214,900	1,930,639

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Akatsuki Corp.	144,000	$478,326
	Akita Bank, Ltd. (The)	88,440	1,152,594
	Anicom Holdings, Inc.	108,300	914,283
#	Aomori Bank, Ltd. (The)	125,000	2,397,558
	Aozora Bank, Ltd.	58,800	1,437,869
#	Aruhi Corp.	135,900	1,584,372
	Asax Co., Ltd.	9,300	60,663
	Awa Bank, Ltd. (The)	242,300	4,737,938
#	Bank of Iwate, Ltd. (The)	82,982	1,273,022
#	Bank of Kochi, Ltd. (The)	56,100	417,095
	Bank of Nagoya, Ltd. (The)	75,630	1,789,747
*	Bank of Okinawa, Ltd. (The)	145,260	3,642,757
	Bank of Saga, Ltd. (The)	86,320	1,134,009
	Bank of the Ryukyus, Ltd.	262,280	1,841,589
#	Bank of Toyama, Ltd. (The)	14,500	292,786
#	Casa, Inc.	26,400	232,566
	Chiba Kogyo Bank, Ltd. (The)	264,158	661,066
	Chugoku Bank, Ltd. (The)	580,000	4,463,700
	Chukyo Bank, Ltd. (The)	70,400	876,658
	Credit Saison Co., Ltd.	719,500	9,434,698
	Daishi Hokuetsu Financial Group, Inc.	271,000	6,149,350
	Daito Bank, Ltd. (The)	62,600	380,965
*	Dream Incubator, Inc.	15,700	121,087
	eGuarantee, Inc.	202,400	4,498,632
#	Ehime Bank, Ltd. (The)	216,700	1,526,875
	Entrust, Inc.	54,900	372,046
	FIDEA Holdings Co., Ltd.	128,790	1,465,002
	First Bank of Toyama, Ltd. (The)	319,000	844,145
	First Brothers Co., Ltd.	34,600	332,983
	Fukui Bank, Ltd. (The)	136,000	1,910,322
#*	Fukushima Bank, Ltd. (The)	17,200	39,533
	Fuyo General Lease Co., Ltd.	119,500	8,220,084
	GCA Corp.	125,600	1,564,580
	GMO Financial Holdings, Inc.	258,700	1,965,381
	Gunma Bank, Ltd. (The)	1,901,540	6,123,980
	Hachijuni Bank, Ltd. (The)	1,378,300	4,909,550
	Hirogin Holdings, Inc.	1,512,200	8,618,443
#	Hirose Tusyo, Inc.	20,800	430,535
*	Hokkoku Bank, Ltd. (The)	150,800	2,945,678
	Hokuhoku Financial Group, Inc.	832,900	6,367,834
	Hyakugo Bank, Ltd. (The)	1,433,909	4,168,859
	Hyakujushi Bank, Ltd. (The)	134,700	1,879,975
	Ichiyoshi Securities Co., Ltd.	230,400	1,416,532
#	IwaiCosmo Holdings, Inc.	123,900	1,534,674
	Iyo Bank, Ltd. (The)	1,002,118	5,143,883
*	J Trust Co., Ltd.	345,400	1,535,419
	Jaccs Co., Ltd.	150,900	4,104,492
	Jafco Group Co., Ltd.	204,100	13,027,802
#*	Japan Asia Investment Co., Ltd.	93,300	206,015
	Japan Investment Adviser Co., Ltd.	70,300	852,299
	Japan Securities Finance Co., Ltd.	581,200	4,492,649
#	Jimoto Holdings, Inc.	113,150	693,995
#	J-Lease Co., Ltd.	31,900	593,083
*	Juroku Bank, Ltd. (The)	191,700	3,765,274
	Keiyo Bank, Ltd. (The)	700,300	2,810,556
	Kita-Nippon Bank, Ltd. (The)	43,506	621,849
	Kiyo Bank, Ltd. (The)	430,890	6,097,562
	Kyokuto Securities Co., Ltd.	152,800	1,107,704
	Kyushu Financial Group, Inc.	1,545,837	5,535,863

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Kyushu Leasing Service Co., Ltd.	34,000	$186,762
#*	M&A Capital Partners Co., Ltd.	92,100	5,090,751
#	Marusan Securities Co., Ltd.	336,700	1,918,358
#	Matsui Securities Co., Ltd.	450,500	3,272,613
	Mebuki Financial Group, Inc.	1,100,400	2,410,859
#	Mercuria Holdings Co., Ltd.	70,500	483,299
#	Michinoku Bank, Ltd. (The)	261,898	2,080,311
#	Minkabu The Infonoid, Inc.	21,700	682,961
#	Mito Securities Co., Ltd.	359,500	972,317
	Miyazaki Bank, Ltd. (The)	107,900	2,016,907
	Mizuho Leasing Co., Ltd.	188,600	6,118,475
#	Monex Group, Inc.	1,111,400	5,765,529
#	Money Partners Group Co., Ltd.	149,100	296,553
	Morningstar Japan KK	76,200	356,475
	Mortgage Service Japan, Ltd.	22,900	215,725
#	Musashino Bank, Ltd. (The)	205,300	3,367,343
#	Nagano Bank, Ltd. (The)	43,899	441,342
	Nanto Bank, Ltd. (The)	191,700	3,431,497
	NEC Capital Solutions, Ltd.	60,200	1,139,358
	Nishi-Nippon Financial Holdings, Inc.	842,300	5,389,742
	North Pacific Bank, Ltd.	1,824,600	4,147,658
#*	OAK Capital Corp.	319,800	285,840
	Ogaki Kyoritsu Bank, Ltd. (The)	238,100	4,215,634
	Oita Bank, Ltd. (The)	84,199	1,418,607
	Okasan Securities Group, Inc.	1,062,700	3,847,831
	Orient Corp.	2,808,900	4,152,670
	Premium Group Co., Ltd.	39,700	1,228,673
	Ricoh Leasing Co., Ltd.	100,800	3,342,920
	San ju San Financial Group, Inc.	118,793	1,500,203
	San-In Godo Bank, Ltd. (The)	977,400	4,905,431
	Sawada Holdings Co., Ltd.	152,200	1,425,822
*	SBI Insurance Group Co., Ltd.	7,600	87,925
	Senshu Ikeda Holdings, Inc.	1,232,328	1,817,271
#	Seven Bank, Ltd.	561,000	1,250,894
	Shiga Bank, Ltd. (The)	300,900	5,107,567
	Shikoku Bank, Ltd. (The)	258,600	1,705,746
	Shimizu Bank, Ltd. (The)	58,200	860,624
#	Sparx Group Co., Ltd.	604,900	1,661,127
#	Strike Co., Ltd.	51,700	1,950,649
#	Suruga Bank, Ltd.	893,400	3,320,108
	Taiko Bank, Ltd. (The)	41,800	553,854
	Tochigi Bank, Ltd. (The)	565,200	926,374
#	Toho Bank, Ltd. (The)	1,298,700	2,485,282
#	Tohoku Bank, Ltd. (The)	64,700	589,278
	Tokai Tokyo Financial Holdings, Inc.	1,409,300	5,088,552
#	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,340,507
	Tomato Bank, Ltd.	54,500	520,465
	TOMONY Holdings, Inc.	937,250	2,756,154
	Tottori Bank, Ltd. (The)	56,400	563,220
#	Towa Bank, Ltd. (The)	210,300	1,022,560
	Toyo Securities Co., Ltd.	390,800	588,242
	Traders Holdings Co., Ltd.	13,720	39,488
	Tsukuba Bank, Ltd.	461,800	747,723
*	Uzabase, Inc.	59,200	1,285,523
	Yamagata Bank, Ltd. (The)	143,600	1,098,974
	Yamaguchi Financial Group, Inc.	1,237,672	7,351,534
	Yamanashi Chuo Bank, Ltd. (The)	162,526	1,229,429

TOTAL FINANCIALS			296,822,643

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (4.5%)
	Advantage Risk Management Co., Ltd.	41,900	$396,035
	ASKA Pharmaceutical Holdings Co., Ltd.	161,700	1,544,242
	Astena Holdings Co., Ltd.	194,800	1,127,883
	BML, Inc.	149,600	5,675,059
#	Carenet, Inc.	130,800	1,626,249
	CE Holdings Co., Ltd.	9,500	52,092
#*	CellSource Co., Ltd.	6,600	1,120,614
	Charm Care Corp. KK	113,900	1,821,827
	CMIC Holdings Co., Ltd.	63,200	844,999
	Create Medic Co., Ltd.	38,700	341,297
	Daiken Medical Co., Ltd.	116,700	641,212
	Daito Pharmaceutical Co., Ltd.	78,580	2,356,229
#	DATA HORIZON Co., Ltd.	3,600	68,546
#	Dvx, Inc.	44,300	427,232
	Eiken Chemical Co., Ltd.	203,900	3,827,051
	Elan Corp.	208,600	2,421,339
	EM Systems Co., Ltd.	219,500	1,576,582
	FALCO HOLDINGS Co., Ltd.	53,300	901,021
	FINDEX, Inc.	94,500	844,736
	France Bed Holdings Co., Ltd.	158,600	1,311,978
	Fuji Pharma Co., Ltd.	99,100	1,038,729
	Fukuda Denshi Co., Ltd.	63,200	5,523,078
	Fuso Pharmaceutical Industries, Ltd.	45,600	1,030,091
#*	GNI Group, Ltd.	54,200	796,797
	H.U. Group Holdings, Inc.	362,400	9,844,038
	Hogy Medical Co., Ltd.	103,900	2,966,515
	Hoshi Iryo-Sanki Co., Ltd.	9,600	349,356
#	I’rom Group Co., Ltd.	31,800	624,667
#*	Japan Animal Referral Medical Center Co., Ltd.	9,600	155,460
*	Japan Hospice Holdings, Inc.	11,300	211,189
	Japan Lifeline Co., Ltd.	396,000	4,862,817
	Japan Medical Dynamic Marketing, Inc.	104,500	2,096,580
	Jeol, Ltd.	30,600	2,228,445
	JMS Co., Ltd.	104,457	780,137
	Kaken Pharmaceutical Co., Ltd.	125,100	5,147,675
	Kanamic Network Co., Ltd.	139,700	766,174
	Kissei Pharmaceutical Co., Ltd.	175,800	3,783,571
	Koa Shoji Holdings Co., Ltd.	4,100	25,581
#	KYORIN Holdings, Inc.	261,400	4,158,461
	Linical Co., Ltd.	71,700	508,192
	Mani, Inc.	149,300	2,847,981
	Medical Data Vision Co., Ltd.	171,100	2,363,664
	Medikit Co., Ltd.	2,000	53,466
	Medius Holdings Co., Ltd.	67,100	567,331
#*	MedPeer, Inc.	74,300	2,521,405
	Menicon Co., Ltd.	104,600	4,073,209
	Mizuho Medy Co., Ltd.	22,400	637,993
	Mochida Pharmaceutical Co., Ltd.	33,098	1,008,092
	Nagaileben Co., Ltd.	5,200	122,022
	Nakanishi, Inc.	240,500	5,476,507
#	Nichi-iko Pharmaceutical Co., Ltd.	323,550	2,605,740
	Nippon Chemiphar Co., Ltd.	13,400	276,109
	Nipro Corp.	768,000	7,968,462
	Nissui Pharmaceutical Co., Ltd.	78,000	704,227
	Paramount Bed Holdings Co., Ltd.	267,500	5,333,768
	Precision System Science Co., Ltd.	4,800	28,005
#	Rion Co., Ltd.	54,600	1,290,099
	Sawai Group Holdings Co., Ltd.	132,400	6,159,865
	Seed Co., Ltd.	72,900	468,557

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Seikagaku Corp.	233,700	$2,221,605
#	Shin Nippon Biomedical Laboratories, Ltd.	125,400	1,056,237
	Ship Healthcare Holdings, Inc.	188,600	4,857,827
#	Shofu, Inc.	69,900	1,350,930
	Software Service, Inc.	19,600	1,394,794
	Solasto Corp.	327,100	4,407,672
	St-Care Holding Corp.	81,600	733,995
#	Taiko Pharmaceutical Co., Ltd.	55,900	456,303
	Techno Medica Co., Ltd.	14,700	226,197
	Toho Holdings Co., Ltd.	298,300	4,845,076
	Tokai Corp.	138,600	2,719,478
	Torii Pharmaceutical Co., Ltd.	94,600	2,483,179
#	Towa Pharmaceutical Co., Ltd.	173,300	4,913,566
	Trans Genic, Inc.	51,100	288,870
	Tsumura & Co.	76,200	2,434,793
	Value HR Co., Ltd.	46,400	747,457
	Vital KSK Holdings, Inc.	272,800	1,940,719
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	347,764
#	WIN-Partners Co., Ltd.	113,300	995,436
	ZERIA Pharmaceutical Co., Ltd.	11,200	205,947

TOTAL HEALTH CARE			158,958,123

INDUSTRIALS — (29.6%)
#	A&A Material Corp.	26,000	233,960
#	Abist Co., Ltd.	19,600	505,862
	Advan Group Co., Ltd.	149,900	1,308,741
	Advanex, Inc.	17,999	213,554
#	Aeon Delight Co., Ltd.	99,700	3,167,889
	Aica Kogyo Co., Ltd.	65,500	2,240,679
	Aichi Corp.	235,900	1,611,665
	Aida Engineering, Ltd.	313,400	2,944,498
	Airtech Japan, Ltd.	2,000	22,212
	AIT Corp.	5,000	54,426
	Ajis Co., Ltd.	28,900	836,677
	Alconix Corp.	151,600	2,190,130
	Alinco, Inc.	80,500	735,001
	Alps Logistics Co., Ltd.	111,600	1,038,211
	Altech Co., Ltd.	10,900	30,505
	Altech Corp.	113,570	2,090,252
#	Anest Iwata Corp.	220,200	1,829,478
	Asahi Diamond Industrial Co., Ltd.	352,700	2,115,440
#	Asahi Kogyosha Co., Ltd.	25,700	790,080
	Asanuma Corp.	44,000	1,807,115
#	Asukanet Co., Ltd.	31,200	235,339
	Bando Chemical Industries, Ltd.	213,500	1,761,216
	BeNext-Yumeshin Group Co.	348,196	4,067,365
#	Br Holdings Corp.	202,000	839,521
	Bunka Shutter Co., Ltd.	361,900	3,648,187
	Canare Electric Co., Ltd.	21,200	324,757
	Careerlink Co., Ltd.	2,100	33,735
	Central Glass Co., Ltd.	227,800	4,233,045
	Central Security Patrols Co., Ltd.	53,000	1,373,702
	Chilled & Frozen Logistics Holdings Co., Ltd.	111,200	1,674,792
#*	Chiyoda Corp.	722,000	2,529,157
	Chiyoda Integre Co., Ltd.	71,700	1,308,672
#*	Chodai Co., Ltd.	21,000	422,283
	Chori Co., Ltd.	73,000	1,242,677
	Chudenko Corp.	200,400	4,047,159
#	Chugai Ro Co., Ltd.	39,100	621,647

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Chuo Warehouse Co., Ltd.	21,000	$188,158
	CKD Corp.	213,800	4,547,210
#	CMC Corp.	30,200	361,009
	Comany, Inc.	4,700	50,927
	Cosel Co., Ltd.	162,700	1,387,249
#	Creek & River Co., Ltd.	67,100	1,101,605
	CTI Engineering Co., Ltd.	73,300	1,722,831
	CTS Co., Ltd.	157,100	1,130,025
	Dai-Dan Co., Ltd.	98,500	2,329,449
#	Daido Kogyo Co., Ltd.	51,800	518,246
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	700,212
	Daihen Corp.	131,800	5,805,524
#	Daiho Corp.	98,600	3,363,911
	Dai-Ichi Cutter Kogyo K.K.	46,300	524,561
	Daiichi Jitsugyo Co., Ltd.	54,200	2,414,953
	Daiichi Kensetsu Corp.	34,300	624,892
#	Daiki Axis Co., Ltd.	41,900	357,788
*	Daiohs Corp.	22,100	210,190
	Daiseki Co., Ltd.	292,755	12,785,561
	Daiseki Eco. Solution Co., Ltd.	22,959	361,826
#	Daisue Construction Co., Ltd.	48,200	420,824
	Daiwa Industries, Ltd.	214,200	2,381,639
	Denyo Co., Ltd.	107,900	2,067,454
	DMG Mori Co., Ltd.	728,000	13,588,114
	DMW Corp.	4,800	157,621
	Duskin Co., Ltd.	281,100	6,528,454
	Ebara Jitsugyo Co., Ltd.	72,400	1,718,442
#	Eidai Co., Ltd.	184,700	494,092
#	EJ Holdings, Inc.	24,200	288,120
	Endo Lighting Corp.	56,300	513,035
	en-japan, Inc.	157,900	5,704,001
	Enshu, Ltd.	26,199	180,483
	Envipro Holdings, Inc.	7,800	142,791
	EPCO Co., Ltd.	12,100	94,401
	Escrow Agent Japan, Inc.	136,700	271,706
	F&M Co., Ltd.	44,400	611,877
*	FDK Corp.	64,298	636,602
#	Forum Engineering, Inc.	16,900	141,141
	Freund Corp.	75,600	621,393
	Fudo Tetra Corp.	108,480	1,745,230
	Fuji Corp.	290,900	7,386,793
	Fuji Die Co., Ltd.	55,300	335,794
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,800	43,448
*	Fujikura, Ltd.	1,714,800	10,058,684
	Fujimak Corp.	12,600	91,898
	Fujisash Co., Ltd.	573,900	395,754
	Fujitec Co., Ltd.	264,100	6,153,322
	Fukuda Corp.	58,900	2,648,952
	Fukushima Galilei Co., Ltd.	83,500	3,694,518
	Fukuvi Chemical Industry Co., Ltd.	10,600	55,847
	Fukuyama Transporting Co., Ltd.	54,757	2,390,539
	FULLCAST Holdings Co., Ltd.	131,600	2,671,048
	Funai Soken Holdings, Inc.	247,470	6,696,410
	Furukawa Co., Ltd.	204,200	2,225,834
	Furukawa Electric Co., Ltd.	424,300	9,291,384
*	Furusato Industries, Ltd.	65,000	1,390,584
	Futaba Corp.	208,200	1,472,299
#	G Three Holdings Corp.	61,200	235,489
	Gecoss Corp.	95,900	755,969

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Giken, Ltd.	44,100	$1,954,828
	Glory, Ltd.	287,055	6,400,873
	Grace Technology, Inc.	110,100	986,819
	gremz, Inc.	14,800	392,849
	GS Yuasa Corp.	375,183	8,483,056
	Hamakyorex Co., Ltd.	108,000	3,241,710
	Hanwa Co., Ltd.	230,300	7,117,897
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	82,415
#	Hazama Ando Corp.	1,294,000	9,278,205
	Helios Techno Holding Co., Ltd.	109,800	328,301
	Hibiya Engineering, Ltd.	121,000	2,118,752
	Hirakawa Hewtech Corp.	70,800	758,864
	Hirano Tecseed Co., Ltd.	59,400	1,394,852
	Hirata Corp.	24,100	1,474,393
	Hisaka Works, Ltd.	127,300	1,003,843
	Hitachi Zosen Corp.	1,034,779	7,910,832
	Hito Communications Holdings, Inc.	43,900	752,926
	Hokuetsu Industries Co., Ltd.	140,700	1,257,410
	Hokuriku Electrical Construction Co., Ltd.	74,200	839,275
	Hosokawa Micron Corp.	90,400	2,818,467
	Howa Machinery, Ltd.	65,100	485,887
#	Ichikawa Co., Ltd.	1,000	12,316
	Ichiken Co., Ltd.	33,600	585,664
#	Ichinen Holdings Co., Ltd.	137,500	1,612,060
	Idec Corp.	203,100	4,002,350
	Ihara Science Corp.	52,200	975,786
#	Iino Kaiun Kaisha, Ltd.	559,100	2,600,868
*	Impact HD, Inc.	20,500	748,957
	Imura Envelope Co., Inc.	13,700	119,477
	Inaba Denki Sangyo Co., Ltd.	327,400	7,969,811
	Inaba Seisakusho Co., Ltd.	62,800	774,558
	Inabata & Co., Ltd.	293,700	4,545,100
#	Insource Co., Ltd.	138,750	2,687,724
#	Inui Global Logistics Co., Ltd.	67,580	1,416,266
	IR Japan Holdings, Ltd.	41,000	4,515,693
*	Iseki & Co., Ltd.	124,500	1,845,973
#	Ishii Iron Works Co., Ltd.	11,000	307,099
	Isolite Insulating Products Co., Ltd.	62,800	442,972
	Itoki Corp.	209,700	728,075
	Iwaki Co., Ltd.	54,700	466,580
	Iwasaki Electric Co., Ltd.	42,200	768,279
	JAC Recruitment Co., Ltd.	106,200	2,081,317
*	Jalux, Inc.	38,600	627,452
*	Jamco Corp.	44,400	440,026
	Japan Elevator Service Holdings Co., Ltd.	355,100	8,165,908
	Japan Foundation Engineering Co., Ltd.	128,800	673,494
	Japan Pulp & Paper Co., Ltd.	77,200	2,699,032
	Japan Steel Works, Ltd. (The)	370,200	9,581,750
	Japan Transcity Corp.	251,200	1,399,862
	JDC Corp.	57,800	313,004
	JGC Holdings Corp.	638,900	5,943,020
#	JK Holdings Co., Ltd.	94,440	726,088
	Juki Corp.	195,600	1,453,113
	Kamei Corp.	154,500	1,732,723
	Kanaden Corp.	118,500	1,071,017
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,323,940
	Kaname Kogyo Co., Ltd.	1,300	10,581
	Kanamoto Co., Ltd.	210,000	4,913,279
	Kandenko Co., Ltd.	629,700	5,206,099

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kanematsu Corp.	517,425	$6,399,394
	Katakura Industries Co., Ltd.	151,500	2,316,053
#	Kato Works Co., Ltd.	61,000	476,426
	Kawada Technologies, Inc.	34,100	1,182,373
	Kawagishi Bridge Works Co., Ltd.	8,700	233,682
	Kawanishi Warehouse Co., Ltd.	1,700	19,365
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	224,713
	Kawata Manufacturing Co., Ltd.	25,100	212,820
	Keihin Co., Ltd.	15,700	203,517
	KFC, Ltd.	8,700	152,613
#	Kimura Chemical Plants Co., Ltd.	107,500	708,141
	Kimura Unity Co., Ltd.	23,500	313,566
	King Jim Co., Ltd.	54,800	433,622
	Kinki Sharyo Co., Ltd. (The)	16,599	175,521
	Kintetsu World Express, Inc.	240,800	6,098,509
	Kitagawa Corp.	54,200	797,348
	Kitano Construction Corp.	24,872	490,835
	Kito Corp.	134,300	2,162,256
	Kitz Corp.	472,700	3,327,656
#*	Kobe Electric Railway Co., Ltd.	37,299	1,178,629
	Kobelco Eco-Solutions Co., Ltd.	21,399	632,433
	Koike Sanso Kogyo Co., Ltd.	13,400	296,435
	Kokusai Co., Ltd.	51,600	320,525
#	Kokusai Pulp & Paper Co., Ltd.	47,700	164,074
	Kokuyo Co., Ltd.	398,125	6,748,034
#	KOMAIHALTEC, Inc.	20,300	314,173
#	Komatsu Wall Industry Co., Ltd.	49,300	854,222
	Komori Corp.	314,100	2,452,315
#	Kondotec, Inc.	123,800	1,102,162
	Konoike Transport Co., Ltd.	178,300	2,033,239
#*	Kosaido Co., Ltd.	155,100	1,946,079
	Kozo Keikaku Engineering, Inc.	21,200	503,367
	KRS Corp.	37,800	625,528
	Kumagai Gumi Co., Ltd.	235,700	6,099,193
	Kyodo Printing Co., Ltd.	48,900	1,144,380
#	Kyokuto Boeki Kaisha, Ltd.	39,700	878,876
	Kyokuto Kaihatsu Kogyo Co., Ltd.	205,600	3,003,315
#	Kyoritsu Printing Co., Ltd.	179,200	276,475
	Kyudenko Corp.	100,800	3,327,208
	LIKE, Inc.	68,700	1,174,269
	Link And Motivation, Inc.	234,300	2,366,982
	Lonseal Corp.	13,900	189,952
	Mabuchi Motor Co., Ltd.	163,000	5,652,898
#*	Maeda Corp.	902,600	7,290,870
#*	Maeda Road Construction Co., Ltd.	127,100	2,340,801
	Maezawa Industries, Inc.	49,000	343,667
#	Maezawa Kasei Industries Co., Ltd.	85,100	970,308
	Maezawa Kyuso Industries Co., Ltd.	128,400	1,162,454
	Makino Milling Machine Co., Ltd.	161,500	6,209,016
*	Management Solutions Co., Ltd.	35,700	1,075,194
	Marufuji Sheet Piling Co., Ltd.	11,800	218,179
#*	Maruka Corp.	38,300	1,056,993
	Marumae Co., Ltd.	28,300	498,804
#	Maruwa Unyu Kikan Co., Ltd.	104,300	1,500,060
	Maruyama Manufacturing Co., Inc.	18,800	267,248
	Maruzen Co., Ltd.	65,800	1,267,895
	Maruzen Showa Unyu Co., Ltd.	81,800	2,619,490
#	Matching Service Japan Co., Ltd.	52,000	512,541
	Matsuda Sangyo Co., Ltd.	94,082	2,441,119

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Matsui Construction Co., Ltd.	125,500	$864,562
	Max Co., Ltd.	164,900	2,867,315
	Meidensha Corp.	224,410	4,944,696
	Meiho Facility Works, Ltd.	29,700	241,278
	Meiji Electric Industries Co., Ltd.	52,500	629,709
#	Meiji Shipping Co., Ltd.	102,500	701,078
	Meisei Industrial Co., Ltd.	266,700	1,770,396
	Meitec Corp.	166,200	9,153,725
#	Meiwa Corp.	145,600	1,227,970
	Mesco, Inc.	29,800	266,603
#	MetaReal Corp.	22,800	270,673
	METAWATER Co., Ltd.	162,600	2,739,801
#	Midac Co., Ltd.	15,900	756,905
#	Mie Kotsu Group Holdings, Inc.	359,200	1,775,258
	Mirai Industry Co., Ltd.	4,600	67,537
	Mirait Holdings Corp.	583,135	11,544,420
	Mitani Corp.	295,200	5,194,555
#	Mitani Sangyo Co., Ltd.	145,000	494,080
#	Mitsubishi Kakoki Kaisha, Ltd.	39,700	865,269
	Mitsubishi Logisnext Co., Ltd.	186,600	1,913,569
#	Mitsubishi Logistics Corp.	76,600	2,273,149
	Mitsubishi Pencil Co., Ltd.	122,200	1,570,961
	Mitsuboshi Belting, Ltd.	161,400	2,996,698
*	Mitsui E&S Holdings Co., Ltd.	394,781	1,745,746
	Mitsui Matsushima Holdings Co., Ltd.	77,400	1,040,716
	Mitsui-Soko Holdings Co., Ltd.	136,100	3,069,410
#	Mitsumura Printing Co., Ltd.	6,300	92,266
	Miyaji Engineering Group, Inc.	39,417	910,749
	Mori-Gumi Co., Ltd.	69,500	191,306
	Morita Holdings Corp.	209,700	2,841,438
	Musashi Co., Ltd.	5,000	96,772
#	NAC Co., Ltd.	61,300	533,357
	Nachi-Fujikoshi Corp.	93,600	3,823,400
	Nadex Co., Ltd.	40,600	292,078
	Nagase & Co., Ltd.	578,600	9,734,712
	Naigai Trans Line, Ltd.	41,700	900,091
#	Nakabayashi Co., Ltd.	113,400	598,545
	Nakakita Seisakusho Co., Ltd.	3,700	89,270
	Nakamoto Packs Co., Ltd.	33,300	535,500
*	Nakamura Choukou Co., Ltd.	6,600	38,380
	Nakanishi Manufacturing Co., Ltd.	5,700	59,772
#	Nakano Corp.	107,000	341,898
#*	Namura Shipbuilding Co., Ltd.	256,428	544,346
	Nankai Electric Railway Co., Ltd.	214,700	4,617,058
	Narasaki Sangyo Co., Ltd.	25,400	478,174
	Nice Corp.	35,200	581,987
	Nichias Corp.	391,000	9,539,918
	Nichiban Co., Ltd.	68,100	1,120,348
	Nichiden Corp.	98,100	2,085,058
	Nichiha Corp.	165,280	4,712,799
	Nichireki Co., Ltd.	165,600	2,012,024
	Nihon Dengi Co., Ltd.	30,800	1,056,107
	Nihon Flush Co., Ltd.	122,000	1,248,822
	Nikkato Corp.	53,000	372,860
	Nikkiso Co., Ltd.	316,800	2,728,211
	Nikko Co., Ltd.	168,400	1,000,538
	Nikkon Holdings Co., Ltd.	384,000	7,901,724
	Nippi, Inc.	11,900	393,817
#	Nippon Air Conditioning Services Co., Ltd.	189,000	1,345,046

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Aqua Co., Ltd.	55,400	$303,521
	Nippon Carbon Co., Ltd.	66,200	2,474,709
	Nippon Concept Corp.	37,700	652,043
	Nippon Densetsu Kogyo Co., Ltd.	240,900	4,080,496
	Nippon Dry-Chemical Co., Ltd.	11,300	220,715
	Nippon Filcon Co., Ltd.	15,700	74,201
	Nippon Hume Corp.	139,300	931,024
#	Nippon Kanzai Co., Ltd.	15,200	349,949
	Nippon Koei Co., Ltd.	81,100	2,605,695
#	Nippon Parking Development Co., Ltd.	1,396,900	1,990,955
	Nippon Rietec Co., Ltd.	22,800	337,764
	Nippon Road Co., Ltd. (The)	45,800	3,460,487
	Nippon Seisen Co., Ltd.	23,700	1,038,220
	Nippon Sharyo, Ltd.	40,299	758,745
#*	Nippon Sheet Glass Co., Ltd.	368,600	1,896,856
	Nippon Steel Trading Corp.	96,960	4,382,827
	Nippon Thompson Co., Ltd.	378,800	1,884,145
	Nippon Tungsten Co., Ltd.	6,699	133,945
#	Nishimatsu Construction Co., Ltd.	345,000	10,673,666
#	Nishi-Nippon Railroad Co., Ltd.	191,400	4,844,217
	Nishio Rent All Co., Ltd.	123,800	3,255,276
	Nissei ASB Machine Co., Ltd.	51,100	1,741,351
	Nissei Corp.	38,900	383,331
#	Nissei Plastic Industrial Co., Ltd.	125,500	1,265,104
#	Nisshinbo Holdings, Inc.	956,780	7,211,012
	Nissin Corp.	95,000	1,405,470
	Nissin Electric Co., Ltd.	329,100	4,026,650
	Nisso Corp.	51,600	331,188
	Nitta Corp.	135,400	3,316,775
#	Nitto Boseki Co., Ltd.	53,500	1,788,680
	Nitto Kogyo Corp.	169,300	2,650,198
	Nitto Kohki Co., Ltd.	69,900	1,276,718
	Nitto Seiko Co., Ltd.	189,000	1,125,280
	Nittoc Construction Co., Ltd.	132,600	849,112
	NJS Co., Ltd.	36,800	640,070
	Noda Corp.	120,700	881,074
#	Nomura Co., Ltd.	379,700	3,415,527
	Nomura Micro Science Co., Ltd.	40,800	1,757,936
	Noritake Co., Ltd.	59,600	2,656,520
	Noritsu Koki Co., Ltd.	123,200	2,791,492
	Noritz Corp.	194,200	3,168,800
	NS Tool Co., Ltd.	107,000	1,387,800
#	NS United Kaiun Kaisha, Ltd.	69,400	2,536,312
*	NTN Corp.	2,686,900	6,015,928
#	Obara Group, Inc.	77,600	2,701,968
	Ochi Holdings Co., Ltd.	8,900	101,656
	Odawara Engineering Co., Ltd.	9,100	180,300
#	Ohba Co., Ltd.	76,500	579,855
	Ohmoto Gumi Co., Ltd.	4,100	216,050
	Oiles Corp.	147,570	2,173,255
	Okabe Co., Ltd.	258,200	1,623,374
#	Okada Aiyon Corp.	42,800	523,629
#	Okamoto Machine Tool Works, Ltd.	25,299	1,146,792
	Okamura Corp.	376,300	5,475,866
#	OKUMA Corp.	151,100	7,279,309
	Okumura Corp.	191,580	5,121,458
	Onoken Co., Ltd.	111,900	1,667,828
	Organo Corp.	43,800	2,682,542
#	Oriental Consultants Holdings Co., Ltd.	6,100	162,781

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Oriental Shiraishi Corp.	834,300	$1,983,064
#	Origin Co., Ltd.	27,600	328,050
#	OSG Corp.	511,900	8,761,755
	Outsourcing, Inc.	768,100	13,765,986
	Oyo Corp.	128,000	1,678,831
#	Paraca, Inc.	35,900	547,909
*	Park24 Co., Ltd.	80,800	1,374,950
	Parker Corp.	34,000	171,073
	Pasco Corp.	11,200	152,505
	Pasona Group, Inc.	145,800	4,123,905
	Pegasus Sewing Machine Manufacturing Co., Ltd.	139,900	575,734
	Penta-Ocean Construction Co., Ltd.	1,616,400	10,972,936
*	Phil Co., Inc.	4,200	123,908
	Pilot Corp.	112,700	4,285,006
	Prestige International, Inc.	654,700	4,470,443
	Pronexus, Inc.	108,700	1,062,279
*	Prored Partners Co., Ltd.	30,200	433,769
	PS Mitsubishi Construction Co., Ltd.	213,300	1,214,085
	Punch Industry Co., Ltd.	105,700	595,015
	Quick Co., Ltd.	76,100	956,036
	Raito Kogyo Co., Ltd.	298,200	5,256,963
	Raiznext Corp.	298,800	3,208,060
#	Rasa Corp.	63,200	527,709
#*	Rever Holdings Corp.	46,500	619,192
	Rheon Automatic Machinery Co., Ltd.	120,500	1,625,697
#	Rix Corp.	17,300	235,823
	Ryobi, Ltd.	159,740	1,803,873
	S LINE Co., Ltd.	23,800	199,900
	Sakai Heavy Industries, Ltd.	23,300	550,801
	Sakai Moving Service Co., Ltd.	74,100	3,219,603
*	Sanix, Inc.	146,200	431,907
	Sanki Engineering Co., Ltd.	279,900	3,705,015
	Sanko Gosei, Ltd.	134,300	542,664
	Sanko Metal Industrial Co., Ltd.	16,200	358,638
	Sankyo Tateyama, Inc.	133,774	932,766
	Sanoyas Holdings Corp.	151,100	187,878
	Sansei Technologies, Inc.	78,400	595,544
	Sansha Electric Manufacturing Co., Ltd.	64,300	557,644
	Sanyo Denki Co., Ltd.	53,600	3,398,683
	Sanyo Engineering & Construction, Inc.	60,200	360,911
	Sanyo Industries, Ltd.	9,900	167,929
	Sanyo Trading Co., Ltd.	138,600	1,452,138
	Sata Construction Co., Ltd.	89,399	382,871
	Sato Holdings Corp.	183,400	4,455,927
#	Sato Shoji Corp.	86,800	947,270
	Sawafuji Electric Co., Ltd.	1,900	34,244
	SBS Holdings, Inc.	119,400	4,493,127
#	SEC Carbon, Ltd.	10,900	581,856
#	Seibu Electric & Machinery Co., Ltd.	10,300	119,027
	Seika Corp.	61,700	896,173
	Seikitokyu Kogyo Co., Ltd.	191,330	1,442,999
	Seiko Electric Co., Ltd.	4,900	62,653
	Seino Holdings Co., Ltd.	20,200	244,715
	Seiwa Electric Manufacturing Co., Ltd.	1,700	7,846
	Sekisui Jushi Corp.	211,600	4,017,302
	Senko Group Holdings Co., Ltd.	711,400	6,510,697
	Senshu Electric Co., Ltd.	51,200	2,169,337
	Shibaura Machine Co., Ltd.	132,500	3,254,220
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,258,749

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Shibuya Corp.	99,300	$2,722,433
	Shima Seiki Manufacturing, Ltd.	170,400	3,427,915
	Shin Maint Holdings Co., Ltd.	10,900	122,771
#	Shin Nippon Air Technologies Co., Ltd.	92,980	2,037,332
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	748,572
#	Shinki Bus Co., Ltd.	1,900	53,895
	Shinmaywa Industries, Ltd.	405,900	3,379,335
	Shinnihon Corp.	180,600	1,381,545
	Shinsho Corp.	31,100	967,605
#	Shinwa Co., Ltd.	62,300	1,355,346
	Shinwa Co., Ltd.	21,800	140,580
	SHO-BOND Holdings Co., Ltd.	111,800	4,953,862
	SIGMAXYZ, Inc.	110,000	2,652,896
	Sinfonia Technology Co., Ltd.	142,400	1,546,671
	Sinko Industries, Ltd.	126,900	2,419,764
#	Sintokogio, Ltd.	284,600	1,988,835
#	Soda Nikka Co., Ltd.	109,200	612,234
	Sodick Co., Ltd.	291,300	2,371,060
#	Sotetsu Holdings, Inc.	41,600	826,640
#	Space Co., Ltd.	96,562	833,955
	S-Pool, Inc.	365,400	3,399,845
	Star Micronics Co., Ltd.	237,300	3,287,210
	Studio Alice Co., Ltd.	56,600	1,239,500
	Subaru Enterprise Co., Ltd.	6,300	461,618
#	Sugimoto & Co., Ltd.	63,900	1,619,943
#	Sumiseki Holdings, Inc.	363,100	486,992
	Sumitomo Densetsu Co., Ltd.	111,200	2,317,179
	Sumitomo Mitsui Construction Co., Ltd.	986,540	4,397,478
#*	Sumitomo Precision Products Co., Ltd.	20,284	453,377
	Sumitomo Warehouse Co., Ltd. (The)	397,900	6,498,130
	Suzumo Machinery Co., Ltd.	2,200	33,897
	SWCC Showa Holdings Co., Ltd.	136,600	2,739,943
#	Tacmina Corp.	14,700	155,900
	Tadano, Ltd.	702,900	7,385,182
	Taihei Dengyo Kaisha, Ltd.	95,200	2,403,660
	Taiheiyo Kouhatsu, Inc.	43,500	270,071
	Taikisha, Ltd.	161,000	4,839,250
	Taisei Oncho Co., Ltd.	14,900	256,149
#	Takadakiko Co., Ltd.	7,500	196,465
	Takamatsu Construction Group Co., Ltd.	106,800	1,933,329
	Takamatsu Machinery Co., Ltd.	41,800	285,771
#	Takamiya Co., Ltd.	137,800	600,100
#	Takano Co., Ltd.	53,000	386,008
	Takaoka Toko Co., Ltd.	67,120	873,884
#	Takara & Co., Ltd.	40,155	647,916
	Takara Standard Co., Ltd.	222,600	3,232,344
	Takasago Thermal Engineering Co., Ltd.	297,900	5,636,949
	Takashima & Co., Ltd.	25,200	424,377
*	Takeei Corp.	130,100	2,145,145
	Takeuchi Manufacturing Co., Ltd.	226,400	5,214,118
	Takigami Steel Construction Co., Ltd. (The)	5,300	284,270
#	Takisawa Machine Tool Co., Ltd.	41,700	420,200
	Takuma Co., Ltd.	173,200	2,409,358
	Tanabe Consulting Co., Ltd.	2,400	16,919
#	Tanabe Engineering Corp.	39,500	322,162
	Tanseisha Co., Ltd.	251,749	1,978,784
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,375,578
	TECHNO ASSOCIE Co., Ltd.	50,100	501,035
#	Techno Ryowa, Ltd.	68,690	555,817

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Techno Smart Corp.	49,500	$626,121
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,407,131
	Teikoku Sen-I Co., Ltd.	113,000	2,047,238
	Tekken Corp.	84,200	1,368,289
	Tenox Corp.	22,500	169,929
	Teraoka Seisakusho Co., Ltd.	55,700	181,210
	Terasaki Electric Co., Ltd.	25,500	329,864
#	Toa Corp.	101,900	2,239,224
	TOA ROAD Corp.	27,300	1,128,627
#	Toba, Inc.	9,800	222,503
	Tobishima Corp.	123,770	1,230,644
	Tocalo Co., Ltd.	387,300	4,695,837
	Toda Corp.	515,900	3,602,197
	Toenec Corp.	54,400	1,774,953
	Togami Electric Manufacturing Co., Ltd.	17,800	295,720
	TOKAI Holdings Corp.	651,000	5,230,884
	Tokai Lease Co., Ltd.	18,800	269,333
	Tokyo Energy & Systems, Inc.	152,300	1,438,164
#	Tokyo Keiki, Inc.	73,822	684,087
	Tokyo Sangyo Co., Ltd.	130,800	815,713
	Tokyu Construction Co., Ltd.	543,800	3,812,328
#	Toli Corp.	282,400	596,322
#	Tomoe Corp.	155,100	683,924
	Tomoe Engineering Co., Ltd.	51,100	1,136,974
	Tonami Holdings Co., Ltd.	37,500	1,687,969
	Toppan Forms Co., Ltd.	323,800	2,964,408
	Torishima Pump Manufacturing Co., Ltd.	130,700	1,078,982
	TORQ, Inc.	7,900	16,273
#	Totech Corp.	49,200	1,160,715
	Totetsu Kogyo Co., Ltd.	157,400	3,473,488
	Totoku Electric Co., Ltd.	17,700	456,905
	Toyo Construction Co., Ltd.	520,000	2,721,548
#	Toyo Denki Seizo K.K.	36,550	380,017
#*	Toyo Engineering Corp.	212,178	1,658,506
	Toyo Logistics Co., Ltd.	85,100	255,166
	Toyo Machinery & Metal Co., Ltd.	100,000	461,085
	Toyo Tanso Co., Ltd.	80,600	2,129,801
	Toyo Wharf & Warehouse Co., Ltd.	36,000	497,131
	Trancom Co., Ltd.	48,800	3,568,908
#	Trinity Industrial Corp.	36,000	270,935
	Trusco Nakayama Corp.	211,600	5,485,997
	Tsubaki Nakashima Co., Ltd.	270,600	3,823,048
	Tsubakimoto Chain Co.	169,840	5,247,391
#	Tsubakimoto Kogyo Co., Ltd.	28,800	1,019,513
*	Tsudakoma Corp.	17,698	132,130
#	Tsugami Corp.	285,300	4,301,793
	Tsukishima Kikai Co., Ltd.	186,600	1,953,108
	Tsurumi Manufacturing Co., Ltd.	126,700	1,988,700
#	Ueki Corp.	60,800	823,090
	Union Tool Co.	46,300	1,630,559
	UPR Corp.	4,600	103,224
	Ushio, Inc.	651,100	12,201,816
	UT Group Co., Ltd.	187,200	5,589,728
	Utoc Corp.	102,200	503,889
*	VisasQ, Inc.	17,700	1,012,397
	Waida Manufacturing Co., Ltd.	5,100	52,202
#	Wakachiku Construction Co., Ltd.	79,300	1,460,469
	Wakita & Co., Ltd.	248,500	2,415,231
#	WDB Holdings Co., Ltd.	64,600	2,048,974

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Weathernews, Inc.	36,500	$2,151,249
	Welbe, Inc.	56,500	788,780
	Will Group, Inc.	98,000	1,097,147
	World Holdings Co., Ltd.	50,700	1,307,815
	Yahagi Construction Co., Ltd.	181,400	1,303,097
	YAMABIKO Corp.	226,728	2,504,184
	YAMADA Consulting Group Co., Ltd.	72,700	736,884
	Yamashina Corp.	245,700	171,732
#	Yamato Corp.	108,400	730,229
#	Yamaura Corp.	12,700	104,269
	Yamazen Corp.	372,600	3,574,304
#	Yasuda Logistics Corp.	102,000	885,024
	Yokogawa Bridge Holdings Corp.	208,500	4,540,281
	Yondenko Corp.	54,120	835,754
	Yuasa Trading Co., Ltd.	116,400	3,147,776
	Yuken Kogyo Co., Ltd.	20,500	323,911
	Yurtec Corp.	264,600	1,723,838
	Yushin Precision Equipment Co., Ltd.	23,500	170,292
#	Zaoh Co., Ltd.	25,200	396,154
	Zenitaka Corp. (The)	19,200	756,599
	Zuiko Corp.	94,600	808,532

TOTAL INDUSTRIALS			1,052,133,070

INFORMATION TECHNOLOGY — (14.9%)
#	A&D Co., Ltd.	129,500	1,216,419
*	Access Co., Ltd.	111,000	993,189
#	Ad-sol Nissin Corp.	47,200	975,285
	Adtec Plasma Technology Co., Ltd.	14,800	203,567
*	Advanced Media, Inc.	42,200	290,498
#	AGS Corp.	13,000	109,183
	Ai Holdings Corp.	246,900	5,219,458
	Aichi Tokei Denki Co., Ltd.	18,200	778,204
#	Aiphone Co., Ltd.	66,800	1,449,381
*	Allied Telesis Holdings K.K.	159,400	140,554
	Alpha Systems, Inc.	45,120	1,723,912
#	Alps Alpine Co., Ltd.	1,039,300	11,261,119
	Amano Corp.	201,500	5,151,929
#	Anritsu Corp.	627,200	11,192,591
	AOI Electronics Co., Ltd.	27,700	596,992
#	Argo Graphics, Inc.	105,300	3,123,490
	Arisawa Manufacturing Co., Ltd.	212,200	1,689,642
	Artiza Networks, Inc.	9,300	112,009
	ArtSpark Holdings, Inc.	206,000	1,711,092
	Asahi Intelligence Service Co., Ltd.	1,300	16,157
#	Ascentech KK	32,000	343,465
#	Asteria Corp.	54,900	342,709
	Atled Corp.	15,700	349,179
	Avant Corp.	123,900	1,696,022
#	Axell Corp.	47,100	314,014
	Base Co., Ltd.	6,100	255,464
	Bell System24 Holdings, Inc.	218,600	3,252,232
*	BrainPad, Inc.	22,000	1,167,912
#	Broadband Tower, Inc.	105,600	208,087
	Broadleaf Co., Ltd.	591,000	3,032,974
#	Business Brain Showa-Ota, Inc.	35,700	571,476
#	Business Engineering Corp.	1,800	54,592
	CAC Holdings Corp.	75,200	1,111,615
	Canon Electronics, Inc.	128,500	1,923,891
#	CDS Co., Ltd.	15,500	230,186

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Chino Corp.	45,200	$602,946
	Citizen Watch Co., Ltd.	1,771,000	8,114,251
*	CMK Corp.	310,300	1,195,506
	Computer Engineering & Consulting, Ltd.	170,100	2,000,027
	Computer Institute of Japan, Ltd.	94,700	723,592
	Comture Corp.	143,900	3,991,853
	CONEXIO Corp.	98,700	1,372,541
#	Core Corp.	45,800	649,908
	Cresco, Ltd.	86,500	1,565,580
	CRI Middleware Co., Ltd.	2,300	30,800
#	Cube System, Inc.	60,600	556,763
	Cyber Com Co., Ltd.	10,600	123,083
	Cyberlinks Co., Ltd.	28,400	348,556
#	Cybernet Systems Co., Ltd.	81,500	469,956
#	Cybozu, Inc.	150,100	3,260,474
	Daiko Denshi Tsushin, Ltd.	37,200	173,487
	Daishinku Corp.	42,399	1,490,767
	Daitron Co., Ltd.	55,600	1,133,265
#	Daiwabo Holdings Co., Ltd.	582,700	9,329,683
	Dawn Corp.	4,000	96,650
	Densan System Holdings Co., Ltd.	41,000	1,052,852
	Dexerials Corp.	380,600	7,466,086
	Digital Arts, Inc.	75,200	6,060,662
	Digital Garage, Inc.	138,200	6,304,794
	Digital Hearts Holdings Co., Ltd.	87,100	1,556,142
	Digital Information Technologies Corp.	57,500	996,800
	DKK Co., Ltd.	63,400	1,439,661
#	DKK-Toa Corp.	31,400	245,917
	Double Standard, Inc.	34,200	1,130,068
	DTS Corp.	261,000	5,998,482
	Ebase Co., Ltd.	99,600	755,834
	E-Guardian, Inc.	62,600	1,689,522
	Eizo Corp.	105,300	4,022,502
#	Elecom Co., Ltd.	221,100	3,552,635
	Elematec Corp.	118,242	1,206,465
#	Enomoto Co., Ltd.	30,200	497,712
	Enplas Corp.	55,400	1,559,366
#	ESPEC Corp.	117,700	2,481,645
	Fenwal Controls of Japan, Ltd.	20,500	290,943
	Ferrotec Holdings Corp.	232,000	6,557,377
#*	FFRI Security, Inc.	29,500	484,294
#	Fixstars Corp.	97,100	686,173
#	Focus Systems Corp.	53,700	486,081
#	Forval Corp.	51,100	531,760
#	FTGroup Co., Ltd.	51,000	594,298
	Fuji Soft, Inc.	116,800	6,115,181
	Fukui Computer Holdings, Inc.	55,200	2,136,482
	Furuno Electric Co., Ltd.	157,500	1,778,392
#	Furuya Metal Co., Ltd.	7,600	588,070
	Future Corp.	153,600	3,820,387
	Future Innovation Group, Inc.	11,900	31,056
#	Gig Works, Inc.	40,000	227,662
	GL Sciences, Inc.	45,000	957,236
#	Glosel Co., Ltd.	113,200	416,119
#	GMO Financial Gate, Inc.	5,700	1,717,088
#	GMO GlobalSign Holdings K.K.	34,100	1,350,492
#	GMO Pepabo, Inc.	7,300	203,860
*	Gunosy, Inc.	2,500	16,467
	Hagiwara Electric Holdings Co., Ltd.	49,500	977,276

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Hakuto Co., Ltd.	87,300	$1,418,607
#*	Hennge KK	600	31,800
	Hibino Corp.	1,700	23,468
	Himacs, Ltd.	960	9,913
	Hioki EE Corp.	66,400	5,687,372
	Hochiki Corp.	91,500	986,433
#	Hokuriku Electric Industry Co., Ltd.	45,700	429,205
#	Honda Tsushin Kogyo Co., Ltd.	110,100	457,917
	Hosiden Corp.	338,900	2,920,873
*	Hotto Link, Inc.	55,800	293,398
*	HPC Systems, Inc.	17,700	524,179
	Icom, Inc.	61,000	1,327,177
#	ID Holdings Corp.	76,250	631,163
	Ikegami Tsushinki Co., Ltd.	32,799	232,384
	I’ll, Inc.	19,400	338,871
	Ines Corp.	125,400	1,715,124
#	I-Net Corp.	76,490	934,301
	Infocom Corp.	145,400	3,100,406
	Infomart Corp.	556,700	5,025,657
	Information Services International-Dentsu, Ltd.	144,100	5,440,631
	Innotech Corp.	100,800	1,241,698
	Intelligent Wave, Inc.	46,700	260,771
	Inter Action Corp.	58,500	1,396,058
	I-O Data Device, Inc.	50,700	433,756
	I-PEX, Inc.	72,100	1,313,389
	Iriso Electronics Co., Ltd.	131,700	5,353,549
	ISB Corp.	50,400	572,551
#*	ITbook Holdings Co., Ltd.	60,900	273,960
	Itfor, Inc.	172,600	1,333,299
	Iwatsu Electric Co., Ltd.	54,900	446,432
	Japan Aviation Electronics Industry, Ltd.	314,700	4,575,573
*	Japan Cash Machine Co., Ltd.	141,800	949,012
*	Japan Display, Inc.	539,900	177,765
#	Japan Electronic Materials Corp.	61,600	990,940
	Japan Material Co., Ltd.	435,800	5,052,102
#	Japan System Techniques Co., Ltd.	13,800	246,349
#	Jastec Co., Ltd.	72,900	816,879
#	JBCC Holdings, Inc.	93,400	1,339,827
	JFE Systems, Inc.	8,700	136,893
#*	JIG-SAW, Inc.	17,300	1,245,549
	Kaga Electronics Co., Ltd.	111,000	2,992,215
	Kanematsu Electronics, Ltd.	78,500	2,733,462
	KEL Corp.	27,900	268,749
	Koa Corp.	198,800	3,032,310
#	Konica Minolta, Inc.	1,042,800	5,595,288
	KSK Co., Ltd.	3,000	60,402
	Kyoden Co., Ltd.	116,100	453,506
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,276,497
	Kyowa Electronic Instruments Co., Ltd.	129,800	464,205
#	LAC Co., Ltd.	100,100	853,152
	Macnica Fuji Electronics Holdings, Inc.	342,150	7,962,617
#	Marubun Corp.	112,200	773,026
	Maruwa Co., Ltd.	59,700	6,080,542
	Maxell Holdings, Ltd.	305,000	3,645,419
	MCJ Co., Ltd.	432,800	4,663,615
	Megachips Corp.	115,200	3,451,250
	Meiko Electronics Co., Ltd.	134,500	3,599,659
	Melco Holdings, Inc.	34,200	1,442,871
	Micronics Japan Co., Ltd.	120,200	1,541,855

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Mimaki Engineering Co., Ltd.	113,200	$991,688
	Mimasu Semiconductor Industry Co., Ltd.	114,781	2,513,233
	Miraial Co., Ltd.	42,100	605,834
	Miroku Jyoho Service Co., Ltd.	112,800	1,709,856
	Mitachi Co., Ltd.	7,900	66,404
	Mitsubishi Research Institute, Inc.	53,500	2,097,281
	Mitsui High-Tec, Inc.	143,900	9,847,417
	m-up Holdings, Inc.	33,900	1,105,394
#	Mutoh Holdings Co., Ltd.	9,300	140,278
	Nagano Keiki Co., Ltd.	88,600	993,595
	Naigai Tec Corp.	7,900	197,934
	Nakayo, Inc.	73,100	933,157
	NEC Networks & System Integration Corp.	60,500	1,141,006
#	NF Holdings Corp.	25,900	357,017
	Nichicon Corp.	313,500	2,957,840
*	Nihon Dempa Kogyo Co., Ltd.	65,000	496,215
	Nihon Denkei Co., Ltd.	31,800	497,732
*	Nippon Chemi-Con Corp.	125,300	2,400,866
#	Nippon Computer Dynamics Co., Ltd.	36,200	235,854
	Nippon Electric Glass Co., Ltd.	515,736	12,199,065
#	Nippon Information Development Co., Ltd.	12,600	169,231
#	Nippon Kodoshi Corp.	51,600	1,457,568
	Nippon Signal Co., Ltd.	314,800	2,810,817
	Nippon Systemware Co., Ltd.	48,600	1,063,155
	Nissha Co., Ltd.	245,700	3,906,049
	Nohmi Bosai, Ltd.	145,100	2,671,681
#	NPC, Inc.	30,900	200,850
	NSD Co., Ltd.	508,160	9,259,276
	Ohara, Inc.	48,700	653,025
	Ohizumi Manufacturing Co., Ltd.	22,800	188,923
	Okaya Electric Industries Co., Ltd.	77,800	250,860
	Oki Electric Industry Co., Ltd.	520,900	4,555,019
	ONO Sokki Co., Ltd.	32,200	157,016
	Optex Group Co., Ltd.	169,820	2,309,821
#*	Optim Corp.	76,200	1,383,077
	Optorun Co., Ltd.	128,700	2,683,855
	Oro Co., Ltd.	31,300	1,049,642
	Osaki Electric Co., Ltd.	281,800	1,396,725
	Oval Corp.	35,600	84,634
	PCA Corp.	35,400	576,995
#	PCI Holdings, Inc.	45,300	444,829
	Pipedo HD, Inc.	7,700	169,651
	Poletowin Pitcrew Holdings, Inc.	202,800	1,844,754
#	Pro-Ship, Inc.	51,100	773,275
	Relia, Inc.	245,600	2,577,406
	Restar Holdings Corp.	127,900	2,123,617
*	Ricksoft Co., Ltd.	2,000	32,118
	Riken Keiki Co., Ltd.	93,800	2,566,881
	Riso Kagaku Corp.	110,600	2,255,314
	River Eletec Corp.	35,300	410,886
	Roland DG Corp.	82,600	2,295,802
	Rorze Corp.	68,900	4,890,128
	RS Technologies Co., Ltd.	4,800	237,395
	Ryoden Corp.	95,700	1,492,411
	Ryosan Co., Ltd.	142,200	2,929,588
#	Ryoyo Electro Corp.	7,300	153,026
#	Saison Information Systems Co., Ltd.	27,400	487,842
#	Sakura Internet, Inc.	131,700	729,030
	Sanken Electric Co., Ltd.	89,100	4,987,602

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Sanshin Electronics Co., Ltd.	102,700	$1,578,667
	Santec Corp.	14,800	193,328
#	Satori Electric Co., Ltd.	79,180	661,411
#	Saxa Holdings, Inc.	30,600	395,005
	SB Technology Corp.	65,000	1,763,689
#	Scala, Inc.	102,100	682,886
	Segue Group Co., Ltd.	1,900	13,708
	Seikoh Giken Co., Ltd.	23,900	395,635
	SEMITEC Corp.	8,000	799,246
#	SERAKU Co., Ltd.	24,700	512,045
	Shibaura Electronics Co., Ltd.	52,100	2,875,873
#	Shibaura Mechatronics Corp.	24,100	1,450,558
*	Shindengen Electric Manufacturing Co., Ltd.	49,300	1,791,998
	Shinko Shoji Co., Ltd.	264,600	2,011,480
	Shizuki Electric Co., Inc.	121,600	714,718
	Showa Shinku Co., Ltd.	24,400	329,252
	Sigma Koki Co., Ltd.	28,900	479,881
	Siix Corp.	200,600	2,150,764
	SK-Electronics Co., Ltd.	49,000	419,340
*	Smaregi, Inc.	7,400	222,227
	SMK Corp.	29,199	620,166
#	Softcreate Holdings Corp.	50,000	1,401,085
	Soliton Systems K.K.	54,100	742,709
#	Solxyz Co., Ltd.	41,000	201,489
	Soshin Electric Co., Ltd.	18,200	127,288
*	Speee, Inc.	3,600	144,865
	SRA Holdings	72,100	1,895,108
	Sumida Corp.	184,249	2,045,608
#*	Sun*, Inc.	19,500	392,175
#	Sun-Wa Technos Corp.	79,800	1,035,288
	Suzuden Corp.	3,400	46,759
	Suzuki Co., Ltd.	73,200	553,122
	System D, Inc.	1,100	12,465
#	System Information Co., Ltd.	54,800	475,547
	System Research Co., Ltd.	29,800	559,037
	System Support, Inc.	19,300	227,811
#	Systems Engineering Consultants Co., Ltd.	6,600	142,716
	Systena Corp.	355,300	7,151,373
	Tachibana Eletech Co., Ltd.	110,760	1,518,533
	Takachiho Koheki Co., Ltd.	40,900	441,931
#	TAKEBISHI Corp.	52,200	760,566
#	Tamagawa Holdings Co., Ltd.	7,500	89,135
#	Tamura Corp.	444,000	2,903,911
	Tazmo Co., Ltd.	57,600	781,781
#	TDC Soft, Inc.	93,400	1,119,195
*	TeamSpirit, Inc.	1,300	9,828
	TechMatrix Corp.	246,900	4,459,093
#	Techno Horizon Co., Ltd.	56,700	656,199
	Tecnos Japan, Inc.	46,100	252,418
#	Teikoku Tsushin Kogyo Co., Ltd.	51,500	643,237
#	Terilogy Co., Ltd.	29,400	115,127
#	TESEC Corp.	22,600	515,035
	TKC Corp.	186,500	5,860,669
	Tobila Systems, Inc.	1,600	18,953
	Toho System Science Co., Ltd.	2,700	26,020
#	Tokyo Electron Device, Ltd.	45,100	2,954,317
	Tokyo Seimitsu Co., Ltd.	253,800	10,416,419
	Tomen Devices Corp.	17,800	868,321
	Topcon Corp.	684,300	11,900,369

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Torex Semiconductor, Ltd.	52,900	$1,262,165
	Toshiba TEC Corp.	76,900	3,254,655
#	Toukei Computer Co., Ltd.	6,210	267,785
	Towa Corp.	144,600	3,282,230
#	Toyo Corp.	149,600	1,613,911
	Transcosmos, Inc.	79,600	2,599,304
#	Tri Chemical Laboratories, Inc.	154,500	4,670,542
	Tsuzuki Denki Co., Ltd.	42,800	680,917
	Ubicom Holdings, Inc.	29,000	752,158
	Uchida Yoko Co., Ltd.	50,500	2,458,560
	ULS Group, Inc.	8,100	380,313
	Ulvac, Inc.	185,000	10,534,391
	Uniden Holdings Corp.	41,500	1,091,694
	UNITED, Inc.	24,200	358,164
	User Local, Inc.	6,200	105,836
#	V Technology Co., Ltd.	56,900	2,266,948
	VINX Corp.	24,100	212,323
	Visco Technologies Corp.	1,700	25,450
	Wacom Co., Ltd.	990,000	6,295,630
#	Wellnet Corp.	54,900	257,363
#*	WILLs, Inc.	34,200	330,806
	Wow World Inc.	21,700	347,721
*	Writeup Co., Ltd.	11,400	322,422
#	YAC Holdings Co., Ltd.	62,600	489,995
	Yamaichi Electronics Co., Ltd.	151,900	2,245,715
#	Yashima Denki Co., Ltd.	119,500	1,066,719
	YE DIGITAL Corp.	14,400	72,400
	Yokowo Co., Ltd.	108,500	2,436,402

TOTAL INFORMATION TECHNOLOGY			531,525,225

MATERIALS — (11.6%)
	Achilles Corp.	92,400	1,114,112
	ADEKA Corp.	602,400	13,536,314
	Agro-Kanesho Co., Ltd.	2,300	29,721
	Aichi Steel Corp.	70,200	1,669,772
	Arakawa Chemical Industries, Ltd.	110,100	1,206,979
#	Araya Industrial Co., Ltd.	20,500	278,888
	Asahi Holdings, Inc.	464,800	8,414,374
	Asahi Printing Co., Ltd.	25,700	201,994
	Asahi Yukizai Corp.	90,600	1,194,471
	Asahipen Corp.	2,100	34,851
#	Asia Pile Holdings Corp.	210,800	906,053
	C Uyemura & Co., Ltd.	72,700	2,942,319
	Carlit Holdings Co., Ltd.	131,200	1,041,171
	Chuetsu Pulp & Paper Co., Ltd.	49,900	542,739
#	Chugoku Marine Paints, Ltd.	351,700	2,633,148
	CI Takiron Corp.	291,200	1,650,446
	CK-San-Etsu Co., Ltd.	21,800	621,899
	Dai Nippon Toryo Co., Ltd.	129,600	1,007,618
	Daicel Corp.	694,900	5,410,625
	Daido Steel Co., Ltd.	170,600	7,235,639
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	126,400	1,760,720
	Daiken Corp.	77,000	1,613,165
	Daiki Aluminium Industry Co., Ltd.	178,800	2,659,343
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	2,069,734
#	Daito Chemix Corp.	20,700	241,185
	DIC Corp.	114,800	3,238,061
	DKS Co., Ltd.	50,800	1,464,636
	Dowa Holdings Co., Ltd.	199,905	7,852,093

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Dynapac Co., Ltd.	8,500	$109,359
	Fuji Seal International, Inc.	224,600	4,846,508
	Fujikura Kasei Co., Ltd.	167,500	817,965
	Fujimi, Inc.	36,800	2,119,772
#	Fujimori Kogyo Co., Ltd.	106,900	4,633,808
	Fuso Chemical Co., Ltd.	119,600	5,417,902
*	Geostr Corp.	57,100	180,852
#	Godo Steel, Ltd.	63,600	850,668
	Gun-Ei Chemical Industry Co., Ltd.	31,700	910,176
#	Hakudo Co., Ltd.	43,900	1,224,921
	Harima Chemicals Group, Inc.	96,100	780,639
	Hodogaya Chemical Co., Ltd.	43,000	1,997,868
	Hokkan Holdings, Ltd.	58,100	749,152
	Hokko Chemical Industry Co., Ltd.	119,100	1,212,207
#	Hokuetsu Corp.	793,299	4,858,208
	Ise Chemicals Corp.	13,000	448,672
#	Ishihara Chemical Co., Ltd.	71,000	907,738
	Ishihara Sangyo Kaisha, Ltd.	227,250	2,574,518
*	Ishizuka Glass Co., Ltd.	12,900	252,764
	Japan Pure Chemical Co., Ltd.	500	13,033
	JCU Corp.	137,200	5,452,606
	JSP Corp.	81,100	1,176,368
	Kaneka Corp.	27,300	1,140,270
	Kanto Denka Kogyo Co., Ltd.	288,300	2,745,740
	Katakura & Co-op Agri Corp.	21,500	234,462
	KeePer Technical Laboratory Co., Ltd.	102,400	3,099,200
	KEIWA, Inc.	7,300	337,413
	KH Neochem Co., Ltd.	229,700	6,286,210
#	Kimoto Co., Ltd.	222,300	488,588
	Koatsu Gas Kogyo Co., Ltd.	194,693	1,327,255
	Kobe Steel, Ltd.	1,495,100	9,057,746
#	Kohsoku Corp.	70,200	943,116
#	Konishi Co., Ltd.	215,600	3,433,879
	Konoshima Chemical Co., Ltd.	37,500	1,039,194
	Krosaki Harima Corp.	30,400	1,317,543
	Kumiai Chemical Industry Co., Ltd.	264,287	2,067,620
	Kunimine Industries Co., Ltd.	41,700	418,771
	Kureha Corp.	103,950	7,012,947
	Kurimoto, Ltd.	60,500	885,830
	Kuriyama Holdings Corp.	78,000	711,701
	Kyoei Steel, Ltd.	141,500	1,747,694
#	Kyowa Leather Cloth Co., Ltd.	81,300	500,260
	Lintec Corp.	271,800	6,207,874
	Maeda Kosen Co., Ltd.	119,400	3,539,154
	Maruichi Steel Tube, Ltd.	149,800	3,464,395
	MEC Co., Ltd.	97,900	2,796,607
#	Mitani Sekisan Co., Ltd.	67,400	4,350,868
*	Mitsubishi Paper Mills, Ltd.	277,700	923,336
#	Mitsubishi Steel Manufacturing Co., Ltd.	58,300	624,328
	Mitsui Mining & Smelting Co., Ltd.	372,700	10,345,815
#	Molitec Steel Co., Ltd.	83,100	330,798
	MORESCO Corp.	39,800	437,609
	Moriroku Holdings Co., Ltd.	8,000	148,617
#	Mory Industries, Inc.	34,700	736,298
	Nakayama Steel Works, Ltd.	169,700	648,207
	Nasu Denki Tekko Co., Ltd.	3,000	300,979
	Neturen Co., Ltd.	222,100	1,276,803
	New Japan Chemical Co., Ltd.	117,500	361,575
#	Nicca Chemical Co., Ltd.	45,700	423,451

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Nichia Steel Works, Ltd.	138,600	$379,967
	Nihon Kagaku Sangyo Co., Ltd.	83,100	1,004,327
	Nihon Nohyaku Co., Ltd.	243,500	1,200,461
	Nihon Parkerizing Co., Ltd.	521,900	5,355,654
#	Nihon Yamamura Glass Co., Ltd.	67,600	557,051
	Nippon Carbide Industries Co., Inc.	46,200	589,308
	Nippon Chemical Industrial Co., Ltd.	46,300	1,298,458
	Nippon Concrete Industries Co., Ltd.	293,100	794,460
#	Nippon Denko Co., Ltd.	767,314	2,187,734
#	Nippon Fine Chemical Co., Ltd.	83,400	1,627,606
	Nippon Kayaku Co., Ltd.	486,000	5,363,281
	Nippon Light Metal Holdings Co., Ltd.	376,490	6,554,980
#	Nippon Paper Industries Co., Ltd.	517,600	5,492,890
	Nippon Pillar Packing Co., Ltd.	134,200	3,219,793
	Nippon Shokubai Co., Ltd.	72,100	3,708,131
	Nippon Soda Co., Ltd.	154,300	4,958,818
	Nippon Yakin Kogyo Co., Ltd.	95,349	2,243,320
#	Nitta Gelatin, Inc.	85,500	499,610
	Nittetsu Mining Co., Ltd.	36,300	2,102,858
	Nozawa Corp.	47,500	303,884
	Oat Agrio Co., Ltd.	24,600	434,120
	Okamoto Industries, Inc.	70,500	2,597,949
	Okura Industrial Co., Ltd.	55,200	1,148,678
	Osaka Organic Chemical Industry, Ltd.	102,400	3,479,687
	Osaka Soda Co., Ltd.	93,799	2,263,464
	Osaka Steel Co., Ltd.	89,300	887,826
*	OSAKA Titanium Technologies Co., Ltd.	160,600	1,135,655
#	Pacific Metals Co., Ltd.	92,999	1,541,133
#	Pack Corp. (The)	87,200	2,420,624
	Rasa Industries, Ltd.	45,700	780,557
	Rengo Co., Ltd.	671,000	5,242,377
#	Riken Technos Corp.	234,800	1,186,573
	Sakai Chemical Industry Co., Ltd.	102,500	2,161,873
	Sakata INX Corp.	285,100	2,991,907
	Sanyo Chemical Industries, Ltd.	93,800	4,895,253
	Sanyo Special Steel Co., Ltd.	131,960	2,119,647
	Seiko PMC Corp.	78,300	583,340
	Sekisui Kasei Co., Ltd.	150,000	793,480
	Shikoku Chemicals Corp.	231,100	2,888,947
	Shinagawa Refractories Co., Ltd.	37,800	1,330,631
	Shin-Etsu Polymer Co., Ltd.	286,200	2,673,924
	SK Kaken Co., Ltd.	1,200	425,743
	Soken Chemical & Engineering Co., Ltd.	48,400	967,714
	Stella Chemifa Corp.	65,600	1,738,935
	Sumitomo Bakelite Co., Ltd.	192,800	8,906,106
#	Sumitomo Osaka Cement Co., Ltd.	226,899	6,315,913
	Sumitomo Seika Chemicals Co., Ltd.	56,400	1,831,772
#	T Hasegawa Co., Ltd.	209,300	4,983,691
#	T&K Toka Co., Ltd.	134,300	1,007,640
	Taisei Lamick Co., Ltd.	42,300	1,058,794
	Taiyo Holdings Co., Ltd.	229,200	5,818,445
	Takasago International Corp.	87,000	2,319,868
	Takemoto Yohki Co., Ltd.	43,800	369,922
#	Taoka Chemical Co., Ltd.	23,500	509,308
	Tayca Corp.	103,900	1,242,987
	Tenma Corp.	116,800	2,790,455
#	Titan Kogyo, Ltd.	5,100	88,230
	Toagosei Co., Ltd.	740,500	8,593,057
#*	Toda Kogyo Corp.	1,400	38,505

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Toho Acetylene Co., Ltd.	12,700	$149,036
	Toho Chemical Industry Co., Ltd.	47,000	226,801
	Toho Titanium Co., Ltd.	231,000	2,461,286
#	Toho Zinc Co., Ltd.	89,899	2,103,946
	Tohoku Steel Co., Ltd.	16,300	248,504
	Tokushu Tokai Paper Co., Ltd.	64,258	2,587,191
	Tokuyama Corp.	385,498	7,354,446
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	216,068
*	Tokyo Rope Manufacturing Co., Ltd.	45,400	395,613
	Tokyo Steel Manufacturing Co., Ltd.	615,600	6,320,778
	Tokyo Tekko Co., Ltd.	61,900	881,980
*	Tomoegawa Co., Ltd.	29,600	248,440
	Tomoku Co., Ltd.	70,600	1,222,389
	Topy Industries, Ltd.	88,200	962,085
	Toyo Gosei Co., Ltd.	31,100	4,142,599
	Toyo Ink SC Holdings Co., Ltd.	240,100	4,513,750
#	Toyo Seikan Group Holdings, Ltd.	153,800	1,798,787
	Toyobo Co., Ltd.	523,000	6,525,366
	TYK Corp.	148,500	437,020
*	UACJ Corp.	208,841	5,468,952
	Ube Industries, Ltd.	425,800	8,325,283
#	Valqua, Ltd.	108,399	2,082,715
	Vertex Corp.	45,998	1,348,852
	Wavelock Holdings Co., Ltd.	30,900	191,985
#	Wood One Co., Ltd.	40,897	413,247
#*	W-Scope Corp.	31,100	238,490
	Yamato Kogyo Co., Ltd.	253,200	8,109,035
	Yodogawa Steel Works, Ltd.	142,600	3,108,851
#	Yotai Refractories Co., Ltd.	119,200	1,312,093
	Yushiro Chemical Industry Co., Ltd.	67,000	713,754

TOTAL MATERIALS			411,936,590

REAL ESTATE — (1.7%)
	AD Works Group Co., Ltd.	219,879	316,843
	Airport Facilities Co., Ltd.	143,970	777,834
	Anabuki Kosan, Inc.	16,400	304,183
	Aoyama Zaisan Networks Co., Ltd.	90,200	833,657
	Apaman Co., Ltd.	75,900	370,715
#	Ardepro Co., Ltd.	70,700	36,037
	Arealink Co., Ltd.	29,600	387,355
#	B-Lot Co., Ltd.	40,000	194,368
	Cosmos Initia Co., Ltd.	94,400	369,820
#	CRE, Inc.	19,600	421,953
#	Daibiru Corp.	312,700	4,596,445
#	Dear Life Co., Ltd.	152,600	658,553
	Goldcrest Co., Ltd.	103,270	1,565,708
	Good Com Asset Co., Ltd.	42,500	548,063
	Grandy House Corp.	95,600	421,584
	Heiwa Real Estate Co., Ltd.	228,000	7,909,689
	Ichigo, Inc.	945,400	3,110,180
*	Japan Asset Marketing Co., Ltd.	1,077,900	1,005,219
#	Japan Property Management Center Co., Ltd.	86,300	928,090
	JSB Co., Ltd.	19,500	544,932
	Katitas Co., Ltd.	119,300	4,205,126
	Keihanshin Building Co., Ltd.	214,600	2,710,354
	Loadstar Capital KK	9,200	81,305
#*	Mirainovate Co., Ltd.	285,540	628,961
	Mugen Estate Co., Ltd.	64,200	280,241
	Nippon Commercial Development Co., Ltd.	84,600	1,318,635

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
#	Nisshin Group Holdings Co., Ltd.	210,700	$949,541
#	Property Agent, Inc.	9,200	261,684
#	Raysum Co., Ltd.	97,800	669,152
	SAMTY Co., Ltd.	180,350	3,770,505
	Sankyo Frontier Co., Ltd.	24,600	1,157,194
	Sansei Landic Co., Ltd.	29,100	215,306
	Shinoken Group Co., Ltd.	112,600	1,170,804
*	SRE Holdings Corp.	25,400	1,801,712
	Star Mica Holdings Co., Ltd.	87,800	1,211,211
	Starts Corp., Inc.	224,000	5,330,095
	Sun Frontier Fudousan Co., Ltd.	202,800	2,023,369
	Sunnexta Group, Inc.	11,700	105,371
	Takara Leben Co., Ltd.	547,800	1,581,477
	Tenpo Innovation Co., Ltd.	3,100	25,826
	TOC Co., Ltd.	318,850	1,879,001
	Tokyo Rakutenchi Co., Ltd.	19,800	731,810
#*	Tokyo Theatres Co., Inc.	47,099	540,648
	Tosei Corp.	202,900	2,184,569
	Urbanet Corp. Co., Ltd.	92,700	259,492
	Yoshicon Co., Ltd.	3,100	32,967

TOTAL REAL ESTATE			60,427,584

UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	673,142
#	eRex Co., Ltd.	194,300	4,315,474
	Hiroshima Gas Co., Ltd.	322,200	1,117,965
#	Hokkaido Electric Power Co., Inc.	1,163,200	5,538,451
	Hokkaido Gas Co., Ltd.	98,500	1,364,539
#	Hokuriku Electric Power Co.	991,200	5,343,524
#	Hokuriku Gas Co., Ltd.	10,100	282,514
	K&O Energy Group, Inc.	100,400	1,269,049
	Nippon Gas Co., Ltd.	684,000	9,395,097
	Okinawa Electric Power Co., Inc. (The)	300,516	3,870,813
	Saibu Gas Holdings Co., Ltd.	223,200	4,937,922
#	Shikoku Electric Power Co., Inc.	656,500	4,550,084
	Shizuoka Gas Co., Ltd.	334,900	4,037,723
#	Toell Co., Ltd.	57,500	447,889
	West Holdings Corp.	143,603	6,320,370

TOTAL UTILITIES			53,464,556

TOTAL COMMON STOCKS			3,480,670,356

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Fuji Kosan Co., Ltd. Anrechte Rights 09/30/22	4,400	0

TOTAL INVESTMENT SECURITIES (Cost $2,871,953,302)			3,480,670,356

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	6,374,062	73,747,899

TOTAL INVESTMENTS — (100.0%)
(Cost $2,945,688,458)^^			$3,554,418,255

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of September 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$110,917,836	—	$110,917,836
Consumer Discretionary	—	507,451,934	—	507,451,934
Consumer Staples	—	263,022,216	—	263,022,216
Energy	—	34,010,579	—	34,010,579
Financials	—	296,822,643	—	296,822,643
Health Care	—	158,958,123	—	158,958,123
Industrials	—	1,052,133,070	—	1,052,133,070
Information Technology	—	531,525,225	—	531,525,225
Materials	—	411,936,590	—	411,936,590
Real Estate	—	60,427,584	—	60,427,584
Utilities	—	53,464,556	—	53,464,556

Securities Lending Collateral	—	73,747,899	—	73,747,899

TOTAL	—	$3,554,418,255	—	$3,554,418,255

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (58.0%)
*	3P Learning, Ltd.	93,233	$81,274
#	5G Networks, Ltd.	35,296	23,787
*	A2B Australia, Ltd.	313,193	301,796
	Accent Group, Ltd.	2,156,788	3,476,295
	Adairs, Ltd.	929,029	2,700,369
	Adbri, Ltd.	2,286,093	5,265,829
#*	Advance NanoTek, Ltd.	9,653	24,713
#	AGL Energy, Ltd.	1,270,571	5,247,046
*	Ainsworth Game Technology, Ltd.	458,139	407,973
#*	Alcidion Group, Ltd.	407,251	103,782
#*	Alkane Resources, Ltd.	3,127,231	1,918,851
*	Alliance Aviation Services, Ltd.	236,140	728,940
	ALS, Ltd.	310,328	2,794,750
	Altium, Ltd.	49,728	1,254,619
#*	Altura Mining, Ltd.	1,171,741	11,123
#*	AMA Group, Ltd.	3,098,482	982,417
#*	American Pacific Borates, Ltd.	10,282	10,864
#*	AMP, Ltd.	10,734,600	7,569,340
	Ansell, Ltd.	227,013	5,515,817
	Appen, Ltd.	355,148	2,254,601
*	Arafura Resources, Ltd.	4,384,468	696,001
	ARB Corp., Ltd.	516,779	17,971,708
#*	Ardent Leisure Group, Ltd.	3,156,808	3,672,063
#*	Argosy Minerals, Ltd.	1,030,094	149,431
*	Atomos, Ltd.	322,939	356,283
	AUB Group, Ltd.	496,714	8,428,098
#*	Audinate Group, Ltd.	29,694	213,050
#*	Aurelia Metals, Ltd.	6,485,813	1,406,394
	Austal, Ltd.	2,278,005	3,059,370
	Austin Engineering, Ltd.	129,055	22,453
#*	Australian Agricultural Co., Ltd.	3,315,760	3,520,559
	Australian Ethical Investment, Ltd.	93,967	745,211
	Australian Finance Group, Ltd.	1,471,003	2,913,328
*	Australian Mines Ltd.	8,955,734	146,461
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,983,129
*	Australian Potash, Ltd.	312,442	21,682
#*	Australian Strategic Materials, Ltd.	493,304	3,508,562
#	Australian Vintage, Ltd.	3,306,194	1,915,592
	Auswide Bank, Ltd.	128,732	599,599
#	Ava Risk Group, Ltd.	27,751	9,551
#	AVJennings, Ltd.	6,240,021	2,729,248
#*	AVZ Minerals, Ltd.	1,847,793	441,661
*	Axsesstoday, Ltd.	1,687	1
	Baby Bunting Group, Ltd.	685,252	2,733,307
*	Bannerman Energy, Ltd.	831,485	147,632
	Bapcor, Ltd.	2,189,248	11,808,765
	Base Resources, Ltd.	702,809	131,964
*	BCI Minerals, Ltd.	931,560	260,182
	Beach Energy, Ltd.	7,632,087	8,150,975
	Beacon Lighting Group, Ltd.	253,163	389,834
	Beacon Minerals, Ltd.	1,192,212	26,773
	Bega Cheese, Ltd.	1,973,378	7,579,804
	Bell Financial Group, Ltd.	529,558	648,450
#*	Bellevue Gold, Ltd.	2,356,097	1,437,126
	Bendigo & Adelaide Bank, Ltd.	67,772	455,356

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Betmakers Technology Group, Ltd.	1,239,988	$934,772
#*	Bigtincan Holdings, Ltd.	1,280,517	1,161,834
*	Bionomics, Ltd.	160,677	19,772
*	Black Rock Mining, Ltd.	1,002,830	135,258
#	Blackmores, Ltd.	94,090	6,370,732
#*	Boss Energy, Ltd.	1,063,759	179,897
*	Botanix Pharmaceuticals, Ltd.	688,967	34,148
	Bravura Solutions, Ltd.	1,794,239	3,934,794
	Breville Group, Ltd.	701,776	14,447,513
	Brickworks, Ltd.	486,532	8,655,426
	BWX, Ltd.	891,297	3,121,304
*	Byron Energy, Ltd.	89,192	8,674
*	Calidus Resources, Ltd.	690,973	269,374
	Calima Energy, Ltd.	199,846	31,063
#*	Calix, Ltd.	399,626	1,492,613
	Capitol Health, Ltd.	4,582,866	1,226,295
	Capral, Ltd.	21,060	121,981
#*	Capricorn Metals, Ltd.	537,034	826,487
*	Carbon Revolution, Ltd.	18,378	16,074
	Cardno, Ltd.	1,128,765	906,107
#*	Carnarvon Petroleum, Ltd.	3,654,664	827,536
	carsales.com Ltd	621,493	11,155,495
#	Cash Converters International, Ltd.	2,766,362	506,689
#*	Catapult Group International, Ltd.	401,552	557,287
*	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	430,903	1,886,951
*	Central Petroleum, Ltd.	698,601	55,332
*	Centrebet Litigation	81,336	0
*	Centrebet Litigation Claim	81,336	0
#	Centuria Capital Group	1,210,015	2,944,232
	Challenger, Ltd.	2,321,555	10,330,410
*	Champion Iron, Ltd.	1,088,458	3,721,579
*	City Chic Collective, Ltd.	601,537	2,795,565
#	Class, Ltd.	492,033	614,228
*	Clean Seas Seafood, Ltd.	231,488	93,785
#*	Clean TeQ Water, Ltd.	4,346	2,074
	Cleanaway Waste Management, Ltd.	2,733,816	5,365,185
	ClearView Wealth, Ltd.	54,600	26,965
	Clinuvel Pharmaceuticals, Ltd.	201,161	6,151,277
#	Clover Corp., Ltd.	615,067	683,658
	Codan, Ltd.	670,501	6,086,643
#*	Collection House, Ltd.	2,084,920	256,133
	Collins Foods, Ltd.	745,683	6,483,595
#*	Cooper Energy, Ltd.	11,268,438	2,189,653
#*	Core Lithium, Ltd.	756,237	226,537
*	Corporate Travel Management, Ltd.	650,080	11,337,857
	Costa Group Holdings, Ltd.	2,751,728	6,416,187
	Credit Corp. Group, Ltd.	442,571	9,547,601
	CSR, Ltd.	3,109,441	12,360,679
*	Cynata Therapeutics, Ltd.	48,635	20,091
*	Dacian Gold, Ltd.	808,363	113,458
*	Danakali Ltd.	591,349	182,463
	Data#3, Ltd.	1,010,106	3,475,231
*	Decmil Group, Ltd.	508,303	128,896
#*	Deep Yellow, Ltd.	571,545	377,687
	Deterra Royalties, Ltd.	1,940,354	5,221,576
#	Dicker Data, Ltd.	302,742	2,726,002
	Domain Holdings Australia, Ltd.	1,497,814	5,981,379
	Downer EDI, Ltd.	2,230,638	10,167,250

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Eagers Automotive, Ltd.	775,292	$8,239,506
	Earlypay, Ltd.	728,579	239,783
#*	Eclipx Group, Ltd.	2,030,317	3,586,987
*	Ecofibre, Ltd.	32,231	19,631
#*	Ecograf, Ltd.	1,451,454	728,644
	Elanor Investor Group	253,444	378,536
	Elders, Ltd.	1,009,369	8,818,320
#*	Electro Optic Systems Holdings, Ltd.	454,671	1,115,174
*	Element 25, Ltd.	9,948	13,401
*	Elixir Energy, Ltd.	2,250,692	408,708
#	Emeco Holdings, Ltd.	1,879,631	1,412,700
#*	EML Payments, Ltd.	958,009	2,631,065
*	Energy Resources of Australia, Ltd.	109,631	27,166
	Enero Group, Ltd.	114,016	248,295
*	EnviroSuite, Ltd.	359,484	43,693
	EQT Holdings, Ltd.	115,481	2,400,641
	Estia Health, Ltd.	1,663,088	2,736,827
	Eureka Group Holdings, Ltd.	28,507	13,177
	Euroz, Ltd.	187,846	206,186
*	EVENT Hospitality and Entertainment, Ltd.	546,035	6,026,492
*	FAR, Ltd.	127,715	69,710
	Finbar Group, Ltd.	259,787	151,247
	Fleetwood, Ltd.	489,987	799,603
#*	Flight Centre Travel Group, Ltd.	549,799	8,383,946
*	Fluence Corp., Ltd.	116,395	15,115
#*	Freedom Foods Group, Ltd.	362,595	128,167
*	Frontier Digital Ventures, Ltd.	430,761	486,601
*	Future Metals NL	149,771	20,364
#*	G8 Education, Ltd.	5,653,335	4,252,150
#*	Galan Lithium, Ltd.	1,097,389	788,614
#*	Genetic Signatures, Ltd.	104,648	109,750
#*	Genex Power, Ltd.	799,280	134,112
	Genworth Mortgage Insurance Australia, Ltd.	1,707,439	2,702,050
*	Geopacific Resources, Ltd.	14,236	3,277
	Geopacific Resources, Ltd.	19,080	4,414
#	Gold Road Resources, Ltd.	5,327,816	4,598,334
	GR Engineering Services, Ltd.	113,739	145,033
	GrainCorp, Ltd., Class A	1,547,172	6,981,312
	Grange Resources, Ltd.	1,143,598	441,013
#*	Greenland Minerals, Ltd.	1,692,337	131,542
*	GTN, Ltd.	15,394	5,081
	GUD Holdings, Ltd.	769,603	5,616,047
	GWA Group, Ltd.	1,516,127	2,967,920
*	GWR Group, Ltd.	182,456	19,126
	Hansen Technologies, Ltd.	1,293,047	5,119,426
	Healius, Ltd.	3,973,423	13,563,009
#*	Helloworld Travel, Ltd.	51,370	93,922
*	Highfield Resources, Ltd.	198,321	70,885
*	Horizon Oil, Ltd.	714,889	46,507
*	Hot Chili, Ltd.	2,596,076	68,792
	HT&E, Ltd.	1,686,962	2,010,865
	HUB24, Ltd.	281,179	5,789,765
#*	Humm Group, Ltd.	2,480,303	1,504,987
*	IDM International, Ltd.	958	0
*	IDT Australia, Ltd.	287,449	133,226
	IGO, Ltd.	416,377	2,609,529
	Iluka Resources, Ltd.	1,860,372	11,967,353
	Image Resources NL	371,646	43,497
	Imdex, Ltd.	2,736,338	4,566,350

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Immutep, Ltd.	218,170	$84,667
#*	ImpediMed, Ltd.	417,437	37,424
	Infomedia, Ltd.	2,799,017	3,518,478
#	Inghams Group, Ltd.	2,191,759	6,454,597
	Intega Group, Ltd.	1,127,842	456,730
	Integral Diagnostics, Ltd.	981,703	3,488,539
*	Integrated Research, Ltd.	791,910	931,656
*	Investigator Resources, Ltd.	686,170	29,626
#	InvoCare, Ltd.	945,502	7,944,430
#*	ioneer, Ltd.	7,166,849	3,216,083
	IOOF Holdings, Ltd.	3,815,495	11,647,030
#*	IOUpay, Ltd.	1,476,593	281,179
	IPH, Ltd.	1,243,670	8,122,153
	IRESS, Ltd.	1,225,060	9,991,732
	iSelect, Ltd.	33,051	8,298
	IVE Group, Ltd.	580,082	638,783
*	Japara Healthcare, Ltd.	1,594,623	1,586,297
#*	Jervois Global, Ltd.	88,121	31,164
	Johns Lyng Group, Ltd.	843,057	3,711,946
	Jumbo Interactive, Ltd.	208,843	2,395,653
#	Jupiter Mines, Ltd.	5,368,466	852,634
#*	Kalium Lakes, Ltd.	274,901	41,063
#*	Karoon Energy, Ltd.	3,575,159	3,948,381
*	KGL Resources, Ltd.	114,772	44,530
*	Kingsgate Consolidated, Ltd.	1,079,815	1,238,249
#*	Kogan.com, Ltd.	404,467	3,148,140
*	Lake Resources NL	3,016,744	1,323,246
*	Lednium Technology Pty, Ltd.	195,019	0
*	Legend Mining, Ltd.	2,176,273	120,079
#	Lifestyle Communities, Ltd.	237,440	3,746,073
	Link Administration Holdings, Ltd.	2,206,818	6,920,257
#*	Livetiles, Ltd.	344,818	31,641
#	Lovisa Holdings, Ltd.	245,137	3,306,701
	Lycopodium, Ltd.	3,729	11,938
*	Lynas Rare Earths, Ltd.	3,049,055	14,428,550
	MA Financial Group, Ltd.	137,014	721,276
	MACA, Ltd.	1,622,774	759,620
*	Mach7 Technologies, Ltd.	42,643	32,245
	Macmahon Holdings, Ltd.	5,609,856	805,804
*	Macquarie Telecom Group, Ltd.	5,861	327,152
*	Maggie Beer Holdings, Ltd.	213,500	67,269
	Mallee Resources, Ltd.	49,486	9,391
#*	Matador Mining, Ltd.	63,503	17,395
*	MaxiPARTS, Ltd.	5,897	16,657
#*	Mayne Pharma Group, Ltd.	9,518,774	1,940,073
	McMillan Shakespeare, Ltd.	519,015	5,408,752
#	McPherson’s, Ltd.	653,702	504,284
#*	Medical Developments International, Ltd.	100,861	375,555
	Medusa Mining, Ltd.	599,731	306,127
*	Megaport, Ltd.	391,855	4,682,562
#*	Mesoblast, Ltd.	2,382,780	2,847,792
#*	Metals X, Ltd.	3,565,919	943,917
#	Metcash, Ltd.	6,296,220	17,610,491
#	Michael Hill International, Ltd.	1,490,263	945,963
*	Millennium Minerals, Ltd.	1,065,474	0
#*	Mincor Resources NL	1,162,289	1,108,943
	Mincor Resources NL	64,259	61,787
	Mineral Resources, Ltd.	26,617	844,720
*	MMA Offshore, Ltd.	1,249,410	353,736

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	MNF Group, Ltd.	233,069	$1,118,926
#	Monadelphous Group, Ltd.	566,488	3,656,969
	Monash IVF Group, Ltd.	1,738,681	1,203,606
	Money3 Corp., Ltd.	1,268,808	3,064,677
*	MoneyMe, Ltd.	55,212	80,437
*	Morning Star Gold NL	332,749	0
	Motorcycle Holdings, Ltd.	79,375	170,906
	Mount Gibson Iron, Ltd.	3,756,776	1,303,661
*	Myer Holdings, Ltd.	3,915,011	1,600,057
	MyState, Ltd.	662,767	2,353,384
#*	Nanosonics, Ltd.	824,606	3,691,324
	Navigator Global Investments, Ltd.	901,466	1,148,270
#*	Nearmap, Ltd.	3,251,840	4,360,184
#*	Neometals, Ltd.	1,542,276	938,859
	Netwealth Group, Ltd.	487,393	5,030,683
*	New Century Resources, Ltd.	1,368,711	152,748
#	New Energy Solar	201,504	116,298
#	New Hope Corp., Ltd.	2,234,532	3,854,451
#	nib holdings, Ltd.	2,951,426	14,538,966
#	Nick Scali, Ltd.	406,481	3,334,865
	Nickel Mines, Ltd.	2,772,190	1,844,918
	Nine Entertainment Co. Holdings, Ltd.	2,177,769	4,070,257
*	Nitro Software, Ltd.	66,552	173,962
	NRW Holdings, Ltd.	3,118,446	3,458,009
*	Nufarm, Ltd.	1,868,539	6,383,499
	Objective Corp., Ltd.	29,953	397,701
*	OFX Group, Ltd.	1,702,496	1,945,764
*	Oklo Resources, Ltd.	202,639	17,040
*	OM Holdings, Ltd.	472,583	319,886
#*	Omni Bridgeway, Ltd.	2,340,733	5,793,430
*	oOh!media, Ltd.	3,358,042	4,265,014
*	Opthea, Ltd.	525,209	501,653
	Ora Banda Mining Ltd.	99,291	6,819
*	Ora Banda Mining, Ltd.	669,996	46,183
*	Orbital Corp., Ltd.	16,624	7,725
*	OreCorp, Ltd.	109,601	51,754
*	Orocobre, Ltd.	2,264,756	13,919,298
	Orora, Ltd.	5,931,076	13,070,075
#	Over the Wire Holdings, Ltd.	43,177	147,305
	OZ Minerals, Ltd.	504,508	8,100,084
	Pacific Current Group, Ltd.	265,569	1,416,395
#*	Pacific Smiles Group, Ltd.	272,678	526,558
	Pact Group Holdings, Ltd.	1,422,949	3,880,117
*	Paladin Energy, Ltd.	1,591,886	782,654
*	Panoramic Resources, Ltd.	9,516,699	1,463,286
#*	Pantoro, Ltd.	2,148,417	320,322
*	Paradigm Biopharmaceuticals, Ltd.	41,528	65,359
*	Peak Resources, Ltd.	224,220	14,524
	Peet, Ltd.	1,089,210	809,156
	Pendal Group, Ltd.	2,058,779	11,978,937
*	Peninsula Energy, Ltd.	2,295,111	341,037
	People Infrastructure, Ltd.	190,554	522,538
	Perenti Global, Ltd.	4,332,628	2,519,309
	Perpetual, Ltd.	376,124	10,167,910
*	Perseus Mining, Ltd.	8,114,950	8,163,473
#	Pinnacle Investment Management Group, Ltd.	273,668	3,064,268
#	Platinum Asset Management, Ltd.	1,941,364	4,871,536
*	Poseidon Nickel, Ltd.	8,452,919	568,064
#	PPK Group, Ltd.	17,813	196,149

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Praemium, Ltd.	1,937,725	$1,491,854
	Premier Investments, Ltd.	490,367	10,542,218
	Pro Medicus, Ltd.	209,876	8,141,979
	Probiotec, Ltd.	59,324	93,738
	Pro-Pac Packaging, Ltd.	72,722	10,499
	Propel Funeral Partners, Ltd.	112,870	330,905
#*	Prospect Resources, Ltd.	1,167,946	357,107
#	PSC Insurance Group, Ltd.	134,569	408,872
	PWR Holdings, Ltd.	416,986	2,649,849
*	PYC Therapeutics, Ltd.	389,981	39,499
	QANTM Intellectual Property, Ltd.	46,675	41,036
	Ramelius Resources, Ltd.	4,810,778	4,630,018
*	ReadyTech Holdings, Ltd.	163,033	409,441
#	Reckon, Ltd.	391,834	284,395
*	Red 5, Ltd.	7,225,803	1,094,902
#*	Redbubble, Ltd.	705,531	2,201,803
*	Redcape Hotel Group	165,496	130,023
*	Redcape Hotel Group	34,478	0
#	Regis Healthcare, Ltd.	925,263	1,335,404
	Regis Resources, Ltd.	4,825,314	6,996,538
*	Reject Shop, Ltd. (The)	140,475	641,289
	Reliance Worldwide Corp., Ltd.	3,448,021	12,537,884
#	Resimac Group, Ltd.	49,681	72,794
#*	Resolute Mining, Ltd.	8,007,059	2,402,774
*	Retail Food Group, Ltd.	9,393,249	526,909
*	Rex Minerals, Ltd.	26,619	4,741
*	Rhipe, Ltd.	349,672	624,609
*	Ridley Corp., Ltd.	1,862,695	1,793,450
*	RPMGlobal Holdings, Ltd.	748,285	1,040,832
#*	Rumble Resources, Ltd.	178,014	55,209
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,187,001	4,630,847
	Sandfire Resources, Ltd.	1,538,680	6,095,888
*	SciDev, Ltd.	122,828	70,056
	SeaLink Travel Group, Ltd.	369,244	2,362,234
*	Select Harvests, Ltd.	880,705	5,219,329
#	Senex Energy, Ltd.	1,216,209	3,225,228
#	Servcorp, Ltd.	342,954	950,096
#*	Service Stream, Ltd.	3,861,053	2,455,858
#*	Seven West Media, Ltd.	5,839,397	1,683,963
#	SG Fleet Group, Ltd.	517,877	1,109,158
	Shaver Shop Group, Ltd.	566,792	414,783
*	Sheffield Resources, Ltd.	129,910	30,282
	Shine Justice, Ltd.	48,255	44,465
	Shriro Holdings, Ltd.	24,206	18,945
	Sigma Healthcare, Ltd.	6,192,917	2,780,742
*	Silex Systems, Ltd.	51,736	48,233
*	Silver Lake Resources, Ltd.	5,791,755	5,610,757
*	Silver Mines, Ltd.	728,929	97,896
	Sims, Ltd.	1,175,465	11,042,037
	SmartGroup Corp., Ltd.	865,067	5,903,222
#*	SomnoMed, Ltd.	25,160	42,496
	Southern Cross Electrical Engineering, Ltd.	182,852	83,799
	Southern Cross Media Group, Ltd.	1,508,524	2,338,191
	Spark Infrastructure Group	10,978,157	22,174,318
#*	Speedcast International, Ltd.	1,497,915	0
*	Spirit Technology Solutions, Ltd.	391,679	66,334
#	SRG Global, Ltd.	330,321	121,866
#	St Barbara, Ltd.	4,977,669	4,797,314

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Star Entertainment Grp, Ltd. (The)	3,941,041	$12,517,772
*	Starpharma Holdings, Ltd.	106,110	101,288
	Steadfast Group, Ltd.	4,673,257	16,133,045
#*	Strike Energy, Ltd.	3,317,524	629,641
	Sunland Group, Ltd.	1,168,149	2,064,016
#*	Sunrise Energy Metals, Ltd.	8,693	9,941
	Super Retail Group, Ltd.	1,085,264	9,443,606
*	Superloop, Ltd.	1,646,369	1,159,220
#*	Syrah Resources, Ltd.	3,222,455	2,433,905
	Tassal Group, Ltd.	1,531,815	3,872,097
	Technology One, Ltd.	1,748,272	14,115,584
*	Temple & Webster Group, Ltd.	138,534	1,237,468
*	Tiger Resources, Ltd.	9,447,997	1,366
	Tribune Resources, Ltd.	14,725	52,038
#*	Tyro Payments, Ltd.	1,573,396	4,366,426
	United Malt Grp, Ltd.	1,771,214	5,160,053
*	Uniti Group, Ltd.	1,518,069	4,184,293
*	Venturex Resources, Ltd.	75,746	28,405
	VGI Partners, Ltd.	7,907	33,131
*	Virgin Australia Holdings, Ltd.	7,648,897	0
	Virtus Health, Ltd.	589,189	2,497,216
	Vita Group, Ltd.	819,314	463,464
Ω	Viva Energy Group, Ltd.	3,968,145	6,710,123
*	Viva Leisure, Ltd.	69,878	117,982
#*	Vmoto, Ltd.	267,457	78,573
#*	Volpara Health Technologies, Ltd.	225,102	191,732
*	VRX Silica, Ltd.	1,164,455	182,101
*	Wagners Holding Co., Ltd.	122,838	158,220
*	Walkabout Resources, Ltd.	632,601	90,663
#*	Warrego Energy, Ltd.	86,865	13,316
#*	Webjet, Ltd.	2,056,935	9,252,839
*	West African Resources, Ltd.	3,908,784	2,743,272
*	Western Areas, Ltd.	2,254,139	4,814,317
	Westgold Resources, Ltd.	2,414,524	2,828,170
#*	Whispir, Ltd.	121,430	197,988
*	Whitehaven Coal, Ltd.	4,887,743	11,188,372
*	Widgie Nickel, Ltd.	265,653	42,252
*	Wiluna Mining Corp., Ltd.	34,271	24,992
#*	Zip Co., Ltd.	1,241,656	6,123,941

TOTAL AUSTRALIA			1,012,615,079

CHINA — (0.0%)
*	FIH Mobile, Ltd.	744,000	110,985
	TK Group Holdings, Ltd.	148,000	56,471

TOTAL CHINA			167,456

HONG KONG — (21.9%)
*	Aceso Life Science Group, Ltd.	18,044,400	480,946
	Aeon Credit Service Asia Co., Ltd.	986,000	638,132
	Allied Group, Ltd.	12,486,000	4,519,271
	Analogue Holdings, Ltd.	310,000	70,862
	APAC Resources, Ltd.	3,766,513	652,423
#*	Apollo Future Mobility Group, Ltd.	8,436,000	551,275
*	Applied Development Holdings, Ltd.	13,430,000	174,912
*	Arts Optical International Hldgs, Ltd.	322,000	28,544
	Asia Financial Holdings, Ltd.	2,296,908	965,422
	Asia Standard Hotel Group, Ltd.	3,641,654	93,916
	Asia Standard International Group, Ltd.	12,272,917	1,353,279

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Asiasec Properties, Ltd.	1,913,000	$377,110
	ASM Pacific Technology, Ltd.	1,406,800	15,357,034
	Associated International Hotels, Ltd.	952,000	1,548,185
	Automated Systems Holdings, Ltd.	340,400	52,297
	Bank of East Asia, Ltd. (The)	2,534,800	4,086,434
*	Bel Global Resources Holdings, Ltd.	2,576,000	0
	Best Mart 360 Holdings, Ltd.	984,000	210,931
*	Blue River Holdings, Ltd.	4,005,194	126,567
Ω	BOC Aviation, Ltd.	563,000	4,697,676
	BOCOM International Holdings Co., Ltd.	1,585,000	366,757
#	BOE Varitronix, Ltd.	3,807,293	3,622,627
	Brightoil Petroleum Holdings, Ltd.	9,034,000	326,446
	Build King Holdings, Ltd.	530,000	66,756
	Cafe de Coral Holdings, Ltd.	3,056,000	5,593,404
#*	Cathay Pacific Airways, Ltd.	3,131,000	2,615,622
*	Century City International Holdings, Ltd.	7,111,460	405,465
#	CGN Mining Co., Ltd.	5,570,000	705,002
	Chen Hsong Holdings	1,296,000	389,672
	Cheuk Nang Holdings, Ltd.	771,714	270,646
	Chevalier International Holdings, Ltd.	820,989	971,025
*	China Baoli Technologies Holdings, Ltd.	114,750	6,413
*	China Best Group Holding, Ltd.	1,274,998	56,412
*	China Display Optoelectronics Technology Holdings, Ltd.	6,152,000	461,558
*	China Energy Development Holdings, Ltd.	58,624,000	816,111
	China Motor Bus Co., Ltd.	75,200	1,032,155
*	China Solar Energy Holdings, Ltd.	1,669,500	7,238
#*	China Star Entertainment, Ltd.	11,170,000	1,303,136
#*	China Strategic Holdings, Ltd.	80,821,250	626,873
	China Tonghai International Financial, Ltd.	1,300,000	33,506
	Chinese Estates Holdings, Ltd.	2,943,500	1,096,536
	Chinney Investments, Ltd.	1,180,000	251,462
#	Chong Hing Bank, Ltd.	244,000	651,636
	Chow Sang Sang Holdings International, Ltd.	2,417,000	3,605,850
	Chuang’s China Investments, Ltd.	8,811,407	453,164
	Chuang’s Consortium International, Ltd.	7,519,043	833,730
	CITIC Telecom International Holdings, Ltd.	13,126,125	4,464,346
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,745,542
#	CMBC Capital Holdings, Ltd.	17,640,000	221,533
#	C-Mer Eye Care Holding, Ltd.	1,724,000	1,763,894
*	CNQC International Holdings, Ltd.	320,000	28,730
	CNT Group, Ltd.	7,979,264	402,115
#	Convenience Retail Asia, Ltd.	1,026,000	103,058
#*	Cowell e Holdings, Inc.	407,000	254,107
Ω	Crystal International Group, Ltd.	210,500	76,316
	CSI Properties, Ltd.	47,866,383	1,373,978
	Dah Sing Banking Group, Ltd.	3,764,716	3,448,132
	Dah Sing Financial Holdings, Ltd.	1,436,144	4,299,558
	Dickson Concepts International, Ltd.	1,591,000	832,726
*	Digital Domain Holdings, Ltd.	2,310,000	17,939
*	Dingyi Group Investment, Ltd.	300,000	3,894
	Dynamic Holdings, Ltd.	150,000	251,913
	Eagle Nice International Holdings, Ltd.	2,166,000	1,331,955
#	EC Healthcare	1,377,097	1,847,532
	EcoGreen International Group, Ltd.	1,994,640	479,530
*	Emperor Capital Group, Ltd.	30,219,000	450,406
	Emperor Entertainment Hotel, Ltd.	4,840,000	535,774
	Emperor International Holdings, Ltd.	10,584,753	1,370,297
	Emperor Watch & Jewellery, Ltd.	25,160,000	573,961
*	Energy International Investments Holdings, Ltd.	1,960,000	17,876

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings, Ltd.	14,752,000	$1,131,324
*	Esprit Holdings, Ltd.	10,942,825	971,440
*	Eternity Investment, Ltd.	820,000	23,111
	EuroEyes International Eye Clinic, Ltd.	210,000	285,880
*	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	805,600	1,721,597
	Far East Consortium International, Ltd.	12,207,827	4,136,885
	First Pacific Co., Ltd.	15,728,000	5,653,998
*	First Shanghai Investments, Ltd.	5,568,000	189,380
#*Ω	FIT Hon Teng, Ltd.	1,652,000	341,892
#*Ω	Fosun Tourism Group	176,600	228,069
	Fountain SET Holdings, Ltd.	6,120,000	1,066,613
	Four Seas Mercantile Holdings, Ltd.	610,000	232,683
*	Freeman FinTech Corp., Ltd.	13,680,000	29,698
*Ω	Frontage Holdings Corp.	2,032,000	1,315,918
	FSE Lifestyle Services, Ltd.	586,000	519,516
#*	GBA Holdings, Ltd.	18,640,000	23,945
	GDH Guangnan Holdings., Ltd.	2,083,600	188,064
*	Genting Hong Kong, Ltd.	5,824,000	426,468
	Get Nice Financial Group, Ltd.	2,438,600	238,454
	Giordano International, Ltd.	8,346,000	1,620,712
	Glorious Sun Enterprises, Ltd.	3,932,000	408,296
*	Gold Peak Industries Holdings, Ltd.	3,029,642	243,145
	Golden Resources Development International, Ltd.	4,082,500	303,592
*	Goldin Financial Holdings, Ltd.	9,580,000	0
*	Good Resources Holdings, Ltd.	6,860,000	14,011
*	Goodbaby International Holdings, Ltd.	5,972,000	897,489
*	GR Properties, Ltd.	1,586,000	214,634
	Great Eagle Holdings, Ltd.	1,089,446	2,985,971
*	Greentech Technology International, Ltd.	11,540,000	141,874
*	G-Resources Group, Ltd.	2,817,810	1,064,202
	Guoco Group, Ltd.	2,000	22,960
	Guotai Junan International Holdings, Ltd.	30,684,797	4,860,813
#	Haitong International Securities Group, Ltd.	20,434,400	5,385,015
	Hang Lung Group, Ltd.	2,663,000	6,207,566
	Hanison Construction Holdings, Ltd.	2,713,649	460,459
*	Hans Energy Co., Ltd.	2,208,000	98,529
#*	Harbour Centre Development, Ltd.	935,500	897,524
*	HK Asia Holdings, Ltd.	226,000	99,475
	HKBN, Ltd.	3,809,500	4,496,134
	HKR International, Ltd.	7,078,969	2,800,813
	Hon Kwok Land Investment Co., Ltd.	388,800	153,039
*	Hong Kong ChaoShang Group, Ltd.	1,440,000	169,607
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	701,292
	Hong Kong Technology Venture Co., Ltd.	1,964,000	2,764,448
*	Hongkong & Shanghai Hotels, Ltd. (The)	3,625,989	3,384,928
*	Hongkong Chinese, Ltd.	5,038,000	384,649
Ω	Honma Golf, Ltd.	1,060,000	441,533
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,320
*	Huafa Property Services Group Co., Ltd.	5,720,000	135,635
*	Huasheng International Holding, Ltd.	9,742,000	1,301,478
	Hung Hing Printing Group, Ltd.	2,940,000	486,700
#*	Huobi Technology Holdings, Ltd.	279,500	286,134
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	12,112,000	1,874,697
*	Hypebeast, Ltd.	2,635,000	344,899
	Hysan Development Co., Ltd.	2,302,000	7,485,503
#*	I-CABLE Communications, Ltd.	4,080,000	35,846
	IGG, Inc.	8,547,000	7,980,981
*	Imagi International Holdings, Ltd.	2,332,984	337,673

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	Impro Precision Industries, Ltd.	327,000	$95,064
	International Housewares Retail Co., Ltd.	2,042,000	704,728
*	IPE Group, Ltd.	3,345,000	437,317
*	IRC, Ltd.	35,846,266	1,127,613
#*	ITC Properties Group, Ltd.	5,873,292	758,585
	Jacobson Pharma Corp., Ltd.	3,616,000	299,798
	Johnson Electric Holdings, Ltd.	2,868,054	6,108,222
	K Wah International Holdings, Ltd.	1,588,000	640,996
*	Kader Holdings Co., Ltd.	378,000	22,278
*	Kam Hing International Holdings, Ltd.	144,000	7,340
	Karrie International Holdings, Ltd.	2,932,000	554,054
#*	Keck Seng Investments Hong Kong, Ltd.	912,600	455,016
#	Kerry Logistics Network, Ltd.	4,063,500	8,674,836
	Kerry Properties, Ltd.	2,021,000	5,316,155
	Kingmaker Footwear Holdings, Ltd.	1,878,955	197,555
	Kowloon Development Co., Ltd.	3,057,000	3,389,964
*	KuangChi Science, Ltd.	2,972,000	88,575
*	Kwoon Chung Bus Holdings, Ltd.	44,000	11,835
*	Lai Sun Development Co., Ltd.	2,615,694	1,537,345
*	Lai Sun Garment International, Ltd.	998,295	659,808
	Lam Soon Hong Kong, Ltd.	325,310	624,484
*	Landing International Development, Ltd.	6,932,800	213,593
*	Landsea Green Properties Co., Ltd.	3,016,000	201,694
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	4,040,750	443,305
*	Lifestyle International Holdings, Ltd.	3,651,500	1,981,969
	Lippo China Resources, Ltd.	17,982,000	323,383
	Lippo, Ltd.	1,161,700	391,431
	Liu Chong Hing Investment, Ltd.	1,531,200	1,505,978
	L’Occitane International SA	2,278,500	7,598,411
	Luk Fook Holdings International, Ltd.	3,577,000	9,162,485
	Lung Kee Bermuda Holdings	1,491,875	685,777
*	Magnificent Hotel Investment, Ltd.	13,170,000	197,011
	Man Wah Holdings, Ltd.	839,600	1,227,637
*	Mason Group Holdings, Ltd.	111,713,399	334,251
	Master Glory Group, Ltd.	972,981	6,099
	Matrix Holdings, Ltd.	1,067,414	357,463
#	MECOM Power and Construction, Ltd.	5,288,000	2,346,275
*	Meilleure Health International Industry Group, Ltd.	1,428,000	82,561
	Melbourne Enterprises, Ltd.	39,500	747,419
*	Melco International Development, Ltd.	2,503,000	2,948,521
*	Midland Holdings, Ltd.	2,989,987	459,187
*	Ming Fai International Holdings, Ltd.	1,728,000	110,166
	Miramar Hotel & Investment	1,144,000	1,896,151
	Modern Dental Group, Ltd.	2,354,000	2,400,195
*	Mongolian Mining Corp.	390,000	157,953
*	NagaCorp., Ltd.	3,646,000	3,110,607
#	Nameson Holdings, Ltd.	7,744,000	492,755
	Nanyang Holdings, Ltd.	133,500	653,595
	National Electronics Hldgs	2,668,600	359,511
*	National United Resources Holdings, Ltd.	18,280,000	62,462
*	Neo-Neon Holdings, Ltd.	2,315,500	154,623
#*	NewOcean Energy Holdings, Ltd.	7,246,000	306,460
	Nissin Foods Co., Ltd.	1,191,000	922,303
#	NWS Holdings, Ltd.	6,203,000	5,709,892
	Oriental Watch Holdings	2,809,611	1,176,904
*	Oshidori International Holdings, Ltd.	20,024,400	1,310,969
	Pacific Andes International Holdings, Ltd.	19,435,067	68,407
	Pacific Basin Shipping, Ltd.	32,170,000	14,889,487

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Pacific Century Premium Developments, Ltd.	457,240	$35,159
	Pacific Textiles Holdings, Ltd.	7,715,000	3,885,970
	Pak Fah Yeow International, Ltd.	5,000	1,087
*	Paliburg Holdings, Ltd.	3,180,830	818,939
*	Paradise Entertainment, Ltd.	3,672,000	428,587
	PC Partner Group, Ltd.	1,752,000	1,673,460
	PCCW, Ltd.	13,174,545	6,760,638
#*	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	36,000	3,468
	Pentamaster International, Ltd.	1,550,000	210,593
#	Perfect Medical Health Management, Ltd.	3,063,000	2,326,017
*	Pico Far East Holdings, Ltd.	5,142,000	797,599
	Playmates Holdings, Ltd.	7,082,000	719,419
	Plover Bay Technologies, Ltd.	2,160,000	693,914
	Pokfulam Development Co., Ltd.	62,000	89,001
*	PT International Development Co., Ltd.	8,347,150	336,792
	Public Financial Holdings, Ltd.	2,848,000	904,099
*	PYXIS Group, Ltd.	1,936,000	0
*Ω	Razer, Inc.	11,925,000	2,419,043
*	Regal Hotels International Holdings, Ltd.	2,953,800	1,186,213
Ω	Regina Miracle International Holdings, Ltd.	1,983,000	694,894
*	Renco Holdings Group, Ltd.	103,000	1,571
#*	Sa Sa International Holdings, Ltd.	5,060,960	1,127,033
	Safety Godown Co., Ltd.	1,200,000	509,374
*Ω	Samsonite International SA	2,534,400	5,442,627
	SAS Dragon Holdings, Ltd.	2,182,000	1,283,881
	SEA Holdings, Ltd.	1,657,523	1,362,701
*	Shangri-La Asia, Ltd.	3,320,000	2,637,474
#	Shenwan Hongyuan HK, Ltd.	3,511,250	468,295
*	Shun Ho Property Investments, Ltd.	1,254,757	195,850
*	Shun Tak Holdings, Ltd.	11,609,419	3,107,936
*	Sincere Watch Hong Kong, Ltd.	1,400,000	9,384
*	Sing Pao Media Enterprises	250,511	0
	Sing Tao News Corp., Ltd.	1,974,000	205,759
#	Singamas Container Holdings, Ltd.	8,118,000	947,297
	SITC International Holdings Co., Ltd.	336,000	1,195,617
#*	SJM Holdings, Ltd.	5,597,000	3,804,141
	SmarTone Telecommunications Holdings, Ltd.	2,003,481	1,132,678
	Solomon Systech International, Ltd.	10,960,000	1,001,774
	Soundwill Holdings, Ltd.	600,500	599,528
*	South China Holdings Co., Ltd.	17,774,503	221,279
	Stella International Holdings, Ltd.	2,697,500	3,433,835
#*	Summit Ascent Holdings, Ltd.	7,556,000	512,250
	Sun Hung Kai & Co., Ltd.	5,183,429	2,669,620
	SUNeVision Holdings, Ltd.	2,552,000	2,399,603
	TAI Cheung Holdings, Ltd.	2,329,000	1,410,723
	Tai Sang Land Development, Ltd.	798,910	422,779
#	Tan Chong International, Ltd.	1,176,000	311,379
#	Tao Heung Holdings, Ltd.	1,396,000	163,885
*	Television Broadcasts, Ltd.	1,972,400	1,553,009
*	Termbray Industries International Holdings, Ltd.	1,310,900	44,418
	Texhong Textile Group, Ltd.	126,500	182,178
	Texwinca Holdings, Ltd.	4,008,000	817,100
#*	Theme International Holdings, Ltd.	11,120,000	1,293,962
	Tian Teck Land, Ltd.	1,024,000	672,271
*	Town Health International Medical Group, Ltd.	3,656,115	271,281
	Tradelink Electronic Commerce, Ltd.	6,126,000	890,708
	Transport International Holdings, Ltd.	1,576,602	2,751,230
*	Trendzon Holdings Group, Ltd.	2,692,000	362,549

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	United Laboratories International Holdings, Ltd. (The)	6,644,000	$4,406,271
*	Universal Technologies Holdings, Ltd.	1,730,000	50,181
	Untrade Burwill	37,300,960	63,728
	Untrade Convoy	32,922,000	132,371
	Untrade CW Group Holdings	1,361,500	7,573
	Untrade MH Development	3,238,000	90,468
*	Up Energy Development Group, Ltd.	3,929,000	12,214
*	Value Convergence Holdings, Ltd.	1,248,000	56,476
	Value Partners Group, Ltd.	5,740,000	2,886,185
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,012
	Vedan International Holdings, Ltd.	3,576,000	345,860
#	Vitasoy International Holdings, Ltd.	2,731,000	6,921,237
#*	Vobile Group, Ltd.	3,136,000	2,477,403
#Ω	VPower Group International Holdings, Ltd.	3,782,000	809,678
	VSTECS Holdings, Ltd.	6,261,600	5,605,991
	VTech Holdings, Ltd.	1,345,100	9,781,322
	Wai Kee Holdings, Ltd.	6,768,738	3,168,895
	Wang On Group, Ltd.	41,740,000	371,141
*	Wealthking Investments, Ltd.	7,296,000	751,726
	Wing On Co. International, Ltd.	759,000	1,736,974
#	Wing Tai Properties, Ltd.	2,187,331	1,165,342
	YGM Trading, Ltd.	44,000	11,528
*	YT Realty Group, Ltd.	1,968,124	434,652
	YTO Express Holdings, Ltd.	670,000	260,333
*	Yue Yuen Industrial Holdings, Ltd.	2,428,000	4,919,633
#*	Yunfeng Financial Group, Ltd.	612,000	170,771
#	Zensun Enterprises, Ltd.	654,000	494,862
*	Zhaobangji Properties Holdings, Ltd.	856,000	49,409

TOTAL HONG KONG			382,050,606

NEW ZEALAND — (6.8%)
*	AFT Pharmaceuticals, Ltd.	22,057	62,841
*	Air New Zealand, Ltd.	421,967	473,413
	Arvida Group, Ltd.	824,120	1,190,458
	Briscoe Group, Ltd.	23,531	112,450
	Chorus, Ltd.	2,767,072	12,590,916
	Colonial Motor Co., Ltd. (The)	144,588	1,017,032
#	Comvita, Ltd.	50,282	124,238
	Delegat Group, Ltd.	6,048	60,304
#*	Eroad, Ltd.	24,092	95,623
#	Freightways, Ltd.	976,177	8,593,764
	Genesis Energy, Ltd.	1,106,049	2,513,434
*	Gentrack Group, Ltd.	71,302	91,010
	Hallenstein Glasson Holdings, Ltd.	319,156	1,529,310
	Heartland Group Holdings, Ltd.	2,110,558	3,381,649
	Infratil, Ltd.	3,550,862	19,502,768
#	Investore Property, Ltd.	567,273	773,828
	Kathmandu Holdings, Ltd.	2,509,713	2,752,716
	Mainfreight, Ltd.	180,975	12,083,568
*	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	625,973
	Napier Port Holdings, Ltd.	46,155	100,156
#*	NEW Zealand King Salmon Investments, Ltd.	63,420	63,546
#*	New Zealand Refining Co., Ltd. (The)	931,091	572,410
	NZME, Ltd.	945,851	670,713
#	NZX, Ltd.	1,462,869	1,714,126
	Oceania Healthcare, Ltd.	1,159,811	1,185,642
#*	Pacific Edge, Ltd.	1,268,695	1,339,048
	PGG Wrightson, Ltd.	120,785	305,906
*	Plexure Group, Ltd.	27,580	11,801

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#*	Pushpay Holdings, Ltd.	2,728,665	$3,462,157
*	Rakon, Ltd.	121,779	114,643
*	Restaurant Brands New Zealand, Ltd.	165,154	1,798,568
*	Richina Pacific, Ltd.	274,180	0
#*	Sanford, Ltd.	373,306	1,313,827
#	Scales Corp., Ltd.	436,710	1,653,119
	Scott Technology, Ltd.	47,901	93,909
*	Serko, Ltd.	112,431	641,994
	Skellerup Holdings, Ltd.	788,235	3,186,351
*	SKY Network Television, Ltd.	313,454	424,752
	SKYCITY Entertainment Group, Ltd.	4,937,567	10,905,350
	Steel & Tube Holdings, Ltd.	575,667	409,105
	Summerset Group Holdings, Ltd.	992,331	10,377,866
#*	Synlait Milk, Ltd.	449,820	1,153,462
#*	Tourism Holdings, Ltd.	705,776	1,261,803
	TOWER, Ltd.	2,257,219	1,013,462
#	Trustpower, Ltd.	237,979	1,200,747
	Turners Automotive Group, Ltd.	109,772	338,369
#*	Vista Group International, Ltd.	465,639	868,883
	Warehouse Group, Ltd. (The)	360,516	1,024,409
	Z Energy, Ltd.	1,685,119	3,973,621

TOTAL NEW ZEALAND			118,755,040

SINGAPORE — (11.0%)
*	Abterra, Ltd.	230,320	1,238
*	Accordia Golf Trust	5,267,200	0
	AEM Holdings, Ltd.	798,900	2,355,319
#*	Amara Holdings, Ltd.	974,800	251,118
#	Ascendas India Trust	5,500,000	5,768,904
#	Avarga, Ltd.	2,626,500	538,125
#*	Banyan Tree Holdings, Ltd.	783,400	184,017
#*	Best World International, Ltd.	2,911,550	542,083
#	Bonvests Holdings, Ltd.	950,000	674,271
	Boustead Singapore, Ltd.	2,200,482	1,563,302
#	Bukit Sembawang Estates, Ltd.	1,207,603	4,290,468
	Bund Center Investment, Ltd.	659,825	254,125
#*	Centurion Corp., Ltd.	1,405,100	346,026
#	China Aviation Oil Singapore Corp., Ltd.	2,623,199	1,818,313
	China Sunsine Chemical Holdings, Ltd.	3,754,300	1,364,615
#	Chip Eng Seng Corp., Ltd.	3,787,600	1,135,387
#	Chuan Hup Holdings, Ltd.	3,937,600	693,708
	Civmec, Ltd.	162,700	69,577
	ComfortDelGro Corp., Ltd.	7,436,200	8,221,706
#*	COSCO Shipping International Singapore Co., Ltd.	6,883,000	1,409,210
#*	Creative Technology, Ltd.	321,100	514,812
#	CSE Global, Ltd.	2,544,600	895,466
#	Dasin Retail Trust	296,700	83,386
#	Del Monte Pacific, Ltd.	2,230,164	565,494
#	Delfi, Ltd.	979,700	549,808
*	DMX Technologies Group, Ltd.	2,096,000	0
#*	Ezion Holdings, Ltd.	9,845,878	58,736
#*	Ezra Holdings, Ltd.	8,161,986	12,383
#	Far East Orchard, Ltd.	1,230,903	991,752
#	First Resources, Ltd.	5,495,400	6,572,989
#	First Sponsor Group, Ltd.	484,728	485,319
#	Food Empire Holdings, Ltd.	1,450,100	841,842
	Fraser and Neave, Ltd.	301,200	312,094
	Frencken Group, Ltd.	1,854,400	3,131,058
#	Fu Yu Corp., Ltd.	3,744,900	801,918

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Gallant Venture, Ltd.	5,386,600	$509,053
#	Geo Energy Resources, Ltd.	3,758,000	753,382
#	GK Goh Holdings, Ltd.	1,484,065	1,225,314
#	Golden Agri-Resources, Ltd.	37,540,100	6,468,133
#*	Golden Energy & Resources, Ltd.	763,800	190,298
*	GP Industries, Ltd.	535,409	212,065
#	GuocoLand, Ltd.	1,910,914	2,299,330
#*	Halcyon Agri Corp., Ltd.	1,635,533	277,385
	Hanwell Holdings, Ltd.	1,562,419	458,552
	Haw Par Corp., Ltd.	385,000	3,263,954
#	Hiap Hoe, Ltd.	498,000	245,184
	Ho Bee Land, Ltd.	1,633,500	3,395,255
#	Hong Fok Corp., Ltd.	3,457,994	1,981,353
*	Hong Fok Land, Ltd.	1,210,000	0
#	Hong Leong Asia, Ltd.	1,850,900	1,098,081
#	Hong Leong Finance, Ltd.	1,002,000	1,759,497
	Hotel Grand Central, Ltd.	1,632,854	1,210,285
#	Hour Glass, Ltd. (The)	1,806,732	2,071,710
	HRnetgroup, Ltd.	130,100	73,469
	Hutchison Port Holdings Trust	24,983,000	5,961,993
	Hwa Hong Corp., Ltd.	2,123,500	529,242
#*	Hyflux, Ltd.	3,707,700	226,645
#	iFAST Corp., Ltd.	854,900	5,886,280
*	Indofood Agri Resources, Ltd.	3,097,300	681,474
#	InnoTek, Ltd.	336,600	197,698
#	ISDN Holdings, Ltd.	378,544	172,468
#	Japfa, Ltd.	3,020,210	1,512,963
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#*	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,128,646	7,678,409
	Koufu Group, Ltd.	193,700	90,410
	KSH Holdings, Ltd.	1,278,300	323,152
#	Low Keng Huat Singapore, Ltd.	949,800	313,352
*	Lum Chang Holdings, Ltd.	1	0
*	Mandarin Oriental International, Ltd.	1,492,400	3,101,798
#	Metro Holdings, Ltd.	3,045,192	1,700,809
	Mewah International, Inc.	89,000	24,706
#	Micro-Mechanics Holdings, Ltd.	98,700	232,690
#*	Midas Holdings, Ltd.	8,576,553	227,394
#*	mm2 Asia, Ltd.	7,042,000	273,263
	NetLink NBN Trust	3,633,100	2,660,717
#	NSL, Ltd.	409,900	245,938
#*	Oceanus Group, Ltd.	8,888,300	266,106
#	OUE, Ltd.	2,165,100	2,141,134
#	Oxley Holdings, Ltd.	7,895,363	1,182,415
	Pacific Century Regional Developments, Ltd.	179,000	50,068
	Pan-United Corp., Ltd.	2,435,750	541,842
#	Propnex, Ltd.	326,000	410,380
#	Q&M Dental Group Singapore, Ltd.	1,886,160	769,633
#	QAF, Ltd.	1,625,480	1,032,413
*	Raffles Education Corp., Ltd.	3,525,323	252,209
*	Raffles Medical Group, Ltd.	7,677,232	8,220,507
#	Riverstone Holdings, Ltd.	2,738,600	1,783,785
#*	Roxy-Pacific Holdings, Ltd.	505,740	173,966
*	SATS, Ltd.	312,000	948,433
#	SBS Transit, Ltd.	839,000	1,836,682
	Sembcorp Industries, Ltd.	6,027,400	8,066,679
#*	Sembcorp Marine, Ltd.	104,446,779	6,331,192
#	Sheng Siong Group, Ltd.	4,752,300	5,160,061

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	SHS Holdings, Ltd.	2,175,300	$247,979
#*	SIA Engineering Co., Ltd.	1,802,600	2,779,502
#	SIIC Environment Holdings, Ltd.	5,890,920	863,611
#	Sinarmas Land, Ltd.	7,118,700	1,398,501
	Sing Holdings, Ltd.	1,579,500	438,866
	Sing Investments & Finance, Ltd.	350,675	380,792
	Singapore Land Group, Ltd.	119,869	231,789
	Singapore Post, Ltd.	11,581,800	5,392,958
	Singapore Press Holdings, Ltd.	7,439,300	10,665,539
	Singapore Shipping Corp., Ltd.	1,640,700	332,691
#	Stamford Land Corp., Ltd.	3,272,400	1,176,676
#	StarHub, Ltd.	5,788,500	5,180,972
	Straco Corp., Ltd.	130,000	45,028
	Straits Trading Co., Ltd.	277,300	627,325
#*	Swiber Holdings, Ltd.	2,895,250	43,499
	Tiong Woon Corp. Holding, Ltd.	26,600	9,419
#	Tuan Sing Holdings, Ltd.	4,863,483	1,756,893
#	UMS Holdings, Ltd.	2,413,175	2,978,060
	United Overseas Insurance, Ltd.	181,850	929,779
	UOB-Kay Hian Holdings, Ltd.	2,435,762	2,789,586
#	Valuetronics Holdings, Ltd.	2,911,150	1,215,402
#	Vicom, Ltd.	557,500	828,341
#	Wee Hur Holdings, Ltd.	2,891,900	423,785
	Wing Tai Holdings, Ltd.	4,019,667	5,351,415
#	Yeo Hiap Seng, Ltd.	228,759	145,279

TOTAL SINGAPORE			192,233,462

UNITED STATES — (0.0%)
	Clean Seas Seafood, Ltd.	16,006	6,538

TOTAL COMMON STOCKS			1,705,828,181

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Catapult Group International, Ltd.	51,120	71,327

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group, Ltd. Warrants 09/15/22	5,306	0

HONG KONG — (0.0%)
*	APAC Resources, Ltd. Warrants 10/06/22	753,303	14,032

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Warrants 03/21/29	74,981	15,324

TOTAL SINGAPORE			15,324

TOTAL RIGHTS/WARRANTS			29,356

TOTAL INVESTMENT SECURITIES (Cost $1,570,534,256)			1,705,928,864

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	3,445,162	$39,860,523

TOTAL INVESTMENTS — (100.0%)
(Cost $1,610,390,297)^^			$1,745,789,387

Summary of the Series’ investments as of September 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,240,692	$1,006,374,387	—	$1,012,615,079
China	—	167,456	—	167,456
Hong Kong	1,871,477	380,179,129	—	382,050,606
New Zealand	—	118,755,040	—	118,755,040
Singapore	245,184	191,988,278	—	192,233,462
United States	6,538	—	—	6,538
Preferred Stocks
Australia	71,327	—	—	71,327
Rights/Warrants
Hong Kong	—	14,032	—	14,032
Singapore	—	15,324	—	15,324
Securities Lending Collateral	—	39,860,523	—	39,860,523

TOTAL	$8,435,218	$1,737,354,169	—	$1,745,789,387

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.9%)
	4imprint Group P.L.C.	158,368	$6,379,902
	Airtel Africa P.L.C.	830,930	1,112,238
*	Ascential P.L.C.	1,031,031	5,686,953
	Bloomsbury Publishing P.L.C.	288,858	1,300,694
	Centaur Media P.L.C.	254,249	172,794
#*	Cineworld Group P.L.C.	3,456,972	3,634,304
	Daily Mail & General Trust P.L.C., Class A	976,227	14,167,599
	Euromoney Institutional Investor P.L.C.	696,566	9,486,339
*	Frontier Developments P.L.C.	39,661	1,305,886
	Future P.L.C.	149,013	7,381,369
	Gamma Communications P.L.C.	120,653	2,958,862
*	Helios Towers P.L.C.	694,686	1,690,423
#*	Hyve Group P.L.C.	1,505,164	2,246,417
*	Kin & Carta P.L.C.	586,796	2,168,470
	Next Fifteen Communications Group P.L.C.	53,687	816,731
	Reach P.L.C.	2,516,899	11,824,671
	STV Group P.L.C.	4,918	24,541
*	Taptica international Ltd.	74,987	683,922

TOTAL COMMUNICATION SERVICES			73,042,115

CONSUMER DISCRETIONARY — (20.3%)
	888 Holdings P.L.C.	2,041,031	11,767,872
*	AO World P.L.C.	249,060	726,118
*	ASOS P.L.C.	4,675	188,359
*	Aston Martin Lagonda Global Holdings P.L.C.	101,319	2,611,800
	Bellway P.L.C.	426,889	18,828,654
#*	Boohoo Group P.L.C.	262,387	765,815
*	Card Factory P.L.C.	877,458	634,893
	Coats Group P.L.C.	2,606,377	2,364,766
*	Countryside Properties P.L.C.	2,922,469	19,786,198
	Crest Nicholson Holdings P.L.C.	1,805,488	9,264,403
	Currys P.L.C.	5,059,710	9,058,195
	Debenhams P.L.C.	6,862,458	0
#*	DFS Furniture P.L.C.	1,202,713	4,204,478
#*	Dignity P.L.C.	211,780	1,911,688
	Domino’s Pizza Group P.L.C.	3,262,553	17,325,129
	Dunelm Group P.L.C.	658,815	12,554,184
*	Frasers Group P.L.C.	1,610,807	14,730,303
*	Fuller Smith & Turner P.L.C., Class A	146,090	1,434,338
	Games Workshop Group P.L.C.	157,463	21,724,047
	Gamesys Group P.L.C.	420,215	10,456,925
	Greggs P.L.C.	627,615	24,746,461
*	Gym Group P.L.C. (The)	875,868	3,500,172
	Halfords Group P.L.C.	1,283,527	5,259,948
	Headlam Group P.L.C.	489,824	3,225,380
	Henry Boot P.L.C.	527,604	2,000,835
*	Hollywood Bowl Group P.L.C.	254,974	830,541
#*	Hostelworld Group P.L.C.	163,985	180,815
	Inchcape P.L.C.	2,550,326	27,751,730
*	J D Wetherspoon P.L.C.	525,236	7,338,959
*	Joules Group P.L.C.	3,586	9,767
*	Lookers P.L.C.	1,331,856	1,152,805
*	Marks & Spencer Group P.L.C.	7,572,745	18,588,208

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Marston’s P.L.C.	4,823,710	$5,255,080
*	Mitchells & Butlers P.L.C.	2,125,468	6,758,797
	MJ Gleeson P.L.C.	240,572	2,565,440
	Moneysupermarket.com Group P.L.C.	3,347,796	9,555,962
*	Motorpoint group P.L.C.	51,520	260,454
#*	N Brown Group P.L.C.	948,958	638,559
*	On the Beach Group P.L.C.	785,744	4,031,075
*	Pendragon P.L.C.	3,945,379	972,031
	Pets at Home Group P.L.C.	3,262,961	21,041,282
*	Photo-Me International P.L.C.	1,417,580	1,177,042
*	Playtech P.L.C.	1,921,379	12,133,137
*	PPHE Hotel Group, Ltd.	14,433	285,339
*	Rank Group P.L.C.	1,021,186	2,344,819
	Redrow P.L.C.	1,602,850	14,394,124
*	Restaurant Group P.L.C. (The)	1,104,930	1,535,209
	Smiths News P.L.C.	23,379	12,464
*	Sportech P.L.C.	408,363	203,542
*	SSP Group P.L.C.	3,521,147	13,027,288
*	Studio Retail Group P.L.C.	220,669	790,079
*	Superdry P.L.C.	350,059	1,234,857
*	Ted Baker P.L.C.	200,864	384,007
	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C., Class B	184,139	623,687
*	Topps Tiles P.L.C.	785,944	730,665
*	Vertu Motors P.L.C.	845,742	574,426
	Vistry Group P.L.C.	880,715	14,453,422
	Vitec Group P.L.C. (The)	209,277	4,231,991
	Vivo Energy P.L.C.	418,094	597,880
*	Watches of Switzerland Group P.L.C.	70,368	890,978
*	WH Smith P.L.C.	72,856	1,673,061
	Wickes Group P.L.C.	1,449,665	4,446,813
*	Young & Co’s Brewery P.L.C., Class A	2,075	43,054

TOTAL CONSUMER DISCRETIONARY			381,790,350

CONSUMER STAPLES — (6.7%)
*	A.G. Barr P.L.C.	717,784	5,020,565
	Anglo-Eastern Plantations P.L.C.	122,466	1,031,485
	Bakkavor Group P.L.C.	110,157	197,755
	Britvic P.L.C.	1,682,931	20,229,537
*	C&C Group P.L.C.	1,047,698	3,321,292
	Carr’s Group P.L.C.	349,511	729,249
	Cranswick P.L.C.	374,680	17,987,004
	Devro P.L.C.	1,227,738	3,544,897
	Fevertree Drinks P.L.C.	629,609	19,753,322
*	Greencore Group P.L.C.	3,893,781	7,387,234
	Hilton Food Group P.L.C.	289,644	4,544,441
	McBride P.L.C.	872,573	888,465
*	Naked Wines P.L.C.	26,543	248,386
	Nichols P.L.C.	2,884	51,797
	Premier Foods P.L.C.	4,717,225	7,383,410
	PZ Cussons P.L.C.	1,740,700	5,266,750
	Stock Spirits Group P.L.C.	1,171,974	5,905,546
	Tate & Lyle P.L.C.	2,399,719	22,318,628

TOTAL CONSUMER STAPLES			125,809,763

ENERGY — (2.3%)
	Afren P.L.C.	5,446,344	0
	Cairn Energy P.L.C.	3,702,280	9,341,862

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Diversified Energy Co., P.L.C.	1,638,553	$2,608,376
*	Energean P.L.C	80,771	966,693
*	EnQuest P.L.C.	11,183,166	3,549,751
	Genel Energy P.L.C.	814,940	1,561,387
	Gulf Keystone Petroleum, Ltd.	1,483,729	4,026,164
*	Harbour Energy P.L.C.	355,001	1,732,715
	Hunting P.L.C.	828,220	2,520,587
*	John Wood Group P.L.C.	3,684,499	11,382,607
*	Lamprell P.L.C.	1,293,820	620,602
*	Pantheon Resources P.L.C.	48,702	46,939
#*	Petrofac, Ltd.	993,723	2,244,898
*	Pharos Energy P.L.C.	1,027,575	268,086
*	Rockhopper Exploration P.L.C.	217,956	16,208
	Serica Energy P.L.C.	170,789	530,974
*	Tullow Oil P.L.C.	1,828,270	1,257,044

TOTAL ENERGY			42,674,893

FINANCIALS — (16.3%)
	AJ Bell P.L.C.	368,426	1,976,141
#*	Allied Minds P.L.C.	211,640	67,719
*	Arrow Global Group P.L.C.	940,076	3,900,832
	Ashmore Group P.L.C.	2,404,758	11,000,651
*	Bank of Georgia Group P.L.C.	272,021	5,687,326
*	Beazley P.L.C.	3,223,130	16,409,396
	Brewin Dolphin Holdings P.L.C.	2,166,162	11,121,012
	Brooks Macdonald Group P.L.C.	628	21,223
	Burford Capital, Ltd.	758,888	8,272,503
	Charles Stanley Group P.L.C.	124,654	861,572
	Chesnara P.L.C.	860,234	3,296,532
	Close Brothers Group P.L.C.	970,236	20,151,995
	CMC Markets P.L.C.	874,248	3,332,719
*	Funding Circle Holdings P.L.C.	104,248	218,167
*	Georgia Capital P.L.C.	42,724	345,611
	Hiscox, Ltd.	1,593,462	17,962,149
	IG Group Holdings P.L.C.	2,149,742	23,230,584
	Impax Asset Management Group P.L.C.	67,150	1,039,811
	IntegraFin Holdings P.L.C.	267,244	1,855,608
	International Personal Finance P.L.C.	828,317	1,545,385
	Investec P.L.C.	1,306,686	5,576,141
	IP Group P.L.C.	5,108,723	9,605,572
	JTC P.L.C.	55,256	549,515
	Jupiter Fund Management P.L.C.	3,002,430	10,061,925
*	Just Group P.L.C.	6,838,901	8,287,900
	Lancashire Holdings, Ltd.	1,512,763	11,393,194
	Liontrust Asset Management P.L.C.	47,059	1,342,890
	Man Group P.L.C.	9,599,081	26,330,560
	Morses Club P.L.C.	15,836	16,497
	Mortgage Advice Bureau Holdings, Ltd.	2,530	38,938
	Ninety One P.L.C.	420,736	1,455,314
	Numis Corp. P.L.C.	290,287	1,400,955
	OSB Group P.L.C.	1,042,528	7,028,552
	Paragon Banking Group P.L.C.	1,977,656	14,542,504
	Plus500, Ltd.	495,031	9,251,582
	Polar Capital Holdings P.L.C.	169,478	1,845,676
*	Provident Financial P.L.C.	1,422,755	6,385,969
	Quilter P.L.C.	10,641,392	20,406,260
	Rathbone Brothers P.L.C.	340,790	9,224,267
	Record P.L.C.	18,948	20,313
	River & Mercantile Group P.L.C.	10,512	33,981

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	S&U P.L.C.	25,414	$982,740
	Sabre Insurance Group P.L.C.	181,585	533,840
*	Saga P.L.C.	595,970	2,826,292
	Sanne Group P.L.C.	52,058	633,679
	TBC Bank Group P.L.C.	33,291	648,068
	TP ICAP Group P.L.C.	4,474,056	9,616,854
*	Virgin Money UK P.L.C.	4,892,249	13,391,981
	Waterloo Investment Holdings, Ltd	4,000	0

TOTAL FINANCIALS			305,728,895

HEALTH CARE — (2.9%)
*	4d pharma P.L.C.	42,478	34,737
	Advanced Medical Solutions Group P.L.C.	281,867	1,165,838
	Alliance Pharma P.L.C.	1,750,699	2,461,438
	CareTech Holdings P.L.C.	281,028	2,426,992
*	Circassia Group P.L.C.	202,629	121,441
	Clinigen Group P.L.C.	368,309	3,161,017
*	CVS Group P.L.C.	416,381	13,523,124
	EKF Diagnostics Holdings P.L.C.	79,384	89,738
	EMIS Group P.L.C.	302,685	5,678,981
	Genus P.L.C.	5,332	389,804
*	Indivior P.L.C.	2,737,374	7,912,161
	Integrated Diagnostics Holdings P.L.C.	1,249,693	1,535,258
*	Mediclinic International P.L.C.	2,461,637	10,317,240
*	PureTech Health P.L.C.	149,081	718,931
*	Spire Healthcare Group P.L.C.	1,762,723	4,857,845

TOTAL HEALTH CARE			54,394,545

INDUSTRIALS — (26.2%)
	Air Partner P.L.C.	253,425	327,192
	Avon Protection P.L.C.	171,660	4,490,441
*	Babcock International Group P.L.C.	2,860,533	14,261,420
	Balfour Beatty P.L.C.	3,624,290	13,160,147
	Begbies Traynor Group P.L.C.	44,955	83,074
*	Biffa P.L.C.	1,251,206	6,022,187
	Bodycote P.L.C.	1,252,104	14,671,140
	Braemar Shipping Services P.L.C.	91,109	311,623
	Chemring Group P.L.C.	1,787,209	7,653,785
	Clarkson P.L.C.	183,962	9,425,208
	Clipper Logistics P.L.C.	205,562	2,011,150
*	Costain Group P.L.C.	237,261	181,462
*	De La Rue P.L.C.	462,108	1,137,334
*	Dialight P.L.C.	89,929	433,970
	Diploma P.L.C.	631,771	24,023,227
	DiscoverIE Group P.L.C.	512,019	7,111,860
	Electrocomponents P.L.C.	385,450	5,580,007
#*	Esken, Ltd.	1,707,178	325,891
*	Firstgroup P.L.C.	7,284,526	8,762,475
	Galliford Try Holdings P.L.C.	536,479	1,309,736
	Genuit Group P.L.C.	1,410,562	13,135,731
*	Go-Ahead Group P.L.C. (The)	279,310	3,012,090
	Goodwin P.L.C.	383	18,165
	Grafton Group P.L.C.	1,582,491	26,894,353
	Hays P.L.C.	8,611,615	18,777,526
	HomeServe P.L.C.	60,812	739,364
	IMI P.L.C.	1,223,748	27,202,607
	Industrial and Commercial Holding Group, Ltd.	5,000	0
	Interserve P.L.C.	629,566	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	James Fisher & Sons P.L.C.	313,097	$3,615,575
	James Halstead P.L.C.	8,111	57,260
#*	JET2 P.L.C.	486,652	8,432,214
*	John Menzies P.L.C.	132,338	558,535
*	Johnson Service Group P.L.C.	253,813	512,671
	Keller Group P.L.C.	422,208	5,425,548
*	Kier Group P.L.C.	1,526,667	2,479,206
	Luceco P.L.C.	255,836	1,121,082
*	Mears Group P.L.C.	679,621	1,880,930
*	Meggitt P.L.C.	2,411,365	23,790,520
*	Mitie Group P.L.C.	6,973,938	6,614,270
	Morgan Advanced Materials P.L.C.	1,832,073	8,866,809
	Morgan Sindall Group P.L.C.	237,612	7,592,522
*	National Express Group P.L.C.	2,976,053	9,660,100
	Norcros P.L.C.	134,719	545,201
	Pagegroup P.L.C.	2,014,945	16,875,844
	Porvair P.L.C.	18,060	167,598
	QinetiQ Group P.L.C.	3,474,939	15,041,204
	Redde Northgate P.L.C.	1,420,168	7,663,394
	Renew Holdings P.L.C.	28,889	306,121
*	Renewi P.L.C.	521,507	4,275,250
	Ricardo P.L.C.	291,046	1,672,862
	Robert Walters P.L.C.	392,744	3,877,937
	Rotork P.L.C.	5,214,504	24,371,808
	Royal Mail P.L.C.	2,591,501	14,655,747
	RPS Group P.L.C.	940,773	1,503,897
	RWS Holdings P.L.C.	266,118	2,249,515
*	Senior P.L.C.	2,312,337	5,311,131
	Serco Group P.L.C.	1,250,812	2,253,245
	Severfield P.L.C.	1,090,941	1,108,244
*	SIG P.L.C.	4,235,830	2,736,119
	Smart Metering Systems P.L.C.	428,979	4,842,223
	Speedy Hire P.L.C.	3,197,155	2,738,193
*	Stagecoach Group P.L.C.	2,360,397	2,663,343
	SThree P.L.C.	785,105	6,142,663
	T Clarke P.L.C.	64,142	141,713
	Travis Perkins P.L.C.	1,064,821	21,893,365
	Trifast P.L.C.	524,611	1,004,835
	Tyman P.L.C.	956,236	5,410,572
	Ultra Electronics Holdings P.L.C.	566,936	24,666,372
	Vesuvius P.L.C.	1,490,035	9,718,802
	Volex P.L.C.	368,357	2,154,919
	Volution Group P.L.C.	408,441	2,692,226
	Vp P.L.C.	153,784	2,101,282
	Wilmington P.L.C.	334,384	1,000,792
	Wincanton P.L.C.	649,186	3,112,883
	XP Power, Ltd.	101,556	7,020,698

TOTAL INDUSTRIALS			493,590,405

INFORMATION TECHNOLOGY — (8.4%)
*	Bytes Technology Group P.L.C.	133,216	902,964
*	Capita P.L.C.	9,667,608	6,585,742
	Computacenter P.L.C.	514,578	18,718,014
	dotdigital group P.L.C.	297,101	962,035
*	Equiniti Group P.L.C.	2,329,628	5,598,606
*	FD Technologies P.L.C.	19,982	630,787
	FDM Group Holdings P.L.C.	411,877	7,033,590
	GB Group P.L.C.	125,521	1,455,739
	Gooch & Housego P.L.C.	1,817	30,920

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	IDOX P.L.C.	140,149	$132,328
	iomart Group P.L.C.	236,264	685,508
*	IQE P.L.C.	1,347,656	863,014
	Kainos Group P.L.C.	439,968	11,084,138
*	Keywords Studios P.L.C.	78,726	3,094,594
	Learning Technologies Group P.L.C.	487,748	1,419,685
	Micro Focus International P.L.C.	1,180,014	6,490,462
	NCC Group P.L.C.	1,752,276	6,016,818
*	Network International Holdings P.L.C.	175,435	859,601
	Oxford Instruments P.L.C.	359,068	10,932,445
	PayPoint P.L.C.	412,908	3,941,486
	Renishaw P.L.C.	54,682	3,471,502
	RM P.L.C.	358,749	1,139,307
	Softcat P.L.C.	749,800	20,375,830
	Spectris P.L.C.	463,174	24,038,534
	Spirent Communications P.L.C.	4,206,131	15,762,901
	Strix Group P.L.C.	261,603	1,198,690
	Trellus Health, Ltd.	1,632	0
	TT Electronics P.L.C.	1,062,274	3,702,678
*	Xaar P.L.C.	370,086	837,305

TOTAL INFORMATION TECHNOLOGY			157,965,223

MATERIALS — (6.5%)
*	Accsys Technologies P.L.C.	9,505	21,084
	Anglo Pacific Group P.L.C.	1,161,218	2,069,995
	Breedon Group P.L.C.	652,435	868,255
*	Carclo P.L.C.	32,211	13,656
	Castings P.L.C.	172,368	816,156
	Centamin P.L.C.	7,543,821	9,657,528
	Central Asia Metals P.L.C.	571,991	1,704,881
*	Elementis P.L.C.	3,292,347	6,636,920
	Essentra P.L.C.	1,674,327	5,999,574
	Ferrexpo P.L.C.	2,074,224	9,091,760
	Forterra P.L.C.	1,535,989	5,739,516
	Gem Diamonds, Ltd.	413,552	284,786
	Hill & Smith Holdings P.L.C.	545,011	13,282,335
	Hochschild Mining P.L.C.	1,781,849	3,184,414
	Ibstock P.L.C.	2,820,126	7,827,105
	Marshalls P.L.C.	1,408,571	14,107,669
	Pan African Resources P.L.C.	889,174	187,446
*	Petra Diamonds, Ltd.	876,587	20,711
#*	Petropavlovsk P.L.C.	2,436,918	671,257
	Rhi Magnesita NV	127,640	5,610,312
*	SolGold P.L.C.	438,575	164,297
	Synthomer P.L.C.	2,263,160	15,139,265
	Treatt P.L.C.	7,827	106,597
	Victrex P.L.C.	576,646	18,390,231
	Zotefoams P.L.C.	98,053	504,045

TOTAL MATERIALS			122,099,795

REAL ESTATE — (3.5%)
	CLS Holdings P.L.C.	717,473	2,140,375
	Foxtons Group P.L.C.	1,224,286	819,939
	Grainger P.L.C.	4,411,972	18,103,549
	Helical P.L.C.	811,128	4,838,375
*	IWG P.L.C.	3,858,261	15,106,357
	LSL Property Services P.L.C.	431,997	2,550,582
*	Purplebricks Group P.L.C.	106,323	85,853

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
*	Raven Property Group, Ltd.	844,687	$371,670
	Savills P.L.C.	986,247	17,885,270
	Sirius Real Estate, Ltd.	654,218	1,148,769
*	U & I Group P.L.C.	813,380	979,530
	Watkin Jones P.L.C.	618,634	1,874,803

TOTAL REAL ESTATE			65,905,072

UTILITIES — (2.2%)
*	Centrica P.L.C.	18,526,842	14,068,513
	ContourGlobal P.L.C.	115,084	290,964
	Drax Group P.L.C.	2,521,289	16,312,329
	Pennon Group P.L.C.	244,110	3,720,937
	Telecom Plus P.L.C.	420,402	6,877,510

TOTAL UTILITIES			41,270,253

TOTAL COMMON STOCKS Cost ($1,463,300,984)			1,864,271,309

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	1,265,820	14,645,539

TOTAL INVESTMENTS — (100.0%)
(Cost $1,477,942,567)^^			$1,878,916,848

Summary of the Series’ investments as of September 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$73,042,115	—	$73,042,115
Consumer Discretionary	—	381,790,350	—	381,790,350
Consumer Staples	—	125,809,763	—	125,809,763
Energy	—	42,674,893	—	42,674,893
Financials	—	305,728,895	—	305,728,895
Health Care	—	54,394,545	—	54,394,545
Industrials	—	493,590,405	—	493,590,405
Information Technology	—	157,965,223	—	157,965,223
Materials	—	122,099,795	—	122,099,795
Real Estate	—	65,905,072	—	65,905,072
Utilities	—	41,270,253	—	41,270,253
Securities Lending Collateral	—	14,645,539	—	14,645,539

TOTAL	—	$1,878,916,848	—	$1,878,916,848

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	83,141	$1,752,159
	ANDRITZ AG	473,948	25,975,063
	AT&S Austria Technologie & Systemtechnik AG	196,445	7,451,278
	Atrium European Real Estate, Ltd.	1,073,908	3,896,487
	BAWAG Group AG	55,474	3,510,762
#*	DO & CO AG	47,356	3,830,741
	EVN AG	239,086	6,354,705
*	FACC AG	144,102	1,568,246
*	Flughafen Wien AG	30,811	1,064,086
#*	IMMOFINANZ AG	680,830	16,211,557
	Josef Manner & Co. AG	870	105,903
#*	Kapsch TrafficCom AG	29,728	512,351
*	Lenzing AG	87,368	10,576,320
	Mayr Melnhof Karton AG	56,619	10,823,009
	Oberbank AG	25,007	2,618,182
#	Oesterreichische Post AG	244,378	10,340,444
	Palfinger AG	101,341	4,416,197
#	POLYTEC Holding AG	109,361	1,054,755
*	Porr AG	75,457	1,342,705
	Raiffeisen Bank International AG	95,986	2,510,463
#	Rosenbauer International AG	21,100	1,198,501
	S IMMO AG	346,922	8,016,214
*	Schoeller-Bleckmann Oilfield Equipment AG	66,862	2,692,614
	Semperit AG Holding	71,506	2,545,891
	Strabag SE	106,594	4,849,422
	Telekom Austria AG, Class A	1,131,625	9,779,150
#	UBM Development AG	21,002	1,043,946
	UNIQA Insurance Group AG	1,022,195	9,101,794
	Vienna Insurance Group AG Wiener Versicherung Gruppe	304,099	8,749,033
	voestalpine AG	545,498	20,149,981
	Wienerberger AG	658,781	22,119,781
	Zumtobel Group AG	155,917	1,628,992

TOTAL AUSTRIA			207,790,732

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	175,576	30,248,618
*	AGFA-Gevaert NV	1,301,362	5,987,540
	Atenor	22,537	1,541,232
	Banque Nationale de Belgique	87	171,293
	Barco NV	474,841	10,307,541
	Bekaert SA	264,354	10,997,620
#*	Biocartis Group NV	227,423	1,007,052
*	bpost SA	611,168	5,389,308
#*	Celyad Oncology SA	42,190	176,806
	Cie d’Entreprises CFE	49,898	5,138,740
	Deceuninck NV	468,787	1,975,527
	D’ieteren Group	194,540	28,546,488
	Econocom Group SA	727,792	2,796,962
#	Elia Group SA	132,252	15,804,144
#	Etablissements Franz Colruyt NV	81,965	4,181,206
	Euronav NV	1,306,429	12,381,518
*	Euronav NV	44,428	433,617
	EVS Broadcast Equipment SA	69,287	1,557,163
#	Exmar NV	145,690	710,543
	Fagron	299,623	5,852,609

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV	135,336	$7,079,573
	Gimv NV	119,719	7,640,922
*	Greenyard NV	2,890	28,526
#	Immobel SA	23,226	2,011,761
	Ion Beam Applications	131,209	2,885,925
	Jensen-Group NV	20,961	677,444
*	Kinepolis Group NV	97,118	6,304,719
#	Lotus Bakeries NV	1,836	11,268,425
*	MDxHealth	69,016	97,146
	Melexis NV	123,644	13,124,866
*	Ontex Group NV	390,649	4,170,905
#*	Oxurion NV	128,049	285,408
#*	Picanol	26,368	2,221,989
	Proximus SADP	462,154	9,171,200
	Recticel SA	289,370	4,804,607
	Resilux	5,872	1,214,474
	Roularta Media Group NV	19,318	349,636
#	Shurgard Self Storage SA	35,360	1,941,263
	Sipef NV	37,539	2,201,982
	Telenet Group Holding NV	216,628	8,271,257
	TER Beke SA	3,661	483,193
*	Tessenderlo Group SA	206,316	7,677,388
	Van de Velde NV	41,553	1,490,731
	VGP NV	13,709	3,151,833
	Viohalco SA	498,361	2,422,895

TOTAL BELGIUM			246,183,595

DENMARK — (5.2%)
*	ALK-Abello A.S.	44,176	18,535,059
#	Alm Brand A.S.	554,009	3,874,628
#*	Bang & Olufsen A.S.	696,133	3,263,673
	BankNordik P/F	10,800	269,671
*	Bavarian Nordic A.S.	371,610	18,809,792
*	Brodrene Hartmann A.S.	16,148	910,528
#	cBrain A.S.	8,366	467,230
	Chemometec A.S.	46,775	7,163,655
	Columbus A.S.	453,060	663,926
	D/S Norden A.S.	203,905	5,194,670
*	Dfds A.S.	279,193	14,844,384
*	Djurslands Bank A.S.	6,232	336,138
*	Drilling Co. of 1972 A.S. (The)	88,916	3,337,148
	FLSmidth & Co. A.S.	279,851	9,727,751
	Fluegger Group A.S.	4,198	429,169
	GronlandsBANKEN A.S.	1,125	105,384
	H Lundbeck A.S.	209,309	5,685,450
*	H+H International A.S., Class B	124,586	4,337,856
*	Harboes Bryggeri A.S., Class B	5,094	80,882
*	ISS A.S.	646,910	13,673,633
	Jeudan A.S.	38,980	1,511,084
*	Jyske Bank A.S.	470,802	20,298,847
	Lan & Spar Bank	4,895	457,306
	Matas A.S.	271,266	5,103,913
#	Netcompany Group A.S.	31,763	3,663,688
*	Nilfisk Holding A.S.	153,943	4,970,620
*	NKT A.S.	276,029	11,990,542
#	NNIT A.S.	71,567	1,363,706
	North Media A.S.	5,372	97,728
*	NTG Nordic Transport Group A.S., Class A	7,331	568,633
*	Parken Sport & Entertainment A.S.	13,669	174,765

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding A.S.	134,747	$5,528,215
	Ringkjoebing Landbobank A.S.	194,288	22,429,238
	Rockwool International A.S., Class A	433	157,542
	Rockwool International A.S., Class B	1,816	775,593
	Royal Unibrew A.S.	331,556	39,880,183
#	RTX A.S.	54,444	1,391,546
	Scandinavian Tobacco Group A.S., Class A	425,432	8,396,332
	Schouw & Co., A.S.	95,976	9,218,199
#	SimCorp A.S.	271,291	32,054,082
	Solar A.S., Class B	40,088	3,936,611
	SP Group A.S.	202	11,475
	Spar Nord Bank A.S.	591,758	6,877,043
	Sydbank A.S.	485,955	14,525,022
	TCM Group A.S.	2,578	58,813
#*	Tivoli A.S.	9,878	1,243,901
#	Topdanmark A.S.	428,065	22,085,537
#	TORM P.L.C., Class A	202,039	1,552,868
	UIE P.L.C.	10,336	2,743,890
*	Zealand Pharma A.S.	214,875	6,179,293

TOTAL DENMARK			340,956,842

FINLAND — (5.7%)
	Aktia Bank Oyj	342,569	4,607,515
	Alandsbanken Abp, Class B	23,036	738,805
	Alma Media Oyj	133,889	1,546,728
	Anora Group Oyj	12,029	139,638
	Apetit Oyj	21,105	326,487
	Aspo Oyj	104,670	1,312,054
	Atria Oyj, Class A	98,413	1,219,053
*	BasWare Oyj	53,383	2,005,031
#	Bittium Oyj	204,447	1,392,130
	Cargotec Oyj, Class B	301,749	15,274,954
	Caverion Oyj	645,461	5,024,498
#	Citycon Oyj	477,252	3,824,559
	Digia Oyj	83,685	623,919
	Enento Group Oyj	1,665	68,031
#*	Finnair Oyj	4,817,537	3,787,536
	Fiskars Oyj Abp	209,781	4,652,676
	F-Secure Oyj	655,929	3,625,824
	Glaston Oyj ABP	9,217	12,704
	Harvia Oyj	48,712	2,587,388
	HKScan Oyj, Class A	234,984	520,708
	Huhtamaki Oyj	667,750	30,028,058
	Ilkka-Yhtyma Oyj	58,887	308,453
#	Kamux Corp.	58,230	861,290
	Kemira Oyj	763,510	11,719,789
	Kojamo Oyj	414,816	8,613,331
	Konecranes Oyj, Class A	458,040	18,327,382
	Lassila & Tikanoja Oyj	209,178	3,293,745
#*	Lehto Group Oyj	159,853	221,580
	Marimekko Oyj	738	58,062
	Metsa Board Oyj	1,246,388	11,667,338
	Metso Outotec Oyj	1,111,615	10,144,723
	Musti Group Oyj	36,870	1,315,686
	Neles Oyj	706,962	9,670,849
	Nokian Renkaat Oyj	739,430	26,422,395
	Olvi Oyj, Class A	98,057	5,687,979
*	Optomed Oy	1,075	14,063
	Oriola Oyj, Class A	6,054	12,966

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class B	880,807	$1,809,936
#	Orion Oyj, Class A	143,951	5,727,090
#	Orion Oyj, Class B	611,125	24,194,906
*	Outokumpu Oyj	2,732,361	16,599,811
#	Pihlajalinna Oyj	77,064	1,049,981
	Ponsse Oyj	71,199	3,274,169
*	QT Group Oyj	80,892	13,571,597
	Raisio Oyj, Class V	954,967	3,750,683
*	Rapala VMC Oyj	116,693	1,234,387
	Raute Oyj, Class A	1,817	44,669
	Revenio Group Oyj	137,636	8,728,567
#	Rovio Entertainment Oyj	18,485	123,178
	Sanoma Oyj	725,636	11,346,228
	Taaleri Oyj	8,120	92,836
	Talenom Oyj	1,755	28,472
	Teleste Oyj	52,966	315,589
	Terveystalo Oyj	71,471	891,902
	TietoEVRY Oyj	476,434	14,328,161
	Tokmanni Group Corp.	370,466	9,009,961
	Uponor Oyj	396,760	9,833,021
	Vaisala Oyj, Class A	120,241	5,228,496
	Valmet Oyj	924,559	33,380,312
	Verkkokauppa.com Oyj	9,347	85,543
*	Viking Line Abp	6,921	128,457
#	Wartsila OYJ Abp	760,320	9,054,887
#	YIT Oyj	1,234,813	6,524,358

TOTAL FINLAND			372,015,124

FRANCE — (10.4%)
	ABC arbitrage	112,922	914,719
*	Akka Technologies	78,596	4,319,898
	AKWEL	67,443	1,680,477
	Albioma SA	193,337	7,589,877
	ALD SA	31,614	430,721
	Altamir	136,094	3,768,351
	Alten SA	142,760	20,889,897
#*	Amplitude Surgical SAS	19,526	47,951
#	Assystem SA	60,928	2,151,795
#*	Atari SA	106,003	46,069
*	ATEME SA	490	6,576
	Atos SE	322,042	17,107,455
	Aubay	43,725	2,459,713
	Axway Software SA	38,973	1,230,651
	Bastide le Confort Medical	18,680	971,939
*	Beneteau SA	248,436	3,672,396
#	Bigben Interactive	95,323	1,770,520
	Boiron SA	37,981	1,788,624
	Bonduelle SCA	101,707	2,527,316
*	Bourbon Corp.	28,851	0
	Burelle SA	954	743,255
#*	Casino Guichard Perrachon SA	271,603	7,299,549
*	Catana Group	6,410	44,426
*	Catering International Services	12,144	175,420
*	Cegedim SA	39,447	1,205,756
#*	CGG SA	4,466,064	3,407,355
#	Chargeurs SA	142,357	4,278,677
#*	Cie des Alpes	137,830	2,363,112
	Cie Plastic Omnium SA	411,474	10,501,382
#*	Claranova SADIR	66,462	476,541

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Coface SA	704,476	$8,823,931
*	DBV Technologies SA	1,382	13,804
*	Derichebourg SA	716,994	8,275,223
*	Ekinops SAS	5,333	44,700
	Electricite de Strasbourg SA	21,112	2,859,543
*	Elior Group SA	704,700	5,597,058
*	Elis SA	1,176,252	22,432,322
*	Eramet SA	73,777	5,544,364
*	Esso SA Francaise	5,217	70,700
#*	Etablissements Maurel et Prom SA	322,113	852,610
	Eurazeo SE	33,820	3,169,018
	Euronext NV	51,337	5,792,866
#	Eutelsat Communications SA	1,357,585	18,668,271
*	Exel Industries, Class A	10,459	969,671
	Faurecia SE	558,137	26,258,993
	Fleury Michon SA	1,939	51,472
	Fnac Darty SA	127,687	8,359,211
*	Gaumont SA	10,715	1,344,183
	Gaztransport Et Technigaz SA	144,469	10,790,891
#	GEA	2,433	304,030
#*	GL Events	58,364	1,073,943
	Groupe Crit	22,187	1,731,065
	Groupe Gorge SA	4,320	75,439
	Groupe SFPI	21,754	81,764
	Guerbet	41,260	2,014,702
*	Haulotte Group SA	73,020	475,162
	HEXAOM	15,908	836,417
*	ID Logistics Group	14,908	4,773,023
#	Imerys SA	227,831	9,815,733
	Infotel SA	637	36,637
#*	Innate Pharma SA	15,558	96,939
	Ipsen SA	3,455	329,227
	IPSOS	274,873	12,491,230
	Jacquet Metals SACA	89,804	2,269,966
*	JCDecaux SA	213,046	5,641,678
	Kaufman & Broad SA	123,945	5,158,757
	Korian SA	482,255	16,861,766
#*	Lagardere SA	464,763	12,253,556
	Laurent-Perrier	13,890	1,591,584
	Lectra	178,661	7,001,259
	Linedata Services	15,432	707,321
	LISI	117,088	3,472,605
	LNA Sante SA	33,206	1,956,408
	Maisons du Monde SA	289,712	5,840,736
	Manitou BF SA	68,399	2,288,035
	Manutan International	15,102	1,309,759
	Mersen SA	120,717	4,447,710
#*	METabolic EXplorer SA	106,000	610,449
	Metropole Television SA	242,637	5,040,492
*	Neoen SA	81,146	3,269,950
	Nexans SA	205,516	19,163,118
	Nexity SA	321,160	15,271,806
#*	Nicox	145,865	529,861
	NRJ Group	87,189	607,523
#*	Oeneo SA	128,172	1,979,099
*	OL Groupe SA	10,735	27,623
#*	Onxeo SA	88,887	56,644
#*	Onxeo SA	48,958	31,251
	Orpea SA	31,850	3,703,233

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Pharmagest Interactive	5,798	$641,218
	Plastiques Du Val De Loire	14,341	92,884
	Quadient SA	230,989	5,549,530
#*	Rallye SA	36,059	243,104
#*	Recylex SA	102,008	40,943
	Rexel SA	2,125,412	40,952,663
	Robertet SA	2,898	3,334,144
	Rothschild & Co.	127,757	5,526,324
	Rubis SCA	583,068	20,156,439
	Samse SA	7,930	1,866,004
	Savencia SA	35,032	2,543,926
	SCOR SE	499,831	14,393,067
	Seche Environnement SA	19,104	1,452,053
	SES SA, Class A	1,357,497	12,103,696
*	SMCP SA	10,721	84,692
#	Societe BIC SA	178,321	10,502,285
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	42,758	3,463,828
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	134,665
	Societe pour l’Informatique Industrielle	45,429	1,973,852
*	SOITEC	131,228	28,367,139
#*	Solocal Group	681,417	1,371,675
	Somfy SA	88,911	16,062,752
	Sopra Steria Group SACA	115,347	21,370,536
#	SPIE SA	867,257	19,629,706
#*	SRP Groupe SA	56,827	167,803
	Stef SA	25,714	2,906,631
	Sword Group	35,678	1,649,854
	Synergie SE	67,143	2,999,914
*	Technip Energies NV	74,029	1,160,805
	Television Francaise 1	427,799	4,193,741
#	TFF Group	9,347	271,090
	Thermador Groupe	37,127	3,919,574
	Tikehau Capital SCA	18,672	560,022
	Total Gabon	3,969	615,936
	Trigano SA	59,000	11,061,896
#*	Ubisoft Entertainment SA	71,293	4,269,183
	Union Financiere de France BQE SA	18,515	356,593
	Valeo	332,642	9,283,323
*	Vallourec SA	277,019	2,403,124
	Verallia SA	73,323	2,524,960
*	Verimatrix SA	6,175	9,328
	Vetoquinol SA	16,919	2,531,766
	Vicat SA	136,962	6,088,916
	VIEL & Cie SA	156,945	1,061,192
	Vilmorin & Cie SA	35,845	2,124,417
	Virbac SA	25,125	10,774,264
*	Vranken-Pommery Monopole SA	16,787	331,263
	Wavestone	5,109	269,928
*	X-Fab Silicon Foundries SE	65,667	624,089
*	Xilam Animation S.A.	415	19,212

TOTAL FRANCE			673,052,698

GERMANY — (15.2%)
	1&1 AG	227,982	7,166,736
	7C Solarparken AG	49,469	214,376
	Aareal Bank AG	522,360	14,485,143
	Adesso SE	2,705	548,867
#*	ADVA Optical Networking SE	394,342	5,628,520
	AIXTRON SE	735,123	18,277,089

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	4,222	$331,217
	Allgeier SE	48,818	1,340,064
	Amadeus Fire AG	3,558	734,899
	Atoss Software AG	11,177	2,320,472
	Aurubis AG	287,587	21,597,135
	Basler AG	33,961	5,675,216
#*	Bauer AG	99,166	1,258,608
	BayWa AG	105,190	4,430,386
	BayWa AG	124	6,536
	Befesa SA	25,814	1,963,251
	Bertrandt AG	38,682	2,243,915
#	bet-at-home.com AG	22,014	602,970
*	Bijou Brigitte AG	23,422	639,987
	Bilfinger SE	205,392	7,135,142
#*	Borussia Dortmund GmbH & Co., KGaA	574,571	3,206,934
	CANCOM SE	233,265	13,778,392
*	CECONOMY AG	1,041,518	4,474,860
	CENIT AG	54,144	874,593
	Cewe Stiftung & Co., KGaA	44,522	5,962,256
*	Commerzbank AG	2,479,901	16,426,151
	CompuGroup Medical SE & Co., KgaA	201,911	16,615,271
#*	Corestate Capital Holding SA	81,658	1,075,937
	CropEnergies AG	177,529	2,466,640
*	CTS Eventim AG & Co., KGaA	53,210	4,003,514
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	775,003
	Dermapharm Holding SE	67,594	6,504,904
	Deutsche Beteiligungs AG	115,972	4,794,405
	Deutsche EuroShop AG	340,720	6,932,325
#*	Deutsche Lufthansa AG	134,399	916,974
	Deutsche Pfandbriefbank AG	1,147,060	12,912,850
*	Deutz AG	1,082,957	9,361,089
	DIC Asset AG	387,433	6,833,430
	DMG Mori AG	10,096	492,927
#	Dr Hoenle AG	35,520	1,666,292
	Draegerwerk AG & Co., KGaA	20,476	1,591,921
	Duerr AG	412,337	17,687,010
	Eckert & Ziegler Strahlen- und Medizintechnik AG	121,748	15,670,945
*	EDAG Engineering Group AG	51,353	705,744
	Elmos Semiconductor SE	1,926	98,060
*	ElringKlinger AG	214,561	2,865,262
#	Encavis AG	292,489	5,097,218
	Energiekontor AG	2,998	208,497
#*	Evotec SE	81,829	3,880,083
	Fabasoft AG	509	20,897
	Fielmann AG	130,460	8,676,601
	First Sensor AG	6,463	324,653
#*	flatexDEGIRO AG	80,824	1,710,510
*	Francotyp-Postalia Holding AG, Class A	54,074	190,802
*	Fraport AG Frankfurt Airport Services Worldwide	107,116	7,416,158
	Freenet AG	1,000,321	26,173,283
	FUCHS PETROLUB SE	110,216	4,022,174
	GEA Group AG	742,082	33,890,405
#	Gerresheimer AG	261,448	25,581,811
*	Gesco AG	55,404	1,596,572
	GFT Technologies SE	151,371	4,986,776
*	Global Fashion Group SA	74,798	830,583
	Grand City Properties SA	893,804	22,256,885
#	GRENKE AG	1,476	63,123
*	H&R GmbH & Co., KGaA	71,674	776,865

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hamburger Hafen und Logistik AG	191,371	$4,294,083
	Hawesko Holding AG	313	19,558
*	Heidelberger Druckmaschinen AG	1,571,322	3,568,173
*	Hella GmbH & Co., KGaA	208,802	14,540,510
*	Highlight Communications AG	98,406	446,263
#	Hochtief AG	8,678	691,867
*	HolidayCheck Group AG	329,555	1,029,975
#*	Home24 SE	9,774	160,692
	Hornbach Baumarkt AG	65,501	2,960,778
	Hornbach Holding AG & Co., KGaA	47,998	6,223,402
	Hugo Boss AG	459,212	27,506,905
*	Hypoport SE	5,492	3,684,438
	Indus Holding AG	137,359	5,277,881
	Instone Real Estate Group AG	36,903	1,052,066
	IVU Traffic Technologies AG	62,950	1,393,252
	Jenoptik AG	408,043	13,751,065
	JOST Werke AG	7,084	401,590
*	K+S AG	1,479,794	23,735,819
*	Kloeckner & Co. SE	529,174	6,585,900
*	Koenig & Bauer AG	96,921	2,959,130
	Krones AG	114,103	11,134,766
	KSB SE & Co., KGaA	3,293	1,658,234
	KWS Saat SE & Co., KGaA	81,056	6,472,065
	Lanxess AG	599,001	40,483,107
	Leifheit AG	60,643	2,440,480
*	Leoni AG	208,575	3,272,684
#	LPKF Laser & Electronics AG	81,372	1,848,014
#*	Manz AG	28,275	1,591,893
*	Mediclin AG	86,554	398,530
*	Medigene AG	116,971	515,797
*	Medios AG	972	41,280
	METRO AG	588,463	7,634,931
	MLP SE	419,911	3,481,701
*	MorphoSys AG	86,544	4,096,643
*	Multitude SE	39,731	232,148
#*	Nagarro SE	54,288	9,494,648
	New Work SE	20,199	4,945,853
	Nexus AG	91,911	7,609,133
#*	Nordex SE	677,955	11,381,547
	Norma Group SE	234,408	9,865,195
	OHB SE	37,995	1,678,912
*	Patrizia AG	351,407	9,273,550
	Pfeiffer Vacuum Technology AG	48,041	10,238,846
#	PNE AG	491,579	4,255,561
*	Progress-Werk Oberkirch AG	8,558	282,729
#	ProSiebenSat.1 Media SE	1,367,606	24,986,538
	PSI Software AG	58,966	2,554,815
*	PVA TePla AG	43,814	1,903,987
*	q.beyond AG	773,954	1,797,443
*	R Stahl AG	14,952	378,428
	Rheinmetall AG	309,902	30,270,710
#	S&T AG	348,684	9,061,420
*	SAF-Holland SE	338,167	4,556,993
*	Salzgitter AG	298,078	9,985,437
*	Schaltbau Holding AG	40,754	2,525,534
	Schloss Wachenheim AG	6,929	153,444
	Scout24 AG	69,774	4,832,725
	Secunet Security Networks AG	7,726	3,845,263
#*	SGL Carbon SE	363,311	3,938,009

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Siltronic AG	146,283	$23,067,890
*	Sixt SE	98,740	15,043,200
#	SMA Solar Technology AG	85,699	3,666,073
#*	SNP Schneider-Neureither & Partner SE	3,170	193,434
	Softing AG	14,914	106,637
#	Software AG	375,611	17,457,634
	Stabilus SA	176,786	12,344,391
	STRATEC SE	27,639	3,902,251
	Stroeer SE & Co., KGaA	198,823	16,374,045
	Suedzucker AG	537,567	8,617,054
*	SUESS MicroTec SE	150,677	3,878,526
	Surteco Group SE	47,139	2,019,932
	TAG Immobilien AG	1,033,296	30,211,841
	Takkt AG	236,391	3,736,334
*	TeamViewer AG	199,231	5,828,616
	Technotrans SE	46,673	1,495,471
*	thyssenkrupp AG	1,038,807	10,927,094
	Traffic Systems SE	36,351	1,889,658
	United Internet AG	4,025	155,701
#*	va-Q-tec AG	2,370	79,358
#	Varta AG	24,311	3,258,028
#	VERBIO Vereinigte BioEnergie AG	173,398	11,390,269
	Vossloh AG	69,710	3,713,413
	Wacker Chemie AG	59,024	10,979,418
	Wacker Neuson SE	229,920	6,628,924
	Washtec AG	79,231	4,979,071
*	Westwing Group AG	40,129	1,503,141
	Wuestenrot & Wuerttembergische AG	114,762	2,429,963
	Zeal Network SE	53,966	2,555,273
*	zooplus AG	5,201	2,924,176

TOTAL GERMANY			989,757,270

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0

IRELAND — (1.0%)
*	AIB Group P.L.C.	828,430	2,254,955
*	Bank of Ireland Group P.L.C.	5,842,163	34,648,647
	Cairn Homes P.L.C.	1,784,468	2,358,247
*	Dalata Hotel Group P.L.C.	162,724	775,002
*	Datalex P.L.C.	123,079	102,025
*	FBD Holdings P.L.C.	125,459	1,136,713
*	FBD Holdings P.L.C.	17,353	154,921
	Glanbia P.L.C.	406,515	6,723,852
	Glanbia P.L.C.	700,613	11,553,628
*	Glenveagh Properties P.L.C.	612,227	786,162
*	Irish Continental Group P.L.C.	586,653	2,935,983
*	Irish Continental Group P.L.C.	234,200	1,164,809
*	Permanent TSB Group Holdings P.L.C.	252,400	426,936

TOTAL IRELAND			65,021,880

ISRAEL — (3.3%)
	Adgar Investment and Development, Ltd.	45,374	97,054
#	Afcon Holdings, Ltd.	3,064	186,807
*	AFI Properties, Ltd.	109,219	5,658,785
	Africa Israel Residences, Ltd.	3,453	182,634

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Airport City, Ltd.	282,306	$5,087,699
	Albaad Massuot Yitzhak, Ltd.	2,031	29,073
*	Allot, Ltd.	189,485	2,814,680
#*	Alrov Properties and Lodgings, Ltd.	49,832	2,358,611
	Arad, Ltd.	19,614	288,224
	Ashtrom Group, Ltd.	196,526	4,522,643
#	Atreyu Capital Markets, Ltd.	4,320	75,479
	AudioCodes, Ltd.	30,337	982,520
	AudioCodes, Ltd.	2,698	87,793
	Aura Investments, Ltd.	27,798	32,930
*	Avgol Industries 1953, Ltd.	468,925	373,648
*	Azorim-Investment Development & Construction Co., Ltd.	547,011	2,335,217
#*	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	471,680
	Big Shopping Centers, Ltd.	20,438	3,021,750
#	Blue Square Real Estate, Ltd.	36,760	2,739,376
#*	Brack Capital Properties NV	18,347	1,975,437
*	Brainsway, Ltd.	17,217	69,878
#*	Camtek, Ltd.	115,637	4,798,654
	Carasso Motors, Ltd.	132,164	704,269
*	Cellcom Israel, Ltd.	495,333	1,721,347
*	Ceragon Networks, Ltd.	266,244	929,192
*	Clal Insurance Enterprises Holdings, Ltd.	315,219	6,714,837
#*	Compugen, Ltd.	120,052	708,607
	Danel Adir Yeoshua, Ltd.	22,301	4,346,802
	Delek Automotive Systems, Ltd.	229,021	2,900,999
*	Delek Group, Ltd.	25,212	1,783,375
	Delta-Galil Industries, Ltd.	71,313	3,549,889
	Dor Alon Energy in Israel 1988, Ltd.	16,285	455,175
	Duniec Brothers, Ltd.	1,134	53,574
#	Electra Consumer Products 1970, Ltd.	54,447	2,648,578
#	Electra Real Estate, Ltd.	35,266	524,702
#	Electra, Ltd.	11,665	7,326,020
*	Ellomay Capital, Ltd.	1,340	34,482
#	Energix-Renewable Energies, Ltd.	118,542	499,977
#*	Enlight Renewable Energy, Ltd.	2,852,397	6,170,063
*	Equital, Ltd.	117,510	3,309,624
#*	Evogene, Ltd.	31,584	83,303
#*	Fattal Holdings 1998, Ltd.	5,615	504,042
	FMS Enterprises Migun, Ltd.	19,186	609,266
	Formula Systems 1985, Ltd.	63,135	6,159,006
	Formula Systems 1985, Ltd., Sponsored ADR	440	43,252
	Fox Wizel, Ltd.	58,988	7,407,501
#	Freshmarket, Ltd.	9,726	40,197
	Gav-Yam Lands Corp., Ltd.	670,458	6,823,041
#	Gilat Satellite Networks, Ltd.	236,247	2,095,528
#	Hadera Paper, Ltd.	21,885	1,596,560
	Harel Insurance Investments & Financial Services, Ltd.	700,275	7,222,310
#	Hilan, Ltd.	102,277	5,748,456
#	IDI Insurance Co., Ltd.	45,880	1,602,417
	IES Holdings, Ltd.	322	26,555
	Ilex Medical, Ltd.	1,832	65,883
#	Inrom Construction Industries, Ltd.	359,755	1,782,456
	Isracard, Ltd.	44,630	185,721
	Israel Canada T.R, Ltd.	142,161	614,353
#	Israel Land Development—Urban Renewal, Ltd.	51,738	638,818
	Isras Investment Co., Ltd.	5,793	1,305,680
#*	Issta Lines, Ltd.	13,336	273,884
#*	Itamar Medical, Ltd.	16,668	16,799
#*	Kamada, Ltd.	212,977	1,127,307

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Kenon Holdings, Ltd.	129,038	$5,319,798
	Kerur Holdings, Ltd.	32,654	945,766
	Klil Industries, Ltd.	5,696	515,849
	M Yochananof & Sons, Ltd.	735	52,893
	Magic Software Enterprises, Ltd.	134,651	2,662,829
	Malam—Team, Ltd.	7,935	257,955
	Matrix IT, Ltd.	230,989	6,150,289
	Maytronics, Ltd.	201,688	4,749,570
#	Mediterranean Towers, Ltd.	434,044	1,339,035
	Mega Or Holdings, Ltd.	82,181	3,049,536
*	Mehadrin, Ltd.	1,666	74,496
	Meitav Dash Investments, Ltd.	132,413	649,872
	Menora Mivtachim Holdings, Ltd.	183,161	3,777,475
#*	Migdal Insurance & Financial Holdings, Ltd.	2,632,241	3,853,242
	Mivne Real Estate KD, Ltd.	293,458	1,030,213
#	Mivtach Shamir Holdings, Ltd.	27,751	898,565
	Mizrahi Tefahot Bank, Ltd.	1	35
*	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,180,093
#	Nawi Brothers, Ltd.	120,452	979,498
*	Neto Malinda Trading, Ltd.	541	14,520
	Neto ME Holdings, Ltd.	9,852	464,544
*	Nova, Ltd.	115,277	11,518,985
	Novolog, Ltd.	77,254	69,828
	NR Spuntech Industries, Ltd.	76,176	202,495
#*	Oil Refineries, Ltd.	11,639,672	2,623,747
#	One Software Technologies, Ltd.	36,860	593,431
#*	OPC Energy, Ltd.	91,887	837,011
*	Partner Communications Co., Ltd.	814,741	3,776,487
#*	Paz Oil Co., Ltd.	60,167	6,533,606
*	Perion Network, Ltd.	64,884	1,132,264
	Plasson Industries, Ltd.	20,201	1,422,994
*	Pluristem Therapeutics, Inc.	3,536	9,343
	Prashkovsky Investments and Construction, Ltd.	1,390	40,886
	Priortech, Ltd.	1,827	58,986
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	52,258	3,751,220
	Scope Metals Group, Ltd.	47,147	2,089,496
*	Shikun & Binui, Ltd.	2,859	16,785
	Shufersal, Ltd.	357,919	2,901,141
*	Summit Real Estate Holdings, Ltd.	215,385	3,766,397
	Suny Cellular Communication, Ltd.	312,529	136,652
	Tadiran Group, Ltd.	16,403	1,987,572
	Tel Aviv Stock Exchange, Ltd.	4,097	21,709
*	Tera Light, Ltd.	183,161	568,694
	Tiv Taam Holdings 1, Ltd.	5,700	16,078
	Victory Supermarket Chain, Ltd.	2,032	42,323
	YH Dimri Construction & Development, Ltd.	13,830	986,671

TOTAL ISRAEL			211,615,293

ITALY — (8.3%)
	A2A SpA	11,675,870	23,925,460
	ACEA SpA	379,596	8,104,195
*	Aeffe SpA	177,250	406,681
	Anima Holding SpA	2,277,622	10,852,845
*	Aquafil SpA	83,333	687,500
*	Arnoldo Mondadori Editore SpA	1,021,167	2,135,025
	Ascopiave SpA	477,634	1,918,045
*	Autogrill SpA	137,644	1,115,063
	Autostrade Meridionali SpA	3,917	127,561
	Avio SpA	110,432	1,389,094

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Azimut Holding SpA	906,940	$24,844,265
	B&C Speakers SpA	2,122	26,550
*	Banca Carige SpA	1,188	920
#*	Banca Generali SpA	479,643	20,963,009
	Banca IFIS SpA	199,846	3,849,965
	Banca Mediolanum SpA	433,126	4,663,939
#*	Banca Monte dei Paschi di Siena SpA	213,039	265,649
	Banca Popolare di Sondrio SCPA	3,142,117	13,349,123
#	Banca Profilo SpA	1,711,765	403,471
#*	Banca Sistema SpA	414,926	1,086,420
#	Banco BPM SpA	12,107,842	37,882,404
	Banco di Desio e della Brianza SpA	241,954	896,700
	Be Shaping The Future SpA	533,191	1,345,619
	BFF Bank SpA	995,372	9,647,953
*	Biesse SpA	1,109	34,536
	BPER Banca	7,710,672	17,164,696
	Brembo SpA	647,157	8,153,467
*	Brunello Cucinelli SpA	251,935	13,817,898
	Buzzi Unicem SpA	667,360	15,158,628
	Cairo Communication SpA	494,289	980,210
	Carel Industries SpA	16,045	436,389
	Cementir Holding NV	355,007	3,439,341
*	CIR SpA-Compagnie Industriali	2,080,413	1,166,303
	Credito Emiliano SpA	610,826	4,260,324
#*	d’Amico International Shipping SA	1,821,713	208,853
	Danieli & C Officine Meccaniche SpA	54,367	1,035,602
#	Danieli & C Officine Meccaniche SpA	102,606	2,950,076
	De’ Longhi SpA	398,689	14,314,582
	DeA Capital SpA	690,835	1,017,914
	Digital Bros SpA	24,268	931,050
	doValue SpA	16,231	187,310
*	Elica SpA	166,709	656,723
	Emak SpA	500,373	1,007,975
*	Enav SpA	117,855	550,262
	ERG SpA	394,701	11,717,164
	Esprinet SpA	276,233	3,606,998
*	Eurotech SpA	216,751	1,257,365
	Fila SpA	142,640	1,590,937
#*	Fincantieri SpA	3,504,948	2,878,160
#*	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,033,945
	Gefran SpA	35,925	413,118
#*	Geox SpA	455,074	556,560
	Gruppo MutuiOnline SpA	171,531	8,466,593
	Hera SpA	5,595,298	22,812,153
*	Illimity Bank SpA	104,488	1,644,315
*	IMMSI SpA	1,158,552	653,660
#*	Intek Group SpA	1,885,608	746,630
	Interpump Group SpA	73,726	4,751,577
	Iren SpA	4,716,132	13,977,985
	Italgas SpA	3,748,763	23,970,416
	Italmobiliare SpA	76,857	2,631,946
*	IVS Group SA	58,424	413,419
#*	Juventus Football Club SpA	2,997,765	2,503,554
	La Doria SpA	97,056	1,889,115
*	Leonardo SpA	1,656,501	13,547,119
	LU-VE SpA	5,064	126,480
	Maire Tecnimont SpA	1,069,316	4,144,313
#*	Mariella Burani Fashion Group S.p.A.	22,744	0

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Openjobmetis SpA agenzia per il lavoro	63,025	$874,311
*	OVS SpA	1,444,455	3,815,904
	Pharmanutra SpA	700	50,470
	Piaggio & C SpA	1,284,185	4,432,422
	Pirelli & C SpA	2,639,922	15,444,255
#*	Prima Industrie SpA	32,067	673,641
	RAI Way SpA	594,805	3,594,669
	Reno de Medici SpA	1,284,142	2,137,862
	Reply SpA	148,015	27,169,619
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	749,251
	Sabaf SpA	60,619	1,467,063
	SAES Getters SpA	900	24,631
*	Safilo Group SpA	26,144	43,528
#*	Saipem SpA	3,496,778	8,580,794
*	Salvatore Ferragamo SpA	120,462	2,456,910
*	Saras SpA	4,362,851	4,235,518
*	Servizi Italia SpA	50,192	123,205
	Sesa SpA	55,101	9,915,372
*	Societa Cattolica Di Assicurazione SpA	787,824	6,423,342
#*	Sogefi SpA	411,547	615,308
	SOL SpA	184,054	4,035,557
	Tamburi Investment Partners SpA	853,347	9,029,462
	Technogym SpA	803,681	8,977,114
	Tinexta S.p.A.	133,397	5,563,705
#*	Tiscali SpA	2,577,711	57,744
*	Tod’s SpA	77,308	4,094,970
	TXT e-solutions SpA	61,268	618,522
#	Unieuro SpA	149,908	3,272,566
	Unipol Gruppo SpA	3,525,971	20,492,105
	UnipolSai Assicurazioni SpA	69,983	196,211
	Webuild SpA	1,282,257	3,252,356
	Wiit SpA	2,125	60,000
	Zignago Vetro SpA	181,037	3,571,392

TOTAL ITALY			538,742,896

NETHERLANDS — (7.1%)
	Aalberts NV	712,877	41,147,905
*	Accell Group NV	156,263	6,940,746
*	AFC Ajax NV	13,955	248,163
#	AMG Advanced Metallurgical Group NV	191,502	6,198,719
*	Amsterdam Commodities NV	32,033	871,882
	APERAM SA	368,203	20,412,417
	Arcadis NV	543,636	27,153,408
	ASR Nederland NV	930,918	42,585,168
*	Avantium N.V.	1,640	7,020
	B&S Group Sarl	1,733	16,100
#*	Basic-Fit NV	252,318	11,573,156
	BE Semiconductor Industries NV	464,004	36,914,083
*	Beter Bed Holding NV	27,380	169,508
	Boskalis Westminster	608,352	18,519,015
	Brunel International NV	155,477	1,825,353
	Corbion NV	409,080	19,765,010
	Flow Traders	248,665	9,605,101
	ForFarmers NV	214,677	1,075,710
#*	Fugro NV	492,784	5,165,008
*	GrandVision NV	173,216	5,689,313
	Heijmans NV	156,398	2,159,725
*	Hunter Douglas NV	21,457	2,437,048
	IMCD NV	226,957	43,435,030

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Intertrust NV	472,154	$7,071,470
	Kendrion NV	97,269	2,428,513
*	Koninklijke BAM Groep NV	1,890,164	6,012,071
	Koninklijke Vopak NV	234,549	9,241,805
#*	Lucas Bols NV	23,064	271,828
	Mediaset NV	3,564,565	10,193,193
	Nedap NV	33,400	2,264,877
*	OCI NV	476,844	14,087,641
	Ordina NV	637,656	2,436,692
#*	Pharming Group NV	273,983	258,379
#	PostNL NV	3,733,258	18,013,134
	SBM Offshore NV	1,178,894	21,017,503
#	SIF Holding NV	34,182	577,986
	Signify NV	673,043	33,690,259
*	Sligro Food Group NV	166,461	4,541,989
#*	SNS NV	705,718	0
#	TKH Group NV	275,251	15,412,418
#*	TomTom NV	483,754	3,832,909
	Van Lanschot Kempen NV	114,750	3,542,505
*	Vivoryon Therapeutics NV	5,400	111,991

TOTAL NETHERLANDS			458,921,751

NORWAY — (2.1%)
	2020 Bulkers, Ltd.	3,024	46,155
	ABG Sundal Collier Holding ASA	2,446,501	2,576,960
	AF Gruppen ASA	19,018	401,787
*	Akastor ASA	781,213	534,136
#*	Aker Solutions ASA	1,647,107	3,628,809
	American Shipping Co. ASA	236,690	855,077
*	ArcticZymes Technologies ASA	37,345	370,655
#	Arendals Fossekompani A.S.	2,250	79,636
#*	Asetek A.S.	19,672	71,449
	Atea ASA	370,450	6,377,853
#*	Atlantic Sapphire ASA	54,886	216,935
	Avance Gas Holding, Ltd.	393,737	1,915,876
#*	Axactor SE	946,461	1,006,279
*	B2Holding ASA	1,390,160	1,617,605
	Bank Norwegian ASA	672,342	8,020,400
	Bonheur ASA	146,347	5,069,117
#*	Borr Drilling, Ltd.	65,386	55,061
	Borregaard ASA	558,307	13,543,316
	Bouvet ASA	19,729	133,237
#*	BW Energy, Ltd.	232,103	738,967
	BW LPG, Ltd.	662,186	3,600,053
	BW Offshore, Ltd.	759,145	2,445,177
*	Crayon Group Holding ASA	90,563	1,696,962
*	DNO ASA	3,329,878	3,780,205
	Europris ASA	1,186,781	7,858,528
	Fjordkraft Holding ASA	45,087	249,886
	FLEX LNG, Ltd.	200,332	3,562,903
#	Frontline, Ltd.	582,643	5,293,971
	Golden Ocean Group, Ltd.	274,826	2,875,090
#*	Grieg Seafood ASA	346,230	3,237,485
*	Hexagon Composites ASA	640,597	2,251,468
#*	IDEX Biometrics ASA	560,544	153,498
	Kid ASA	12,008	155,315
	Kitron ASA	124,865	258,825
	Komplett Bank ASA	33,724	32,415
#*	Kongsberg Automotive ASA	3,963,421	1,091,864

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Magnora ASA	5,528	$11,262
	Medistim ASA	255	9,429
*	MPC Container Ships A/S	920,394	2,171,766
*	Next Biometrics Group A.S.	125,389	100,033
#*	Nordic Nanovector ASA	361,611	980,134
*	Nordic Semiconductor ASA	219,085	6,517,283
	Norske Skog ASA	19,062	80,416
	Norway Royal Salmon ASA	93,951	1,919,059
*	Norwegian Energy Co. ASA	2,292	39,641
*	NRC Group ASA	6,559	12,424
#	Ocean Yield ASA	367,917	1,721,062
#*	Odfjell Drilling, Ltd.	586,600	1,313,930
*	Odfjell SE, Class A	137,586	455,997
	Olav Thon Eiendomsselskap ASA	102,815	2,176,634
#*	Otello Corp. ASA	571,363	1,984,711
	Pareto Bank ASA	14,702	91,076
*	PCI Biotech Holding ASA	15,812	30,951
#*	PGS ASA	1,907,777	1,194,046
*	PhotoCure ASA	5,202	60,712
#*	poLight ASA	920	11,816
	Protector Forsikring ASA	438,078	4,398,487
*	Q-Free ASA	32,883	35,314
#*	REC Silicon ASA	1,473,908	2,204,128
*	SATS ASA	14,064	33,942
	Sbanken ASA	486,979	5,608,605
	Selvaag Bolig ASA	309,083	1,924,276
#*	Solon Eiendom ASA	53,023	230,485
	Sparebank 1 Oestlandet	6,673	98,703
	SpareBank 1 SR-Bank ASA	2,742	38,005
	Stolt-Nielsen, Ltd.	195,297	2,735,183
	TGS ASA	232,098	2,455,040
	Treasure ASA	314,079	549,808
*	Ultimovacs ASA	10,013	166,350
	Veidekke ASA	640,408	7,828,580
#*	Volue ASA	224	1,234
*	Wallenius Wilhelmsen ASA	412,785	1,538,152
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,365,448
#	XXL ASA	760,499	1,428,295

TOTAL NORWAY			139,325,372

PORTUGAL — (0.8%)
	Altri SGPS SA	537,332	3,334,437
#*	Banco Comercial Portugues SA, Class R	47,085,514	8,548,344
*	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	87,187	1,192,544
#	CTT-Correios de Portugal SA	722,501	3,893,590
*	Greenvolt-Energias Renovaveis SA	9,769	67,443
*	Ibersol SGPS SA	40,114	268,646
#*	Mota-Engil SGPS SA	641,747	1,019,022
#	Navigator Co. SA (The)	1,912,042	6,727,948
	NOS SGPS SA	1,736,593	6,996,583
#*	Novabase SGPS SA	72,649	395,817
	REN—Redes Energeticas Nacionais SGPS SA	3,091,423	9,136,771
	Sonae SGPS SA	7,021,578	7,401,426

TOTAL PORTUGAL			48,982,571

SPAIN — (5.2%)
	Acciona SA	85,202	14,164,303

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Acerinox SA	1,221,481	$15,655,817
#*	Adveo Group International SA	84,445	0
	Aedas Homes SA	19,551	568,411
	Alantra Partners SA	70,405	1,294,424
	Almirall SA	496,655	7,877,823
#*	Amper SA	5,658,796	1,208,822
	Applus Services SA	915,379	8,717,573
*	Atresmedia Corp. de Medios de Comunicacion SA	541,919	2,322,527
#	Azkoyen SA	67,253	459,929
*	Banco de Sabadell SA	35,250,223	29,468,317
#	Bankinter SA	4,194,583	24,543,085
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	384,094	8,077,593
	CIE Automotive SA	401,403	10,121,411
*	Construcciones y Auxiliar de Ferrocarriles SA	130,686	5,452,482
#*	Deoleo SA	37,749	14,726
*	Distribuidora Internacional de Alimentacion SA	3,729,910	63,456
#	Ebro Foods SA	529,626	10,111,209
*	eDreams ODIGEO SA	427,530	3,731,256
	Elecnor SA	200,108	2,246,593
#	Enagas SA	955,216	21,228,845
*	Ence Energia y Celulosa SA	988,129	2,726,347
*	Ercros SA	643,000	2,633,121
	Faes Farma SA	2,022,017	7,928,086
	Fluidra SA	324,873	12,878,842
	Fomento de Construcciones y Contratas SA	361,953	4,388,398
*	Gestamp Automocion SA	598,439	2,321,525
	Global Dominion Access SA	695,411	3,527,594
	Grupo Catalana Occidente SA	271,573	9,921,112
	Grupo Empresarial San Jose SA	151,317	856,075
#*	Grupo Ezentis SA	1,629,459	612,934
	Iberpapel Gestion SA	47,911	1,033,612
*	Indra Sistemas SA	957,080	10,251,934
#	Laboratorio Reig Jofre SA	14,659	77,114
	Laboratorios Farmaceuticos Rovi SA	100,915	6,602,091
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,498,993
	Mapfre SA	1,135,952	2,475,747
*	Mediaset Espana Comunicacion SA	1,094,655	6,210,498
#*	Melia Hotels International SA	736,073	5,466,139
	Metrovacesa SA	29,551	253,639
	Miquel y Costas & Miquel SA	142,055	2,785,882
	Neinor Homes SA	69,192	923,743
#*	Obrascon Huarte Lain SA	1,213,629	878,309
*	Oryzon Genomics SA	35,547	125,543
	Pharma Mar SA	32,993	2,838,072
	Prim SA	40,283	681,494
*	Promotora de Informaciones SA, Class A	1,399,579	943,449
	Prosegur Cash SA	158,555	127,199
	Prosegur Cia de Seguridad SA	1,593,388	4,749,441
*	Realia Business SA	1,667,905	1,348,857
	Renta 4 Banco SA	442	4,632
	Sacyr SA	3,029,915	7,445,709
*	Solaria Energia y Medio Ambiente SA	435,695	6,882,494
*	Solarpack Corp. Tecnologica SA	3,377	102,906
*	Talgo SA	587,102	3,050,779
#*	Tecnicas Reunidas SA	188,993	1,786,913
#*	Tubacex SA	738,150	1,336,303
#*	Tubos Reunidos SA	34,204	15,103
	Unicaja Banco SA	7,873,216	8,188,893

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Vidrala SA	123,220	$13,422,173
	Viscofan SA	290,403	19,016,404
*	Vocento SA	352,577	432,172
	Zardoya Otis SA	1,131,276	9,188,265

TOTAL SPAIN			341,267,138

SWEDEN — (8.5%)
	AcadeMedia AB	437,894	2,994,764
	AddLife AB, Class B	251,737	9,206,917
	AddNode Group AB, Class B	87,776	3,469,244
	AddTech AB, Class B	415,897	7,378,958
	AFRY AB	346,624	10,554,886
	Alimak Group AB	254,539	3,824,743
	Ambea AB	160,078	1,171,590
*	Annehem Fastigheter AB, Class B	126,142	504,700
*	Arise AB	70,657	289,904
	Arjo AB, Class B	1,036,474	12,764,387
	Atrium Ljungberg AB, Class B	239,544	5,012,617
*	Attendo AB	727,916	3,140,545
*	Balco Group AB	979	14,494
	Beijer Alma AB	294,953	6,695,848
*	Beijer Electronics Group AB	93,898	632,681
	Bergman & Beving AB	193,579	3,270,389
	Bergs Timber AB, Class B	62,277	36,085
	Besqab AB	21,962	381,632
	Betsson AB, Class B	925,914	7,675,317
#*	Better Collective A.S.	48,411	1,024,360
*	BHG Group AB	331,992	4,796,209
	Bilia AB, Class A	620,818	11,203,718
	BioGaia AB, Class B	75,837	3,809,105
	Biotage AB	406,883	11,093,266
	Bjorn Borg AB	13,009	52,572
	Bonava AB, Class B	529,583	4,803,420
#*	Boozt AB	221,669	3,651,514
	Bravida Holding AB	749,559	10,116,532
	Bufab AB	215,726	7,692,448
	Bulten AB	115,761	1,110,155
	Bure Equity AB	362,388	14,977,997
	Byggmax Group AB	439,241	3,756,408
#*	Calliditas Therapeutics AB, Class B	75,130	821,717
	Catella AB	25,263	109,213
	Catena AB	164,697	8,900,596
#*	Catena Media P.L.C.	295,951	2,000,046
*	Cavotec SA	79,682	201,914
	Cellavision AB	16,989	758,790
#	Clas Ohlson AB, Class B	214,483	2,203,522
	Cloetta AB, Class B	1,692,578	5,228,109
*	Collector AB	225,841	982,190
	Concentric AB	354,479	6,687,142
#	Coor Service Management Holding AB	314,448	2,969,836
	Corem Property Group AB, Class B	4,350,002	11,498,653
	Dios Fastigheter AB	767,655	7,473,525
*	Doro AB	155,569	1,118,592
*	Duni AB	215,342	2,490,186
#	Dustin Group AB	528,662	5,670,790
	Eastnine AB	126,421	2,078,932
	Elanders AB, Class B	59,878	996,259
*	Electrolux Professional AB, Class B	217,107	1,550,157
*	Eltel AB	206,068	430,322

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Enea AB	102,697	$2,475,801
#	Eolus Vind AB, Class B	35,068	622,103
	eWork Group AB	32,666	413,589
	Fagerhult AB	300,931	2,296,031
	FastPartner AB, Class A	1,130	13,590
	FastPartner AB, Class D	35	324
#	Fenix Outdoor International AG	19,605	3,262,522
	Ferronordic AB	1,301	35,038
#*	Fingerprint Cards AB, Class B	634,700	1,753,794
#	G5 Entertainment AB	34,532	1,563,817
	GARO AB	1,190	25,344
	GHP Specialty Care AB	41,172	120,331
	Granges AB	815,935	9,801,150
*	Haldex AB	331,448	1,751,351
	Heba Fastighets AB, Class B	134,907	1,966,944
	Hexatronic Group AB	43,431	1,352,249
	HMS Networks AB	134,001	6,451,898
#*	Hoist Finance AB	489,300	1,725,897
*	Humana AB	126,275	1,057,340
*	IAR Systems Group AB	1,213	13,832
#*	Immunovia AB	8,077	117,779
	Instalco AB	79,528	3,636,412
*	International Petroleum Corp.	94,018	477,419
	INVISIO AB	555	11,001
	Inwido AB	457,409	7,615,350
	JM AB	481,244	17,010,440
*	John Mattson Fastighetsforetagen AB	7,007	137,873
	Karnov Group AB	26,847	163,082
*	Karo Pharma AB	9,885	62,291
*	K-fast Holding AB	4,327	35,754
	Kindred Group P.L.C.	763,082	11,443,179
	KNOW IT AB	200,212	8,054,844
	Kungsleden AB	1,416,636	18,666,834
	Lagercrantz Group AB, Class B	1,394,622	16,690,450
	LeoVegas AB	497,758	1,936,112
	Lime Technologies AB	8,592	334,366
	Lindab International AB	596,103	15,139,954
	Loomis AB, Class B	363,693	9,855,412
*	Medcap AB	4,211	91,772
*	Mekonomen AB	304,570	5,421,121
#	Midsona AB, Class B	8,545	58,287
	MIPS AB	39,570	3,968,294
*	Modern Times Group MTG AB, Class B	509,192	6,165,189
	Momentum Group AB, Class B	137,415	3,129,054
	Munters Group AB	17,672	144,497
	Mycronic AB	430,117	10,698,906
	NCAB Group AB	1,185	77,489
	NCC AB, Class B	269,582	4,246,727
	Nederman Holding AB	30,189	566,918
*	Nelly Group AB	47,409	182,171
*	Net Insight AB, Class B	1,391,434	558,921
*	New Wave Group AB, Class B	426,925	6,361,154
	Nobia AB	899,689	5,929,094
	Nobina AB	732,991	6,571,218
	Nolato AB, Class B	1,581,189	18,859,866
	Nordic Waterproofing Holding AB	67,508	1,583,217
*	Note AB	3,676	50,491
	NP3 Fastigheter AB	157,719	4,104,223
#	Nyfosa AB	1,319,438	18,632,154

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	OEM International AB, Class B	143,694	$2,656,949
*	Oncopeptides AB	22,450	107,337
*	Pandox AB, Class B	314,076	4,971,836
	Peab AB, Class B	355,576	3,676,940
	Platzer Fastigheter Holding AB, Class B	250,352	3,768,571
	Pricer AB, Class B	892,974	2,894,257
	Proact IT Group AB	186,907	1,495,183
*	Qliro AB	70,318	246,441
	Ratos AB, Class B	1,561,734	9,141,906
*	RaySearch Laboratories AB	160,684	1,126,989
	Resurs Holding AB	815,119	3,775,167
	Rottneros AB	672,020	706,156
#*	SAS AB	10,985,704	2,402,706
	Scandi Standard AB	397,762	2,373,801
#*	Scandic Hotels Group AB	497,612	2,015,833
*	Sdiptech AB, Class B	7,857	383,137
	Sectra AB, Class B	550,055	11,100,966
	Semcon AB	118,592	1,675,177
#*	Sensys Gatso Group AB	2,726,230	317,274
#*	SkiStar AB	323,480	6,693,463
*	Starbreeze AB	37,435	5,157
*	Stillfront Group AB	83,915	528,434
#	Systemair AB	360,836	3,178,763
	Tethys Oil AB	86,203	596,701
	Troax Group AB	214,262	8,227,461
	VBG Group AB, Class B	26,732	523,890
	Vitec Software Group AB, Class B	27,195	1,484,214
	Wihlborgs Fastigheter AB	595,255	11,831,733

TOTAL SWEDEN			554,676,598

SWITZERLAND — (14.9%)
	Adecco Group AG	96,510	4,835,704
	Allreal Holding AG	117,221	23,245,002
	ALSO Holding AG	47,196	13,612,999
*	ams AG	1,143,261	20,736,965
*	APG SGA SA	8,849	2,047,489
	Arbonia AG	343,677	6,695,270
*	Aryzta AG	6,804,887	10,151,669
*	Ascom Holding AG	190,508	3,003,688
*	Autoneum Holding AG	24,022	3,883,990
	Bachem Holding AG, Class B	6,229	4,760,204
	Baloise Holding AG	72,856	11,051,505
	Banque Cantonale de Geneve	9,528	1,705,743
	Banque Cantonale du Jura SA	3,848	215,649
	Banque Cantonale Vaudoise	74,322	5,650,915
	Belimo Holding AG	62,238	32,850,239
	Bell Food Group AG	14,632	4,533,796
	Bellevue Group AG	57,974	2,442,816
	Berner Kantonalbank AG	30,113	6,698,608
	BKW AG	160,346	17,310,980
*	Bobst Group SA	68,727	5,955,172
	Bossard Holding AG, Class A	44,391	13,865,894
	Bucher Industries AG	55,557	26,379,002
	Burckhardt Compression Holding AG	734	296,001
	Burkhalter Holding AG	28,640	2,029,683
	Bystronic AG	9,740	13,147,957
	Calida Holding AG	35,809	1,731,550
#	Carlo Gavazzi Holding AG	3,077	823,323
	Cembra Money Bank AG	190,227	12,775,571

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cicor Technologies, Ltd.	15,422	$940,155
	Cie Financiere Tradition SA	10,803	1,291,696
	Clariant AG	591,511	11,102,833
	Coltene Holding AG	26,808	3,416,489
	Comet Holding AG	12,463	4,309,791
*	COSMO Pharmaceuticals NV	1,793	154,741
	Daetwyler Holding AG	4,136	1,466,489
	DKSH Holding AG	239,714	18,750,228
	dormakaba Holding AG	24,243	17,587,753
*	Dottikon Es Holding AG	1,430	471,302
*	Dufry AG	308,204	17,313,757
	EFG International AG	687,616	4,955,321
	Emmi AG	15,651	16,158,507
	Energiedienst Holding AG	83,637	3,756,133
#*	Evolva Holding SA	3,349,123	523,807
*	Feintool International Holding AG	16,000	1,034,662
*	Flughafen Zurich AG	133,405	23,767,941
	Forbo Holding AG	8,787	17,356,371
	Fundamenta Real Estate AG	1,593	34,551
	Galenica AG	91,014	6,420,672
#*	GAM Holding AG	1,195,762	2,177,107
	Georg Fischer AG	32,352	47,911,838
	Gurit Holding AG	3,022	5,655,689
	Helvetia Holding AG	243,100	26,371,916
	Hiag Immobilien Holding AG	20,971	2,253,446
#*	HOCHDORF Holding AG	6,697	300,175
	Huber & Suhner AG	97,132	7,510,615
	Hypothekarbank Lenzburg AG	6	27,297
*	Implenia AG	118,023	2,618,741
#*	Ina Invest Holding AG	25,352	506,607
	Inficon Holding AG	14,710	17,177,319
	Interroll Holding AG	4,928	20,864,128
	Intershop Holding AG	10,420	6,491,719
	Investis Holding SA	4,392	495,928
*	Jungfraubahn Holding AG	17,432	2,570,894
	Kardex Holding AG	48,471	13,648,542
*	Komax Holding AG	21,726	5,711,885
#	Kudelski SA	217,692	916,451
	Landis+Gyr Group AG	69,108	4,438,478
*	Lastminute.com NV	17,240	731,226
	LEM Holding SA	3,912	9,100,475
	Liechtensteinische Landesbank AG	64,323	3,627,055
	Luzerner Kantonalbank AG	20,110	8,997,858
*	Medacta Group SA	3,237	505,885
*	Medartis Holding AG	2,811	327,297
	Medmix AG	143,103	6,756,298
*	Meier Tobler Group AG	45,826	938,708
	Metall Zug AG	1,092	2,309,140
#*	Meyer Burger Technology AG	2,931,882	1,320,248
*	Mikron Holding AG	8,692	69,773
	Mobilezone Holding AG	284,428	3,925,462
	Mobimo Holding AG	56,522	18,761,554
	OC Oerlikon Corp. AG	1,697,772	18,499,818
#*	Orascom Development Holding AG	93,520	1,113,604
	Orell Fuessli AG	5,028	493,302
	Orior AG	37,151	3,635,695
	Peach Property Group AG	1,034	67,785
	Phoenix Mecano AG	4,517	2,161,973
	Plazza AG, Class A	6,895	2,486,660

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	PSP Swiss Property AG	337,868	$40,707,400
*	Rieter Holding AG	21,873	4,780,370
	Romande Energie Holding SA	2,625	3,632,729
#	Schaffner Holding AG	3,363	1,016,260
	Schweiter Technologies AG	7,236	10,392,447
#	Schweizerische Nationalbank	23	129,095
*	Sensirion Holding AG	12,444	1,512,550
	SFS Group AG	128,752	17,493,920
	Siegfried Holding AG	33,518	29,863,116
	SIG Combibloc Group AG	74,956	1,993,040
	Softwareone Holding AG	189,080	4,134,485
	St Galler Kantonalbank AG	17,366	7,740,896
	Sulzer AG	143,103	13,581,764
	Swiss Prime Site AG	70,057	6,843,234
#*	Swiss Steel Holding AG	3,266,809	1,332,267
	Swissquote Group Holding SA	85,926	15,829,207
	Tecan Group AG	8,842	5,007,963
	Thurgauer Kantonalbank	3,152	359,558
#*	Tornos Holding AG	26,632	216,984
*	TX Group AG	18,723	3,089,283
*	u-blox Holding AG	51,750	3,425,107
	Valiant Holding AG	110,273	10,475,587
*	Valora Holding AG	29,410	5,752,243
	VAT Group AG	148,293	58,526,837
	Vaudoise Assurances Holding SA	6,746	3,252,676
	Vetropack Holding AG	66,273	4,101,214
	Vifor Pharma AG	10,416	1,350,090
*	Von Roll Holding AG	378,198	421,459
	Vontobel Holding AG	232,328	19,546,590
	VP Bank AG, Class A	24,056	2,424,225
	VZ Holding AG	90,310	8,993,924
*	V-ZUG Holding AG	10,820	1,508,741
	Walliser Kantonalbank	18,991	2,046,458
	Warteck Invest AG	27	70,553
	Ypsomed Holding AG	9,309	1,533,681
	Zehnder Group AG	86,306	9,131,627
	Zug Estates Holding AG, Class B	1,186	2,518,842
	Zuger Kantonalbank AG	700	5,030,557

TOTAL SWITZERLAND			966,496,153

UNITED STATES — (0.0%)
*	Arko Corp.	135,431	1,370,695

TOTAL COMMON STOCKS			6,156,176,608

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Biotest AG	96,750	4,425,520
	Draegerwerk AG & Co., KGaA	65,997	5,406,792
	FUCHS PETROLUB SE	337,087	15,754,600
	Jungheinrich AG	364,914	16,922,743
	Sixt SE	119,845	10,640,553
	STO SE & Co., KGaA	15,328	3,593,254
	Villeroy & Boch AG	41,086	1,106,608

TOTAL GERMANY			57,850,070

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 07/26/21	497,492	$0

GERMANY — (0.0%)
#*	Borussia Dortmund GmbH & Co., KGaA Rights 10/04/21	574,571	11,315
#*	Deutsche Lufthansa AG Rights 10/05/21	134,399	319,146

TOTAL GERMANY			330,461

ITALY — (0.0%)
#*	Webuild SpA Warrant 08/02/30	116,039	0

TOTAL RIGHTS/WARRANTS			330,461

TOTAL INVESTMENT SECURITIES (Cost $4,498,593,130)			6,214,357,139

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	24,481,666	283,252,871

TOTAL INVESTMENTS — (100.0%)
(Cost $4,781,818,574)^^			$6,497,610,010

Summary of the Series’ investments as of September 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$207,790,732	—	$207,790,732
Belgium	$7,513,190	238,670,405	—	246,183,595
Denmark	—	340,956,842	—	340,956,842
Finland	—	372,015,124	—	372,015,124
France	—	673,052,698	—	673,052,698
Germany	—	989,757,270	—	989,757,270
Ireland	—	65,021,880	—	65,021,880
Israel	1,628,931	209,986,362	—	211,615,293
Italy	920	538,741,976	—	538,742,896
Netherlands	5,165,008	453,756,743	—	458,921,751
Norway	—	139,325,372	—	139,325,372
Portugal	67,443	48,915,128	—	48,982,571
Spain	—	341,267,138	—	341,267,138
Sweden	—	554,676,598	—	554,676,598
Switzerland	6,756,298	959,739,855	—	966,496,153
United States	—	1,370,695	—	1,370,695
Preferred Stocks
Germany	—	57,850,070	—	57,850,070
Rights/Warrants
Germany	—	330,461	—	330,461
Securities Lending Collateral	—	283,252,871	—	283,252,871

TOTAL	$21,131,790	$6,476,478,220	—	$6,497,610,010

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (84.1%)
COMMUNICATION SERVICES — (1.2%)
*	AcuityAds Holdings, Inc.	101,377	$679,528
#*	Aimia, Inc.	747,208	2,554,406
#	Cogeco Communications, Inc.	79,382	7,054,507
	Cogeco, Inc.	28,934	2,060,514
#	Corus Entertainment, Inc., Class B	1,028,921	4,614,141
*	Enthusiast Gaming Holdings, Inc.	18,353	66,219
*	MDF Commerce, Inc.	42,774	198,234
*	TeraGo, Inc.	2,400	9,721
#*	WildBrain, Ltd.	612,863	1,562,883
#	Yellow Pages, Ltd.	105,820	1,148,764

TOTAL COMMUNICATION SERVICES			19,948,917

CONSUMER DISCRETIONARY — (5.2%)
#*	Aritzia, Inc.	463,368	14,750,511
*	AutoCanada, Inc.	139,673	5,115,609
	BMTC Group, Inc.	20,581	237,317
#*	Bragg Gaming Group, Inc.	4,700	45,122
#*	Canada Goose Holdings, Inc.	55,980	1,999,033
*	Canada Goose Holdings, Inc.	235,947	8,416,230
*	Dorel Industries, Inc., Class B	109,158	941,106
	Exco Technologies, Ltd.	164,124	1,284,122
*	Gamehost, Inc.	88,499	561,067
*	Goodfood Market Corp.	13,613	95,224
	Leon’s Furniture, Ltd.	171,679	3,174,421
	Linamar Corp.	249,534	12,957,407
	Martinrea International, Inc.	518,668	4,606,833
	MTY Food Group, Inc.	108,643	5,484,449
	Park Lawn Corp.	185,122	5,337,641
	Pizza Pizza Royalty Corp.	165,479	1,468,486
*	Points International, Ltd.	47,016	804,387
*	Points International, Ltd.	14,661	250,703
	Pollard Banknote, Ltd.	49,129	1,828,859
*	Recipe Unlimited Corp.	88,994	1,368,706
*	Reitmans Canada, Ltd., Class A	125,155	75,097
#	Sleep Country Canada Holdings, Inc.	196,790	5,220,388
#*	Spin Master Corp.	148,575	4,822,295
*	Uni-Select, Inc.	234,916	3,290,234

TOTAL CONSUMER DISCRETIONARY			84,135,247

CONSUMER STAPLES — (4.5%)
*	Alcanna, Inc.	139,850	885,518
	Andrew Peller, Ltd., Class A	168,200	1,132,754
	Corby Spirit and Wine, Ltd.	87,267	1,244,998
	High Liner Foods, Inc.	102,188	1,058,508
#	Jamieson Wellness, Inc.	275,646	7,882,440
#	KP Tissue, Inc.	45,700	367,664
	Lassonde Industries, Inc., Class A	18,100	2,596,105
#	Maple Leaf Foods, Inc.	414,187	8,417,159
*	Mav Beauty Brands, Inc.	7,000	12,048
#	North West Co., Inc. (The)	319,480	8,530,565
#	Premium Brands Holdings Corp., Class A	193,268	19,766,254
	Primo Water Corp.	813,424	12,812,102

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Primo Water Corp.	96,682	$1,519,841
#	Rogers Sugar, Inc.	712,254	3,036,611
*	SunOpta, Inc.	19,534	174,439
#*	SunOpta, Inc.	329,746	2,947,043
#*	Village Farms International, Inc.	7,834	65,438

TOTAL CONSUMER STAPLES			72,449,487

ENERGY — (16.6%)
#*	Advantage Energy, Ltd.	1,194,867	6,037,541
#*	Africa Oil Corp.	1,333,299	1,831,628
#	ARC Resources, Ltd.	2,991,363	28,033,695
*	Athabasca Oil Corp.	2,177,410	1,581,571
#	Birchcliff Energy, Ltd.	1,616,675	8,947,491
#	Canacol Energy, Ltd.	963,916	2,572,271
*	Cardinal Energy, Ltd.	403,527	1,331,708
	CES Energy Solutions Corp.	1,312,438	1,968,761
	Computer Modelling Group, Ltd.	464,145	1,736,971
	Crescent Point Energy Corp.	2,888,800	13,319,589
#	Crescent Point Energy Corp.	82,500	380,325
*	Crew Energy, Inc.	384,876	945,022
#*	Denison Mines Corp.	3,512,489	5,102,621
#	Enerflex, Ltd.	510,065	3,737,094
#*	Energy Fuels, Inc.	347,960	2,434,015
#	Enerplus Corp.	1,287,055	10,303,756
	Enerplus Corp.	28,353	226,824
#*	Ensign Energy Services, Inc.	741,132	1,100,054
#*	Fission Uranium Corp.	1,962,000	1,270,204
#	Freehold Royalties, Ltd.	602,289	4,945,370
*	Frontera Energy Corp.	270,637	1,619,634
*	Gasfrac Energy Services, Inc.	91,560	0
#	Gibson Energy, Inc.	940,791	17,276,803
#*	Gran Tierra Energy, Inc.	1,845,435	1,355,009
*	Headwater Exploration, Inc.	171,071	614,537
	InPlay Oil Corp.	10,100	12,280
#*	Kelt Exploration, Ltd.	773,541	2,778,787
#	Keyera Corp.	445,938	11,220,625
*	Lightstream Resources, Ltd.	687,816	0
#*	MEG Energy Corp.	2,470,617	19,291,333
	North American Construction Group, Ltd.	121,744	1,773,391
	North American Construction Group, Ltd.	22,074	324,929
*	NuVista Energy, Ltd.	1,107,388	4,493,900
	Ovintiv, Inc.	9,767	320,940
	Paramount Resources, Ltd., Class A	389,930	5,781,533
	Parex Resources, Inc.	786,291	14,302,972
#	Parkland Corp.	748,836	21,041,428
	Pason Systems, Inc.	395,944	2,694,645
#	Peyto Exploration & Development Corp.	930,313	7,242,133
	PHX Energy Services Corp.	98,928	373,343
*	Pine Cliff Energy, Ltd.	87,000	49,455
#	PrairieSky Royalty, Ltd.	1,064,207	11,351,205
*	Precision Drilling Corp.	67,941	2,746,383
#*	Precision Drilling Corp.	14,392	581,581
#*	Questerre Energy Corp., Class A	797,460	132,217
#	Secure Energy Services, Inc.	1,088,754	4,091,638
*	ShawCor, Ltd.	371,654	1,660,794
*	Storm Resources, Ltd.	85,432	364,229
#*	Surge Energy, Inc.	2,808	11,549
*	Tamarack Valley Energy, Ltd.	1,165,080	2,934,316
	TerraVest Industries, Inc.	3,700	70,956

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Tidewater Midstream and Infrastructure, Ltd.	1,346,778	$1,456,723
*	Total Energy Services, Inc.	233,040	840,829
*	Touchstone Exploration, Inc.	28,397	46,633
*	TransGlobe Energy Corp.	87,968	192,382
#*	Trican Well Service, Ltd.	1,182,224	2,762,817
*	Vermilion Energy, Inc.	716,524	7,082,647
*	Vermilion Energy, Inc.	233,451	2,311,165
#	Whitecap Resources, Inc.	3,118,860	17,261,338
#*	Yangarra Resources, Ltd.	323,471	452,032

TOTAL ENERGY			266,725,622

FINANCIALS — (9.8%)
	AGF Management, Ltd., Class B	333,248	2,041,690
#	Alaris Equity Partners Income	153,883	2,154,070
#	Canaccord Genuity Group, Inc.	514,390	5,657,234
#	Canadian Western Bank	471,902	13,662,282
#	Chesswood Group, Ltd.	56,542	532,564
#	CI Financial Corp.	910,370	18,479,088
	Clairvest Group, Inc.	1,900	87,792
#	ECN Capital Corp.	2,488,693	20,513,149
	E-L Financial Corp., Ltd.	7,178	5,298,720
#	Element Fleet Management Corp.	1,614,953	16,294,883
	Equitable Group, Inc.	63,242	7,135,072
#	Fiera Capital Corp., Class A	359,719	2,970,678
	Firm Capital Mortgage Investment Corp.	185,919	2,156,285
	First National Financial Corp.	78,719	2,703,518
#	goeasy, Ltd.	45,560	7,269,960
#*	GoldMoney, Inc.	125,000	224,025
	Guardian Capital Group, Ltd., Class A	92,214	2,500,830
#*	Home Capital Group, Inc., Class B	303,217	8,883,928
	iA Financial Corp., Inc.	174,036	9,873,857
	Kingsway Financial Services, Inc.	13,070	70,043
#	Laurentian Bank of Canada	412,090	13,079,124
#*	RF Capital Group, Inc.	170,238	293,004
#	Sprott, Inc.	127,333	4,681,732
	Sprott, Inc.	10,701	392,620
	Timbercreek Financial Corp.	529,052	4,026,576
*	Trisura Group, Ltd.	190,120	6,490,438

TOTAL FINANCIALS			157,473,162

HEALTH CARE — (1.4%)
#	Andlauer Healthcare Group, Inc.	15,333	597,413
*	Aptose Biosciences, Inc.	11,500	24,969
*	Aptose Biosciences, Inc.	63,621	138,694
#*	Aurora Cannabis, Inc.	188,800	1,307,260
#*	Aurora Cannabis, Inc.	169,500	1,172,940
*	Charlottes Web Holdings, Inc.	41,994	82,887
#*	Cronos Group, Inc.	482,409	2,730,435
#	Extendicare, Inc.	506,839	2,937,153
*	HEXO Corp.	77,100	141,864
	HLS Therapeutics, Inc.	16,100	234,140
*	Knight Therapeutics, Inc.	808,695	3,415,852
#	Medical Facilities Corp.	163,242	1,255,311
*	Oncolytics Biotech, Inc.	33,485	69,984
*	Opsens, Inc.	6,100	14,593
#*	Organigram Holdings, Inc.	503,390	1,157,797
*	Organigram Holdings, Inc.	599,701	1,382,541
#	Sienna Senior Living, Inc.	332,956	3,780,126

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
*	Trillium Therapeutics, Inc.	31,800	$558,873
*	Trillium Therapeutics, Inc.	8,800	154,528
*	Viemed Healthcare, Inc.	24,347	135,325
*	Viemed Healthcare, Inc.	50,402	279,731
	Zenith Capital Corp.	111,820	28,313

TOTAL HEALTH CARE			21,600,729

INDUSTRIALS — (10.4%)
	Aecon Group, Inc.	342,354	5,181,530
#	AG Growth International, Inc.	136,123	3,040,360
	Algoma Central Corp.	48,800	649,203
#*	ATS Automation Tooling Systems, Inc.	441,354	14,000,950
#	Badger Infrastructure Solutions, Ltd.	167,591	4,478,885
#	Bird Construction, Inc.	286,252	2,223,843
*	Black Diamond Group, Ltd.	237,417	708,540
*	Bombardier, Inc., Class A	131,404	232,390
#*	Bombardier, Inc., Class B	5,307,530	9,051,212
	Calian Group, Ltd.	50,690	2,441,252
	Cervus Equipment Corp.	43,505	667,035
	Dexterra Group, Inc.	162,543	1,049,740
#*	DIRTT Environmental Solutions	310,570	961,183
#	Doman Building Materials Group, Ltd.	337,453	1,691,794
	Exchange Income Corp.	113,793	3,982,665
	Finning International, Inc.	890,113	21,961,180
*	GDI Integrated Facility Services, Inc.	33,695	1,452,508
	Hardwoods Distribution, Inc.	59,241	1,716,053
*	Heroux-Devtek, Inc.	245,951	3,435,081
#*	IBI Group, Inc.	120,500	1,078,849
	K-Bro Linen, Inc.	61,553	1,980,329
#	LifeWorks, Inc.	401,948	10,240,693
	Magellan Aerospace Corp.	114,378	918,383
#	Mullen Group, Ltd.	446,365	4,539,066
#	NFI Group, Inc.	325,072	6,118,519
*	Patriot One Technologies, Inc.	120,000	45,002
	Richelieu Hardware, Ltd.	361,973	11,905,728
#	Russel Metals, Inc.	339,623	8,143,337
#	Savaria Corp.	185,714	3,005,793
#	SNC-Lavalin Group, Inc.	728,815	20,242,943
	Stantec, Inc.	287,574	13,509,121
	Wajax Corp.	104,085	1,885,955
#*	Westport Fuel Systems, Inc.	33,123	108,975
#	Westshore Terminals Investment Corp.	262,257	5,062,517

TOTAL INDUSTRIALS			167,710,614

INFORMATION TECHNOLOGY — (2.8%)
	Absolute Software Corp.	303,292	3,333,195
*	Celestica, Inc.	36,408	323,303
*	Celestica, Inc.	580,305	5,154,296
*	Descartes Systems Group, Inc. (The)	27,513	2,235,706
	Enghouse Systems, Ltd.	263,395	11,556,024
	Evertz Technologies, Ltd.	146,939	1,664,752
#*	Kinaxis, Inc.	99,954	14,420,965
	Quarterhill, Inc.	586,379	1,282,386
#*	Sierra Wireless, Inc.	241,452	3,738,255
	TECSYS, Inc.	13,561	614,131
	Vecima Networks, Inc.	6,059	76,539
*	VIQ Solutions, Inc.	9,600	28,195

TOTAL INFORMATION TECHNOLOGY			44,427,747

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (20.6%)
*	5N Plus, Inc.	414,065	$902,273
#	Acadian Timber Corp.	65,067	962,700
#	AirBoss of America Corp.	112,538	3,215,498
	Alamos Gold, Inc., Class A	2,149,776	15,462,226
#	Altius Minerals Corp.	208,691	2,565,387
#*	Americas Gold & Silver Corp.	86,596	69,053
*	Amerigo Resources, Ltd.	189,208	188,222
*	Argonaut Gold, Inc.	1,706,606	3,705,327
*	Aya Gold & Silver, Inc.	16,800	103,325
#	B2Gold Corp.	1,994,893	6,819,743
	B2Gold Corp.	1,728,490	5,911,436
#*	Calibre Mining Corp.	231,489	246,731
#*	Canfor Corp.	341,978	7,511,312
*	Canfor Pulp Products, Inc.	138,951	713,076
#*	Capstone Mining Corp.	2,456,528	9,561,569
#	Cascades, Inc.	495,489	6,130,043
#	Centerra Gold, Inc.	1,270,606	8,677,360
	China Gold International Resources Corp., Ltd.	1,488,085	4,288,260
#*	Copper Mountain Mining Corp.	690,855	1,543,597
	Dundee Precious Metals, Inc.	968,880	5,828,885
*	Eldorado Gold Corp.	664,263	5,139,567
*	Eldorado Gold Corp.	111,244	859,916
	Endeavour Mining P.L.C.	676,320	15,223,348
#*	Endeavour Silver Corp.	360,197	1,475,937
#*	Equinox Gold Corp.	478,217	3,156,400
*	Equinox Gold Corp.	31,771	209,689
#*	ERO Copper Corp.	305,622	5,419,446
#	First Majestic Silver Corp.	662,041	7,495,398
#	First Majestic Silver Corp.	272,599	3,080,369
#*	First Mining Gold Corp.	749,400	177,499
#*	Fortuna Silver Mines, Inc.	916,599	3,603,872
*	Fortuna Silver Mines, Inc.	437,641	1,719,929
*	Freegold Ventures, Ltd.	9,000	3,695
#*	Galiano Gold, Inc.	696,057	500,088
#*	GoGold Resources, Inc.	62,609	136,923
*	Gold Standard Ventures Corp.	10,700	4,815
*	Golden Star Resources, Ltd.	374,657	887,392
#*	Great Panther Mining, Ltd.	91,900	42,808
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	153,070	953,626
#	Hudbay Minerals, Inc.	1,055,906	6,585,866
#*	i-80 Gold Corp.	399,340	980,536
#*	IAMGOLD Corp.	2,197,656	4,979,688
*	IAMGOLD Corp.	599,837	1,355,632
#*	Imperial Metals Corp.	381,251	1,173,914
#	Interfor Corp.	357,541	8,829,846
	Intertape Polymer Group, Inc.	291,147	6,332,781
*	Ivanhoe Mines, Ltd., Class A	1,063,670	6,802,248
*	Karora Resources, Inc.	410,857	1,073,691
#	Labrador Iron Ore Royalty Corp.	309,669	8,610,881
#*	Largo Resources, Ltd.	65,149	684,102
*	Largo Resources, Ltd.	5,436	57,132
#*	Lucara Diamond Corp.	1,586,273	789,004
#*	Lundin Gold, Inc.	86,276	645,061
*	MAG Silver Corp.	15,600	252,610
*	MAG Silver Corp.	42,650	690,930
#*	Major Drilling Group International, Inc.	667,650	4,454,163
*	Mandalay Resources Corp.	464	699
*	Marathon Gold Corp.	147,500	357,512

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Maverix Metals, Inc.	9,022	$40,387
#	Maverix Metals, Inc.	44,020	196,769
#	Methanex Corp.	208,917	9,627,732
	Methanex Corp.	127,282	5,860,063
	Neo Performance Materials, Inc.	9,364	129,969
*	New Gold, Inc.	3,469,405	3,670,458
#*	Northern Dynasty Minerals, Ltd.	76,877	34,596
*	OceanaGold Corp.	3,696,713	6,041,525
*	Orbite Technologies, Inc.	73,500	0
	Osisko Gold Royalties, Ltd.	612,626	6,882,732
#	Osisko Gold Royalties, Ltd.	15,020	168,675
#*	Osisko Mining, Inc.	659,420	1,223,462
#*	PolyMet Mining Corp.	64,208	197,704
#*	Pretium Resources, Inc.	355,066	3,422,836
#*	Pretium Resources, Inc.	537,202	5,195,582
#*	Sabina Gold & Silver Corp.	1,438,714	1,658,394
*	Sandstorm Gold, Ltd.	904,360	5,205,104
*	Sandstorm Gold, Ltd.	285,675	1,645,488
#*	Seabridge Gold, Inc.	115,446	1,778,266
*	Seabridge Gold, Inc.	111,464	1,722,119
*	Sierra Metals, Inc.	6,100	10,980
#	SSR Mining, Inc.	988,019	14,368,630
	SSR Mining, Inc.	180,704	2,629,243
	Stelco Holdings, Inc.	190,152	5,572,748
	Stella-Jones, Inc.	301,231	10,143,299
#*	Taseko Mines, Ltd.	1,510,625	2,838,534
*	Torex Gold Resources, Inc.	458,504	4,582,868
#	Transcontinental, Inc., Class A	390,637	6,205,287
#*	Treasury Metals, Inc.	25,002	14,015
#*	Trevali Mining Corp.	2,559,289	353,605
*	Turquoise Hill Resources, Ltd.	212,458	3,135,880
*	Turquoise Hill Resources, Ltd.	307,670	4,549,698
*	Victoria Gold Corp.	20,843	247,990
*	Wallbridge Mining Co., Ltd.	350,615	146,712
#*	Wesdome Gold Mines, Ltd.	749,214	6,003,886
	Western Forest Products, Inc.	1,907,526	3,313,246
#	Winpak, Ltd.	148,779	4,810,122
#	Yamana Gold, Inc.	4,784,888	18,888,710
	Yamana Gold, Inc.	118,400	468,864

TOTAL MATERIALS			332,139,214

REAL ESTATE — (3.3%)
#	Altus Group, Ltd.	261,893	12,778,294
	Bridgemarq Real Estate Services	53,069	697,615
	Colliers International Group, Inc.	134,012	17,154,086
	Colliers International Group, Inc.	4,163	531,657
	DREAM Unlimited Corp., Class A	246,187	5,446,202
	Information Services Corp.	27,105	591,919
#*	Invesque, Inc.	191,266	397,833
*	Mainstreet Equity Corp.	31,349	2,665,135
	Melcor Developments, Ltd.	55,340	661,930
	Morguard Corp.	22,184	2,332,946
#*	Real Matters, Inc.	350,220	2,776,100
#	Tricon Residential, Inc.	539,923	7,204,089

TOTAL REAL ESTATE			53,237,806

UTILITIES — (8.3%)
#	AltaGas, Ltd.	508,361	10,029,955

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
#	Atco, Ltd., Class I	375,286	$12,038,426
#	Boralex, Inc., Class A	549,954	16,238,970
#	Brookfield Infrastructure Corp., Class A	337,306	20,220,784
#	Capital Power Corp.	771,649	26,020,155
#	Innergex Renewable Energy, Inc.	622,209	9,972,242
*	Maxim Power Corp.	61,434	151,330
	Polaris Infrastructure, Inc.	115,463	1,577,064
#	Superior Plus Corp.	815,679	8,713,198
	TransAlta Corp.	16,789	177,292
	TransAlta Corp.	1,784,708	18,853,145
#	TransAlta Renewables, Inc.	614,934	9,219,640

TOTAL UTILITIES			133,212,201

TOTAL COMMON STOCKS			1,353,060,746

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	41,142	242,967

TOTAL INVESTMENT SECURITIES (Cost $1,061,843,946)			1,353,303,713

			Value†
SECURITIES LENDING COLLATERAL — (15.9%)
@§	The DFA Short Term Investment Fund	22,186,912	256,702,574

TOTAL INVESTMENTS — (100.0%)
(Cost $1,318,529,803)^^			$1,610,006,287

Summary of the Series’ investments as of September 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$19,948,917	—	—	$19,948,917
Consumer Discretionary	84,090,125	$45,122	—	84,135,247
Consumer Staples	72,449,487	—	—	72,449,487
Energy	266,714,073	11,549	—	266,725,622
Financials	157,473,162	—	—	157,473,162
Health Care	19,701,218	1,899,511	—	21,600,729
Industrials	167,710,614	—	—	167,710,614
Information Technology	44,427,747	—	—	44,427,747
Materials	331,822,505	316,709	—	332,139,214
Real Estate	53,237,806	—	—	53,237,806
Utilities	133,212,201	—	—	133,212,201
Rights/Warrants
Energy	—	242,967	—	242,967
Securities Lending Collateral	—	256,702,574	—	256,702,574

TOTAL	$1,350,787,855	$259,218,432	—	$1,610,006,287

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2021, the Trust consisted of eleven operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2021, the total cost of securities for federal income tax purposes was:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$3,012,749	—	—	—
The Asia Pacific Small Company Series	1,642,615	—	—	—
The United Kingdom Small Company Series	1,497,336	—	—	—
The Continental Small Company Series	4,814,082	—	—	—
The Canadian Small Company Series	1,344,535	—	—	—

RECENTLY ISSUED ACCOUNTING STANDARDS

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Series is expected to be immaterial.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the _Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

CORONAVIRUS (COVID-19) PANDEMIC

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

SUBSEQUENT EVENT EVALUATIONS

On June 3, 2021, President Biden issued an Executive Order titled _Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Series.